UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Government Income Fund - Class A, Class T, Class C and Class I Annual Report August 31, 2016 Class A, Class T, Class C and Class I are classes of Fidelity® Government Income Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(0.24)%	1.29%	3.72%
Class T (incl. 4.00% sales charge)	(0.23)%	1.30%	3.73%
Class C (incl. contingent deferred sales charge)	2.12%	1.34%	3.37%
Class I	4.19%	2.39%	4.41%

 As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006, and March 31, 2007, reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class A's current 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

 Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class T's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

 Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006, are those of Fidelity® Government Income Fund, the original class of the fund, which has no 12b-1 fee. Had Class C's 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class I shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity® Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Government Income Fund - Class A on August 31, 2006, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period.

See previous page for additional information regarding the performance of Class A.

Period Ending Values
$14,402	Fidelity Advisor® Government Income Fund - Class A
$15,446	Barclays® U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager William Irving:  For the year, most of the fund’s share classes (excluding sales charges, if applicable), posted gains ranging from slightly above to slightly below 4%, trailing, net of fees, the 4.74% return of the Barclays 75% U.S. Government/25% U.S. MBS Blended Index. The fund’s out-of-index exposure to Treasury Inflation-Protected Securities hurt performance. These holdings, which we eliminated from the portfolio in March, performed poorly when we owned them as investors shunned inflation protection. We also lost a bit of ground relative to the benchmark from security selection among residential mortgage-backed securities. Here, our stake in TBA (to be announced) securities worked against. We paired these securities with floating-rate securities to synthesize mortgage exposure. However, this strategy underperformed: the floaters dropped in price and the TBAs got more expensive to buy forward. In contrast, holdings in out-of-benchmark commercial mortgage-backed securities (CMBS) issued by Freddie Mac aided our relative result, as they outpaced most other government bond sectors in the benchmark. Our positioning within the government agency debentures sector—with a bias toward comparatively high-yielding niche issuers—also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	7.9	11.9
1 - 1.99%	26.9	27.6
2 - 2.99%	16.8	14.9
3 - 3.99%	23.2	21.6
4 - 4.99%	15.0	13.6
5 - 5.99%	8.6	9.0
6 - 6.99%	0.4	0.5
7 - 7.99%	0.1	0.0
8% and above	0.4	0.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Mortgage Securities	31.5%
CMOs and Other Mortgage Related Securities	22.1%
U.S. Treasury Obligations	44.9%
U.S. Government Agency Obligations***	3.1%
Foreign Government & Government Agency Obligations	3.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(4.9)%

 * Foreign investments - 3.3%

 ** Futures and Swaps - 1.1%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*,**
Mortgage Securities	23.9%
CMOs and Other Mortgage Related Securities	24.0%
U.S. Treasury Obligations	46.3%
U.S. Government Agency Obligations***	3.2%
Foreign Government & Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.8)%

 * Foreign investments - 3.4%

 ** Futures and Swaps - 0.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 48.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.875% 8/2/19	$131	$130
1% 2/26/19	326	326
1.125% 12/14/18	240	241
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	948	996
Series 2002-20K Class 1, 5.08% 11/1/22	1,368	1,461
Series 2004-20H Class 1, 5.17% 8/1/24	592	641
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,380
4.25% 9/15/65	25,633	31,132
5.25% 9/15/39	2,807	3,957
5.375% 4/1/56	3,438	4,953
		67,217
U.S. Treasury Obligations - 44.9%
U.S. Treasury Bonds:
2.25% 8/15/46	9,071	9,103
2.5% 2/15/46	18,500	19,542
2.5% 5/15/46	21,500	22,751
2.875% 8/15/45	119,495	135,879
3% 11/15/44	29,032	33,791
3% 11/15/45	40,000	46,602
3.625% 2/15/44	45,031	58,503
4.375% 2/15/38	78,154	110,893
4.375% 5/15/40	4,000	5,690
5% 5/15/37 (a)(b)	41,142	62,708
U.S. Treasury Notes:
0.75% 2/28/18	4,631	4,629
0.75% 4/30/18	18,000	17,986
0.75% 7/31/18	21,000	20,975
0.75% 8/31/18	85,000	84,894
0.75% 7/15/19	15,000	14,927
0.75% 8/15/19	64,855	64,523
0.875% 7/15/18	228	228
0.875% 6/15/19	50,303	50,240
1% 5/31/18	34,635	34,747
1.125% 1/15/19	25,562	25,710
1.125% 7/31/21(c)	45,586	45,403
1.125% 8/31/21	30,000	29,895
1.25% 11/30/18	15,000	15,131
1.375% 7/31/18	14,780	14,935
1.375% 9/30/18	17,526	17,718
1.375% 2/28/19	69,770	70,620
1.375% 3/31/20	144,474	146,102
1.375% 4/30/20	4,172	4,219
1.375% 8/31/20	5,000	5,049
1.375% 1/31/21	27,500	27,731
1.375% 4/30/21	20,000	20,159
1.375% 5/31/21	20,000	20,166
1.375% 8/31/23	57,341	57,043
1.5% 12/31/18	10,768	10,924
1.5% 1/31/19	6,408	6,503
1.5% 10/31/19	5,655	5,746
1.5% 1/31/22	54,399	54,990
1.5% 2/28/23	58,062	58,375
1.5% 3/31/23	30,000	30,145
1.5% 8/15/26	15,000	14,890
1.625% 4/30/19	11,603	11,824
1.625% 6/30/19	51,223	52,229
1.625% 12/31/19	41,368	42,197
1.625% 6/30/20	4,710	4,803
1.625% 7/31/20	30,000	30,593
1.625% 2/15/26	15,000	15,047
1.625% 5/15/26	26,000	26,075
1.75% 9/30/19	58,087	59,473
1.75% 10/31/20	18,000	18,435
1.75% 12/31/20	119,701	122,633
1.75% 2/28/22	5,000	5,118
2% 9/30/20	107,107	110,760
2% 7/31/22	18,845	19,541
2% 11/30/22	61,423	63,664
2% 8/15/25	65,444	67,783
2.125% 6/30/21	22,000	22,938
2.125% 12/31/21	2,000	2,087
2.25% 7/31/21	26,021	27,289
2.25% 11/15/25	34,249	36,210
		2,218,764
Other Government Related - 1.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.0146% 12/7/20 (NCUA Guaranteed) (d)	3,648	3,638
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (d)	1,835	1,834
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,580
		86,052
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,273,912)		2,372,033

U.S. Government Agency - Mortgage Securities - 6.3%
Fannie Mae - 4.8%
2.272% 7/1/35 (d)	60	62
2.276% 2/1/33 (d)	67	69
2.29% 11/1/33 (d)	82	86
2.298% 3/1/35 (d)	78	81
2.32% 12/1/34 (d)	180	186
2.35% 10/1/33 (d)	118	122
2.413% 10/1/33 (d)	54	56
2.453% 2/1/44 (d)	568	587
2.502% 4/1/44 (d)	890	919
2.523% 2/1/44 (d)	520	537
2.54% 6/1/42 (d)	309	322
2.551% 1/1/44 (d)	913	943
2.557% 10/1/33 (d)	112	118
2.574% 7/1/34 (d)	103	107
2.582% 3/1/36 (d)	413	431
2.6% 5/1/44 (d)	997	1,030
2.626% 5/1/44 (d)	1,520	1,579
2.627% 3/1/40 (d)	1,663	1,753
2.662% 7/1/35 (d)	202	213
2.678% 4/1/44 (d)	2,144	2,217
2.69% 3/1/37 (d)	115	120
2.693% 2/1/42 (d)	1,884	1,968
2.715% 2/1/36 (d)	48	51
2.751% 1/1/42 (d)	1,561	1,627
2.801% 11/1/36 (d)	84	88
2.803% 6/1/36 (d)	159	166
2.833% 3/1/35 (d)	79	83
2.951% 11/1/40 (d)	170	179
2.98% 9/1/41 (d)	203	212
2.991% 10/1/41 (d)	98	103
3% 6/1/45 to 11/1/45	2,870	2,980
3% 9/1/46 (e)	4,500	4,666
3% 9/1/46 (e)	3,770	3,909
3% 9/1/46 (e)	8,800	9,125
3% 10/1/46 (e)	4,500	4,657
3% 10/1/46 (e)	8,800	9,107
3% 10/1/46 (e)	3,770	3,902
3.007% 5/1/36 (d)	115	122
3.229% 7/1/41 (d)	302	318
3.352% 10/1/41 (d)	159	167
3.5% 9/1/46 (e)	92,000	96,923
3.557% 7/1/41 (d)	389	409
4% 5/1/29 to 2/1/42	61,992	66,267
4.5% 7/1/33 to 4/1/39	3,978	4,393
5% 7/1/35	8,326	9,288
5.5% 1/1/29	1,751	1,968
6.5% 2/1/17 to 5/1/27	313	358
9.5% 10/1/20	9	10
11.5% 1/15/21	1	1
		234,585
Freddie Mac - 0.6%
2.32% 3/1/35 (d)	294	303
2.582% 5/1/37 (d)	220	229
2.71% 2/1/36 (d)	22	24
2.823% 10/1/42 (d)	1,329	1,405
2.916% 3/1/33 (d)	7	8
2.975% 10/1/41 (d)	2,685	2,824
2.99% 6/1/35 (d)	168	177
3% 2/1/31 to 2/1/43	15,769	16,568
3.067% 7/1/35 (d)	866	922
3.068% 9/1/41 (d)	1,824	1,909
3.193% 9/1/41 (d)	222	233
3.231% 4/1/41 (d)	228	238
3.286% 6/1/41 (d)	236	248
3.295% 7/1/36 (d)	309	329
3.417% 5/1/41 (d)	183	192
3.581% 10/1/35 (d)	153	164
3.627% 6/1/41 (d)	339	356
3.704% 5/1/41 (d)	299	315
4.5% 5/1/39 to 10/1/41	3,344	3,706
5.5% 7/1/29	36	41
6% 1/1/24	1,308	1,436
9.5% 6/1/18 to 8/1/21	11	12
		31,639
Ginnie Mae - 0.9%
4.3% 8/20/61 (f)	4,073	4,216
4.649% 2/20/62 (f)	2,912	3,065
4.682% 2/20/62 (f)	3,867	4,053
4.684% 1/20/62 (f)	22,772	23,853
5.47% 8/20/59 (f)	677	688
5.5% 11/15/35	2,107	2,427
5.612% 4/20/58 (f)	66	66
6% 6/15/36	4,656	5,411
		43,779
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $308,096)		310,003

Collateralized Mortgage Obligations - 15.8%
U.S. Government Agency - 15.8%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.5044% 8/25/31 (d)	111	113
Series 2002-49 Class FB, 1.1074% 11/18/31 (d)	99	99
Series 2002-60 Class FV, 1.5244% 4/25/32 (d)	43	43
Series 2002-75 Class FA, 1.5244% 11/25/32 (d)	87	89
Series 2010-15 Class FJ, 1.4544% 6/25/36 (d)	6,636	6,719
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,951	2,078
Series 2005-27 Class NE, 5.5% 5/25/34	1,067	1,087
Series 2005-64 Class PX, 5.5% 6/25/35	2,034	2,232
Series 2005-68 Class CZ, 5.5% 8/25/35	4,837	5,460
Series 2006-45 Class OP, 6/25/36(g)	917	834
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,704
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,046	1,130
Series 2004-91 Class Z, 5% 12/25/34	6,450	7,182
Series 2005-117 Class JN, 4.5% 1/25/36	645	692
Series 2005-14 Class ZB, 5% 3/25/35	1,947	2,169
Series 2006-72 Class CY, 6% 8/25/26	4,030	4,423
Series 2009-59 Class HB, 5% 8/25/39	2,729	3,038
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	12,057
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	379	25
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	567	36
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	4,497	566
Series 2010-39 Class FG, 1.4444% 3/25/36 (d)	4,088	4,164
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,282	71
Series 2012-27 Class EZ, 4.25% 3/25/42	7,913	8,684
Series 2016-26 Class CG, 3% 5/25/46	26,470	27,563
Freddie Mac:
floater:
Series 2530 Class FE, 1.1077% 2/15/32 (d)	57	58
Series 2630 Class FL, 1.0077% 6/15/18 (d)	28	28
Series 2682 Class FB, 1.4077% 10/15/33 (d)	3,710	3,756
Series 2711 Class FC, 1.4077% 2/15/33 (d)	2,047	2,072
planned amortization class:
Series 1141 Class G, 9% 9/15/21	43	48
Series 2356 Class GD, 6% 9/15/16	0	0
Series 2376 Class JE, 5.5% 11/15/16	11	11
Series 2381 Class OG, 5.5% 11/15/16	1	1
Series 2682 Class LD, 4.5% 10/15/33	777	840
Series 3415 Class PC, 5% 12/15/37	611	666
Series 3763 Class QA, 4% 4/15/34	1,497	1,523
Series 3840 Class VA, 4.5% 9/15/27	4,162	4,388
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	575	577
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	8,822	10,022
Series 2587 Class AD, 4.71% 3/15/33	3,856	4,124
Series 2773 Class HC, 4.5% 4/15/19	328	336
Series 2877 Class ZD, 5% 10/15/34	7,766	8,633
Series 3007 Class EW, 5.5% 7/15/25	6,242	6,816
Series 3745 Class KV, 4.5% 12/15/26	6,824	7,449
Series 3806 Class L, 3.5% 2/15/26	8,900	9,705
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,607
Series 3889 Class DZ, 4% 1/15/41	33,433	37,090
Series 3843 Class PZ, 5% 4/15/41	2,434	3,026
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	9,042	9,662
Series 4341 Class ML, 3.5% 11/15/31	12,563	13,285
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.9924% 1/20/38 (d)	298	299
Series 2008-73 Class FA, 1.3724% 8/20/38 (d)	2,234	2,270
Series 2008-83 Class FB, 1.4124% 9/20/38 (d)	2,044	2,080
Series 2009-108 Class CF, 1.1067% 11/16/39 (d)	1,300	1,309
Series 2011-H20 Class FA, 1.0176% 9/20/61 (d)(f)	9,520	9,501
Series 2011-H21 Class FA, 1.0676% 10/20/61 (d)(f)	6,439	6,438
Series 2012-H01 Class FA, 1.1676% 11/20/61 (d)(f)	5,530	5,550
Series 2012-H03 Class FA, 1.1676% 1/20/62 (d)(f)	3,435	3,447
Series 2012-H06 Class FA, 1.0976% 1/20/62 (d)(f)	5,299	5,304
Series 2012-H07 Class FA, 1.0976% 3/20/62 (d)(f)	3,119	3,122
Series 2013-H19:
Class FC, 1.0676% 8/20/63 (d)(f)	1,176	1,176
Class FD, 1.0676% 8/20/63 (d)(f)	3,100	3,099
Series 2014-H02 Class FB, 1.1176% 12/20/63 (d)(f)	38,399	38,476
Series 2014-H03 Class FA, 1.0676% 1/20/64 (d)(f)	15,346	15,344
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(f)	21,864	21,784
Series 2015-H13 Class FL, 0.7476% 5/20/63 (d)(f)	28,397	28,293
Series 2015-H19 Class FA, 0.6676% 4/20/63 (d)(f)	27,411	27,282
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	21	21
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,953
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,326
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	5,989	5,975
Series 2013-H26 Class HA, 3.5% 9/20/63 (f)	48,661	50,553
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	6,268	6,441
Series 2016-H02 Class FM, 0.9676% 9/20/62 (d)(f)	23,955	23,946
Series 2016-H04 Class FE, 1.1176% 11/20/65 (d)(f)	6,909	6,921
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	16,467	17,321
Series 2010-H17 Class XP, 5.2989% 7/20/60 (d)(f)	20,210	21,200
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	15,200	15,959
Series 2011-71 Class ZB, 5.5% 8/20/34	13,279	15,069
Series 2012-64 Class KB, 14.4687% 5/20/41 (d)	247	329
Series 2013-124:
Class ES, 7.9834% 4/20/39 (d)(i)	6,202	6,665
Class ST, 8.1168% 8/20/39 (d)(i)	11,908	13,092
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	16,172	16,398
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	50,497	51,042
Class JA, 2.5% 6/20/65 (f)	6,032	6,100
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(f)	45,866	45,764
Series 2016-H13 Class FB, 1.18% 5/20/66 (d)(f)	27,355	27,332
Series 2090-118 Class XZ, 5% 12/20/39	13,406	16,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $780,920)		783,471

Commercial Mortgage Securities - 4.2%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,098
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	6,437	6,764
Series K029 Class A2, 3.32% 2/25/23 (d)	3,110	3,398
Series K034 Class A1, 2.669% 2/25/23	13,736	14,104
Series K037 Class A2, 3.49% 1/25/24	11,281	12,492
Series K710 Class A2, 1.883% 5/25/19	8,456	8,572
Series K717 Class A2, 2.991% 9/25/21	4,531	4,818
Series K032 Class A1, 3.016% 2/25/23	23,173	24,241
Series K039 Class A2, 3.303% 7/25/24	24,645	27,028
Series K042 Class A2, 2.67% 12/25/24	22,200	23,360
Series K501 Class A2, 1.655% 11/25/16	2,944	2,944
2.313% 3/25/20	5,437	5,601
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K038 Class A2, 3.389% 3/25/24	7,000	7,709
Series K044 Class A2, 2.811% 1/25/25	58,600	62,266
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $201,013)		207,395

Foreign Government and Government Agency Obligations - 3.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	90,054
5.5% 12/4/23	48	60
5.5% 4/26/24	6,065	7,658
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,991
3% 6/30/25	19,267	21,114
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $142,762)		161,877
	Shares	Value (000s)

Fixed-Income Funds - 24.8%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $1,160,952)	11,060,897	1,224,994

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.42% (k)
(Cost $6,187)	6,187,275	6,187
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.9%
Investments in repurchase agreements in a joint trading account at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) # (l)
(Cost $44,792)	44,793	44,792
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $4,918,634)		5,110,752
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(169,418)
NET ASSETS - 100%		$4,941,334

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/46	$(4,500)	$(4,666)
3% 9/1/46	(8,800)	(9,126)
3% 9/1/46	(3,770)	(3,909)
3.5% 9/1/46	(70,200)	(73,957)
TOTAL TBA SALE COMMITMENTS
(Proceeds $91,690)		$(91,658)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
57 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	12,444	$(12)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Sep. 2026	USD 23,200	2.25%	3-month LIBOR	$364	$0	$364
CME	Sep. 2046	1,120	2.75%	3-month LIBOR	101	0	101

TOTAL INTEREST RATE SWAPS					$465	$0	$465

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,100,000

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$43
Fidelity Mortgage Backed Securities Central Fund	26,745
Total	$26,788

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$164,891	$--	$1,224,994	16.7%
Total	$1,044,642	$164,891	$--	$1,224,994

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,372,033	$--	$2,372,033	$--
U.S. Government Agency - Mortgage Securities	310,003	--	310,003	--
Collateralized Mortgage Obligations	783,471	--	783,471	--
Commercial Mortgage Securities	207,395	--	207,395	--
Foreign Government and Government Agency Obligations	161,877	--	161,877	--
Fixed-Income Funds	1,224,994	1,224,994	--	--
Money Market Funds	6,187	6,187	--	--
Cash Equivalents	44,792	--	44,792	--
Total Investments in Securities:	$5,110,752	$1,231,181	$3,879,571	$--
Derivative Instruments:
Assets
Swaps	$465	$--	$465	$--
Total Assets	$465	$--	$465	$--
Liabilities
Futures Contracts	$(12)	$(12)	$--	$--
Total Liabilities	$(12)	$(12)	$--	$--
Total Derivative Instruments:	$453	$(12)	$465	$--
Other Financial Instruments:
TBA Sale Commitments	$(91,658)	$--	$(91,658)	$--
Total Other Financial Instruments:	$(91,658)	$--	$(91,658)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(12)
Swaps(b)	465	0
Total Value of Derivatives	$465	$(12)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (b) For centrally cleared (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$44,792,000 due 9/01/16 at 0.50%
Commerz Markets LLC	$44,792
$44,792

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $43,823 and repurchase agreements of $44,792) — See accompanying schedule: Unaffiliated issuers (cost $3,751,495)	$3,879,571
Fidelity Central Funds (cost $1,167,139)	1,231,181
Total Investments (cost $4,918,634)		$5,110,752
Receivable for investments sold		249,346
Receivable for TBA sale commitments		91,690
Receivable for fund shares sold		3,238
Interest receivable		13,307
Distributions receivable from Fidelity Central Funds		17
Other receivables		50
Total assets		5,468,400
Liabilities
Payable for investments purchased
Regular delivery	$251,545
Delayed delivery	132,322
TBA sale commitments, at value	91,658
Payable for fund shares redeemed	4,384
Distributions payable	234
Accrued management fee	1,274
Distribution and service plan fees payable	174
Payable for daily variation margin for derivative instruments	9
Other affiliated payables	625
Other payables and accrued expenses	49
Collateral on securities loaned, at value	44,792
Total liabilities		527,066
Net Assets		$4,941,334
Net Assets consist of:
Paid in capital		$4,788,760
Distributions in excess of net investment income		(8,402)
Accumulated undistributed net realized gain (loss) on investments		(31,627)
Net unrealized appreciation (depreciation) on investments		192,603
Net Assets		$4,941,334
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($261,290 ÷ 24,506 shares)		$10.66
Maximum offering price per share (100/96.00 of $10.66)		$11.10
Class T:
Net Asset Value and redemption price per share ($196,507 ÷ 18,432 shares)		$10.66
Maximum offering price per share (100/96.00 of $10.66)		$11.10
Class C:
Net Asset Value and offering price per share ($93,974 ÷ 8,818 shares)(a)		$10.66
Government Income:
Net Asset Value, offering price and redemption price per share ($3,895,882 ÷ 365,905 shares)		$10.65
Class I:
Net Asset Value, offering price and redemption price per share ($493,681 ÷ 46,293 shares)		$10.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$67,521
Income from Fidelity Central Funds		26,788
Total income		94,309
Expenses
Management fee	$14,336
Transfer agent fees	5,192
Distribution and service plan fees	1,893
Fund wide operations fee	1,798
Independent trustees' fees and expenses	21
Miscellaneous	15
Total expenses before reductions	23,255
Expense reductions	(38)	23,217
Net investment income (loss)		71,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,551
Futures contracts	(1,372)
Swaps	814
Total net realized gain (loss)		16,993
Change in net unrealized appreciation (depreciation) on: Investment securities	102,117
Futures contracts	1,133
Swaps	1,151
Delayed delivery commitments	(54)
Total change in net unrealized appreciation (depreciation)		104,347
Net gain (loss)		121,340
Net increase (decrease) in net assets resulting from operations		$192,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,092	$61,673
Net realized gain (loss)	16,993	33,390
Change in net unrealized appreciation (depreciation)	104,347	(23,553)
Net increase (decrease) in net assets resulting from operations	192,432	71,510
Distributions to shareholders from net investment income	(77,548)	(57,747)
Distributions to shareholders from net realized gain	(39,904)	(10,638)
Total distributions	(117,452)	(68,385)
Share transactions - net increase (decrease)	502,872	395,804
Total increase (decrease) in net assets	577,852	398,929
Net Assets
Beginning of period	4,363,482	3,964,553
End of period	$4,941,334	$4,363,482
Other Information
Distributions in excess of net investment income end of period	$(8,402)	$(1,257)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.135	.126	.138	.105	.141
Net realized and unrealized gain (loss)	.270	.048	.278	(.454)	.327
Total from investment operations	.405	.174	.416	(.349)	.468
Distributions from net investment income	(.150)	(.116)	(.139)	(.099)	(.135)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.245)	(.144)	(.146)	(.421)	(.398)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C	3.92%	1.67%	4.10%	(3.29)%	4.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	1.28%	1.20%	1.34%	.99%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$261	$222	$246	$291	$380
Portfolio turnover rateF	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.135	.127	.140	.107	.143
Net realized and unrealized gain (loss)	.270	.048	.277	(.454)	.327
Total from investment operations	.405	.175	.417	(.347)	.470
Distributions from net investment income	(.150)	(.117)	(.140)	(.101)	(.137)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.245)	(.145)	(.147)	(.423)	(.400)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C	3.92%	1.68%	4.12%	(3.27)%	4.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.75%	.75%
Expenses net of all reductions	.76%	.76%	.76%	.75%	.75%
Net investment income (loss)	1.28%	1.20%	1.36%	1.01%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$197	$181	$196	$228	$309
Portfolio turnover rateF	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.96	$10.90
Income from Investment Operations
Net investment income (loss)A	.053	.044	.059	.025	.060
Net realized and unrealized gain (loss)	.270	.048	.278	(.443)	.318
Total from investment operations	.323	.092	.337	(.418)	.378
Distributions from net investment income	(.068)	(.034)	(.060)	(.020)	(.055)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.163)	(.062)	(.067)	(.342)	(.318)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.96
Total ReturnB,C	3.12%	.88%	3.32%	(3.93)%	3.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of fee waivers, if any	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of all reductions	1.54%	1.55%	1.54%	1.52%	1.51%
Net investment income (loss)	.50%	.42%	.57%	.24%	.56%
Supplemental Data
Net assets, end of period (in millions)	$94	$54	$58	$73	$98
Portfolio turnover rateF	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.45	$10.18	$10.95	$10.88
Income from Investment Operations
Net investment income (loss)A	.167	.159	.171	.138	.175
Net realized and unrealized gain (loss)	.281	.048	.278	(.453)	.328
Total from investment operations	.448	.207	.449	(.315)	.503
Distributions from net investment income	(.183)	(.149)	(.172)	(.133)	(.170)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.278)	(.177)	(.179)	(.455)	(.433)
Net asset value, end of period	$10.65	$10.48	$10.45	$10.18	$10.95
Total ReturnB	4.35%	1.99%	4.45%	(2.99)%	4.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.59%	1.51%	1.66%	1.31%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$3,896	$3,489	$3,157	$3,412	$4,313
Portfolio turnover rateE	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.162	.154	.166	.133	.169
Net realized and unrealized gain (loss)	.271	.048	.277	(.454)	.327
Total from investment operations	.433	.202	.443	(.321)	.496
Distributions from net investment income	(.178)	(.144)	(.166)	(.127)	(.163)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.273)	(.172)	(.173)	(.449)	(.426)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB	4.19%	1.94%	4.38%	(3.03)%	4.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.51%
Net investment income (loss)	1.54%	1.46%	1.61%	1.26%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$494	$412	$298	$296	$334
Portfolio turnover rateE	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$141,816
Gross unrealized depreciation	(8,624)
Net unrealized appreciation (depreciation) on securities	$133,192
Tax Cost	$4,977,560

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,521
Undistributed long-term capital gain	$10,475
Net unrealized appreciation (depreciation) on securities and other investments	$133,630

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$96,027	$ 61,170
Long-term Capital Gains	21,425	7,215
Total	$ 117,452	$ 68,385

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,372)	$1,133
Swaps	814	1,151
Totals	$(558)	$2,284

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $164,891 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$604	$–
Class T	-%	.25%	477	–
Class B	.65%	.25%	30	22
Class C	.75%	.25%	782	142
			$1,893	$164

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38
Class T	8
Class B(a)	1
Class C(a)	16
$63

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$396.16
Class T	309.16
Class B	8.23
Class C	148.19
Government Income	3,649.10
Class I	682.15
	$5,192

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $162.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$3,406	$2,625
Class T	2,723	2,118
Class B	26	28
Class C	480	195
Government Income	63,334	47,788
Class I	7,579	4,993
Total	$77,548	$57,747
From net realized gain
Class A	$2,025	$646
Class T	1,660	523
Class B	49	22
Class C	503	154
Government Income	31,846	8,467
Class I	3,821	826
Total	$39,904	$10,638

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	12,026	6,410	$126,485	$67,517
Reinvestment of distributions	498	298	5,224	3,143
Shares redeemed	(9,122)	(9,109)	(95,982)	(95,762)
Net increase (decrease)	3,402	(2,401)	$35,727	$(25,102)
Class T
Shares sold	6,849	5,058	$71,986	$53,356
Reinvestment of distributions	404	244	4,234	2,573
Shares redeemed	(6,031)	(6,808)	(63,433)	(71,811)
Net increase (decrease)	1,222	(1,506)	$12,787	$(15,882)
Class B
Shares sold	17	30	$174	$319
Reinvestment of distributions	6	4	62	40
Shares redeemed	(584)	(303)	(6,152)	(3,186)
Net increase (decrease)	(561)	(269)	$(5,916)	$(2,827)
Class C
Shares sold	5,790	2,397	$60,776	$25,389
Reinvestment of distributions	81	27	844	282
Shares redeemed	(2,223)	(2,806)	(23,431)	(29,497)
Net increase (decrease)	3,648	(382)	$38,189	$(3,826)
Government Income
Shares sold	91,465	102,857	$961,380	$1,086,736
Reinvestment of distributions	8,754	5,138	91,724	54,081
Shares redeemed	(67,217)	(77,145)	(705,341)	(811,762)
Net increase (decrease)	33,002	30,850	$347,763	$329,055
Class I
Shares sold	14,937	22,692	$157,175	$240,263
Reinvestment of distributions	1,055	536	11,077	5,652
Shares redeemed	(8,950)	(12,486)	(93,930)	(131,528)
Net increase (decrease)	7,042	10,742	$74,322	$114,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.76%
Actual		$1,000.00	$1,016.90	$3.85
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class T	.76%
Actual		$1,000.00	$1,016.90	$3.85
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class C	1.53%
Actual		$1,000.00	$1,012.90	$7.74
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Government Income	.45%
Actual		$1,000.00	$1,019.40	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,018.20	$2.54
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Government Income Fund
Class A	10/17/2016	10/14/2016	$0.049
Class T	10/17/2016	10/14/2016	$0.049
Class C	10/17/2016	10/14/2016	$0.049
Government Income	10/17/2016	10/14/2016	$0.049
Class I	10/17/2016	10/14/2016	$0.049

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $13,319,006, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $48,261,184 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000
Proposal 1 reflects trust wide proposal and voting results.

AGVT-ANN-1016
1.834242.110

Fidelity® Government Income Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Government Income Fund	4.35%	2.46%	4.47%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Government Bond Index performed over the same period.

Period Ending Values
$15,479	Fidelity® Government Income Fund
$15,446	Barclays® U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager William Irving:  For the year, most of the fund’s share classes (excluding sales charges, if applicable), posted gains ranging from slightly above to slightly below 4%, trailing, net of fees, the 4.74% return of the Barclays 75% U.S. Government/25% U.S. MBS Blended Index. The fund’s out-of-index exposure to Treasury Inflation-Protected Securities hurt performance. These holdings, which we eliminated from the portfolio in March, performed poorly when we owned them as investors shunned inflation protection. We also lost a bit of ground relative to the benchmark from security selection among residential mortgage-backed securities. Here, our stake in TBA (to be announced) securities worked against. We paired these securities with floating-rate securities to synthesize mortgage exposure. However, this strategy underperformed: the floaters dropped in price and the TBAs got more expensive to buy forward. In contrast, holdings in out-of-benchmark commercial mortgage-backed securities (CMBS) issued by Freddie Mac aided our relative result, as they outpaced most other government bond sectors in the benchmark. Our positioning within the government agency debentures sector—with a bias toward comparatively high-yielding niche issuers—also added value.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	7.9	11.9
1 - 1.99%	26.9	27.6
2 - 2.99%	16.8	14.9
3 - 3.99%	23.2	21.6
4 - 4.99%	15.0	13.6
5 - 5.99%	8.6	9.0
6 - 6.99%	0.4	0.5
7 - 7.99%	0.1	0.0
8% and above	0.4	0.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Mortgage Securities	31.5%
CMOs and Other Mortgage Related Securities	22.1%
U.S. Treasury Obligations	44.9%
U.S. Government Agency Obligations***	3.1%
Foreign Government & Government Agency Obligations	3.3%
Short-Term Investments and Net Other Assets (Liabilities)†	(4.9)%

 * Foreign investments - 3.3%

 ** Futures and Swaps - 1.1%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*,**
Mortgage Securities	23.9%
CMOs and Other Mortgage Related Securities	24.0%
U.S. Treasury Obligations	46.3%
U.S. Government Agency Obligations***	3.2%
Foreign Government & Government Agency Obligations	3.4%
Short-Term Investments and Net Other Assets (Liabilities)†	(0.8)%

 * Foreign investments - 3.4%

 ** Futures and Swaps - 0.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments August 31, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 48.0%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.875% 8/2/19	$131	$130
1% 2/26/19	326	326
1.125% 12/14/18	240	241
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	948	996
Series 2002-20K Class 1, 5.08% 11/1/22	1,368	1,461
Series 2004-20H Class 1, 5.17% 8/1/24	592	641
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,380
4.25% 9/15/65	25,633	31,132
5.25% 9/15/39	2,807	3,957
5.375% 4/1/56	3,438	4,953
		67,217
U.S. Treasury Obligations - 44.9%
U.S. Treasury Bonds:
2.25% 8/15/46	9,071	9,103
2.5% 2/15/46	18,500	19,542
2.5% 5/15/46	21,500	22,751
2.875% 8/15/45	119,495	135,879
3% 11/15/44	29,032	33,791
3% 11/15/45	40,000	46,602
3.625% 2/15/44	45,031	58,503
4.375% 2/15/38	78,154	110,893
4.375% 5/15/40	4,000	5,690
5% 5/15/37 (a)(b)	41,142	62,708
U.S. Treasury Notes:
0.75% 2/28/18	4,631	4,629
0.75% 4/30/18	18,000	17,986
0.75% 7/31/18	21,000	20,975
0.75% 8/31/18	85,000	84,894
0.75% 7/15/19	15,000	14,927
0.75% 8/15/19	64,855	64,523
0.875% 7/15/18	228	228
0.875% 6/15/19	50,303	50,240
1% 5/31/18	34,635	34,747
1.125% 1/15/19	25,562	25,710
1.125% 7/31/21(c)	45,586	45,403
1.125% 8/31/21	30,000	29,895
1.25% 11/30/18	15,000	15,131
1.375% 7/31/18	14,780	14,935
1.375% 9/30/18	17,526	17,718
1.375% 2/28/19	69,770	70,620
1.375% 3/31/20	144,474	146,102
1.375% 4/30/20	4,172	4,219
1.375% 8/31/20	5,000	5,049
1.375% 1/31/21	27,500	27,731
1.375% 4/30/21	20,000	20,159
1.375% 5/31/21	20,000	20,166
1.375% 8/31/23	57,341	57,043
1.5% 12/31/18	10,768	10,924
1.5% 1/31/19	6,408	6,503
1.5% 10/31/19	5,655	5,746
1.5% 1/31/22	54,399	54,990
1.5% 2/28/23	58,062	58,375
1.5% 3/31/23	30,000	30,145
1.5% 8/15/26	15,000	14,890
1.625% 4/30/19	11,603	11,824
1.625% 6/30/19	51,223	52,229
1.625% 12/31/19	41,368	42,197
1.625% 6/30/20	4,710	4,803
1.625% 7/31/20	30,000	30,593
1.625% 2/15/26	15,000	15,047
1.625% 5/15/26	26,000	26,075
1.75% 9/30/19	58,087	59,473
1.75% 10/31/20	18,000	18,435
1.75% 12/31/20	119,701	122,633
1.75% 2/28/22	5,000	5,118
2% 9/30/20	107,107	110,760
2% 7/31/22	18,845	19,541
2% 11/30/22	61,423	63,664
2% 8/15/25	65,444	67,783
2.125% 6/30/21	22,000	22,938
2.125% 12/31/21	2,000	2,087
2.25% 7/31/21	26,021	27,289
2.25% 11/15/25	34,249	36,210
		2,218,764
Other Government Related - 1.7%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.0146% 12/7/20 (NCUA Guaranteed) (d)	3,648	3,638
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (d)	1,835	1,834
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	80,580
		86,052
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,273,912)		2,372,033

U.S. Government Agency - Mortgage Securities - 6.3%
Fannie Mae - 4.8%
2.272% 7/1/35 (d)	60	62
2.276% 2/1/33 (d)	67	69
2.29% 11/1/33 (d)	82	86
2.298% 3/1/35 (d)	78	81
2.32% 12/1/34 (d)	180	186
2.35% 10/1/33 (d)	118	122
2.413% 10/1/33 (d)	54	56
2.453% 2/1/44 (d)	568	587
2.502% 4/1/44 (d)	890	919
2.523% 2/1/44 (d)	520	537
2.54% 6/1/42 (d)	309	322
2.551% 1/1/44 (d)	913	943
2.557% 10/1/33 (d)	112	118
2.574% 7/1/34 (d)	103	107
2.582% 3/1/36 (d)	413	431
2.6% 5/1/44 (d)	997	1,030
2.626% 5/1/44 (d)	1,520	1,579
2.627% 3/1/40 (d)	1,663	1,753
2.662% 7/1/35 (d)	202	213
2.678% 4/1/44 (d)	2,144	2,217
2.69% 3/1/37 (d)	115	120
2.693% 2/1/42 (d)	1,884	1,968
2.715% 2/1/36 (d)	48	51
2.751% 1/1/42 (d)	1,561	1,627
2.801% 11/1/36 (d)	84	88
2.803% 6/1/36 (d)	159	166
2.833% 3/1/35 (d)	79	83
2.951% 11/1/40 (d)	170	179
2.98% 9/1/41 (d)	203	212
2.991% 10/1/41 (d)	98	103
3% 6/1/45 to 11/1/45	2,870	2,980
3% 9/1/46 (e)	4,500	4,666
3% 9/1/46 (e)	3,770	3,909
3% 9/1/46 (e)	8,800	9,125
3% 10/1/46 (e)	4,500	4,657
3% 10/1/46 (e)	8,800	9,107
3% 10/1/46 (e)	3,770	3,902
3.007% 5/1/36 (d)	115	122
3.229% 7/1/41 (d)	302	318
3.352% 10/1/41 (d)	159	167
3.5% 9/1/46 (e)	92,000	96,923
3.557% 7/1/41 (d)	389	409
4% 5/1/29 to 2/1/42	61,992	66,267
4.5% 7/1/33 to 4/1/39	3,978	4,393
5% 7/1/35	8,326	9,288
5.5% 1/1/29	1,751	1,968
6.5% 2/1/17 to 5/1/27	313	358
9.5% 10/1/20	9	10
11.5% 1/15/21	1	1
		234,585
Freddie Mac - 0.6%
2.32% 3/1/35 (d)	294	303
2.582% 5/1/37 (d)	220	229
2.71% 2/1/36 (d)	22	24
2.823% 10/1/42 (d)	1,329	1,405
2.916% 3/1/33 (d)	7	8
2.975% 10/1/41 (d)	2,685	2,824
2.99% 6/1/35 (d)	168	177
3% 2/1/31 to 2/1/43	15,769	16,568
3.067% 7/1/35 (d)	866	922
3.068% 9/1/41 (d)	1,824	1,909
3.193% 9/1/41 (d)	222	233
3.231% 4/1/41 (d)	228	238
3.286% 6/1/41 (d)	236	248
3.295% 7/1/36 (d)	309	329
3.417% 5/1/41 (d)	183	192
3.581% 10/1/35 (d)	153	164
3.627% 6/1/41 (d)	339	356
3.704% 5/1/41 (d)	299	315
4.5% 5/1/39 to 10/1/41	3,344	3,706
5.5% 7/1/29	36	41
6% 1/1/24	1,308	1,436
9.5% 6/1/18 to 8/1/21	11	12
		31,639
Ginnie Mae - 0.9%
4.3% 8/20/61 (f)	4,073	4,216
4.649% 2/20/62 (f)	2,912	3,065
4.682% 2/20/62 (f)	3,867	4,053
4.684% 1/20/62 (f)	22,772	23,853
5.47% 8/20/59 (f)	677	688
5.5% 11/15/35	2,107	2,427
5.612% 4/20/58 (f)	66	66
6% 6/15/36	4,656	5,411
		43,779
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $308,096)		310,003

Collateralized Mortgage Obligations - 15.8%
U.S. Government Agency - 15.8%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.5044% 8/25/31 (d)	111	113
Series 2002-49 Class FB, 1.1074% 11/18/31 (d)	99	99
Series 2002-60 Class FV, 1.5244% 4/25/32 (d)	43	43
Series 2002-75 Class FA, 1.5244% 11/25/32 (d)	87	89
Series 2010-15 Class FJ, 1.4544% 6/25/36 (d)	6,636	6,719
planned amortization class:
Series 2005-19 Class PA, 5.5% 7/25/34	1,951	2,078
Series 2005-27 Class NE, 5.5% 5/25/34	1,067	1,087
Series 2005-64 Class PX, 5.5% 6/25/35	2,034	2,232
Series 2005-68 Class CZ, 5.5% 8/25/35	4,837	5,460
Series 2006-45 Class OP, 6/25/36(g)	917	834
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,704
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,046	1,130
Series 2004-91 Class Z, 5% 12/25/34	6,450	7,182
Series 2005-117 Class JN, 4.5% 1/25/36	645	692
Series 2005-14 Class ZB, 5% 3/25/35	1,947	2,169
Series 2006-72 Class CY, 6% 8/25/26	4,030	4,423
Series 2009-59 Class HB, 5% 8/25/39	2,729	3,038
Series 2010-97 Class CX, 4.5% 9/25/25	10,927	12,057
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	379	25
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	567	36
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	4,497	566
Series 2010-39 Class FG, 1.4444% 3/25/36 (d)	4,088	4,164
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	1,282	71
Series 2012-27 Class EZ, 4.25% 3/25/42	7,913	8,684
Series 2016-26 Class CG, 3% 5/25/46	26,470	27,563
Freddie Mac:
floater:
Series 2530 Class FE, 1.1077% 2/15/32 (d)	57	58
Series 2630 Class FL, 1.0077% 6/15/18 (d)	28	28
Series 2682 Class FB, 1.4077% 10/15/33 (d)	3,710	3,756
Series 2711 Class FC, 1.4077% 2/15/33 (d)	2,047	2,072
planned amortization class:
Series 1141 Class G, 9% 9/15/21	43	48
Series 2356 Class GD, 6% 9/15/16	0	0
Series 2376 Class JE, 5.5% 11/15/16	11	11
Series 2381 Class OG, 5.5% 11/15/16	1	1
Series 2682 Class LD, 4.5% 10/15/33	777	840
Series 3415 Class PC, 5% 12/15/37	611	666
Series 3763 Class QA, 4% 4/15/34	1,497	1,523
Series 3840 Class VA, 4.5% 9/15/27	4,162	4,388
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	575	577
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	8,822	10,022
Series 2587 Class AD, 4.71% 3/15/33	3,856	4,124
Series 2773 Class HC, 4.5% 4/15/19	328	336
Series 2877 Class ZD, 5% 10/15/34	7,766	8,633
Series 3007 Class EW, 5.5% 7/15/25	6,242	6,816
Series 3745 Class KV, 4.5% 12/15/26	6,824	7,449
Series 3806 Class L, 3.5% 2/15/26	8,900	9,705
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,607
Series 3889 Class DZ, 4% 1/15/41	33,433	37,090
Series 3843 Class PZ, 5% 4/15/41	2,434	3,026
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	9,042	9,662
Series 4341 Class ML, 3.5% 11/15/31	12,563	13,285
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.9924% 1/20/38 (d)	298	299
Series 2008-73 Class FA, 1.3724% 8/20/38 (d)	2,234	2,270
Series 2008-83 Class FB, 1.4124% 9/20/38 (d)	2,044	2,080
Series 2009-108 Class CF, 1.1067% 11/16/39 (d)	1,300	1,309
Series 2011-H20 Class FA, 1.0176% 9/20/61 (d)(f)	9,520	9,501
Series 2011-H21 Class FA, 1.0676% 10/20/61 (d)(f)	6,439	6,438
Series 2012-H01 Class FA, 1.1676% 11/20/61 (d)(f)	5,530	5,550
Series 2012-H03 Class FA, 1.1676% 1/20/62 (d)(f)	3,435	3,447
Series 2012-H06 Class FA, 1.0976% 1/20/62 (d)(f)	5,299	5,304
Series 2012-H07 Class FA, 1.0976% 3/20/62 (d)(f)	3,119	3,122
Series 2013-H19:
Class FC, 1.0676% 8/20/63 (d)(f)	1,176	1,176
Class FD, 1.0676% 8/20/63 (d)(f)	3,100	3,099
Series 2014-H02 Class FB, 1.1176% 12/20/63 (d)(f)	38,399	38,476
Series 2014-H03 Class FA, 1.0676% 1/20/64 (d)(f)	15,346	15,344
Series 2015-H07 Class FA, 0.3% 3/20/65 (d)(f)	21,864	21,784
Series 2015-H13 Class FL, 0.7476% 5/20/63 (d)(f)	28,397	28,293
Series 2015-H19 Class FA, 0.6676% 4/20/63 (d)(f)	27,411	27,282
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	21	21
planned amortization class Series 2010-31 Class BP, 5% 3/20/40	11,191	12,953
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,326
Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	5,989	5,975
Series 2013-H26 Class HA, 3.5% 9/20/63 (f)	48,661	50,553
Series 2014-H12 Class KA, 2.75% 5/20/64 (f)	6,268	6,441
Series 2016-H02 Class FM, 0.9676% 9/20/62 (d)(f)	23,955	23,946
Series 2016-H04 Class FE, 1.1176% 11/20/65 (d)(f)	6,909	6,921
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	16,467	17,321
Series 2010-H17 Class XP, 5.2989% 7/20/60 (d)(f)	20,210	21,200
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	15,200	15,959
Series 2011-71 Class ZB, 5.5% 8/20/34	13,279	15,069
Series 2012-64 Class KB, 14.4687% 5/20/41 (d)	247	329
Series 2013-124:
Class ES, 7.9834% 4/20/39 (d)(i)	6,202	6,665
Class ST, 8.1168% 8/20/39 (d)(i)	11,908	13,092
Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	16,172	16,398
Series 2015-H21:
Class HA, 2.5% 6/20/63 (f)	50,497	51,042
Class JA, 2.5% 6/20/65 (f)	6,032	6,100
Series 2015-H30 Class HA, 1.75% 9/20/62 (d)(f)	45,866	45,764
Series 2016-H13 Class FB, 1.18% 5/20/66 (d)(f)	27,355	27,332
Series 2090-118 Class XZ, 5% 12/20/39	13,406	16,309
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $780,920)		783,471

Commercial Mortgage Securities - 4.2%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,098
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	6,437	6,764
Series K029 Class A2, 3.32% 2/25/23 (d)	3,110	3,398
Series K034 Class A1, 2.669% 2/25/23	13,736	14,104
Series K037 Class A2, 3.49% 1/25/24	11,281	12,492
Series K710 Class A2, 1.883% 5/25/19	8,456	8,572
Series K717 Class A2, 2.991% 9/25/21	4,531	4,818
Series K032 Class A1, 3.016% 2/25/23	23,173	24,241
Series K039 Class A2, 3.303% 7/25/24	24,645	27,028
Series K042 Class A2, 2.67% 12/25/24	22,200	23,360
Series K501 Class A2, 1.655% 11/25/16	2,944	2,944
2.313% 3/25/20	5,437	5,601
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series K038 Class A2, 3.389% 3/25/24	7,000	7,709
Series K044 Class A2, 2.811% 1/25/25	58,600	62,266
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $201,013)		207,395

Foreign Government and Government Agency Obligations - 3.3%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	90,054
5.5% 12/4/23	48	60
5.5% 4/26/24	6,065	7,658
Jordanian Kingdom:
2.503% 10/30/20	41,050	42,991
3% 6/30/25	19,267	21,114
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $142,762)		161,877
	Shares	Value (000s)

Fixed-Income Funds - 24.8%
Fidelity Mortgage Backed Securities Central Fund (j)
(Cost $1,160,952)	11,060,897	1,224,994

Money Market Funds - 0.1%
Fidelity Cash Central Fund, 0.42% (k)
(Cost $6,187)	6,187,275	6,187
	Maturity Amount (000s)	Value (000s)

Cash Equivalents - 0.9%
Investments in repurchase agreements in a joint trading account at 0.5%, dated 8/31/16 due 9/1/16 (Collateralized by U.S. Government Obligations) # (l)
(Cost $44,792)	44,793	44,792
TOTAL INVESTMENT PORTFOLIO - 103.4%
(Cost $4,918,634)		5,110,752
NET OTHER ASSETS (LIABILITIES) - (3.4)%		(169,418)
NET ASSETS - 100%		$4,941,334

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 9/1/46	$(4,500)	$(4,666)
3% 9/1/46	(8,800)	(9,126)
3% 9/1/46	(3,770)	(3,909)
3.5% 9/1/46	(70,200)	(73,957)
TOTAL TBA SALE COMMITMENTS
(Proceeds $91,690)		$(91,658)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
57 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	12,444	$(12)

The face value of futures purchased as a percentage of Net Assets is 0.3%

Swaps

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)(1)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
CME	Sep. 2026	USD 23,200	2.25%	3-month LIBOR	$364	$0	$364
CME	Sep. 2046	1,120	2.75%	3-month LIBOR	101	0	101

TOTAL INTEREST RATE SWAPS					$465	$0	$465

 (1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $59,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,100,000

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (k) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (l) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$43
Fidelity Mortgage Backed Securities Central Fund	26,745
Total	$26,788

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,044,642	$164,891	$--	$1,224,994	16.7%
Total	$1,044,642	$164,891	$--	$1,224,994

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,372,033	$--	$2,372,033	$--
U.S. Government Agency - Mortgage Securities	310,003	--	310,003	--
Collateralized Mortgage Obligations	783,471	--	783,471	--
Commercial Mortgage Securities	207,395	--	207,395	--
Foreign Government and Government Agency Obligations	161,877	--	161,877	--
Fixed-Income Funds	1,224,994	1,224,994	--	--
Money Market Funds	6,187	6,187	--	--
Cash Equivalents	44,792	--	44,792	--
Total Investments in Securities:	$5,110,752	$1,231,181	$3,879,571	$--
Derivative Instruments:
Assets
Swaps	$465	$--	$465	$--
Total Assets	$465	$--	$465	$--
Liabilities
Futures Contracts	$(12)	$(12)	$--	$--
Total Liabilities	$(12)	$(12)	$--	$--
Total Derivative Instruments:	$453	$(12)	$465	$--
Other Financial Instruments:
TBA Sale Commitments	$(91,658)	$--	$(91,658)	$--
Total Other Financial Instruments:	$(91,658)	$--	$(91,658)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(12)
Swaps(b)	465	0
Total Value of Derivatives	$465	$(12)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

 (b) For centrally cleared (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. For centrally cleared OTC swaps, only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$44,792,000 due 9/01/16 at 0.50%
Commerz Markets LLC	$44,792
$44,792

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2016
Assets
Investment in securities, at value (including securities loaned of $43,823 and repurchase agreements of $44,792) — See accompanying schedule: Unaffiliated issuers (cost $3,751,495)	$3,879,571
Fidelity Central Funds (cost $1,167,139)	1,231,181
Total Investments (cost $4,918,634)		$5,110,752
Receivable for investments sold		249,346
Receivable for TBA sale commitments		91,690
Receivable for fund shares sold		3,238
Interest receivable		13,307
Distributions receivable from Fidelity Central Funds		17
Other receivables		50
Total assets		5,468,400
Liabilities
Payable for investments purchased
Regular delivery	$251,545
Delayed delivery	132,322
TBA sale commitments, at value	91,658
Payable for fund shares redeemed	4,384
Distributions payable	234
Accrued management fee	1,274
Distribution and service plan fees payable	174
Payable for daily variation margin for derivative instruments	9
Other affiliated payables	625
Other payables and accrued expenses	49
Collateral on securities loaned, at value	44,792
Total liabilities		527,066
Net Assets		$4,941,334
Net Assets consist of:
Paid in capital		$4,788,760
Distributions in excess of net investment income		(8,402)
Accumulated undistributed net realized gain (loss) on investments		(31,627)
Net unrealized appreciation (depreciation) on investments		192,603
Net Assets		$4,941,334
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($261,290 ÷ 24,506 shares)		$10.66
Maximum offering price per share (100/96.00 of $10.66)		$11.10
Class T:
Net Asset Value and redemption price per share ($196,507 ÷ 18,432 shares)		$10.66
Maximum offering price per share (100/96.00 of $10.66)		$11.10
Class C:
Net Asset Value and offering price per share ($93,974 ÷ 8,818 shares)(a)		$10.66
Government Income:
Net Asset Value, offering price and redemption price per share ($3,895,882 ÷ 365,905 shares)		$10.65
Class I:
Net Asset Value, offering price and redemption price per share ($493,681 ÷ 46,293 shares)		$10.66

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$67,521
Income from Fidelity Central Funds		26,788
Total income		94,309
Expenses
Management fee	$14,336
Transfer agent fees	5,192
Distribution and service plan fees	1,893
Fund wide operations fee	1,798
Independent trustees' fees and expenses	21
Miscellaneous	15
Total expenses before reductions	23,255
Expense reductions	(38)	23,217
Net investment income (loss)		71,092
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	17,551
Futures contracts	(1,372)
Swaps	814
Total net realized gain (loss)		16,993
Change in net unrealized appreciation (depreciation) on: Investment securities	102,117
Futures contracts	1,133
Swaps	1,151
Delayed delivery commitments	(54)
Total change in net unrealized appreciation (depreciation)		104,347
Net gain (loss)		121,340
Net increase (decrease) in net assets resulting from operations		$192,432

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$71,092	$61,673
Net realized gain (loss)	16,993	33,390
Change in net unrealized appreciation (depreciation)	104,347	(23,553)
Net increase (decrease) in net assets resulting from operations	192,432	71,510
Distributions to shareholders from net investment income	(77,548)	(57,747)
Distributions to shareholders from net realized gain	(39,904)	(10,638)
Total distributions	(117,452)	(68,385)
Share transactions - net increase (decrease)	502,872	395,804
Total increase (decrease) in net assets	577,852	398,929
Net Assets
Beginning of period	4,363,482	3,964,553
End of period	$4,941,334	$4,363,482
Other Information
Distributions in excess of net investment income end of period	$(8,402)	$(1,257)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.135	.126	.138	.105	.141
Net realized and unrealized gain (loss)	.270	.048	.278	(.454)	.327
Total from investment operations	.405	.174	.416	(.349)	.468
Distributions from net investment income	(.150)	(.116)	(.139)	(.099)	(.135)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.245)	(.144)	(.146)	(.421)	(.398)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C	3.92%	1.67%	4.10%	(3.29)%	4.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.77%	.77%	.77%	.77%
Expenses net of fee waivers, if any	.76%	.77%	.77%	.77%	.77%
Expenses net of all reductions	.76%	.77%	.77%	.77%	.77%
Net investment income (loss)	1.28%	1.20%	1.34%	.99%	1.30%
Supplemental Data
Net assets, end of period (in millions)	$261	$222	$246	$291	$380
Portfolio turnover rateF	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.135	.127	.140	.107	.143
Net realized and unrealized gain (loss)	.270	.048	.277	(.454)	.327
Total from investment operations	.405	.175	.417	(.347)	.470
Distributions from net investment income	(.150)	(.117)	(.140)	(.101)	(.137)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.245)	(.145)	(.147)	(.423)	(.400)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB,C	3.92%	1.68%	4.12%	(3.27)%	4.41%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.76%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.76%	.76%	.76%	.75%	.75%
Expenses net of all reductions	.76%	.76%	.76%	.75%	.75%
Net investment income (loss)	1.28%	1.20%	1.36%	1.01%	1.32%
Supplemental Data
Net assets, end of period (in millions)	$197	$181	$196	$228	$309
Portfolio turnover rateF	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.96	$10.90
Income from Investment Operations
Net investment income (loss)A	.053	.044	.059	.025	.060
Net realized and unrealized gain (loss)	.270	.048	.278	(.443)	.318
Total from investment operations	.323	.092	.337	(.418)	.378
Distributions from net investment income	(.068)	(.034)	(.060)	(.020)	(.055)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.163)	(.062)	(.067)	(.342)	(.318)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.96
Total ReturnB,C	3.12%	.88%	3.32%	(3.93)%	3.53%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of fee waivers, if any	1.54%	1.55%	1.54%	1.52%	1.51%
Expenses net of all reductions	1.54%	1.55%	1.54%	1.52%	1.51%
Net investment income (loss)	.50%	.42%	.57%	.24%	.56%
Supplemental Data
Net assets, end of period (in millions)	$94	$54	$58	$73	$98
Portfolio turnover rateF	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.48	$10.45	$10.18	$10.95	$10.88
Income from Investment Operations
Net investment income (loss)A	.167	.159	.171	.138	.175
Net realized and unrealized gain (loss)	.281	.048	.278	(.453)	.328
Total from investment operations	.448	.207	.449	(.315)	.503
Distributions from net investment income	(.183)	(.149)	(.172)	(.133)	(.170)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.278)	(.177)	(.179)	(.455)	(.433)
Net asset value, end of period	$10.65	$10.48	$10.45	$10.18	$10.95
Total ReturnB	4.35%	1.99%	4.45%	(2.99)%	4.73%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.59%	1.51%	1.66%	1.31%	1.62%
Supplemental Data
Net assets, end of period (in millions)	$3,896	$3,489	$3,157	$3,412	$4,313
Portfolio turnover rateE	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Government Income Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.50	$10.47	$10.20	$10.97	$10.90
Income from Investment Operations
Net investment income (loss)A	.162	.154	.166	.133	.169
Net realized and unrealized gain (loss)	.271	.048	.277	(.454)	.327
Total from investment operations	.433	.202	.443	(.321)	.496
Distributions from net investment income	(.178)	(.144)	(.166)	(.127)	(.163)
Distributions from net realized gain	(.095)	(.028)	(.007)	(.322)	(.263)
Total distributions	(.273)	(.172)	(.173)	(.449)	(.426)
Net asset value, end of period	$10.66	$10.50	$10.47	$10.20	$10.97
Total ReturnB	4.19%	1.94%	4.38%	(3.03)%	4.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.51%	.51%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.51%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.51%
Net investment income (loss)	1.54%	1.46%	1.61%	1.26%	1.56%
Supplemental Data
Net assets, end of period (in millions)	$494	$412	$298	$296	$334
Portfolio turnover rateE	93%	83%	131%	192%	222%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Government Income and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period March 1, 2016 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Mortgage Backed Securities Central Fund	FIMM	Seeks a high level of income by normally investing in investment grade mortgage-related securities and repurchase agreements for those securities.	Delayed Delivery & When Issued Securities Futures Swaps	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$141,816
Gross unrealized depreciation	(8,624)
Net unrealized appreciation (depreciation) on securities	$133,192
Tax Cost	$4,977,560

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8,521
Undistributed long-term capital gain	$10,475
Net unrealized appreciation (depreciation) on securities and other investments	$133,630

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$96,027	$ 61,170
Long-term Capital Gains	21,425	7,215
Total	$ 117,452	$ 68,385

Repurchase Agreements. Pursuant to an Exemptive Order issued by the SEC, the Fund along with other registered investment companies having management contracts with FMR, or other affiliated entities of FMR, are permitted to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements may be collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(1,372)	$1,133
Swaps	814	1,151
Totals	$(558)	$2,284

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $164,891 and $0, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged 11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$604	$–
Class T	-%	.25%	477	–
Class B	.65%	.25%	30	22
Class C	.75%	.25%	782	142
			$1,893	$164

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$38
Class T	8
Class B(a)	1
Class C(a)	16
$63

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income. FIIOC receives an asset-based fee of .10% of Government Income's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$396.16
Class T	309.16
Class B	8.23
Class C	148.19
Government Income	3,649.10
Class I	682.15
	$5,192

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, *Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $162.

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $6.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $32.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015
From net investment income
Class A	$3,406	$2,625
Class T	2,723	2,118
Class B	26	28
Class C	480	195
Government Income	63,334	47,788
Class I	7,579	4,993
Total	$77,548	$57,747
From net realized gain
Class A	$2,025	$646
Class T	1,660	523
Class B	49	22
Class C	503	154
Government Income	31,846	8,467
Class I	3,821	826
Total	$39,904	$10,638

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015	Year ended August 31, 2016	Year ended August 31, 2015
Class A
Shares sold	12,026	6,410	$126,485	$67,517
Reinvestment of distributions	498	298	5,224	3,143
Shares redeemed	(9,122)	(9,109)	(95,982)	(95,762)
Net increase (decrease)	3,402	(2,401)	$35,727	$(25,102)
Class T
Shares sold	6,849	5,058	$71,986	$53,356
Reinvestment of distributions	404	244	4,234	2,573
Shares redeemed	(6,031)	(6,808)	(63,433)	(71,811)
Net increase (decrease)	1,222	(1,506)	$12,787	$(15,882)
Class B
Shares sold	17	30	$174	$319
Reinvestment of distributions	6	4	62	40
Shares redeemed	(584)	(303)	(6,152)	(3,186)
Net increase (decrease)	(561)	(269)	$(5,916)	$(2,827)
Class C
Shares sold	5,790	2,397	$60,776	$25,389
Reinvestment of distributions	81	27	844	282
Shares redeemed	(2,223)	(2,806)	(23,431)	(29,497)
Net increase (decrease)	3,648	(382)	$38,189	$(3,826)
Government Income
Shares sold	91,465	102,857	$961,380	$1,086,736
Reinvestment of distributions	8,754	5,138	91,724	54,081
Shares redeemed	(67,217)	(77,145)	(705,341)	(811,762)
Net increase (decrease)	33,002	30,850	$347,763	$329,055
Class I
Shares sold	14,937	22,692	$157,175	$240,263
Reinvestment of distributions	1,055	536	11,077	5,652
Shares redeemed	(8,950)	(12,486)	(93,930)	(131,528)
Net increase (decrease)	7,042	10,742	$74,322	$114,387

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Government Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.76%
Actual		$1,000.00	$1,016.90	$3.85
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class T	.76%
Actual		$1,000.00	$1,016.90	$3.85
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class C	1.53%
Actual		$1,000.00	$1,012.90	$7.74
Hypothetical-C		$1,000.00	$1,017.44	$7.76
Government Income	.45%
Actual		$1,000.00	$1,019.40	$2.28
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,018.20	$2.54
Hypothetical-C		$1,000.00	$1,022.62	$2.54

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Government Income Fund
Class A	10/17/2016	10/14/2016	$0.049
Class T	10/17/2016	10/14/2016	$0.049
Class C	10/17/2016	10/14/2016	$0.049
Government Income	10/17/2016	10/14/2016	$0.049
Class I	10/17/2016	10/14/2016	$ 0.049

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $13,319,006, or, if subsequently determined to be different, the net capital gain of such year.

A total of 37.54% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $48,261,184 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GOV-ANN-1016
1.537760.120

Fidelity® Intermediate Government Income Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	2.62%	1.55%	3.73%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Intermediate Government Bond Index performed over the same period.

Period Ending Values
$14,428	Fidelity® Intermediate Government Income Fund
$14,520	Barclays® U.S. Intermediate Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays® U.S. Aggregate Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager Franco Castagliuolo:  For the year, the fund returned 2.62% net of fees, lagging the 3.03% advance of the Barclays U.S. Intermediate Government Bond Index. The fund’s out-of-index exposure to Treasury Inflation-Protected Securities hurt performance. These holdings, which we eliminated from the portfolio in March, performed poorly when we owned them as investors shunned inflation protection. We also lost a bit of ground relative to the benchmark from security selection among residential mortgage-backed securities. Here, our stake in TBA (to be announced) securities worked against. We pair these securities with floating-rate securities to synthesize mortgage exposure. However, this strategy underperformed: the floaters dropped in price and the TBAs got more expensive to buy forward. In contrast, holdings in out-of-benchmark commercial mortgage-backed securities (CMBS) issued by Freddie Mac aided our relative result, as they outpaced most other government bond sectors in the benchmark. Our positioning within the government agency debentures sector also added value. We had a bias toward comparatively high-yielding niche issues such as Tennessee Valley Authority. The comparatively high level of income such bonds produced attracted demand from yield-seeking investors and helped these securities generate above-average gains.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2016

	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	14.4	20.5
1 - 1.99%	37.6	37.3
2 - 2.99%	25.8	22.1
3 - 3.99%	8.1	6.9
4 - 4.99%	3.2	2.3
5 - 5.99%	8.2	8.3
6 - 6.99%	0.7	1.0
7 - 7.99%	0.3	0.1
8% and above	0.4	0.6

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Mortgage Securities	6.8%
CMOs and Other Mortgage Related Securities	23.6%
U.S. Treasury Obligations	63.6%
U.S. Government Agency Obligations***	3.0%
Foreign Government & Government Agency Obligations	4.6%
Short-Term Investments and Net Other Assets (Liabilities)†	(1.6)%

 * Foreign investments - 4.6%

 ** Futures and Swaps - 3.7%

 *** Includes NCUA Guaranteed Notes

 † Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of February 29, 2016*,**
Mortgage Securities	3.6%
CMOs and Other Mortgage Related Securities	25.0%
U.S. Treasury Obligations	61.8%
U.S. Government Agency Obligations***	5.3%
Foreign Government & Government Agency Obligations	4.3%

 * Foreign investments - 4.3%

 ** Futures and Swaps - 3.2%

 *** Includes NCUA Guaranteed Notes

Investments August 31, 2016

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 66.6%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.7%
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	114	124
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,929
		5,053
U.S. Treasury Obligations - 63.6%
U.S. Treasury Notes:
0.75% 1/31/18	$5,982	$5,980
0.75% 4/15/18	2,035	2,033
0.75% 7/31/18	3,857	3,852
0.75% 8/15/19	11,000	10,944
0.875% 6/15/19	42,284	42,232
1% 5/31/18	14,286	14,332
1.125% 6/15/18	9,055	9,104
1.125% 1/15/19	18,999	19,109
1.125% 7/31/21	1,375	1,369
1.125% 8/31/21	9,000	8,968
1.25% 11/30/18	7,000	7,061
1.375% 7/31/18	8,863	8,956
1.375% 9/30/18	3,911	3,954
1.375% 2/28/19	2,639	2,671
1.375% 3/31/20	11,714	11,846
1.375% 4/30/20	972	983
1.375% 1/31/21	10,000	10,084
1.375% 8/31/23	14,094	14,021
1.5% 12/31/18	1,151	1,168
1.5% 1/31/19	726	737
1.5% 10/31/19	17,491	17,773
1.5% 1/31/22	30,862	31,197
1.5% 2/28/23	6,987	7,025
1.5% 8/15/26	3,000	2,978
1.625% 4/30/19	13,043	13,291
1.625% 6/30/19	13,881	14,154
1.625% 12/31/19	9,696	9,890
1.625% 7/31/20	3,000	3,059
1.625% 2/15/26	3,457	3,468
1.75% 9/30/19	3,935	4,029
1.75% 10/31/20	5,000	5,121
1.75% 12/31/20	12,412	12,716
1.75% 2/28/22	4,000	4,095
1.75% 4/30/22	3,240	3,315
2% 9/30/20	30,619	31,663
2% 11/30/22	24,279	25,165
2% 2/15/25	31,557	32,700
2% 8/15/25	3,283	3,400
2.25% 7/31/21	35,982	37,735
2.25% 11/15/25	10,000	10,573
2.375% 8/15/24	1,505	1,602
3.5% 2/15/18 (a)	4,299	4,468
		458,821
Other Government Related - 2.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1.0146% 12/7/20 (NCUA Guaranteed) (b)	860	858
Series 2011-R1 Class 1A, 0.9226% 1/8/20 (NCUA Guaranteed) (b)	1,878	1,881
Series 2011-R4 Class 1A, 0.8739% 3/6/20 (NCUA Guaranteed) (b)	396	396
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	12,000	13,067
		16,202
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $473,355)		480,076

U.S. Government Agency - Mortgage Securities - 6.8%
Fannie Mae - 4.6%
2.272% 7/1/35 (b)	7	7
2.276% 2/1/33 (b)	7	8
2.288% 10/1/35 (b)	10	10
2.29% 11/1/33 (b)	9	9
2.298% 3/1/35 (b)	10	10
2.315% 9/1/36 (b)	31	33
2.32% 12/1/34 (b)	18	18
2.413% 10/1/33 (b)	6	6
2.424% 1/1/35 (b)	75	78
2.453% 2/1/44 (b)	92	96
2.502% 4/1/44 (b)	145	149
2.523% 7/1/36 (b)	56	59
2.523% 2/1/44 (b)	84	87
2.551% 1/1/44 (b)	148	153
2.557% 10/1/33 (b)	14	15
2.573% 3/1/33 (b)	35	36
2.574% 7/1/34 (b)	12	13
2.6% 5/1/44 (b)	162	167
2.626% 5/1/44 (b)	247	256
2.627% 3/1/40 (b)	385	406
2.627% 6/1/47 (b)	40	42
2.655% 2/1/37 (b)	162	171
2.662% 7/1/35 (b)	16	16
2.678% 4/1/44 (b)	348	360
2.69% 3/1/37 (b)	11	11
2.693% 2/1/42 (b)	511	533
2.715% 2/1/36 (b)	5	5
2.751% 1/1/42 (b)	413	431
2.801% 11/1/36 (b)	85	89
2.803% 6/1/36 (b)	15	16
2.833% 3/1/35 (b)	9	10
3.007% 5/1/36 (b)	11	12
3.013% 4/1/36 (b)	80	85
3.282% 8/1/35 (b)	145	152
3.5% 9/1/46 (c)	13,900	14,644
4% 5/1/29	9,106	9,733
5% 1/1/22 to 7/1/35	1,486	1,656
5.5% 10/1/20 to 1/1/29	1,738	1,877
6% 10/1/16 to 3/1/34	376	431
6.5% 4/1/17 to 8/1/36	1,287	1,492
10.25% 10/1/18	1	1
		33,383
Freddie Mac - 0.9%
2.2% 3/1/37 (b)	7	8
2.32% 3/1/35 (b)	29	30
2.366% 11/1/35 (b)	76	79
2.55% 6/1/37 (b)	12	12
2.555% 2/1/37 (b)	21	22
2.581% 7/1/35 (b)	409	425
2.582% 5/1/37 (b)	21	22
2.599% 6/1/33 (b)	87	91
2.625% 5/1/37 (b)	15	16
2.66% 8/1/37 (b)	32	34
2.668% 4/1/37 (b)	20	21
2.71% 2/1/36 (b)	3	3
2.735% 4/1/34 (b)	364	384
2.82% 10/1/36 (b)	121	126
2.823% 10/1/42 (b)	359	379
2.85% 7/1/35 (b)	61	64
2.856% 10/1/35 (b)	52	55
2.885% 5/1/37 (b)	138	145
2.888% 5/1/37 (b)	301	317
2.915% 6/1/37 (b)	94	99
2.916% 3/1/33 (b)	1	1
2.975% 10/1/41 (b)	435	457
3% 2/1/31	2,059	2,166
3.067% 7/1/35 (b)	87	93
3.068% 9/1/41 (b)	514	537
3.22% 4/1/37 (b)	4	4
3.295% 7/1/36 (b)	30	32
3.581% 10/1/35 (b)	15	16
6% 1/1/24	277	305
6.5% 12/1/21	73	80
9.5% 9/1/16 to 8/1/21	9	10
10% 10/1/16 to 3/1/21	11	12
10.5% 1/1/21	1	1
11% 9/1/20	1	1
		6,047
Ginnie Mae - 1.3%
4.3% 8/20/61 (d)	851	881
4.649% 2/20/62 (d)	613	645
4.682% 2/20/62 (d)	808	847
4.684% 1/20/62 (d)	4,902	5,134
5.47% 8/20/59 (d)	143	145
5.5% 11/15/35	444	512
5.612% 4/20/58 (d)	14	14
6% 6/15/36	967	1,124
8% 12/15/23	75	86
8.5% 2/15/17	0	0
10.5% 12/15/17 to 10/15/21	43	47
11% 7/20/18 to 1/20/21	7	8
		9,443
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $48,376)		48,873

Collateralized Mortgage Obligations - 19.1%
U.S. Government Agency - 19.1%
Fannie Mae:
floater:
Series 1994-42 Class FK, 1.08% 4/25/24 (b)	493	496
Series 2001-38 Class QF, 1.5044% 8/25/31(b)	104	105
Series 2002-60 Class FV, 1.5244% 4/25/32 (b)	21	22
Series 2002-74 Class FV, 0.9744% 11/25/32 (b)	1,107	1,112
Series 2002-75 Class FA, 1.5244% 11/25/32 (b)	44	44
Series 2010-15 Class FJ, 1.4544% 6/25/36 (b)	1,436	1,454
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	3	4
Series 2002-16 Class PG, 6% 4/25/17	3	3
Series 2002-9 Class PC, 6% 3/25/17	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	221	238
Series 2005-19 Class PA, 5.5% 7/25/34	421	448
Series 2005-27 Class NE, 5.5% 5/25/34	225	229
Series 2005-64 Class PX, 5.5% 6/25/35	439	481
Series 2005-68 Class CZ, 5.5% 8/25/35	987	1,114
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	5	5
Series 2003-117 Class MD, 5% 12/25/23	220	238
Series 2004-52 Class KZ, 5.5% 7/25/34	2,441	2,762
Series 2004-91 Class Z, 5% 12/25/34	1,427	1,589
Series 2009-59 Class HB, 5% 8/25/39	571	635
Series 2010-97 Class CX, 4.5% 9/25/25	1,693	1,868
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,037	131
Series 2010-39 Class FG, 1.4444% 3/25/36 (b)	881	897
Series 2011-67 Class AI, 4% 7/25/26 (e)	265	28
Series 2016-26 Class CG, 3% 5/25/46	3,382	3,521
Freddie Mac:
floater:
Series 2526 Class FC, 0.9077% 11/15/32 (b)	174	174
Series 2630 Class FL, 1.0077% 6/15/18 (b)	3	3
Series 2711 Class FC, 1.4077% 2/15/33 (b)	442	447
floater planned amortization class Series 2770 Class FH, 0.9077% 3/15/34 (b)	451	451
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	0	0
Series 2376 Class JE, 5.5% 11/15/16	1	1
Series 2381 Class OG, 5.5% 11/15/16	0	0
Series 2425 Class JH, 6% 3/15/17	3	3
Series 2802 Class OB, 6% 5/15/34	559	625
Series 3415 Class PC, 5% 12/15/37	172	187
Series 3763 Class QA, 4% 4/15/34	312	317
Series 3840 Class VA, 4.5% 9/15/27	697	735
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	121	121
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	561	625
Series 2004-2802 Class ZG, 5.5% 5/15/34	1,850	2,101
Series 2004-2862 Class NE, 5% 9/15/24	3,911	4,174
Series 2145 Class MZ, 6.5% 4/15/29	624	720
Series 2357 Class ZB, 6.5% 9/15/31	340	398
Series 2877 Class ZD, 5% 10/15/34	1,712	1,903
Series 2998 Class LY, 5.5% 7/15/25	185	202
Series 3007 Class EW, 5.5% 7/15/25	791	864
Series 3745 Class KV, 4.5% 12/15/26	1,167	1,274
Series 3806 Class L, 3.5% 2/15/26	1,400	1,527
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40	1,370	1,464
Series 4341 Class ML, 3.5% 11/15/31	1,835	1,940
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1.0124% 7/20/37 (b)	251	252
Series 2008-2 Class FD, 0.9924% 1/20/38 (b)	63	63
Series 2009-108 Class CF, 1.1067% 11/16/39 (b)	269	271
Series 2009-116 Class KF, 1.0367% 12/16/39 (b)	208	209
Series 2010-H17 Class FA, 0.8209% 7/20/60 (b)(d)	2,452	2,426
Series 2010-H18 Class AF, 0.7676% 9/20/60 (b)(d)	2,960	2,927
Series 2010-H19 Class FG, 0.7676% 8/20/60 (b)(d)	3,402	3,364
Series 2010-H27 Series FA, 0.8476% 12/20/60 (b)(d)	884	877
Series 2011-H05 Class FA, 0.9676% 12/20/60 (b)(d)	1,726	1,719
Series 2011-H07 Class FA, 0.9676% 2/20/61 (b)(d)	3,281	3,270
Series 2011-H12 Class FA, 0.9576% 2/20/61 (b)(d)	3,741	3,727
Series 2011-H13 Class FA, 0.9676% 4/20/61 (b)(d)	1,400	1,395
Series 2011-H14:
Class FB, 0.9676% 5/20/61 (b)(d)	1,636	1,629
Class FC, 0.9676% 5/20/61 (b)(d)	1,451	1,446
Series 2011-H17 Class FA, 0.9976% 6/20/61 (b)(d)	1,871	1,867
Series 2011-H21 Class FA, 1.0676% 10/20/61 (b)(d)	1,848	1,848
Series 2012-H01 Class FA, 1.1676% 11/20/61 (b)(d)	1,587	1,593
Series 2012-H03 Class FA, 1.1676% 1/20/62 (b)(d)	989	993
Series 2012-H06 Class FA, 1.0976% 1/20/62 (b)(d)	1,519	1,520
Series 2012-H07 Class FA, 1.0976% 3/20/62 (b)(d)	898	899
Series 2015-H13 Class FL, 0.7476% 5/20/63 (b)(d)	4,896	4,877
Series 2015-H19 Class FA, 0.6676% 4/20/63 (b)(d)	4,695	4,673
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	5	5
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40	1,810	2,095
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	648	54
Series 2011-68 Class EC, 3.5% 4/20/41	1,155	1,216
sequential payer:
Series 2013-H06 Class HA, 1.65% 1/20/63 (d)	969	967
Series 2014-H12 Class KA, 2.75% 5/20/64 (d)	1,051	1,080
Series 2016-H02 Class FM, 0.9676% 9/20/62 (b)(d)	3,637	3,636
Series 2016-H04 Class FE, 1.1176% 11/20/65 (b)(d)	1,338	1,340
Series 2010-H15 Class TP, 5.15% 8/20/60 (d)	3,561	3,745
Series 2010-H17 Class XP, 5.2989% 7/20/60 (b)(d)	4,277	4,487
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(d)	3,200	3,359
Series 2011-71 Class ZB, 5.5% 8/20/34	2,065	2,344
Series 2012-64 Class KB, 14.4687% 5/20/41 (b)	53	71
Series 2013-124:
Class ES, 7.9834% 4/20/39 (b)(f)	1,266	1,360
Class ST, 8.1168% 8/20/39 (b)(f)	2,430	2,672
Series 2015-H17 Class HA, 2.5% 5/20/65 (d)	3,655	3,706
Series 2015-H21:
Class HA, 2.5% 6/20/63 (d)	10,925	11,043
Class JA, 2.5% 6/20/65 (d)	1,021	1,033
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(d)	7,669	7,652
Series 2016-H13 Class FB, 1.18% 5/20/66 (b)(d)	4,182	4,178
Series 2090-118 Class XZ, 5% 12/20/39	2,124	2,584
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $137,799)		138,153

Commercial Mortgage Securities - 4.5%
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	855
sequential payer:
Series K027 Class A2, 2.637% 1/25/23	1,098	1,154
Series K029 Class A2, 3.32% 2/25/23 (b)	524	572
Series K034 Class A1, 2.669% 2/25/23	2,924	3,003
Series K037 Class A2, 3.49% 1/25/24	1,803	1,997
Series K710 Class A2, 1.883% 5/25/19	1,251	1,268
Series K717 Class A2, 2.991% 9/25/21	670	712
Series K032 Class A1, 3.016% 2/25/23	4,933	5,160
Series K039 Class A2, 3.303% 7/25/24	5,032	5,519
Series K042 Class A2, 2.67% 12/25/24	4,200	4,419
Series K501 Class A2, 1.655% 11/25/16	635	635
2.313% 3/25/20	804	828
Freddie Mac Multi-family Structured pass-thru certificates Series K044 Class A2, 2.811% 1/25/25	6,300	6,694
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $31,771)		32,816

Foreign Government and Government Agency Obligations - 4.6%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	4,551	5,671
5.5% 12/4/23	10,710	13,404
5.5% 4/26/24	1,100	1,389
Jordanian Kingdom:
2.503% 10/30/20	8,609	9,016
3% 6/30/25	3,329	3,648
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $30,158)		33,128
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 0.42% (g)
(Cost $9,189)	9,189,311	9,189
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $730,648)		742,235
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(21,098)
NET ASSETS - 100%		$721,137

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
122 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	26,634	$(25)

The face value of futures purchased as a percentage of Net Assets is 3.7%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $125,000.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (f) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$6
Total	$6

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$480,076	$--	$480,076	$--
U.S. Government Agency - Mortgage Securities	48,873	--	48,873	--
Collateralized Mortgage Obligations	138,153	--	138,153	--
Commercial Mortgage Securities	32,816	--	32,816	--
Foreign Government and Government Agency Obligations	33,128	--	33,128	--
Money Market Funds	9,189	9,189	--	--
Total Investments in Securities:	$742,235	$9,189	$733,046	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(25)	$(25)	$--	$--
Total Liabilities	$(25)	$(25)	$--	$--
Total Derivative Instruments:	$(25)	$(25)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (000s)
	Asset	Liability
Interest Rate Risk
Futures Contracts(a)	$0	$(25)
Total Interest Rate Risk	0	(25)
Total Value of Derivatives	$0	$(25)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin is presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $721,459)	$733,046
Fidelity Central Funds (cost $9,189)	9,189
Total Investments (cost $730,648)		$742,235
Receivable for investments sold		46,640
Receivable for fund shares sold		128
Interest receivable		2,148
Distributions receivable from Fidelity Central Funds		2
Receivable for daily variation margin for derivative instruments		4
Total assets		791,157
Liabilities
Payable for investments purchased
Regular delivery	$54,599
Delayed delivery	14,654
Payable for fund shares redeemed	444
Distributions payable	49
Accrued management fee	188
Other affiliated payables	86
Total liabilities		70,020
Net Assets		$721,137
Net Assets consist of:
Paid in capital		$705,042
Distributions in excess of net investment income		(316)
Accumulated undistributed net realized gain (loss) on investments		4,849
Net unrealized appreciation (depreciation) on investments		11,562
Net Assets, for 66,831 shares outstanding		$721,137
Net Asset Value, offering price and redemption price per share ($721,137 ÷ 66,831 shares)		$10.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2016
Investment Income
Interest		$12,136
Income from Fidelity Central Funds		6
Total income		12,142
Expenses
Management fee	$2,277
Transfer agent fees	733
Fund wide operations fee	285
Independent trustees' fees and expenses	3
Miscellaneous	4
Total expenses before reductions	3,302
Expense reductions	(7)	3,295
Net investment income (loss)		8,847
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,197
Futures contracts	(77)
Swaps	(902)
Total net realized gain (loss)		6,218
Change in net unrealized appreciation (depreciation) on: Investment securities	3,125
Futures contracts	109
Swaps	263
Total change in net unrealized appreciation (depreciation)		3,497
Net gain (loss)		9,715
Net increase (decrease) in net assets resulting from operations		$18,562

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,847	$10,443
Net realized gain (loss)	6,218	5,020
Change in net unrealized appreciation (depreciation)	3,497	(3,277)
Net increase (decrease) in net assets resulting from operations	18,562	12,186
Distributions to shareholders from net investment income	(9,192)	(9,405)
Distributions to shareholders from net realized gain	(4,324)	–
Total distributions	(13,516)	(9,405)
Share transactions
Proceeds from sales of shares	154,812	103,216
Reinvestment of distributions	12,650	8,644
Cost of shares redeemed	(191,359)	(197,881)
Net increase (decrease) in net assets resulting from share transactions	(23,897)	(86,021)
Total increase (decrease) in net assets	(18,851)	(83,240)
Net Assets
Beginning of period	739,988	823,228
End of period	$721,137	$739,988
Other Information
Undistributed net investment income end of period	$–	$135
Distributions in excess of net investment income end of period	$(316)	$–
Shares
Sold	14,435	9,625
Issued in reinvestment of distributions	1,181	806
Redeemed	(17,853)	(18,470)
Net increase (decrease)	(2,237)	(8,039)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Intermediate Government Income Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.71	$10.68	$10.58	$11.09	$11.12
Income from Investment Operations
Net investment income (loss)A	.130	.144	.133	.116	.128
Net realized and unrealized gain (loss)	.148	.016	.153	(.294)	.159
Total from investment operations	.278	.160	.286	(.178)	.287
Distributions from net investment income	(.135)	(.130)	(.130)	(.116)	(.129)
Distributions from net realized gain	(.063)	–	(.056)	(.216)	(.188)
Total distributions	(.198)	(.130)	(.186)	(.332)	(.317)
Net asset value, end of period	$10.79	$10.71	$10.68	$10.58	$11.09
Total ReturnB	2.62%	1.50%	2.72%	(1.66)%	2.63%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.21%	1.34%	1.25%	1.07%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$721	$740	$823	$916	$1,132
Portfolio turnover rateE	117%	71%	153%	179%	198%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, deferred trustees compensation, and losses deferred due to wash sales and futures transactions.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$12,192
Gross unrealized depreciation	(991)
Net unrealized appreciation (depreciation) on securities	$11,201
Tax Cost	$731,034

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$360
Undistributed long-term capital gain	$4,536
Net unrealized appreciation (depreciation) on securities and other investments	$11,201

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$10,433	$ 9,405
Long-term Capital Gains	3,083	–
Total	$13,516	$ 9,405

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	$(77)	$109
Swaps	(902)	263
Totals	$(979)	$372

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $9.

Expense Reductions.

During the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $7.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Intermediate Government Income Fund (a fund of Fidelity Income Fund) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Intermediate Government Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 19, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Actual	.45%	$1,000.00	$1,008.80	$2.27
Hypothetical-C		$1,000.00	$1,022.87	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Intermediate Government Income Fund voted to pay on October 17, 2016, to shareholders of record at the opening of business on October 14, 2016, a distribution of $0.075 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended September 30, 2016, $5,480,326, or, if subsequently determined to be different, the net capital gain of such year.

A total of 49.29% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,916,332 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000

PROPOSAL 2

For Fidelity® Intermediate Government Fund, a shareholder proposal requesting that the Board of Trustees institute procedures to prevent holding investments in companies that, in management's judgment, substantially contribute to genocide or crimes against humanity.
	# of Votes	% of Votes
Affirmative	123,678,698.05	31.920
Against	222,547,315.22	57.437
Abstain	22,157,257.44	5.719
Broker Non-Votes	19,081,907.79	4.924
TOTAL	387,465,178.50	100.00
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

SLM-ANN-1016
1.844593.111

Fidelity Advisor® Total Bond Fund - Class A, Class T, Class C, Class I and Class Z Annual Report August 31, 2016 Class A, Class T, Class C, Class I and Class Z are classes of Fidelity® Total Bond Fund

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	2.45%	2.89%	4.57%
Class T (incl. 4.00% sales charge)	2.44%	2.88%	4.56%
Class C (incl. contingent deferred sales charge)	4.90%	2.96%	4.23%
Class I	6.99%	4.01%	5.28%
Class Z	7.14%	4.06%	5.30%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Total Bond Fund - Class A on August 31, 2006, and the current 4.00% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,632	Fidelity Advisor® Total Bond Fund - Class A
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager Ford O'Neil:  For the year, the fund's share classes (excluding sales charges, if applicable) returned about 6% to 7%. Most outpaced, net of fees, the 5.97% return of the Barclays U.S. Aggregate Index. Asset allocation boosted relative performance, including out-of-benchmark positions in non-investment-grade bonds. These holdings, including high-yield corporates and leveraged loans, were some of the U.S. bond market’s best performers. The fund’s overweighted exposure to investment-grade emerging markets debt also was a plus. Our above-benchmark weighting in investment-grade corporates also added value, as did bond choices there. Within corporates, overweighted exposure to financials was opportune. Additionally, our positioning within the industrials segment was advantageous. Conversely, we had a modest misstep in the electric utilities group within corporates, owning a handful of poor performers. Among U.S. government-backed bonds, underweighting Treasury securities and agency mortgage-backed securities helped. In contrast, the fund's out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS) detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	39.2%
AAA	2.0%
AA	2.1%
A	7.3%
BBB	23.2%
BB and Below	20.8%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.3%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	36.7%
AAA	2.5%
AA	2.4%
A	10.7%
BBB	27.0%
BB and Below	18.7%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	42.2%
U.S. Government and U.S. Government Agency Obligations	39.2%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	1.8%
Stocks	0.1%
Other Investments	7.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.7%

 ** Futures and Swaps - 0.1%

As of February 29, 2016 *,**
Corporate Bonds	45.6%
U.S. Government and U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	2.0%
Stocks	0.1%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.6%

 ** Futures and Swaps - (0.2)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.2%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.1%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,273,375
Metalsa SA de CV 4.9% 4/24/23 (b)		1,215,000	1,230,188
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,779,700
Tenneco, Inc. 5% 7/15/26		1,700,000	1,751,000
The Goodyear Tire & Rubber Co. 5% 5/31/26		5,035,000	5,270,990
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	533,180
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		5,910,000	6,271,988
			21,110,421
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,481,728
5.2% 4/1/45		10,682,000	11,371,833
6.25% 10/2/43		1,543,000	1,849,196
6.6% 4/1/36		9,383,000	11,569,624
6.75% 4/1/46		15,744,000	20,204,574
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,983,046
3.15% 1/15/20		27,252,000	27,824,755
3.2% 7/13/20		20,200,000	20,649,430
3.25% 5/15/18		4,810,000	4,902,203
3.5% 7/10/19		10,761,000	11,089,985
4% 1/15/25		18,085,000	18,411,217
4.2% 3/1/21		26,269,000	27,718,629
4.25% 5/15/23		5,420,000	5,674,014
4.375% 9/25/21		47,963,000	51,154,266
4.75% 8/15/17		5,050,000	5,202,480
			230,086,980
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,849,059
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,242,397
4.25% 6/15/23		8,466,000	9,311,753
			10,554,150
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,618,875
Aramark Services, Inc.:
4.75% 6/1/26 (b)		2,520,000	2,532,852
5.125% 1/15/24 (b)		2,520,000	2,612,925
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		5,205,000	5,203,386
FelCor Lodging LP 5.625% 3/1/23		135,000	138,713
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21		2,820,000	2,975,890
5.375% 4/15/26		880,000	961,400
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)		4,760,000	4,849,250
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		1,790,000	1,877,209
5.25% 6/1/26 (b)		1,790,000	1,901,875
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,785,743
3.7% 1/30/26		9,591,000	10,364,802
4.7% 12/9/35		4,951,000	5,679,654
4.875% 12/9/45		7,770,000	9,191,079
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,514,811
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)		2,835,000	2,833,228
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,963,470
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	549,450
Scientific Games Corp.:
6.625% 5/15/21		8,310,000	6,170,175
7% 1/1/22 (b)		2,375,000	2,523,438
10% 12/1/22		5,680,000	5,254,000
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,422,738
Times Square Hotel Trust 8.528% 8/1/26 (b)		700,196	825,258
Wynn Macau Ltd. 5.25% 10/15/21 (b)		31,195,000	31,584,938
			128,335,159
Household Durables - 0.3%
CalAtlantic Group, Inc.:
5.25% 6/1/26		4,630,000	4,699,450
5.875% 11/15/24		1,775,000	1,917,000
Lennar Corp.:
4.75% 4/1/21		4,845,000	5,198,685
4.875% 12/15/23		3,435,000	3,598,163
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,456,925
Meritage Homes Corp. 6% 6/1/25		1,905,000	2,028,825
PulteGroup, Inc.:
4.25% 3/1/21		7,545,000	7,926,928
5% 1/15/27		2,625,000	2,684,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.1271% 7/15/21 (b)(c)		3,930,000	3,988,950
5.125% 7/15/23 (b)		5,170,000	5,363,875
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (c)		3,885,000	4,040,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,562,275
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	585,675
5.875% 6/15/24		415,000	433,675
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	6,283,063
7% 8/15/22		12,090,000	12,482,925
			70,277,596
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.875% 2/15/25		1,865,000	2,023,525
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		6,400,000	6,753,344
			8,776,869
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	6,095,955
6.15% 2/15/41		23,838,000	30,924,584
7.75% 12/1/45		3,932,000	5,975,547
Altice SA 7.75% 5/15/22 (b)		38,580,000	41,063,588
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,678,400
5.5% 5/15/26 (b)		5,035,000	5,311,925
AMC Networks, Inc. 5% 4/1/24		2,950,000	3,023,750
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		1,270,000	1,173,163
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	705,004
Cablevision SA 6.5% 6/15/21 (b)		585,000	609,863
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,252,425
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,186,500
5.125% 5/1/23 (b)		5,910,000	6,218,443
5.5% 5/1/26 (b)		6,210,000	6,574,838
5.75% 2/15/26 (b)		3,370,000	3,605,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	22,137,953
4.908% 7/23/25 (b)		20,419,000	22,513,663
6.484% 10/23/45 (b)		6,023,000	7,401,002
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,895,000	8,717,100
9% 12/15/19		1,875,000	1,516,406
10% 1/15/18		3,050,000	1,898,625
Columbus International, Inc. 7.375% 3/30/21 (b)		21,264,000	22,752,480
Comcast Corp.:
3.6% 3/1/24		24,000,000	26,344,656
4.6% 8/15/45		33,362,000	39,272,879
6.45% 3/15/37		2,196,000	3,082,639
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,780,188
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,790,145
6.35% 6/1/40		6,392,000	6,766,309
DISH DBS Corp.:
5.125% 5/1/20		3,590,000	3,715,650
7.75% 7/1/26 (b)		3,800,000	4,054,562
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,879,150
4.875% 4/11/22 (b)		565,000	588,306
5.307% 5/11/22 (Reg. S) (d)		640,000	651,200
Grupo Televisa SA de CV:
6.125% 1/31/46		515,000	614,551
6.625% 3/18/25		790,000	978,033
iHeartCommunications, Inc. 10.625% 3/15/23		1,765,000	1,301,688
Lagardere S.C.A. 2.75% 4/13/23 Reg. S	EUR	2,500,000	2,947,083
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,750,000	1,872,500
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,662,000
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	16,119,000
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,571,950
National CineMedia LLC 5.75% 8/15/26 (b)		2,475,000	2,539,969
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,095,749
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,245,326	1,908,628
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,556,725
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)		2,310,000	2,376,413
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,242,492
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,695,616
3.85% 9/29/24		11,394,000	12,203,658
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,612,950
4.5% 9/15/42		54,497,000	52,723,504
5.5% 9/1/41		12,973,000	14,078,079
5.85% 5/1/17		3,419,000	3,518,165
5.875% 11/15/40		16,544,000	18,454,154
6.55% 5/1/37		38,302,000	46,216,687
6.75% 7/1/18		13,763,000	14,998,298
7.3% 7/1/38		38,728,000	50,296,092
8.25% 4/1/19		24,391,000	28,187,825
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,860,634
6.2% 3/15/40		11,792,000	15,226,444
6.5% 11/15/36		9,243,000	12,011,907
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	2,193,750
7.625% 9/18/20 (Reg S.)		575,000	425,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,044,100
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	3,120,000
5.125% 2/15/25 (b)		2,805,000	2,931,225
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,495,267
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,568,750
5.5% 8/15/26 (b)		5,450,000	5,695,250
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,813,196
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		8,315,000	8,751,538
13.375% 10/15/19		2,205,000	2,353,838
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,644,438
6.75% 4/15/22 (b)		6,906,000	7,320,360
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		3,100,000	3,115,500
			704,606,304
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		28,475,000	28,332,625
5.875% 7/1/23 (b)		4,084,000	4,261,246
7.4% 4/1/37		13,550,000	12,195,000
8.125% 10/1/19		3,190,000	3,433,238
			48,222,109
Specialty Retail - 0.1%
L Brands, Inc.:
6.75% 7/1/36		5,950,000	6,393,275
6.875% 11/1/35		2,175,000	2,376,188
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,803,105
			13,572,568
Textiles, Apparel & Luxury Goods - 0.0%
Christian Dior SA 0.75% 6/24/21	EUR	1,100,000	1,240,816

TOTAL CONSUMER DISCRETIONARY			1,240,632,031

CONSUMER STAPLES - 2.5%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,792,075
3.3% 2/1/23		41,589,000	43,640,086
4.7% 2/1/36		42,171,000	48,879,984
4.9% 2/1/46		45,032,000	54,455,396
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,483,900
4.25% 5/1/23		5,205,000	5,553,084
6% 5/1/22		21,795,000	25,282,200
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	11,110,426
			231,197,151
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		4,430,000	4,585,050
6.625% 6/15/24 (b)		2,215,000	2,378,024
Albertsons, Inc.:
6.625% 6/1/28		705,000	657,413
7.45% 8/1/29		645,000	635,325
7.75% 6/15/26		765,000	772,650
8% 5/1/31		660,000	669,900
8.7% 5/1/30		560,000	571,200
Arcor SAIC 6% 7/6/23 (b)		765,000	821,228
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		835,000	814,125
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,832,016
3.5% 7/20/22		8,944,000	9,605,123
4% 12/5/23		8,525,000	9,431,531
ESAL GmbH 6.25% 2/5/23 (b)		16,640,000	16,806,400
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		1,105,000	1,142,294
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	13,671,048
7.75% 1/31/23 (Reg. S)		1,705,000	1,793,149
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,599,960
6.125% 2/24/22	GBP	750,000	1,141,180
6.15% 11/15/37 (b)		14,035,000	14,284,262
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,626,613
U.S. Foods, Inc. 5.875% 6/15/24 (b)		2,345,000	2,456,388
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,777,969
2.7% 11/18/19		8,473,000	8,743,297
3.3% 11/18/21		10,050,000	10,615,112
			127,431,257
Food Products - 0.2%
Barry Callebaut Services NV 2.375% 5/24/24 (Reg. S)	EUR	975,000	1,156,896
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,642,959
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	697,656
JBS Investments GmbH:
7.25% 4/3/24 (b)		13,260,000	14,035,710
7.75% 10/28/20 (b)		4,750,000	5,046,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)		6,410,000	6,618,325
7.25% 6/1/21 (b)		2,730,000	2,825,550
7.25% 6/1/21 (b)		2,200,000	2,277,000
8.25% 2/1/20 (b)		1,510,000	1,570,400
MHP SA 8.25% 4/2/20 (b)		955,000	914,604
			39,785,975
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		11,815,000	12,317,138
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	10,037,539
4% 1/31/24		6,408,000	7,191,365
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	20,089,457
2.05% 7/20/18 (b)		8,743,000	8,822,159
2.95% 7/21/20 (b)		20,000,000	20,647,500
3.75% 7/21/22 (b)		23,400,000	24,823,001
4.25% 7/21/25 (b)		18,467,000	20,212,926
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,473,491
3.25% 6/12/20		3,274,000	3,446,209
4% 6/12/22		11,386,000	12,466,987
4.45% 6/12/25		14,753,000	16,556,038
5.7% 8/15/35		4,237,000	5,264,095
5.85% 8/15/45		35,690,000	46,544,578
6.15% 9/15/43		4,511,000	6,043,549
7.25% 6/15/37		5,056,000	6,978,094
Vector Group Ltd. 7.75% 2/15/21		10,720,000	11,336,400
			227,933,388

TOTAL CONSUMER STAPLES			638,664,909

ENERGY - 7.9%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,163,005
5.35% 3/15/20 (b)		8,816,000	8,948,240
5.85% 5/21/43 (b)(c)		6,758,000	5,169,870
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,513,425
6.5% 4/1/20		738,000	824,599
Ensco PLC:
4.5% 10/1/24		650,000	462,722
5.2% 3/15/25		14,770,000	10,634,400
5.75% 10/1/44		7,801,000	4,797,615
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,009,375
6% 10/1/22		995,000	920,375
Forbes Energy Services Ltd. 9% 6/15/19 (e)		8,236,000	2,306,080
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,581,550
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,118,229
4.85% 11/15/35		8,550,000	9,132,229
5% 11/15/45		11,714,000	12,894,888
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	770,013
5.875% 4/1/20		1,850,000	1,128,500
Noble Holding International Ltd.:
5% 3/16/18 (c)		1,187,000	1,167,118
6.95% 4/1/25 (c)		7,570,000	6,169,550
7.95% 4/1/45 (c)		7,307,000	5,334,110
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,305,000
Pride International, Inc. 6.875% 8/15/20		4,340,000	4,263,573
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,305,000	1,463,297
Transocean, Inc.:
3.75% 10/15/17 (d)		1,000,000	997,500
5.55% 12/15/16 (c)		7,572,000	7,628,790
6.8% 3/15/38		2,255,000	1,460,113
7.5% 4/15/31		900,000	632,250
Weatherford International Ltd.:
7.75% 6/15/21		2,835,000	2,806,650
8.25% 6/15/23		3,805,000	3,739,858
			143,342,924
Oil, Gas & Consumable Fuels - 7.3%
Afren PLC:
6.625% 12/9/20 (b)(e)		1,341,775	134
10.25% 4/8/19 (Reg. S) (e)		2,024,860	202
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.2591% 8/1/19 (b)(c)		2,113,000	1,362,885
Anadarko Finance Co. 7.5% 5/1/31		15,903,000	19,273,991
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,159,603
5.55% 3/15/26		13,807,000	15,273,138
6.375% 9/15/17		3,001,000	3,139,091
6.6% 3/15/46		22,460,000	26,736,317
Antero Resources Corp.:
5.125% 12/1/22		10,555,000	10,423,063
5.625% 6/1/23 (Reg. S)		4,310,000	4,320,775
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,679,594
BP Capital Markets PLC:
2.315% 2/13/20		37,777,000	38,583,237
3.535% 11/4/24		15,450,000	16,492,072
3.814% 2/10/24		21,032,000	22,892,512
4.5% 10/1/20		5,954,000	6,573,948
4.742% 3/11/21		8,800,000	9,951,058
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,025,693
3.9% 2/1/25		24,997,000	25,182,103
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,180,640
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,155,000	4,445,850
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	690,188
6.125% 2/15/21		3,895,000	3,252,325
8% 12/15/22 (b)		7,205,000	6,862,763
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,850,000	1,895,094
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	4,020,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,164,096
3.3% 6/1/20		15,490,000	16,031,081
4.5% 6/1/25		4,707,000	5,090,032
5.8% 6/1/45		5,906,000	7,112,318
Concho Resources, Inc. 5.5% 4/1/23		3,145,000	3,247,213
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,203,776
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,110,000	5,332,930
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,901,785
2.7% 4/1/19		14,993,000	14,524,469
3.875% 3/15/23		5,532,000	5,255,400
Denbury Resources, Inc. 4.625% 7/15/23		4,460,000	2,876,700
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	13,294,418
EDC Finance Ltd. 4.875% 4/17/20 (b)		3,120,000	3,127,800
El Paso Corp. 6.5% 9/15/20		16,140,000	18,045,117
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,195,691
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,672,072
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,934,909
3.9% 5/15/24		4,249,000	3,997,952
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,757,819
4.375% 10/15/20		11,319,000	11,793,843
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,210,475
Energy Transfer Equity LP:
5.5% 6/1/27		4,210,000	4,220,525
5.875% 1/15/24		3,025,000	3,100,625
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,042,637
3.75% 2/15/25		9,982,000	10,430,122
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		1,920,000	1,051,200
7.75% 9/1/22		965,000	528,338
9.375% 5/1/20		5,212,000	3,361,740
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,425,000	1,492,688
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,964,025
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		4,045,000	3,640,500
7% 6/15/23		9,200,000	8,372,000
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	6,683,250
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	1,265,850
5.75% 10/1/25 (b)		2,135,000	2,092,300
Indo Energy Finance BV 7% 5/7/18 (b)		600,000	513,000
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		885,000	699,150
Kinder Morgan Energy Partners LP:
2.65% 2/1/19		1,711,000	1,731,511
3.5% 3/1/21		11,339,000	11,712,178
3.95% 9/1/22		14,085,000	14,578,581
4.25% 9/1/24		3,263,000	3,358,723
5.5% 3/1/44		42,953,000	43,609,451
6.55% 9/15/40		1,889,000	2,051,786
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,472,609
3.05% 12/1/19		5,004,000	5,137,752
5% 2/15/21 (b)		10,606,000	11,483,689
5.05% 2/15/46		4,854,000	4,656,496
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	1,003,200
7.875% 8/1/21 (b)		650,000	624,000
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,338,139
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,606,416
MPLX LP 4% 2/15/25		2,532,000	2,473,141
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,385,603
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,940,000	2,991,450
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,780,000	2,585,956
Pacific Exploration and Production Corp. 12% 12/22/16		1,204,000	1,059,520
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(e)		6,806,000	1,191,050
Pan American Energy LLC 7.875% 5/7/21 (b)		2,808,000	3,015,090
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	5,969,475
Pemex Project Funding Master Trust 6.625% 6/15/35		5,185,000	5,613,800
Petro-Canada 6.05% 5/15/18		3,850,000	4,122,703
Petrobras Global Finance BV:
2.8201% 1/15/19 (c)		4,360,000	4,169,250
3% 1/15/19		4,545,000	4,386,834
4.375% 5/20/23		20,096,000	17,525,902
4.875% 3/17/20		38,750,000	37,975,000
5.625% 5/20/43		18,504,000	14,271,210
6.25% 3/17/24		21,380,000	20,793,119
8.375% 5/23/21		54,810,000	58,972,820
8.75% 5/23/26		50,000,000	54,885,000
Petrobras International Finance Co. Ltd.:
3.25% 4/1/19	EUR	1,500,000	1,647,860
5.375% 1/27/21		44,755,000	43,132,631
5.75% 1/20/20		16,140,000	16,323,350
6.875% 1/20/40		3,100,000	2,766,750
7.875% 3/15/19		3,011,000	3,213,339
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	738,000
5.5% 4/12/37		655,000	232,525
6% 5/16/24 (b)		2,085,000	771,450
6% 11/15/26 (b)		1,755,000	636,188
8.5% 11/2/17 (b)		14,400,000	10,548,000
9.75% 5/17/35 (b)		2,920,000	1,376,780
12.75% 2/17/22 (b)		1,485,000	861,300
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,799,088
3.5% 7/18/18		14,963,000	15,301,164
3.5% 7/23/20		13,960,000	14,134,500
3.5% 1/30/23		12,689,000	12,331,170
4.5% 1/23/26		46,043,000	46,112,065
4.875% 1/24/22		11,642,000	12,126,307
4.875% 1/18/24		13,872,000	14,392,200
5.125% 3/15/23 (Reg. S)	EUR	4,600,000	5,791,695
5.5% 2/4/19 (b)		1,105,000	1,174,063
5.5% 1/21/21		12,189,000	13,151,931
5.5% 6/27/44		36,194,000	34,384,300
5.625% 1/23/46		35,710,000	34,499,431
6% 3/5/20		6,145,000	6,724,166
6.375% 2/4/21 (b)		785,000	869,231
6.375% 1/23/45		29,382,000	30,942,184
6.5% 6/2/41		27,182,000	28,815,638
6.625% (b)(f)		4,175,000	4,112,375
6.875% 8/4/26 (b)		41,910,000	48,720,375
8% 5/3/19		8,600,000	9,730,900
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,899,408
4.875% 11/15/44		34,230,000	38,340,167
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,324,472
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,272,238
6.125% 1/15/17		6,185,000	6,286,211
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	640,158
5.25% 5/23/21 (b)		815,000	887,360
5.625% 5/20/43 (b)		300,000	315,715
6% 5/3/42 (b)		645,000	710,249
6.5% 5/27/41 (b)		2,450,000	2,850,916
Rice Energy, Inc.:
6.25% 5/1/22		14,590,000	14,954,750
7.25% 5/1/23		8,289,000	8,662,005
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		9,170,000	9,628,500
5.625% 3/1/25		12,415,000	13,128,863
5.75% 5/15/24		7,045,000	7,485,313
5.875% 6/30/26 (b)		3,800,000	4,066,000
Shell International Finance BV:
3.25% 5/11/25		20,000,000	21,235,500
4.375% 5/11/45		20,000,000	22,017,380
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,974,078
SM Energy Co. 6.5% 11/15/21		3,345,000	3,311,550
Southwestern Energy Co.:
5.8% 1/23/20 (c)		92,397,000	92,397,000
6.7% 1/23/25 (c)		34,312,000	35,255,580
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	332,731
Spectra Energy Partners LP:
2.95% 9/25/18		1,960,000	1,995,782
4.6% 6/15/21		2,694,000	2,907,392
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,456,416
6.25% 4/15/21 (b)		3,260,000	3,357,800
6.375% 4/1/23 (b)		3,035,000	3,126,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	2,040,000
5.25% 5/1/23		685,000	695,275
6.75% 3/15/24 (b)		4,420,000	4,696,250
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,325,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		220,000	234,300
5.875% 10/1/20		255,000	262,013
6.125% 10/15/21		735,000	769,913
6.25% 10/15/22		1,940,000	2,053,490
The Williams Companies, Inc.:
3.7% 1/15/23		14,510,000	14,074,700
4.55% 6/24/24		93,426,000	95,528,085
5.75% 6/24/44		19,187,000	19,714,643
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		100,000	100,650
9.625% 5/14/20 (b)		3,668,817	3,925,634
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,055,929
5.375% 6/1/21		24,990,000	27,140,764
Whiting Petroleum Corp. 6.5% 10/1/18		1,585,000	1,517,638
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,797,605
3.9% 1/15/25		26,667,000	26,516,865
4% 11/15/21		6,716,000	6,907,366
4% 9/15/25		3,000,000	3,001,728
4.125% 11/15/20		2,399,000	2,487,480
4.3% 3/4/24		40,932,000	41,903,275
4.5% 11/15/23		7,325,000	7,599,717
WPX Energy, Inc.:
5.25% 9/15/24		3,240,000	2,988,900
6% 1/15/22		2,480,000	2,411,800
7.5% 8/1/20		6,710,000	6,890,331
YPF SA:
8.5% 3/23/21 (b)		4,220,000	4,557,600
8.75% 4/4/24 (b)		4,140,000	4,440,150
8.875% 12/19/18 (Reg. S)		2,150,000	2,351,025
Zhaikmunai International BV 7.125% 11/13/19 (b)		4,140,000	3,860,550
			1,882,426,217

TOTAL ENERGY			2,025,769,141

FINANCIALS - 16.1%
Banks - 6.0%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,228,495
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,695,484
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	733,125
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,295,000	1,327,375
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	333,520
Banco Hipotecario SA 9.75% 11/30/20 (b)		2,675,000	3,039,469
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,543,575
4% 4/14/19 (b)		12,855,000	13,024,686
5.75% 9/26/23 (b)		10,130,000	10,813,775
6.369% 6/16/18 (b)		13,935,000	14,579,494
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (b)		3,720,000	3,734,568
Bank of America Corp.:
2% 1/11/18		50,000,000	50,302,000
2.25% 4/21/20		66,694,000	67,209,745
2.6% 1/15/19		8,068,000	8,246,222
3.3% 1/11/23		901,000	935,891
3.5% 4/19/26		17,610,000	18,380,191
3.875% 8/1/25		11,647,000	12,475,451
3.95% 4/21/25		27,638,000	28,765,713
4% 1/22/25		6,663,000	6,938,462
4.1% 7/24/23		11,481,000	12,467,011
4.2% 8/26/24		40,532,000	42,992,455
4.25% 10/22/26		14,724,000	15,616,201
4.45% 3/3/26		2,949,000	3,173,198
5.65% 5/1/18		8,780,000	9,344,141
5.75% 12/1/17		21,955,000	23,083,926
5.875% 1/5/21		6,530,000	7,523,226
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,403,041
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	891,606
Barclays Bank PLC 4.25% 1/12/22	GBP	4,000,000	6,196,461
Barclays PLC:
2.75% 11/8/19		12,249,000	12,347,617
3.25% 1/12/21		21,116,000	21,519,189
4.375% 1/12/26		25,086,000	26,189,784
BBVA Bancomer SA 7.25% 4/22/20 (b)		975,000	1,082,250
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		500,000	491,350
BPCE SA 5.7% 10/22/23 (b)		2,965,000	3,245,302
Capital One NA 2.95% 7/23/21		18,827,000	19,442,398
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,408,131
1.85% 11/24/17		33,365,000	33,508,336
2.4% 2/18/20		60,588,000	61,378,916
2.65% 10/26/20		20,000,000	20,486,640
4.05% 7/30/22		5,303,000	5,640,435
4.4% 6/10/25		40,790,000	43,231,853
4.45% 9/29/27		10,000,000	10,539,380
5.125% 12/12/18	GBP	910,000	1,287,725
5.5% 9/13/25		4,478,000	5,073,037
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,679,914
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,525,346
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,997,807
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,507,801
3.75% 3/26/25		19,450,000	19,481,276
3.8% 9/15/22		30,700,000	31,325,359
3.8% 6/9/23 (b)		36,648,000	37,177,967
Discover Bank:
4.2% 8/8/23		17,852,000	19,124,062
7% 4/15/20		2,030,000	2,303,879
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,211,717
Fifth Third Bancorp:
4.5% 6/1/18		798,000	835,304
8.25% 3/1/38		4,667,000	7,058,193
Finansbank A/S 6.25% 4/30/19 (b)		235,000	247,338
GTB Finance BV 6% 11/8/18 (b)		3,755,000	3,736,225
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,490,222
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,446,089
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,126,413
HSBK BV:
7.25% 5/3/17 (b)		1,770,000	1,818,817
7.25% 5/3/17 (Reg. S)		250,000	256,895
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,320,451
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,250,000	1,228,625
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		5,800,000	5,471,523
5.71% 1/15/26 (b)		28,396,000	27,817,119
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,872,755
5.5% 8/6/22 (b)		1,155,000	1,186,878
6.2% 12/21/21 (Reg. S)		980,000	1,041,250
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,635,138
2% 8/15/17		11,000,000	11,086,075
2.2% 10/22/19		7,268,000	7,390,270
2.25% 1/23/20		40,000,000	40,538,480
2.35% 1/28/19		6,857,000	6,998,460
2.95% 10/1/26		7,120,000	7,163,923
3.25% 9/23/22		18,423,000	19,336,799
3.875% 9/10/24		35,791,000	37,778,761
4.125% 12/15/26		43,776,000	46,914,126
4.25% 10/15/20		6,995,000	7,612,540
4.35% 8/15/21		20,267,000	22,345,948
4.5% 1/24/22		22,046,000	24,412,352
4.625% 5/10/21		6,879,000	7,626,630
4.95% 3/25/20		22,079,000	24,347,021
JSC BGEO Group 6% 7/26/23 (b)		1,960,000	2,011,940
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		790,000	855,570
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,147,543
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,073,500
Rabobank Nederland 4.375% 8/4/25		25,937,000	27,444,355
Regions Bank 6.45% 6/26/37		24,618,000	29,994,399
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,353,889
Royal Bank of Canada 4.65% 1/27/26		21,308,000	23,434,879
Royal Bank of Scotland Group PLC:
2.5% 3/22/23 (Reg. S)	EUR	2,850,000	3,256,458
3.625% 3/25/24 (Reg. S) (c)	EUR	2,850,000	3,172,083
4.8% 4/5/26		50,452,000	52,792,872
5.125% 5/28/24		64,006,000	64,758,647
6% 12/19/23		25,897,000	27,392,189
6.1% 6/10/23		31,961,000	33,937,276
6.125% 12/15/22		42,557,000	45,451,599
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	1,250,000	1,521,900
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,257,218
SB Capital SA 5.5% 2/26/24 (b)(c)		1,585,000	1,577,075
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		350,000	352,265
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		850,000	818,678
4.75% 6/4/19 (b)		980,000	977,362
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		535,000	530,319
5.5% 4/21/19 (b)		415,000	424,711
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		1,275,000	1,278,188
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		3,550,000	3,638,629
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,035,986
Wells Fargo & Co. 4.48% 1/16/24		4,804,000	5,320,512
Zenith Bank PLC 6.25% 4/22/19 (b)		4,870,000	4,712,115
			1,546,868,755
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,987,140
4.25% 2/15/24		14,661,000	15,448,442
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		7,410,000	7,789,763
Credit Suisse AG 6% 2/15/18		18,058,000	19,011,354
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,523,095
Deutsche Bank AG:
4.5% 4/1/25		80,571,000	76,077,797
4.5% 5/19/26	EUR	1,100,000	1,187,072
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,583,695
2.85% 5/10/19		47,570,000	47,723,746
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,122,630
2.55% 10/23/19		33,080,000	33,814,442
2.625% 1/31/19		50,400,000	51,691,450
2.9% 7/19/18		17,494,000	17,935,234
4.25% 10/21/25		20,000,000	21,214,920
5.25% 7/27/21		17,105,000	19,416,535
5.625% 1/15/17		3,200,000	3,249,821
5.95% 1/18/18		4,975,000	5,271,983
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,757,563
6.85% 6/15/17		1,263,000	1,311,242
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,037,545
2.125% 4/25/18		12,586,000	12,711,772
2.8% 6/16/20		30,000,000	30,844,470
3.125% 7/27/26		30,000,000	30,175,320
3.7% 10/23/24		24,714,000	26,187,399
4.875% 11/1/22		26,240,000	29,084,075
5% 11/24/25		3,189,000	3,554,664
5.5% 1/26/20		88,000,000	97,855,912
5.625% 9/23/19		12,714,000	14,131,802
5.75% 1/25/21		19,879,000	22,785,031
6.625% 4/1/18		16,118,000	17,365,743
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,646,793
1.8% 3/26/18		24,142,000	24,276,857
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,877,841
			790,653,148
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22		4,940,000	5,125,250
4.25% 7/1/20		3,025,000	3,176,250
4.5% 5/15/21		1,550,000	1,635,250
4.625% 7/1/22		2,685,000	2,849,456
Ally Financial, Inc. 4.25% 4/15/21		17,390,000	17,911,700
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,764,207
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		790,000	803,430
7.5% 3/13/19 (b)		1,140,000	1,189,020
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,751,169
3.95% 11/6/24		14,738,000	15,162,204
5.2% 4/27/22		12,545,000	13,750,562
6.45% 6/12/17		10,366,000	10,734,491
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,771,875
2.24% 6/15/18		19,162,000	19,319,933
2.597% 11/4/19		52,209,000	53,157,481
2.875% 10/1/18		13,000,000	13,319,618
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,596,399
2.125% 10/2/17 (b)		18,524,000	18,649,963
2.875% 8/9/18 (b)		5,276,000	5,386,896
Navient Corp.:
5% 10/26/20		300,000	301,500
5.875% 3/25/21		2,250,000	2,280,938
5.875% 10/25/24		3,930,000	3,704,025
SLM Corp.:
4.875% 6/17/19		2,160,000	2,181,600
5.5% 1/15/19		1,305,000	1,340,888
5.5% 1/25/23		5,325,000	5,058,750
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,348,143
3% 8/15/19		4,907,000	5,016,107
3.75% 8/15/21		7,409,000	7,769,885
4.25% 8/15/24		7,458,000	7,826,142
			291,883,132
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,568,500
3.85% 2/1/25		14,325,000	14,596,473
3.875% 8/15/22		21,027,000	21,953,408
4.125% 6/15/26		8,647,000	8,974,021
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,167,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,507,150
5.875% 2/1/22		25,766,000	24,059,003
6% 8/1/20		3,260,000	3,133,675
ILFC E-Capital Trust I 3.98% 12/21/65 (b)(c)		11,760,000	9,390,360
ILFC E-Capital Trust II 4.23% 12/21/65 (b)(c)		6,150,000	4,981,500
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,763,791
3.75% 12/1/25		11,601,000	12,702,611
MSCI, Inc.:
4.75% 8/1/26 (b)		2,270,000	2,329,588
5.25% 11/15/24 (b)		4,420,000	4,696,250
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,365,000	1,582,937
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,975,000	2,012,031
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	6,944,025
Springleaf Financial Corp. 7.75% 10/1/21		3,225,000	3,386,250
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	586,600
			167,335,923
Insurance - 1.8%
ACE INA Holdings, Inc. 2.875% 11/3/22		11,752,000	12,367,088
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,597,847
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,217,000	9,526,922
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,583,190
3.3% 3/1/21		9,614,000	10,085,797
3.875% 1/15/35		19,041,000	18,900,059
4.875% 6/1/22		18,193,000	20,367,064
5.6% 10/18/16		10,702,000	10,759,127
Aon Corp. 5% 9/30/20		3,854,000	4,262,354
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,750,000	1,868,038
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	4,000,000	4,742,224
Aviva PLC 6.625% 6/3/41 (c)	GBP	2,250,000	3,316,929
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	2,140,982
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,449,760
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (b)(c)		1,859,000	1,589,445
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,750,965
5.375% 3/15/17		194,000	197,936
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	2,300,000	3,258,542
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,999,626
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,861,725
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	30,984,752
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	3,005,310
3.048% 12/15/22 (c)		12,433,000	12,968,266
4.368% 9/15/23 (c)		9,625,000	10,674,722
4.75% 2/8/21		4,032,000	4,528,896
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	8,151,104
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,378,263
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	11,120,724
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	37,400,449
6% 2/10/20 (b)		15,416,000	17,114,658
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	18,366,600
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,647,486
4.5% 11/16/21		6,390,000	7,151,944
6.2% 11/15/40		4,318,000	5,429,540
7.375% 6/15/19		3,230,000	3,716,235
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	20,633,444
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,283,392
4.125% 11/1/24 (b)		6,048,000	6,365,103
Unum Group:
3.875% 11/5/25		21,587,000	21,777,095
4% 3/15/24		20,000,000	20,683,180
5.625% 9/15/20		8,386,000	9,383,817
5.75% 8/15/42		25,545,000	29,236,968
7.125% 9/30/16		587,000	589,279
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	4,450,000	5,271,108
			456,487,955
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,915,802
4.6% 4/1/22		4,896,000	5,299,284
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,369,829
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,661,459
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,310,595
4.2% 12/15/23		12,000,000	13,196,244
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,700,597
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,672,869
4.25% 1/15/24		9,191,000	9,939,901
Carmila SAS 2.375% 9/16/24 (Reg. S)	EUR	1,600,000	1,974,953
CBL & Associates LP 4.6% 10/15/24		272,000	263,398
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,356,502
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,726,054
DDR Corp.:
3.625% 2/1/25		7,690,000	7,799,729
4.25% 2/1/26		6,601,000	7,001,839
4.625% 7/15/22		20,268,000	22,013,561
4.75% 4/15/18		11,273,000	11,749,217
7.5% 4/1/17		5,574,000	5,751,526
7.875% 9/1/20		323,000	388,398
Duke Realty LP:
3.25% 6/30/26		3,140,000	3,223,807
3.625% 4/15/23		6,287,000	6,634,520
3.75% 12/1/24		5,408,000	5,753,420
3.875% 10/15/22		17,388,000	18,512,117
4.375% 6/15/22		10,999,000	11,975,612
6.5% 1/15/18		3,795,000	4,039,360
6.75% 3/15/20		10,379,000	11,938,964
8.25% 8/15/19		75,000	88,029
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,538,726
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,942,727
4.625% 12/15/21		17,159,000	19,228,461
4.75% 7/15/20		7,700,000	8,492,153
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,848,277
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,197,184
4% 6/1/25		11,717,000	12,535,643
4.7% 9/15/17		1,538,000	1,588,634
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	627,783
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,246,544
6.65% 1/15/18		867,000	899,137
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,729,711
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,405,000	1,492,813
6.375% 3/1/24		2,250,000	2,469,375
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,913,042
4.5% 1/15/25		4,655,000	4,725,039
4.5% 4/1/27		50,980,000	51,558,419
4.95% 4/1/24		17,495,000	18,292,352
5.25% 1/15/26		29,233,000	31,391,302
5.875% 3/15/24		290,000	303,440
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,415,293
5% 12/15/23		2,030,000	2,175,056
Senior Housing Properties Trust 6.75% 4/15/20		250,000	276,883
Simon Property Group LP 4.125% 12/1/21		7,287,000	8,052,514
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,849,650
4.875% 6/1/26		1,770,000	1,907,175
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,789,925
WP Carey, Inc. 4% 2/1/25		21,616,000	21,584,765
			476,329,609
Real Estate Management & Development - 1.6%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	5,400,000	5,939,777
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	18,121,332
4.1% 10/1/24		15,881,000	16,341,755
4.55% 10/1/29		15,881,000	16,588,165
4.95% 4/15/18		12,690,000	13,262,205
5.7% 5/1/17		7,049,000	7,243,045
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,878,592
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,419,742
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,453,297
3.625% 10/1/22		9,206,000	9,542,608
3.95% 7/1/22		11,369,000	12,025,116
4.75% 10/1/25		22,475,000	24,502,267
5.25% 3/15/21		5,708,000	6,433,515
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,384,023
5.5% 3/15/17		3,597,000	3,670,069
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	161,563
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,136,750
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	885,225
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,189
11.5% 7/20/20 (Reg. S)		5,000	5,688
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	847,770
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,325,391
4.125% 6/15/22		14,880,000	15,674,160
4.4% 2/15/24		13,017,000	14,077,430
4.75% 10/1/20		11,282,000	12,219,624
5.5% 12/15/16		1,891,000	1,913,136
6.625% 10/1/17		4,835,000	5,074,802
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,261,534
3.15% 5/15/23		14,735,000	13,717,342
4.5% 4/18/22		17,365,000	17,749,027
7.75% 8/15/19		3,156,000	3,545,043
Mid-America Apartments LP:
4% 11/15/25		4,704,000	5,039,235
4.3% 10/15/23		2,224,000	2,410,643
6.05% 9/1/16		2,000,000	2,000,000
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,634,160
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	243,813
Tanger Properties LP:
3.125% 9/1/26		11,019,000	11,004,565
3.75% 12/1/24		21,455,000	22,512,238
3.875% 12/1/23		4,812,000	5,097,371
6.125% 6/1/20		14,318,000	16,263,229
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,564,546
3.5% 2/1/25		5,961,000	6,176,216
3.75% 5/1/24		20,000,000	20,975,560
4.125% 1/15/26		5,557,000	6,015,152
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,097,093
4% 4/30/19		3,747,000	3,939,251
4.25% 3/1/22		300,000	323,220
			402,760,474
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23(b)		1,000,000	1,088,750

TOTAL FINANCIALS			4,133,407,746

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,569,980
2.9% 11/6/22		24,855,000	25,600,749
3.6% 5/14/25		24,114,000	25,499,494
4.5% 5/14/35		23,238,000	25,197,986
4.7% 5/14/45		23,197,000	25,824,455
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,150,000	3,098,813
			118,791,477
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,698,115
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	645,175
Teleflex, Inc. 4.875% 6/1/26		1,605,000	1,673,213
			7,016,503
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,039,533
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,292,300
7.125% 7/15/20		3,545,000	3,170,577
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,825,813
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,307,063
4.25% 10/15/19		7,590,000	7,960,013
4.5% 2/15/27		5,230,000	5,282,300
4.75% 5/1/23		595,000	622,519
5% 3/15/24		5,000,000	5,300,000
5.25% 6/15/26		11,470,000	12,258,563
5.875% 3/15/22		715,000	786,500
5.875% 2/15/26		7,310,000	7,730,325
6.5% 2/15/20		30,303,000	33,484,815
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,804,313
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	3,079,125
8.75% 1/15/23		9,765,000	9,984,713
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	8,066,277
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	509,375
5.5% 2/1/21		1,555,000	1,632,750
Tenet Healthcare Corp.:
4.1525% 6/15/20 (c)		2,550,000	2,553,188
5% 3/1/19		2,285,000	2,219,306
6.75% 6/15/23		14,225,000	13,531,531
6.875% 11/15/31		2,130,000	1,762,575
8.125% 4/1/22		6,540,000	6,621,750
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,483,623
2.875% 3/15/23		16,114,000	16,837,615
3.35% 7/15/22		6,192,000	6,663,892
3.75% 7/15/25		19,000,000	21,044,267
4.75% 7/15/45		20,331,000	25,188,970
Universal Health Services, Inc. 4.75% 8/1/22 (b)		3,275,000	3,397,813
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,742,403
			275,183,807
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,109,364
2.4% 2/1/19		1,959,000	1,995,804
4.15% 2/1/24		3,010,000	3,298,990
			8,404,158
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,240,169
3.45% 3/15/22		31,597,000	33,067,777
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,227,495
Horizon Pharma PLC 6.625% 5/1/23		5,835,000	5,762,063
Mylan N.V.:
2.5% 6/7/19 (b)		10,382,000	10,513,665
3.15% 6/15/21 (b)		21,235,000	21,705,015
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,632,118
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,955,188
2.3% 11/8/18		3,161,000	3,176,906
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,753,223
3.9% 12/15/24		5,449,000	5,516,164
4.9% 12/15/44		2,390,000	2,461,678
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		15,311,000	15,316,175
2.8% 7/21/23		10,972,000	11,016,349
3.15% 10/1/26		13,048,000	13,136,909
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		15,590,000	14,693,575
5.625% 12/1/21 (b)		6,120,000	5,523,300
5.875% 5/15/23 (b)		11,835,000	10,414,800
6.125% 4/15/25 (b)		3,795,000	3,334,856
6.75% 8/15/18 (b)		3,820,000	3,831,078
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,996,675
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,778,093
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,010,524
3.25% 2/1/23		4,892,000	5,032,464
3.45% 11/13/20		5,179,000	5,413,790
			207,510,049

TOTAL HEALTH CARE			616,905,994

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,642,346
6.375% 6/1/19 (b)		8,071,000	8,984,605
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		11,145,000	11,089,275
Orbital ATK, Inc. 5.5% 10/1/23		2,280,000	2,399,700
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,648,913
6% 7/15/22		685,000	712,400
6.375% 6/15/26 (b)		2,210,000	2,254,200
6.5% 5/15/25		1,355,000	1,402,425
			41,133,864
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,510,781
7.75% 4/15/21 (b)		1,470,000	1,549,013
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,571,300
Allegiant Travel Co. 5.5% 7/15/19		6,030,000	6,286,275
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,676,675
5.5% 10/1/19 (b)		8,970,000	9,250,313
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		195,089	203,136
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		195,480	216,494
6.125% 4/29/18		240,000	252,000
6.648% 3/15/19		518,201	529,186
6.9% 7/2/19		163,630	167,918
9.25% 5/10/17		963,479	1,006,836
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	933,038
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,749,150
Series 2013-1 Class B, 5.375% 5/15/23		303,731	314,361
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		870,739	896,861
8.36% 1/20/19		661,187	690,147
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		572,378	599,566
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,782,000
6.375% 6/1/18		140,000	147,000
			37,332,050
Building Products - 0.1%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		1,915,000	1,948,513
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,292,306
6% 10/15/25 (b)		3,630,000	3,979,388
Masco Corp.:
3.5% 4/1/21		1,913,000	1,996,694
4.375% 4/1/26		2,435,000	2,605,450
			13,822,351
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		21,050,000	21,602,352
7.875% 12/1/22		6,345,000	6,678,113
8.75% 12/1/20		13,055,000	12,549,119
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,466,313
Cenveo Corp. 6% 8/1/19 (b)		325,000	287,625
Covanta Holding Corp. 5.875% 3/1/24		2,675,000	2,691,719
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	365,000
7.25% 11/15/21 (b)		8,485,000	7,742,563
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,465,000
R.R. Donnelley & Sons Co. 6.5% 11/15/23		410,000	415,125
			59,262,929
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	608,532
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	282,625
			891,157
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		3,470,000	3,295,390
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,923,875
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	4,090,000	4,866,767
			11,086,032
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	495,000
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		250,000	249,973
			744,973
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		75,000	64,875
Xerium Technologies, Inc.:
8.875% 6/15/18		1,645,000	1,682,013
9.5% 8/15/21 (b)		5,060,000	5,186,500
			6,933,388
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		5,055,000	3,841,800
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,373,456
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	726,375
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	633,413
			5,733,244
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,278,126
2.625% 9/4/18		16,438,000	16,533,390
3.375% 6/1/21		10,493,000	10,860,255
3.75% 2/1/22		26,396,000	27,570,173
3.875% 4/1/21		14,814,000	15,610,253
4.25% 9/15/24		12,030,000	12,646,538
4.75% 3/1/20		11,796,000	12,739,680
Aircastle Ltd.:
5% 4/1/23		1,285,000	1,362,100
5.125% 3/15/21		1,575,000	1,708,875
6.25% 12/1/19		830,000	918,188
Beacon Roofing Supply, Inc. 6.375% 10/1/23		1,160,000	1,247,000
FLY Leasing Ltd.:
6.375% 10/15/21		6,000,000	6,060,000
6.75% 12/15/20		2,795,000	2,871,863
International Lease Finance Corp. 4.625% 4/15/21		955,000	1,012,778
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	2,350,000	3,165,843
United Rentals North America, Inc.:
4.625% 7/15/23		4,663,000	4,770,482
5.5% 7/15/25		2,725,000	2,810,156
			129,165,700
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,281,420	1,403,155
10.75% 12/1/20 (Reg. S)		71,820	78,643
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	657,694
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,260,000	1,323,000
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	2,941,206
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,012,585
			11,416,283

TOTAL INDUSTRIALS			321,363,771

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,165,000	3,370,725
8.625% 5/6/19 (Reg. S)		200,000	213,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,412,125
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (b)		5,220,000	5,178,188
6.625% 8/1/26 (b)		2,610,000	2,590,425
Lucent Technologies, Inc.:
6.45% 3/15/29		22,935,000	24,941,813
6.5% 1/15/28		6,207,000	6,672,525
			44,378,801
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,877,514
Belden, Inc. 5.25% 7/15/24 (b)		865,000	877,975
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	818,251
4.42% 6/15/21 (b)		2,400,000	2,510,894
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,284,589
6.55% 10/1/17		1,383,000	1,458,852
			12,828,075
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,371,602
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		3,280,000	3,444,328
			6,815,930
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,673,775
5.25% 1/15/24 (b)		2,650,000	2,536,024
5.5% 2/1/25		1,675,000	1,622,656
5.625% 1/15/26 (b)		1,285,000	1,227,175
Microsemi Corp. 9.125% 4/15/23 (b)		3,120,000	3,572,400
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		9,955,000	10,412,930
4.625% 6/15/22 (b)		3,745,000	3,943,934
4.625% 6/1/23 (b)		2,480,000	2,616,400
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,980,000	5,421,975
7% 12/1/25 (b)		5,885,000	6,517,638
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,316,156
			42,861,063
Software - 0.1%
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		4,525,000	4,632,469
6% 7/1/24 (b)		5,095,000	5,298,800
Open Text Corp. 5.875% 6/1/26 (b)		6,720,000	7,038,192
			16,969,461
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	21,370,060
4.375% 5/13/45		20,000,000	22,431,960
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	21,294,456
4.9% 10/15/25 (b)		20,381,000	21,733,667
6.35% 10/15/45 (b)		30,381,000	31,354,195
NCR Corp.:
4.625% 2/15/21		1,465,000	1,480,456
5% 7/15/22		5,240,000	5,344,800
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		6,525,000	6,631,031
			131,640,625

TOTAL INFORMATION TECHNOLOGY			255,493,955

MATERIALS - 1.2%
Chemicals - 0.1%
Axalta Coating Systems 4.875% 8/15/24 (b)		3,630,000	3,784,275
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,604,460
5.75% 4/15/21 (b)		830,000	869,425
6.45% 2/3/24		680,000	741,200
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	3,724,625
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,086,650
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	794,513
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,650,063
OCP SA 5.625% 4/25/24 (b)		390,000	429,406
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,904,678
4.25% 11/15/20		3,653,000	3,963,571
			32,552,866
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	232,348
6% 4/1/24 (b)		3,795,000	4,003,725
9.375% 10/12/22 (b)		1,235,000	1,369,306
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	289,459
4.75% 1/11/22 (Reg. S)	EUR	250,000	292,108
7.75% 4/16/26 (b)		4,100,000	4,643,250
Eagle Materials, Inc. 4.5% 8/1/26		2,630,000	2,674,439
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	5,143,938
U.S. Concrete, Inc. 6.375% 6/1/24		1,130,000	1,178,025
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	663,258
			20,489,856
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		16,280,653	16,676,137
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (b)(c)		8,795,000	8,882,950
4.067% 5/15/21 (b)(c)		5,945,000	6,049,038
4.625% 5/15/23 (b)		6,305,000	6,415,338
7% 11/15/20 (b)		2,655,000	2,651,681
Graphic Packaging International, Inc. 4.125% 8/15/24		2,855,000	2,883,550
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,665,000	3,839,088
			47,397,782
Metals & Mining - 0.8%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,501,470
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	797,125
Anglo American Capital PLC:
3.625% 5/14/20 (b)		24,322,000	24,078,780
4.875% 5/14/25 (b)		24,100,000	24,160,250
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,667,165
6.75% 10/19/75 (b)(c)		17,432,000	19,874,223
Compania Minera Ares SAC 7.75% 1/23/21 (b)		1,730,000	1,848,938
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	12,121,594
4.875% 11/4/44 (b)		5,532,000	5,752,622
EVRAZ Group SA:
6.5% 4/22/20(b)		1,630,000	1,665,697
8.25% 1/28/21 (Reg. S)		1,925,000	2,088,433
9.5% 4/24/18 (Reg. S)		1,250,000	1,353,250
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		3,664,000	3,673,160
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		350,000	332,063
10.375% 4/7/19 (b)		2,197,000	2,084,404
Freeport-McMoRan, Inc.:
2.3% 11/14/17		14,626,000	14,370,045
3.55% 3/1/22		7,135,000	6,207,450
3.875% 3/15/23		7,715,000	6,615,613
4.55% 11/14/24		3,260,000	2,852,500
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	473,800
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,080,000	4,059,600
4.875% 10/7/20 (Reg. S)		200,000	199,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	1,318,375
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,406,875
7.875% 11/1/22 (b)		5,615,000	6,008,050
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,440,000	1,507,622
Metinvest BV:
8.75% 2/14/18 (Reg. S)		660,538	488,930
10.5% 11/28/17 (b)		3,942,065	2,917,916
10.5% 11/28/17 (Reg. S)		912,795	675,651
Nord Gold NV 6.375% 5/7/18 (b)		575,000	602,709
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		2,610,000	2,718,294
5.625% 4/29/20 (Reg. S)		200,000	208,298
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,632,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	453,988
7.5% 7/27/35		1,560,000	1,836,824
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,293,200
5.25% 4/15/23		3,040,000	3,161,600
5.5% 10/1/24		4,070,000	4,293,850
6.125% 8/15/19		2,683,000	2,770,198
Teck Resources Ltd.:
8% 6/1/21 (b)		1,470,000	1,586,681
8.5% 6/1/24 (b)		1,470,000	1,653,750
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,990,979
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	13,487,843
5.875% 6/10/21		775,000	803,094
6.25% 1/23/17		5,581,000	5,678,668
6.875% 11/21/36		640,000	635,008
Vedanta Resources PLC 6% 1/31/19 (b)		2,190,000	2,047,650
			218,955,235
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			319,395,739

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,578,125
6.625% 2/15/23 (b)		2,780,000	2,894,675
7.5% 5/15/26 (b)		6,230,000	6,557,075
Altice Finco SA:
7.625% 2/15/25 (b)		3,995,000	4,044,938
9.875% 12/15/20 (b)		6,135,000	6,572,119
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,521,348
3% 6/30/22		29,259,000	30,143,763
3.4% 5/15/25		39,520,000	40,689,160
3.6% 2/17/23		27,844,000	29,392,878
4.75% 5/15/46		12,191,000	13,036,421
4.8% 6/15/44		15,000,000	15,942,090
5.875% 10/1/19		5,944,000	6,680,349
6.3% 1/15/38		16,665,000	21,071,076
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	55,080
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,495,840
6.15% 9/15/19		6,992,000	7,586,320
Embarq Corp. 7.995% 6/1/36		2,467,000	2,557,971
GTH Finance BV:
6.25% 4/26/20 (b)		1,540,000	1,617,000
7.25% 4/26/23 (b)		2,880,000	3,103,200
Level 3 Financing, Inc. 5.25% 3/15/26 (b)		4,635,000	4,803,019
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	741,440
Sable International Finance Ltd. 6.875% 8/1/22 (b)		10,030,000	10,381,050
SBA Communications Corp. 4.875% 9/1/24 (b)		6,500,000	6,589,375
SFR Group SA:
6% 5/15/22 (b)		2,550,000	2,606,100
6.25% 5/15/24 (b)		1,490,000	1,501,175
7.375% 5/1/26 (b)		2,380,000	2,457,350
Sprint Capital Corp. 6.875% 11/15/28		23,565,000	21,208,500
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,668,227
Telecom Italia Capital SA:
6% 9/30/34		5,580,000	5,608,458
6.375% 11/15/33		1,610,000	1,664,338
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	1,900,000	2,273,309
5.303% 5/30/24 (b)		1,350,000	1,390,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		790,000	819,625
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	22,048,890
4.5% 9/15/20		36,000,000	39,727,512
5.012% 8/21/54		55,038,000	60,346,745
6.25% 4/1/37		2,348,000	3,013,822
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,245,063
7.375% 4/23/21 (b)		6,335,000	6,525,050
			412,155,276
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	15,982,719
3.125% 7/16/22		9,218,000	9,539,561
Comcel Trust 6.875% 2/6/24 (b)		775,000	806,000
Digicel Group Ltd.:
6% 4/15/21 (b)		3,360,000	3,070,200
6.75% 3/1/23 (b)		560,000	511,000
8.25% 9/30/20 (b)		4,115,000	3,724,075
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,104,188
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	657,475
6% 3/15/25 (b)		8,705,000	8,911,744
6.625% 10/15/21 (b)		1,975,000	2,079,675
MTS International Funding Ltd. 8.625% 6/22/20 (b)		755,000	886,491
Neptune Finco Corp.:
10.125% 1/15/23 (b)		9,665,000	11,036,222
10.875% 10/15/25 (b)		3,075,000	3,605,438
Sprint Communications, Inc.:
7% 3/1/20 (b)		4,585,000	4,917,413
9% 11/15/18 (b)		2,225,000	2,450,281
Sprint Corp.:
7.25% 9/15/21		7,925,000	7,835,844
7.625% 2/15/25		9,855,000	9,356,091
7.875% 9/15/23		15,440,000	15,007,526
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,303,762
6% 4/15/24		3,580,000	3,812,700
6.375% 3/1/25		15,125,000	16,259,375
6.464% 4/28/19		1,520,000	1,550,400
6.5% 1/15/24		6,085,000	6,541,375
6.625% 4/1/23		12,185,000	12,999,811
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	487,776
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		1,910,000	2,139,200
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	2,350,000	3,198,266
			155,774,608

TOTAL TELECOMMUNICATION SERVICES			567,929,884

UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,223,702
2.95% 12/15/22		4,935,000	5,145,043
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	3,083,772
DPL, Inc. 6.75% 10/1/19		2,490,000	2,514,900
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	33,119,663
6.4% 9/15/20 (b)		25,897,000	29,369,788
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,672,529
Edison International 3.75% 9/15/17		6,674,000	6,850,414
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	3,900,000	4,301,532
Eversource Energy:
1.45% 5/1/18		3,325,000	3,327,836
2.8% 5/1/23		15,104,000	15,478,685
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,325,260
2.85% 6/15/20		4,888,000	5,061,983
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,760,060
4.25% 3/15/23		31,243,000	33,040,878
7.375% 11/15/31		64,123,000	83,663,266
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	17,551,312
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	28,182,375
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	756,750
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	549,485
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,555,599
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,382,510
Nevada Power Co. 6.5% 5/15/18		790,000	857,878
NRG Yield Operating LLC 5% 9/15/26 (b)		3,945,000	3,935,138
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,941,191	9,567,074
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,114,957
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	794,536
PG&E Corp. 2.4% 3/1/19		1,683,000	1,715,788
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,578,459
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,224,804
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	8,060,500
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,138,736
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	1,800,000	2,929,984
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,417,137
			385,252,333
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)(c)		442,000	453,149
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,903,692
			4,356,841
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. 5.25% 6/1/26 (b)		3,765,000	3,821,475
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,346,024
7.25% 10/15/21		77,564,000	78,223,294
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,642,625
7.375% 11/1/22		8,765,000	8,655,438
7.625% 11/1/24		17,685,000	17,331,300
Emera U.S. Finance LP:
2.15% 6/15/19 (b)		5,136,000	5,197,514
2.7% 6/15/21 (b)		5,055,000	5,167,191
3.55% 6/15/26 (b)		8,087,000	8,511,042
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,350,000	1,397,399
NRG Energy, Inc.:
6.25% 5/1/24		4,290,000	4,257,825
6.625% 1/15/27 (b)		3,925,000	3,932,340
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	1,011,708
The AES Corp.:
3.6731% 6/1/19 (c)		1,359,000	1,359,000
4.875% 5/15/23		3,775,000	3,822,188
6% 5/15/26		3,855,000	4,091,119
			160,767,482
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,310,797
Dominion Resources, Inc.:
2.9311% 9/30/66 (c)		35,229,000	27,830,910
3.4561% 6/30/66 (c)		10,345,000	9,103,600
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	15,500,102
5.45% 9/15/20		11,473,000	12,910,498
5.8% 2/1/42		6,336,000	8,147,881
5.95% 6/15/41		11,832,000	15,069,425
6.4% 3/15/18		1,228,000	1,313,741
6.8% 1/15/19		6,774,000	7,562,128
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,964,500
6.5% 12/15/20		5,125,000	5,956,070
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,767,895
Sempra Energy:
2.3% 4/1/17		14,116,000	14,211,636
2.875% 10/1/22		5,760,000	5,951,854
6% 10/15/39		15,009,000	19,516,833
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,300,300
			180,418,170
Water Utilities - 0.1%
Anglian Water Services Financing PLC 5.837% 7/30/22	GBP	1,125,000	1,880,834
Severn Trent Utilities Finance PLC 6.125% 2/26/24	GBP	801,000	1,412,917
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	2,821,000	3,808,827
			7,102,578

TOTAL UTILITIES			737,897,404

TOTAL NONCONVERTIBLE BONDS
(Cost $10,336,593,656)			10,857,460,574

U.S. Government and Government Agency Obligations - 21.2%
U.S. Treasury Inflation-Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$230,310,000	$239,480,310
1% 2/15/46		143,823,046	160,276,185
1.375% 2/15/44		137,016,115	163,582,370
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		167,763,429	168,424,283
0.125% 7/15/26		193,171,918	193,436,457
0.25% 1/15/25		76,324,500	76,984,774
0.375% 7/15/25		403,205,683	412,217,469
0.625% 1/15/26		202,884,000	211,491,749

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,625,893,597

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
2.25% 8/15/46		114,364,000	114,766,104
2.5% 2/15/45 (g)		730,000	770,977
2.5% 2/15/46		1,337,000	1,412,311
3% 5/15/45		145,382,000	169,216,652
3% 11/15/45		207,323,000	241,539,381
4.5% 2/15/36		500,000	714,453
U.S. Treasury Notes:
0.625% 6/30/18		2,000,000	1,993,516
0.75% 2/15/19		2,250,000	2,242,969
1.125% 6/30/21		250,000	249,102
1.125% 8/31/21		447,881,000	446,306,250
1.25% 11/15/18		10,200,000	10,285,262
1.25% 3/31/21		1,180,775,000	1,184,003,156
1.375% 4/30/20		22,176,000	22,426,345
1.375% 4/30/21		484,800,000	488,663,371
1.375% 8/31/23		475,289,000	472,819,874
1.5% 8/15/26		475,000	471,512
1.625% 7/31/20 (h)		4,593,000	4,683,785
1.625% 2/15/26		2,949,000	2,958,216
1.625% 5/15/26		25,750,000	25,824,443
1.75% 12/31/20		600,000,000	614,695,200
2% 8/15/25		5,305,000	5,494,611
2.25% 11/15/25		1,800,000	1,903,079

TOTAL U.S. TREASURY OBLIGATIONS			3,813,440,569

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,312,713,635)			5,439,334,166

U.S. Government Agency - Mortgage Securities - 17.2%
Fannie Mae - 9.9%
2.25% 10/1/34 (c)		1,351	1,389
2.272% 7/1/35 (c)		18,033	18,675
2.276% 2/1/33 (c)		1,076	1,110
2.291% 10/1/33 (c)		403,116	420,936
2.298% 3/1/35 (c)		22,442	23,204
2.315% 9/1/36 (c)		75,608	78,977
2.32% 12/1/34 (c)		52,760	54,523
2.329% 1/1/35 (c)		251,309	259,601
2.35% 10/1/33 (c)		2,020	2,083
2.361% 9/1/36 (c)		70,441	73,751
2.38% 1/1/35 (c)		2,963	3,061
2.413% 10/1/33 (c)		16,241	16,801
2.424% 1/1/35 (c)		176,483	183,677
2.5% 5/1/27 to 8/1/43		85,410,860	88,062,261
2.5% 9/1/31 (i)		52,500,000	54,231,182
2.533% 5/1/35 (c)		188,014	197,161
2.54% 6/1/42 (c)		252,508	262,874
2.557% 10/1/33 (c)		89,399	94,578
2.57% 4/1/37 (c)		94,083	97,922
2.573% 3/1/33 (c)		87,562	91,452
2.574% 7/1/34 (c)		31,072	32,310
2.615% 12/1/34 (c)		8,357	8,710
2.627% 3/1/40 (c)		366,511	386,452
2.627% 6/1/47 (c)		93,567	98,623
2.662% 7/1/35 (c)		96,130	100,951
2.662% 2/1/36 (c)		379,408	399,674
2.672% 6/1/36 (c)		285,932	302,791
2.685% 12/1/39 (c)		189,798	200,670
2.69% 3/1/37 (c)		25,716	26,908
2.693% 2/1/42 (c)		1,580,633	1,650,574
2.695% 12/1/35 (c)		234,840	247,726
2.751% 1/1/42 (c)		1,683,991	1,755,825
2.801% 11/1/36 (c)		74,578	78,359
2.803% 6/1/36 (c)		141,365	147,641
2.817% 5/1/36 (c)		173,667	183,214
2.833% 3/1/35 (c)		58,416	61,735
2.835% 9/1/35 (c)		66,545	69,878
2.837% 7/1/34 (c)		195,963	207,806
2.951% 11/1/40 (c)		141,647	149,376
2.98% 9/1/41 (c)		169,148	176,922
2.991% 10/1/41 (c)		79,813	83,594
3% 12/1/26 to 7/1/46		323,376,163	338,092,227
3% 9/1/31 (i)		13,800,000	14,447,502
3% 9/1/46 (i)		5,000,000	5,184,766
3% 9/1/46 (i)		4,450,000	4,614,441
3% 9/1/46 (i)		34,700,000	35,982,273
3% 9/1/46 (i)		29,600,000	30,693,812
3% 9/1/46 (i)		80,500,000	83,474,725
3% 9/1/46 (i)		4,000,000	4,147,812
3% 10/1/46 (i)		5,000,000	5,174,610
3% 10/1/46 (i)		34,700,000	35,911,790
3% 10/1/46 (i)		4,000,000	4,139,688
3% 10/1/46 (i)		80,500,000	83,311,213
3% 10/1/46 (i)		4,450,000	4,605,402
3% 10/1/46 (i)		25,400,000	26,287,016
3.005% 7/1/37 (c)		161,589	171,767
3.007% 5/1/36 (c)		120,709	127,297
3.022% 8/1/41 (c)		870,121	904,867
3.229% 7/1/41 (c)		249,844	262,912
3.352% 10/1/41 (c)		133,574	140,733
3.36% 9/1/41 (c)		290,359	308,936
3.466% 12/1/40 (c)		12,061,207	12,657,965
3.5% 3/1/25 to 5/1/46		541,645,070	574,917,400
3.5% 9/1/46 (i)		9,200,000	9,692,349
3.557% 7/1/41 (c)		321,163	337,745
4% 9/1/24 to 4/1/46		399,005,682	430,324,579
4% 9/1/46 (i)		100,000,000	107,101,560
4% 9/1/46 (i)		118,100,000	126,486,942
4.5% 2/1/33 to 4/1/45		179,209,539	197,211,841
5% 3/1/18 to 3/1/45		168,333,879	188,693,474
5.203% 7/1/37 (c)		38,701	40,839
5.255% 8/1/41		2,700,499	3,009,009
5.5% 12/1/17 to 3/1/41		32,331,653	36,605,854
6% 2/1/17 to 1/1/42		15,663,727	18,008,011
6.5% 9/1/16 to 4/1/37		6,807,611	7,891,720
7% 9/1/21 to 7/1/37		1,450,826	1,696,912
7.5% 6/1/25 to 2/1/32		628,782	742,186
8% 12/1/17 to 3/1/37		14,025	17,164
8.5% 1/1/17 to 7/1/22		1,456	1,658
9.5% 6/1/18 to 9/1/21		11,496	12,190

TOTAL FANNIE MAE			2,543,978,144

Freddie Mac - 4.3%
2% 8/1/37 (c)		35,106	35,750
2.171% 1/1/36 (c)		81,149	83,959
2.2% 3/1/37 (c)		17,008	17,596
2.231% 3/1/36 (c)		155,554	161,245
2.32% 3/1/35 (c)		68,475	70,531
2.366% 11/1/35 (c)		148,343	154,613
2.47% 3/1/36 (c)		171,067	178,078
2.493% 12/1/35 (c)		178,576	185,209
2.5% 7/1/31		7,281,086	7,542,510
2.55% 6/1/37 (c)		29,113	30,286
2.555% 2/1/37 (c)		176,462	183,229
2.582% 5/1/37 (c)		51,252	53,442
2.599% 6/1/33 (c)		206,071	215,776
2.625% 5/1/37 (c)		34,654	36,689
2.66% 8/1/37 (c)		77,820	81,165
2.668% 4/1/37 (c)		49,275	51,906
2.82% 10/1/36 (c)		306,406	320,649
2.823% 10/1/42 (c)		1,828,552	1,932,408
2.827% 3/1/35 (c)		974,046	1,035,180
2.856% 10/1/35 (c)		123,567	129,413
2.885% 6/1/37 (c)		24,562	25,826
2.887% 6/1/33 (c)		586,051	618,969
2.915% 6/1/37 (c)		226,671	238,934
2.916% 3/1/33 (c)		2,058	2,170
2.949% 6/1/37 (c)		49,512	52,030
2.989% 4/1/36 (c)		184,746	194,485
3% 10/1/28 to 6/1/46		148,599,154	155,541,287
3% 9/1/46 (i)		100,850,000	104,582,206
3.068% 9/1/41 (c)		1,536,243	1,607,257
3.075% 12/1/36 (c)		304,639	324,552
3.17% 6/1/36 (c)		48,877	50,797
3.193% 9/1/41 (c)		184,919	194,006
3.22% 4/1/37 (c)		8,560	9,100
3.231% 4/1/41 (c)		186,993	195,235
3.286% 6/1/41 (c)		196,190	206,555
3.295% 7/1/36 (c)		72,100	76,813
3.309% 7/1/41 (c)		963,539	1,012,006
3.417% 5/1/41 (c)		149,980	157,148
3.435% 12/1/40 (c)		5,908,124	6,182,843
3.5% 3/1/32 to 5/1/46 (g)(j)		448,463,999	476,351,906
3.5% 9/1/46 (i)		1,050,000	1,105,371
3.581% 10/1/35 (c)		135,362	144,210
3.627% 6/1/41 (c)		278,209	292,803
3.704% 5/1/41 (c)		249,161	262,452
4% 7/1/31 to 4/1/46		242,570,753	261,264,629
4.5% 6/1/25 to 1/1/45		27,049,526	29,781,774
5% 6/1/20 to 7/1/41		28,116,572	31,685,684
5.125% 4/1/38 (c)		195,836	207,623
5.5% 10/1/17 to 3/1/41		12,205,024	13,738,818
6% 9/1/16 to 12/1/37		3,126,514	3,575,389
6.5% 9/1/16 to 9/1/39		4,339,091	4,999,476
7% 6/1/21 to 9/1/36		1,362,089	1,603,888
7.5% 1/1/27 to 6/1/32		24,777	29,484
8% 1/1/17 to 1/1/37		46,082	55,791
8.5% 9/1/19 to 1/1/28		41,761	49,228
9% 5/1/17 to 10/1/20		57	61
9.5% 5/1/21 to 7/1/21		256	279
10% 11/15/18 to 11/1/20		94	102
11% 7/1/19 to 9/1/20		29	32

TOTAL FREDDIE MAC			1,108,920,853

Ginnie Mae - 3.0%
3% 6/15/42 to 4/15/45		59,295,063	62,343,209
3% 9/1/46 (i)		16,600,000	17,380,718
3% 9/1/46 (i)		22,430,000	23,484,910
3% 9/1/46 (i)		8,300,000	8,690,359
3% 9/1/46 (i)		12,200,000	12,773,781
3.5% 11/15/40 to 6/20/46 (j)		319,543,382	341,555,504
3.5% 9/1/46 (i)		55,900,000	59,310,772
4% 5/20/33 to 7/20/45		108,472,903	117,171,657
4.5% 6/20/33 to 8/15/41		70,956,104	78,167,255
5% 12/15/32 to 9/15/41		29,580,254	33,359,672
5.5% 4/15/29 to 9/15/39		4,918,243	5,650,241
6% 10/15/30 to 11/15/39		716,845	825,030
6.5% 3/20/31 to 11/15/37		391,031	456,830
7% 10/15/22 to 3/15/33		1,299,711	1,547,936
7.5% 1/15/17 to 9/15/31		592,082	691,119
8% 4/15/17 to 11/15/29		196,694	228,348
8.5% 10/15/21 to 1/15/31		36,750	44,280
9% 8/15/19 to 1/15/23		1,441	1,574
9.5% 12/15/20 to 2/15/25		575	632
10.5% 10/20/17 to 1/20/18		785	810
11% 9/20/19		613	677

TOTAL GINNIE MAE			763,685,314

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,364,789,176)			4,416,584,311

Asset-Backed Securities - 0.5%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (c)		$664,344	$619,515
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (c)		247,488	237,846
Airspeed Ltd. Series 2007-1A Class C1, 3.0077% 6/15/32 (b)(c)		3,192,797	846,091
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		7,351,123	7,382,568
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9821% 6/17/31 (b)(c)		1,265,000	1,239,585
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	161,038
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	474,881
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	631,808
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,065,623
Class XS, 0% 10/17/45 (b)(c)(k)		694,019	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (c)		42,361	38,876
Series 2004-R2 Class M3, 1.3129% 4/25/34 (c)		89,819	68,231
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (c)		47,932	43,437
Series 2004-W11 Class M2, 1.5744% 11/25/34 (c)		561,149	543,219
Series 2004-W7 Class M1, 1.3129% 5/25/34 (c)		1,407,905	1,295,263
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (c)		1,127,804	385,008
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (c)		1,558,236	1,348,261
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (c)		17,649	3,464
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-2A Class A, 2.802% 5/20/18 (b)		8,445,000	8,498,008
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (c)		1,802,588	1,034,365
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		3,908,480	3,908,971
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		5,979,085	5,975,163
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (c)		3,192	3,134
Series 2004-3 Class M4, 1.9794% 4/25/34 (c)		59,541	52,840
Series 2004-4 Class M2, 1.3194% 6/25/34 (c)		90,341	84,242
Series 2004-7 Class AF5, 5.868% 1/25/35 (c)		2,226,080	2,290,706
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		247,030	255,945
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (c)		38,916	33,941
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (c)		285,560	269,415
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (c)		9,379	7,922
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		7,309,186	7,338,438
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (c)		948,695	814,377
Class M4, 1.5444% 1/25/35 (c)		347,133	185,677
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (b)(c)		1,033,051	858,235
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (b)(c)		635,038	588,463
Class B, 0.7877% 11/15/34 (b)(c)		229,395	204,563
Class C, 0.8877% 11/15/34 (b)(c)		381,245	334,583
Class D, 1.2577% 11/15/34 (b)(c)		144,771	124,155
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		79,112	1,743
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (c)		247,952	230,931
Series 2003-3 Class M1, 1.8144% 8/25/33 (c)		406,129	380,786
Series 2003-5 Class A2, 1.2244% 12/25/33 (c)		32,929	30,214
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (c)		1,522,035	1,066,329
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.137% 12/17/30 (b)(c)		590,000	582,157
Series 2014-SFR1 Class F, 4.2321% 6/17/31 (b)(c)		557,000	548,252
Series 2014-SFR3 Class E, 4.9821% 12/17/31 (b)(c)		206,000	208,854
Series 2014-SRF2 Class F, 4.4821% 9/17/31 (b)(c)		335,000	331,650
Series 2015-SFR2 Class E, 3.6279% 6/17/32 (b)(c)		485,000	482,409
Series 2015-SFR3 Class E, 4.2321% 8/17/32 (b)(c)		5,116,000	5,134,708
Series 2015-SRF1 Class E, 4.6461% 3/17/32 (b)(c)		624,000	630,150
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7879% 7/25/36 (c)		162,414	75,283
Series 2007-CH1 Class AF3, 5.532% 11/25/36		5,734,312	5,760,448
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (c)		33,651	33,526
Series 2006-A Class 2C, 1.7901% 3/27/42 (c)		3,243,000	1,600,329
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.6844% 11/25/36 (c)		4,382,811	1,894,998
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (c)		270,977	6,522
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (c)		100,913	83,624
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (c)		179,908	169,645
Series 2006-FF1 Class M2, 0.8144% 8/25/36 (c)		13,300,000	12,901,092
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (c)		37,285	32,181
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (c)		1,366,755	1,315,578
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (c)		57,368	49,115
Series 2004-NC6 Class M3, 2.6994% 7/25/34 (c)		14,622	14,202
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (c)		16,509	15,365
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (c)		204,193	183,132
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (c)		155,719	3,595
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (b)		12,578,874	12,630,297
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (c)		1,426,957	1,342,833
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		2,660,201	2,662,862
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (c)		532,896	486,807
Class M4, 2.6994% 9/25/34 (c)		683,353	424,454
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (c)		1,475,804	1,314,089
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	173,266
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4744% 9/25/46 (b)(c)		250,000	58,186
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (c)		5,108	4,307
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (c)		640,560	594,812
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (c)		432,173	409,169
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		16,358,728	16,372,247
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (c)		37,706	32,782
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (c)		28,819	25,661
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (b)(c)		2,577,358	1,134,037
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		5,259,712	5,271,370
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.9739% 11/21/40 (b)(c)		58,508	57,922
Class D, 1.5039% 11/21/40 (b)(c)		305,000	255,745
TOTAL ASSET-BACKED SECURITIES
(Cost $120,372,006)			126,265,528

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 0.5%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6279% 6/27/36 (b)(c)		14,850,432	14,324,102
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.9241% 12/26/35 (b)(c)		3,070,646	3,069,386
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6481% 7/26/36 (b)(c)		2,367,299	2,249,411
Series 2013-RR4 Class 2A1, 3.1328% 5/26/47 (b)(c)		6,722,713	6,680,185
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (c)		833,540	805,166
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		10,031,451	9,927,640
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.4142% 10/26/37 (b)(c)		463,655	454,958
CSMC:
floater Series 2015-1R Class 6A1, 0.7326% 5/27/37 (b)(c)		10,831,510	10,033,993
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		6,852,136	6,753,614
Series 2014-3R Class 2A1, 1.1879% 5/27/37 (b)(c)		1,380,947	1,298,327
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (c)		426,120	422,695
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3579% 12/25/46 (b)(c)		910,000	986,285
Series 2010-K7 Class B, 5.4408% 4/25/20 (b)(c)		1,000,000	1,105,375
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.5085% 3/25/37 (c)		763,603	741,392
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (c)		1,006,123	904,821
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (c)		2,698,314	2,487,983
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		32,597	32,763
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		10,267,145	10,267,145
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.9036% 3/26/37 (b)(c)		5,064,087	4,994,391
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (c)		723,425	699,038
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (b)(c)		292,948	240,295
Class B6, 3.3243% 6/10/35 (b)(c)		65,317	48,735
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (c)		21,400	20,938
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (c)		56,154	55,371
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (c)		10,215,412	9,826,331
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8508% 1/25/35 (c)		2,383,444	2,416,691
Series 2005-AR10 Class 2A15, 2.9022% 6/25/35 (c)		12,322,275	12,661,848
Series 2005-AR2:
Class 1A2, 2.8637% 3/25/35 (c)		1,531,131	1,412,660
Class 3A1, 2.8409% 3/25/35 (c)		21,365,338	21,489,334
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.921% 6/27/36 (b)(c)		2,398,220	2,351,335

TOTAL PRIVATE SPONSOR			128,762,208

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.3244% 2/25/32 (c)		28,129	28,391
Series 2002-39 Class FD, 1.5074% 3/18/32 (c)		46,273	47,010
Series 2002-60 Class FV, 1.5244% 4/25/32 (c)		59,920	60,930
Series 2002-63 Class FN, 1.5244% 10/25/32 (c)		77,963	79,235
Series 2002-7 Class FC, 1.2744% 1/25/32 (c)		29,405	29,962
Series 2002-94 Class FB, 0.9244% 1/25/18 (c)		19,888	19,913
Series 2003-118 Class S, 7.5756% 12/25/33 (c)(k)(l)		926,742	243,874
Series 2006-104 Class GI, 6.1556% 11/25/36 (c)(k)(l)		690,327	143,734
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		42,988	46,603
Series 1993-207 Class H, 6.5% 11/25/23		522,530	579,160
Series 1996-28 Class PK, 6.5% 7/25/25		166,787	185,167
Series 1999-17 Class PG, 6% 4/25/29		451,683	491,848
Series 1999-32 Class PL, 6% 7/25/29		404,493	441,273
Series 1999-33 Class PK, 6% 7/25/29		270,368	295,603
Series 2001-52 Class YZ, 6.5% 10/25/31		31,875	37,239
Series 2002-9 Class PC, 6% 3/25/17		4,092	4,131
Series 2003-28 Class KG, 5.5% 4/25/23		299,662	322,925
Series 2004-21 Class QE, 4.5% 11/25/32		30,166	30,489
Series 2005-102 Class CO, 11/25/35 (m)		240,410	215,367
Series 2005-73 Class SA, 16.1866% 8/25/35 (c)(l)		90,321	117,218
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	493,278
Series 2006-12 Class BO, 10/25/35 (m)		1,063,397	1,009,318
Series 2006-37 Class OW, 5/25/36 (m)		112,046	103,825
Series 2006-45 Class OP, 6/25/36 (m)		320,469	291,454
Series 2006-62 Class KP, 4/25/36 (m)		480,266	451,070
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		87,846	102,940
Series 1999-25 Class Z, 6% 6/25/29		346,325	392,720
Series 2001-20 Class Z, 6% 5/25/31		470,590	527,642
Series 2001-31 Class ZC, 6.5% 7/25/31		246,346	284,556
Series 2002-16 Class ZD, 6.5% 4/25/32		130,093	151,337
Series 2002-74 Class SV, 7.0256% 11/25/32 (c)(k)		594,161	115,287
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		3,193,551	403,719
Series 06-116 Class SG, 6.1156% 12/25/36 (c)(k)(l)		455,579	101,184
Series 07-40 Class SE, 5.9156% 5/25/37 (c)(k)(l)		277,533	57,600
Series 1993-165 Class SH, 18.3166% 9/25/23 (c)(l)		21,030	28,120
Series 2003-21 Class SK, 7.5756% 3/25/33 (c)(k)(l)		72,759	13,602
Series 2003-35 Class TQ, 6.9756% 5/25/18 (c)(k)(l)		21,556	904
Series 2005-72 Class ZC, 5.5% 8/25/35		3,055,287	3,433,790
Series 2007-57 Class SA, 37.4737% 6/25/37 (c)(l)		224,250	470,310
Series 2007-66:
Class SA, 36.4537% 7/25/37 (c)(l)		332,894	676,565
Class SB, 36.4537% 7/25/37 (c)(l)		145,072	287,017
Series 2007-75 Class JI, 6.0206% 8/25/37 (c)(k)		10,221,304	2,009,374
Series 2008-12 Class SG, 5.8256% 3/25/38 (c)(k)(l)		1,886,475	358,147
Series 2009-114 Class AI, 5% 12/25/23 (k)		174,373	3,484
Series 2009-16 Class SA, 5.7256% 3/25/24 (c)(k)(l)		36,113	514
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		91,475	2,709
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		160,132	10,543
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		240,204	15,110
Series 2010-112 Class SG, 5.8356% 6/25/21 (c)(k)(l)		184,396	9,832
Series 2010-12 Class AI, 5% 12/25/18 (k)		455,697	13,940
Series 2010-135 Class LS, 5.5256% 12/25/40 (c)(k)(l)		1,739,682	287,881
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,686,674	212,286
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		143,510	6,574
Series 2010-23:
Class AI, 5% 12/25/18 (k)		175,302	5,304
Class HI, 4.5% 10/25/18 (k)		143,426	4,403
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		416,805	11,726
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		544,745	30,055
Series 2011-110 Class SA, 6.0856% 4/25/41 (c)(k)		5,170,645	734,847
Series 2011-123 Class SD, 7.1244% 8/25/39 (c)(k)		4,404,227	568,694
Series 2011-39 Class ZA, 6% 11/25/32		1,162,671	1,333,060
Series 2011-67 Class AI, 4% 7/25/26 (k)		509,791	53,333
Series 2011-83 Class DI, 6% 9/25/26 (k)		778,715	92,945
Series 2012-100 Class WI, 3% 9/25/27 (k)		7,472,213	659,876
Series 2012-14 Class JS, 6.1256% 12/25/30 (c)(k)		2,694,787	371,054
Series 2013-133 Class IB, 3% 4/25/32 (k)		4,787,041	363,541
Series 2013-51 Class GI, 3% 10/25/32 (k)		6,613,663	708,156
Series 2013-N1 Class A, 6.1956% 6/25/35 (c)(k)(l)		1,427,133	301,450
Series 2014-68 Class ID, 3.5% 3/25/34 (k)		3,566,464	384,995
Series 2015-42 Class LS, 5.6756% 6/25/45 (c)(k)(l)		18,090,249	3,325,545
Series 2015-70 Class JC, 3% 10/25/45		9,683,572	10,118,056
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (k)		59,625	1,747
Class 5, 5.5% 7/25/33 (k)		254,409	55,949
Series 343 Class 16, 5.5% 5/25/34 (k)		212,994	31,978
Series 348 Class 14, 6.5% 8/25/34 (c)(k)		157,258	31,346
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)		104,855	18,158
Class 13, 6% 3/25/34 (k)		136,397	27,113
Series 359 Class 19, 6% 7/25/35 (c)(k)		94,489	14,995
Series 384 Class 6, 5% 7/25/37 (k)		1,190,042	228,744
Freddie Mac:
floater:
Series 2412 Class FK, 1.3077% 1/15/32 (c)		23,229	23,439
Series 2423 Class FA, 1.4077% 3/15/32 (c)		31,032	31,438
Series 2424 Class FM, 1.5077% 3/15/32 (c)		34,078	34,649
Series 2432:
Class FE, 1.4077% 6/15/31 (c)		56,022	56,781
Class FG, 1.4077% 3/15/32 (c)		18,160	18,394
floater target amortization class Series 3366 Class FD, 0.7577% 5/15/37 (c)		1,283,225	1,275,595
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (m)		912,218	829,653
Series 2095 Class PE, 6% 11/15/28		486,958	533,012
Series 2101 Class PD, 6% 11/15/28		45,740	49,827
Series 2121 Class MG, 6% 2/15/29		198,297	216,328
Series 2131 Class BG, 6% 3/15/29		1,364,247	1,491,499
Series 2137 Class PG, 6% 3/15/29		215,545	241,809
Series 2154 Class PT, 6% 5/15/29		354,815	386,743
Series 2162 Class PH, 6% 6/15/29		82,943	92,570
Series 2425 Class JH, 6% 3/15/17		8,183	8,267
Series 2520 Class BE, 6% 11/15/32		444,049	485,843
Series 2585 Class KS, 7.0924% 3/15/23 (c)(k)(l)		29,018	3,318
Series 2693 Class MD, 5.5% 10/15/33		5,243,942	5,913,819
Series 2802 Class OB, 6% 5/15/34		858,304	959,823
Series 2937 Class KC, 4.5% 2/15/20		880,889	908,482
Series 2962 Class BE, 4.5% 4/15/20		949,649	987,321
Series 3002 Class NE, 5% 7/15/35		1,244,365	1,365,138
Series 3110 Class OP, 9/15/35 (m)		599,399	567,323
Series 3119 Class PO, 2/15/36 (m)		1,029,524	948,071
Series 3121 Class KO, 3/15/36 (m)		195,183	177,938
Series 3123 Class LO, 3/15/36 (m)		584,642	537,551
Series 3145 Class GO, 4/15/36 (m)		562,284	540,425
Series 3189 Class PD, 6% 7/15/36		1,276,701	1,449,911
Series 3225 Class EO, 10/15/36 (m)		338,670	308,290
Series 3258 Class PM, 5.5% 12/15/36		563,977	631,760
Series 3415 Class PC, 5% 12/15/37		469,889	511,964
Series 3786 Class HI, 4% 3/15/38 (k)		1,541,110	147,448
Series 3806 Class UP, 4.5% 2/15/41		3,094,779	3,321,728
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,713,366
sequential payer:
Series 2135 Class JE, 6% 3/15/29		97,293	106,068
Series 2274 Class ZM, 6.5% 1/15/31		111,729	128,891
Series 2281 Class ZB, 6% 3/15/30		273,065	296,664
Series 2303 Class ZV, 6% 4/15/31		117,731	128,928
Series 2357 Class ZB, 6.5% 9/15/31		828,867	968,049
Series 2502 Class ZC, 6% 9/15/32		238,709	262,664
Series 2519 Class ZD, 5.5% 11/15/32		400,712	433,642
Series 2546 Class MJ, 5.5% 3/15/23		186,080	197,427
Series 2601 Class TB, 5.5% 4/15/23		88,976	96,666
Series 2998 Class LY, 5.5% 7/15/25		251,436	273,843
Series 06-3115 Class SM, 6.0924% 2/15/36 (c)(k)(l)		390,794	86,285
Series 2013-4281 Class AI, 4% 12/15/28 (k)		5,430,104	554,650
Series 2844:
Class SC, 43.5003% 8/15/24 (c)(l)		11,632	19,365
Class SD, 79.8505% 8/15/24 (c)(l)		17,112	37,741
Series 2935 Class ZK, 5.5% 2/15/35		4,262,342	4,852,324
Series 2947 Class XZ, 6% 3/15/35		1,420,161	1,610,799
Series 3055 Class CS, 6.0824% 10/15/35 (c)(k)		544,544	97,965
Series 3237 Class C, 5.5% 11/15/36		3,913,307	4,547,580
Series 3244 Class SG, 6.1524% 11/15/36 (c)(k)(l)		1,291,015	263,559
Series 3284 Class CI, 5.6124% 3/15/37 (c)(k)		2,977,421	597,590
Series 3287 Class SD, 6.2424% 3/15/37 (c)(k)(l)		1,971,886	449,425
Series 3297 Class BI, 6.2524% 4/15/37 (c)(k)(l)		2,858,081	657,595
Series 3336 Class LI, 6.0724% 6/15/37 (c)(k)		1,004,637	146,810
Series 3772 Class BI, 4.5% 10/15/18 (k)		497,270	17,206
Series 3949 Class MK, 4.5% 10/15/34		891,206	962,523
Series 3955 Class YI, 3% 11/15/21 (k)		2,883,823	147,236
Series 4055 Class BI, 3.5% 5/15/31 (k)		4,483,428	388,120
Series 4149 Class IO, 3% 1/15/33 (k)		2,896,343	382,654
Series 4314 Class AI, 5% 3/15/34 (k)		1,745,763	239,749
Series 4427 Class LI, 3.5% 2/15/34 (k)		8,077,554	760,031
Series 4471 Class PA 4% 12/15/40		12,211,078	12,930,023
Series 4476 Class IA, 3.5% 1/15/32 (k)		8,692,454	614,835
target amortization class Series 2156 Class TC, 6.25% 5/15/29		278,512	306,233
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4077% 2/15/24 (c)		112,041	113,132
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		188,690	210,625
Series 2056 Class Z, 6% 5/15/28		378,457	412,999
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,330,389	10,199,054
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1834% 6/16/37 (c)(k)(l)		559,664	106,799
Series 2010-H03 Class FA, 1.0409% 3/20/60 (c)(n)		6,528,805	6,517,283
Series 2010-H17 Class FA, 0.8209% 7/20/60 (c)(n)		692,144	684,910
Series 2010-H18 Class AF, 0.7676% 9/20/60 (c)(n)		855,594	845,877
Series 2010-H19 Class FG, 0.7676% 8/20/60 (c)(n)		981,482	970,491
Series 2010-H27 Series FA, 0.8476% 12/20/60 (c)(n)		1,718,320	1,703,447
Series 2011-H05 Class FA, 0.9676% 12/20/60 (c)(n)		2,764,049	2,754,143
Series 2011-H07 Class FA, 0.9676% 2/20/61 (c)(n)		5,319,446	5,301,492
Series 2011-H12 Class FA, 0.9576% 2/20/61 (c)(n)		7,018,233	6,991,893
Series 2011-H13 Class FA, 0.9676% 4/20/61 (c)(n)		2,611,945	2,602,761
Series 2011-H14:
Class FB, 0.9676% 5/20/61 (c)(n)		3,089,617	3,077,459
Class FC, 0.9676% 5/20/61 (c)(n)		2,737,769	2,727,588
Series 2011-H17 Class FA, 0.9976% 6/20/61 (c)(n)		3,604,495	3,595,848
Series 2011-H21 Class FA, 1.0676% 10/20/61 (c)(n)		7,000,868	7,000,018
Series 2012-H01 Class FA, 1.1676% 11/20/61 (c)(n)		3,469,596	3,481,592
Series 2012-H03 Class FA, 1.1676% 1/20/62 (c)(n)		2,178,944	2,186,533
Series 2012-H06 Class FA, 1.0976% 1/20/62 (c)(n)		3,382,232	3,385,357
Series 2012-H07 Class FA, 1.0976% 3/20/62 (c)(n)		1,997,416	1,999,372
Series 2012-H23 Class WA, 0.9876% 10/20/62 (c)(n)		1,713,066	1,707,595
Series 2012-H26, Class CA, 0.9976% 7/20/60 (c)(n)		7,126,390	7,110,696
Series 2013-H07 Class BA, 0.8276% 3/20/63 (c)(n)		2,827,861	2,799,875
Series 2014-H03 Class FA, 1.0676% 1/20/64 (c)(n)		3,187,104	3,186,678
Series 2014-H05 Class FB, 1.0676% 12/20/63 (c)(n)		8,505,499	8,504,371
Series 2014-H11 Class BA, 0.9676% 6/20/64 (c)(n)		12,713,544	12,663,196
Series 2014-H20 Class BF, 0.9676% 9/20/64 (c)(n)		40,706,307	40,540,213
Series 2015-H13 Class FL, 0.7476% 5/20/63 (c)(n)		16,070,006	16,010,680
Series 2015-H19 Class FA, 0.6676% 4/20/63 (c)(n)		15,037,885	14,967,268
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		470,150	536,562
Series 1997-8 Class PE, 7.5% 5/16/27		194,308	230,304
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		1,232,464	103,170
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		1,898,754	2,107,468
Series 2004-32 Class GS, 5.9934% 5/16/34 (c)(k)(l)		295,825	61,277
Series 2004-73 Class AL, 6.6934% 8/17/34 (c)(k)(l)		361,986	89,566
Series 2007-35 Class SC, 37.1601% 6/16/37 (c)(l)		23,775	46,404
Series 2010-98 Class HS, 6.0876% 8/20/40 (c)(k)		2,213,433	381,225
Series 2010-H10 Class FA, 0.8209% 5/20/60 (c)(n)		2,221,165	2,198,626
Series 2011-94 Class SA, 5.5876% 7/20/41 (c)(k)(l)		2,056,351	319,798
Series 2012-76 Class GS, 6.1934% 6/16/42 (c)(k)(l)		1,176,949	257,506
Series 2012-97 Class JS, 5.7434% 8/16/42 (c)(k)(l)		3,761,138	672,374
Series 2013-124:
Class ES, 7.9834% 4/20/39 (c)(l)		4,031,555	4,332,165
Class ST, 8.1168% 8/20/39 (c)(l)		7,740,226	8,510,433
Series 2013-147 Class A/S, 5.6376% 10/20/43 (c)(k)		3,185,880	483,559
Series 2013-160 Class MS, 5.6876% 9/20/32 (c)(k)(l)		5,115,077	1,003,839
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		31,274,833	31,689,809
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)		26,560,952	26,932,112
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		6,021,176	6,086,102
Class JA, 2.5% 6/20/65 (n)		28,325,500	28,645,629
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.0376% 7/20/40 (c)(k)		1,939,154	330,516

TOTAL U.S. GOVERNMENT AGENCY			385,934,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $512,071,657)			514,696,334

Commercial Mortgage Securities - 4.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	199,849
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,120
Series 1997-D5 Class PS1, 1.4918% 2/14/43 (c)(k)		283,691	129
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,520,368
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		845,792	844,577
Series 2007-5 Class A1A, 5.361% 2/10/51		25,336,339	26,110,465
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		26,437	26,501
Series 2005-1 Class CJ, 5.349% 11/10/42 (c)		98,631	98,520
Series 2005-5 Class D, 5.4036% 10/10/45 (c)		511,295	511,100
Series 2007-2 Class A4, 5.6241% 4/10/49 (c)		6,398,790	6,449,403
Series 2007-3 Class A4, 5.5433% 6/10/49 (c)		15,824,031	16,046,591
Series 2008-1 Class D, 6.27% 2/10/51 (b)(c)		125,000	95,064
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		5,752,627	5,794,302
Bank of America Commercial Mortgage Trust:
Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	204,065
Series 2016-UB10 Class XA, 2.0127% 6/15/49 (c)(k)		46,442,834	5,965,503
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		1,782,000	1,686,129
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (b)(c)		26,595	24,279
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (b)(c)		672,982	578,521
Class B1, 1.9244% 1/25/36 (b)(c)		29,351	22,422
Class M1, 0.9744% 1/25/36 (b)(c)		217,091	179,432
Class M2, 0.9944% 1/25/36 (b)(c)		65,127	52,888
Class M3, 1.0244% 1/25/36 (b)(c)		95,113	77,036
Class M4, 1.1344% 1/25/36 (b)(c)		52,603	41,943
Class M5, 1.1744% 1/25/36 (b)(c)		52,603	40,385
Class M6, 1.2244% 1/25/36 (b)(c)		55,870	42,108
Series 2006-3A Class M4, 0.9544% 10/25/36 (b)(c)		28,499	20,699
Series 2007-1 Class A2, 0.7944% 3/25/37 (b)(c)		439,508	371,393
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (b)(c)		469,112	403,389
Class A2, 0.8444% 7/25/37 (b)(c)		438,322	348,352
Class M1, 0.8944% 7/25/37 (b)(c)		153,914	116,954
Class M2, 0.9344% 7/25/37 (b)(c)		84,105	59,938
Class M3, 1.0144% 7/25/37 (b)(c)		65,766	46,494
Series 2007-3:
Class A2, 0.8144% 7/25/37 (b)(c)		419,825	333,250
Class M1, 0.8344% 7/25/37 (b)(c)		91,182	69,532
Class M2, 0.8644% 7/25/37 (b)(c)		97,730	70,963
Class M3, 0.8944% 7/25/37 (b)(c)		153,999	103,841
Class M4, 1.0244% 7/25/37 (b)(c)		241,802	161,766
Class M5, 1.1244% 7/25/37 (b)(c)		117,422	57,931
Series 2007-4A Class M1, 1.4379% 9/25/37 (b)(c)		77,823	25,296
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(k)		4,370,290	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7291% 8/14/36 (b)(c)		1,000,000	1,007,500
Class E, 3.7291% 8/14/36 (b)(c)		1,000,000	885,077
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	601,971
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (c)		814,087	829,368
Series 2006-T22 Class B, 5.723% 4/12/38 (b)(c)		173,852	174,171
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4286% 3/11/39 (c)		450,000	429,809
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		656,967	688,880
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.5416% 8/15/29 (b)(c)		832,000	768,172
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (b)(c)		1,000,000	935,627
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (b)(c)		56,249	55,251
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		606,000	587,927
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.0801% 12/15/27 (b)(c)		17,387,124	17,425,334
Class DPA, 3.6801% 12/15/27 (b)(c)		5,842,935	5,776,935
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.6226% 12/15/47 (b)(c)		750,000	869,383
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9967% 6/15/31 (b)(c)		511,000	481,121
Class YTC3, 2.9967% 6/15/31 (b)(c)		184,000	172,188
Series 2014-FL1, 2.9967% 6/15/31 (b)(c)		511,000	484,066
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		162,000	155,917
Class F, 3.7859% 4/10/28 (b)(c)		1,133,000	1,066,005
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2314% 2/15/33 (b)(c)		294,000	297,987
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		781,359	808,060
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	446,324
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1034% 9/10/46 (b)(c)		1,927,000	1,797,195
Series 2015-SHP2 Class E, 4.858% 7/15/27 (b)(c)		693,000	647,145
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		1,199,593	1,198,534
Series 2007-CD4 Class A4, 5.322% 12/11/49		19,305,628	19,383,862
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	104,647
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,539
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,799
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,473
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,157
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	25,206
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	111,832
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.6279% 8/13/27 (b)(c)		735,000	724,387
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	990,204
Series 2012-CR1:
Class C, 5.3514% 5/15/45 (c)		850,000	935,319
Class D, 5.3514% 5/15/45 (b)(c)		1,510,000	1,564,742
Class G, 2.462% 5/15/45 (b)		231,000	143,567
Series 2012-CR5 Class D, 4.3343% 12/10/45 (b)(c)		740,000	717,338
Series 2012-LC4:
Class C, 5.6329% 12/10/44 (c)		260,000	294,788
Class D, 5.6329% 12/10/44 (b)(c)		1,437,000	1,494,667
Series 2013-CR10:
Class C, 4.7894% 8/10/46 (b)(c)		270,000	287,667
Class D, 4.7894% 8/10/46 (b)(c)		790,000	712,632
Class XA, 0.9462% 8/10/46 (c)(k)		35,561,285	1,413,067
Series 2013-CR12 Class D, 5.0835% 10/10/46 (b)(c)		1,680,000	1,577,615
Series 2013-CR6 Class F, 4.1715% 3/10/46 (b)(c)		418,000	287,838
Series 2013-CR9:
Class C, 4.2572% 7/10/45 (b)(c)		525,000	551,217
Class D, 4.2572% 7/10/45 (b)(c)		252,000	225,347
Series 2013-LC6 Class D, 4.2844% 1/10/46 (b)(c)		1,250,000	1,159,920
Series 2014-CR15 Class D, 4.7628% 2/10/47 (b)(c)		258,000	238,588
Series 2014-CR17:
Class D, 4.799% 5/10/47 (b)(c)		799,000	740,411
Class E, 4.799% 5/10/47 (b)(c)		100,000	77,888
Series 2014-CR19 Class XA, 1.2786% 8/10/47 (c)(k)		70,405,549	4,452,876
Series 2014-CR20 Class XA, 1.1975% 11/10/47 (c)(k)		167,076,183	11,059,357
Series 2014-LC17 Class XA, 0.9979% 10/10/47 (c)(k)		51,388,947	2,401,935
Series 2014-UBS2 Class D, 5.1821% 3/10/47 (b)(c)		844,000	734,049
Series 2014-UBS4 Class XA, 1.263% 8/10/47 (c)(k)		45,233,567	2,929,276
Series 2014-UBS6 Class XA, 1.0618% 12/10/47 (c)(k)		128,533,104	7,591,242
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,500,000	1,318,650
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		483,000	435,879
Series 2016-CD1 Class D, 2.9067% 8/10/49 (b)(c)		226,000	169,194
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (b)(c)		126,140	126,185
Series 2005-LP5 Class F, 4.8452% 5/10/43 (b)(c)		1,290,000	1,288,065
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		969,441	944,994
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		665,948	690,784
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8547% 8/15/45 (b)(c)		1,727,000	1,654,001
Class F, 4.25% 8/15/45 (b)		1,418,000	1,165,899
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	285,033
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		625,000	587,087
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		483,000	450,760
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,566,000	1,367,237
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (c)		14,858,653	15,038,008
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,258,921	1,290,682
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		798,531	820,118
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		103,933	104,682
Class G, 6.75% 11/15/30 (b)		180,000	184,490
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		112,549	112,539
CSMC Series 2015-TOWN:
Class A, 1.7577% 3/15/17 (b)(c)		9,866,000	9,867,019
Class B, 2.4077% 3/15/17 (b)(c)		3,043,000	2,989,243
Class C, 2.7577% 3/15/17 (b)(c)		2,964,000	2,902,043
Class D, 3.7077% 3/15/17 (b)(c)		4,485,000	4,397,735
Class E, 4.6577% 3/15/17 (b)(c)		20,318,000	19,830,559
CSMC Trust floater Series 2015-DEAL:
Class E, 4.508% 4/15/29 (b)(c)		724,000	716,665
Class F, 5.258% 4/15/29 (b)(c)		989,000	980,358
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		1,449,000	1,358,654
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6968% 11/10/46 (b)(c)		500,000	557,425
Class E, 5.6968% 11/10/46 (b)(c)		1,810,000	1,972,376
Class F, 5.6968% 11/10/46 (b)(c)		1,560,000	1,510,984
Class G, 4.652% 11/10/46 (b)		1,948,000	1,732,389
Class XB, 0.3055% 11/10/46 (b)(c)(k)		20,920,000	261,762
Series 2011-LC3A Class D, 5.4252% 8/10/44 (b)(c)		812,000	868,097
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.636% 9/10/49 (c)		600,000	600,515
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	1,001,138
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(k)		1,640,000	160,682
Series K012 Class X3, 2.2518% 1/25/41 (c)(k)		1,770,276	156,675
Series K013 Class X3, 2.9089% 1/25/43 (c)(k)		820,000	89,032
Series KAIV Class X2, 3.6147% 6/25/46 (c)(k)		420,000	63,160
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.195% 9/25/45 (b)(c)		1,815,000	2,003,476
Series 2011-K10 Class B, 4.6306% 11/25/49 (b)(c)		500,000	542,479
Series 2011-K11 Class B, 4.4229% 12/25/48 (b)(c)		750,000	809,049
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		18,910,000	19,548,050
Class CFX, 3.4949% 12/15/34 (b)(c)		14,152,000	14,436,227
Class DFX, 3.4949% 12/15/34 (b)(c)		11,994,000	12,070,315
Class EFX, 3.4949% 12/15/34 (b)(c)		1,750,000	1,712,163
Class FFX, 3.4949% 12/15/34 (b)(c)		383,000	362,589
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	42,675,744
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		10,322,122	10,432,105
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		281,148	277,080
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		140,914	143,769
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	763,314
GP Portfolio Trust Series 2014-GPP:
Class D, 3.2314% 2/15/27 (b)(c)		291,000	287,366
Class E, 4.3314% 2/15/27 (b)(c)		378,000	363,302
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		357,000	352,406
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		13,750,708	13,828,907
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0707% 8/10/43 (b)(c)		1,255,000	1,302,077
Class E, 4% 8/10/43 (b)		1,240,000	1,160,941
Class F, 4% 8/10/43 (b)		894,000	770,283
Class X, 1.4462% 8/10/43 (b)(c)(k)		4,995,025	229,416
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4841% 7/15/31 (b)(c)		519,899	513,540
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		151,463	151,370
Series 2010-C2:
Class D, 5.1844% 12/10/43 (b)(c)		720,000	725,574
Class XA, 0.1605% 12/10/43 (b)(c)(k)		3,282,273	19,760
Series 2011-GC3 Class D, 5.6328% 3/10/44 (b)(c)		294,000	300,064
Series 2011-GC5:
Class C, 5.3856% 8/10/44 (b)(c)		1,050,000	1,157,929
Class D, 5.3856% 8/10/44 (b)(c)		1,500,000	1,566,491
Class E, 5.3856% 8/10/44 (b)(c)		210,000	193,421
Class F, 4.5% 8/10/44 (b)		1,020,000	791,260
Series 2012-GC6:
Class D, 5.6467% 1/10/45 (b)(c)		954,000	950,602
Class E, 5% 1/10/45 (b)(c)		412,000	340,152
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	300,933
Series 2012-GCJ7:
Class C, 5.7291% 5/10/45 (c)		630,000	686,353
Class D, 5.7291% 5/10/45 (b)(c)		2,162,000	2,120,267
Class E, 5% 5/10/45 (b)		1,311,000	1,053,538
Class F, 5% 5/10/45 (b)		2,079,000	1,534,897
Series 2012-GCJ9:
Class D, 4.853% 11/10/45 (b)(c)		1,972,000	1,840,885
Class E, 4.853% 11/10/45 (b)(c)		1,290,000	997,465
Series 2013-GC10 Class D, 4.4102% 2/10/46 (b)(c)		920,000	848,606
Series 2013-GC12 Class D, 4.4754% 6/10/46 (b)(c)		219,000	195,058
Series 2013-GC13 Class D, 4.0673% 7/10/46 (b)(c)		1,858,000	1,672,369
Series 2013-GC16:
Class C, 5.32% 11/10/46 (c)		662,844	736,702
Class D, 5.32% 11/10/46 (b)(c)		1,009,000	939,272
Class F, 3.5% 11/10/46 (b)		999,000	672,913
Series 2014-GC20 Class XA, 1.1715% 4/10/47 (c)(k)		39,832,706	2,402,028
Series 2015-GC34 Class XA, 1.3751% 10/10/48 (c)(k)		29,465,686	2,692,707
Series 2016-GS2 Class C, 4.5303% 5/10/49 (c)		699,000	763,040
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,079,197
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		409,000	394,161
Class F, 4.0667% 2/10/29 (b)(c)		1,520,000	1,436,151
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.7314% 7/15/29 (b)(c)		617,000	590,421
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,456,500
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,782,409
Class EFX, 5.2216% 11/5/30 (b)(c)		2,000,000	2,005,020
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9976% 11/15/29 (b)(c)		406,000	382,552
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5603% 9/15/47 (b)(c)		525,000	429,065
Series 2015-C30 Class XA, 0.7169% 7/15/48 (c)(k)		84,742,637	3,276,625
Series 2015-C32 Class C, 4.6684% 11/15/48 (c)		1,419,000	1,379,660
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	470,549
Series 2003-C1 Class F, 5.4395% 1/12/37 (b)(c)		250,000	246,113
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	432,375
Class D, 7.4453% 12/5/27 (b)(c)		1,885,000	2,135,584
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		695,000	774,741
Series 2012-CBX:
Class C, 5.2192% 6/15/45 (c)		250,000	273,062
Class D, 5.2192% 6/16/45 (b)(c)		690,000	713,771
Class E, 5.2192% 6/15/45 (b)(c)		1,043,000	1,062,919
Class F, 4% 6/15/45 (b)		988,000	811,441
Class G 4% 6/15/45 (b)		1,079,000	754,921
Class XA, 1.698% 6/15/45 (c)(k)		147,022,039	9,273,150
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.4077% 4/15/27 (b)(c)		3,000,000	2,937,852
Class C, 2.1577% 4/15/27 (b)(c)		4,460,000	4,374,319
Class D, 2.7577% 4/15/27 (b)(c)		9,517,000	9,268,337
Series 2014-INN:
Class E, 4.108% 6/15/29 (b)(c)		713,000	695,090
Class F, 4.508% 6/15/29 (b)(c)		1,006,000	965,569
Series 2015-CSMO Class D, 3.8077% 1/15/32 (b)(c)		2,184,000	2,181,932
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		342,327	342,520
Series 2006-LDP9 Class A3, 5.336% 5/15/47		5,830,015	5,843,232
Series 2007-CB18 Class A4, 5.44% 6/12/47		1,978,366	1,992,749
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (c)		12,094,576	12,282,195
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (c)		27,676,787	28,119,466
Series 2007-LDPX Class A3, 5.42% 1/15/49		18,916,246	19,106,452
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	164,626
Series 2004-LN2 Class D, 5.3719% 7/15/41 (c)		420,000	37,061
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	659,150
Class F, 5.01% 7/15/42 (c)		189,000	171,232
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		15,700	0
Series 2011-C3:
Class E, 5.6142% 2/15/46 (b)(c)		518,000	550,668
Class H, 4.409% 2/15/46 (b)(c)		756,000	621,878
Class J, 4.409% 2/15/46 (b)(c)		106,000	79,637
Series 2011-C4:
Class E, 5.5305% 7/15/46 (b)(c)		1,130,000	1,178,917
Class F, 3.873% 7/15/46 (b)		105,000	90,429
Class H, 3.873% 7/15/46 (b)		674,250	491,808
Class NR, 3.873% 7/15/46 (b)		385,000	228,936
Class TAC1, 7.99% 7/15/46 (b)		744,163	750,709
Class TAC2, 7.99% 7/15/46 (b)		671,000	670,927
Series 2011-C5:
Class B. 5.3206% 8/15/46 (b)(c)		1,140,000	1,298,002
Class C, 5.3206% 8/15/46 (b)(c)		1,102,648	1,217,824
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,201,799
Class D, 4.2374% 4/15/46 (c)		1,666,000	1,570,162
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,000,244
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		816,000	792,926
Class E, 3.8046% 6/10/27 (b)(c)		1,169,000	1,083,460
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		945,000	873,663
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,218,000	1,166,994
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (c)		18,492,966	19,014,192
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class AM, 5.413% 9/15/39		910,241	910,271
Series 2006-C7 Class AM, 5.378% 11/15/38		160,000	160,274
Series 2007-C1 Class A4, 5.424% 2/15/40		7,114,611	7,158,482
Series 2007-C2 Class A3, 5.43% 2/15/40		1,961,871	1,981,568
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		32,737	32,732
Series 2006-C4 Class AJ, 5.9305% 6/15/38 (c)		28,380	28,359
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,785,600	1,814,773
Series 2007-C7 Class A3, 5.866% 9/15/45		12,317,354	12,781,273
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		588,000	636,886
Class E, 4.6485% 2/10/36 (b)(c)		1,050,000	1,056,279
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (b)(c)		13,800,379	14,021,824
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8974% 1/20/41 (b)(c)		256,000	253,634
Class E, 4.8974% 1/20/41 (b)(c)		400,000	367,814
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3577% 10/12/39 (b)(c)	CAD	320,000	243,746
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		147,598	147,347
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (b)(c)		428,608	427,696
Series 2006-C1 Class AJ, 5.5544% 5/12/39 (c)		718,252	717,811
Series 2007-C1 Class A4, 5.8262% 6/12/50 (c)		9,429,517	9,654,755
Series 2008-C1 Class A4, 5.69% 2/12/51		2,807,187	2,892,910
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48		14,526,734	14,612,526
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,824,542
Series 2007-7 Class A4, 5.7387% 6/12/50 (c)		5,868,055	5,980,398
Series 2007-8 Class A3, 5.8755% 8/12/49 (c)		1,598,418	1,636,701
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	692,990
Series 2012-C6 Class D, 4.657% 11/15/45 (b)(c)		1,357,000	1,370,451
Series 2013-C12 Class D, 4.7657% 10/15/46 (b)(c)		1,000,000	967,387
Series 2013-C13:
Class D, 4.8917% 11/15/46 (b)(c)		1,019,000	989,619
Class E, 4.8917% 11/15/46 (b)(c)		887,000	702,207
Series 2013-C7:
Class D, 4.2818% 2/15/46 (b)(c)		810,000	772,341
Class E, 4.2818% 2/15/46 (b)(c)		340,000	264,723
Series 2013-C8 Class D, 4.0617% 12/15/48 (b)(c)		400,000	362,283
Series 2013-C9:
Class C, 4.0675% 5/15/46 (c)		620,000	650,514
Class D, 4.1555% 5/15/46 (b)(c)		1,747,000	1,654,352
Series 2014-C17 Class XA, 1.2621% 8/15/47 (c)(k)		177,612,254	10,869,408
Series 2015-C25 Class XA, 1.1512% 10/15/48 (c)(k)		47,743,317	3,601,694
Morgan Stanley Capital I Trust:
floater Series 2006-XLF:
Class C, 1.708% 7/15/19 (b)(c)		357,716	357,609
Class J, 0.9114% 7/15/19 (b)(c)		335,939	330,315
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		616,733	616,715
Series 2012-C4 Class E, 5.521% 3/15/45 (b)(c)		1,483,000	1,484,862
Series 1997-RR Class F, 7.4205% 4/30/39 (b)(c)		34,267	33,986
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		173,617	173,815
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,146
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	721,954
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	90,222,667
Series 2011-C1:
Class C, 5.4324% 9/15/47 (b)(c)		970,000	1,091,557
Class D, 5.4324% 9/15/47 (b)(c)		1,760,000	1,943,750
Class E, 5.4324% 9/15/47 (b)(c)		573,100	626,076
Series 2011-C2:
Class D, 5.4723% 6/15/44 (b)(c)		1,272,000	1,341,235
Class E, 5.4723% 6/15/44 (b)(c)		600,000	627,736
Class F, 5.4723% 6/15/44 (b)(c)		550,000	533,329
Class XB, 0.53% 6/15/44 (b)(c)(k)		9,001,008	203,687
Series 2011-C3:
Class C, 5.1538% 7/15/49 (b)(c)		1,000,000	1,108,154
Class D, 5.1538% 7/15/49 (b)(c)		1,130,000	1,217,161
Class E, 5.1538% 7/15/49 (b)(c)		505,000	524,063
Class G, 5.1538% 7/15/49 (b)(c)		924,000	727,866
Series 2012-C4:
Class D, 5.521% 3/15/45 (b)(c)		330,000	345,870
Class F, 3.07% 3/15/45 (b)		623,000	465,192
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		656,000	711,945
Class F, 4.295% 9/9/32 (b)(c)		651,000	564,676
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		1,000,000	984,366
Series 2015-MS1:
Class C, 4.0295% 5/15/48 (c)		734,000	738,725
Class D, 4.0295% 5/15/48 (b)(c)		632,000	498,464
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	594,188
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5569% 7/15/33 (b)(c)		121,496	129,595
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,089,000	2,081,715
Class F, 5% 2/5/30 (b)		691,000	658,960
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		278,000	234,211
Series 2015-HAUL, Class D, 4.851% 9/5/47 (b)(c)		285,000	298,601
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		29,498	29,492
Class D, 6.45% 1/22/26 (b)		740,731	746,394
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,028,073	1,382,141
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	81,958
Class G, 4.456% 9/12/38 (b)	CAD	54,000	41,230
Class H, 4.456% 9/12/38 (b)	CAD	36,000	27,328
Class J, 4.456% 9/12/38 (b)	CAD	36,000	26,911
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,185
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,351
Class M, 4.456% 9/12/38 (b)	CAD	104,391	69,073
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	96,692
Class G, 4.57% 4/12/23	CAD	42,000	32,136
Class H, 4.57% 4/12/23	CAD	42,000	32,043
Class J, 4.57% 4/12/23	CAD	42,000	31,950
Class K, 4.57% 4/12/23	CAD	21,000	15,929
Class L, 4.57% 4/12/23	CAD	63,000	47,649
Class M, 4.57% 4/12/23	CAD	155,242	113,420
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		235,343	113,413
SCG Trust Series 2013-SRP1 Class D, 3.8251% 11/15/26 (b)(c)		2,529,000	2,388,269
Starwood Retail Property Trust Series 2014-STAR Class D, 3.7314% 11/15/27 (b)(c)		1,805,000	1,735,210
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.482% 8/15/39 (c)		36,404	36,764
Series 2007-C4 Class F, 5.482% 8/15/39 (c)		820,000	761,546
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5308% 5/10/45 (b)(c)		1,197,000	1,229,334
Class E, 5% 5/10/45 (b)(c)		537,000	465,724
Class F, 5% 5/10/45 (b)(c)		430,700	322,102
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	308,321
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	932,185
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		1,299,000	1,307,091
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	200,236
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		6,690,702	6,715,327
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	24,653,848
Series 2007-C31 Class A4, 5.509% 4/15/47		42,647,536	43,116,185
Series 2007-C32 Class A3, 5.7021% 6/15/49 (c)		40,608,000	41,522,914
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (c)		28,305,557	28,765,870
Class A5, 5.9484% 2/15/51 (c)		19,259,000	19,807,849
Series 2004-C11:
Class D, 5.6912% 1/15/41 (c)		320,979	324,475
Class E, 5.7412% 1/15/41 (c)		327,000	335,175
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5901% 11/15/43 (b)(c)(k)		20,614,217	467,961
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	603,015
Class D, 4.7762% 10/15/45 (b)(c)		1,621,000	1,581,150
Series 2013-LC12 Class C, 4.2971% 7/15/46 (c)		760,000	788,285
Series 2015-C31 Class XA, 1.1183% 11/15/48 (c)(k)		38,565,084	2,892,559
Series 2015-NXS4 Class E, 3.6025% 12/15/48 (b)(c)		588,000	411,476
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	696,473
Class D, 3% 8/15/49 (b)		250,000	200,002
Series 2016-C34 Class XA, 2.1922% 6/15/49 (c)(k)		34,695,637	4,986,839
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		924,000	662,348
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	258,018
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	390,644
Class D, 5.6399% 3/15/44 (b)(c)		800,000	840,234
Class E, 5% 3/15/44 (b)		890,000	820,310
Class F, 5% 3/15/44 (b)		693,000	549,871
Series 2011-C4:
Class D, 5.2482% 6/15/44 (b)(c)		408,000	429,713
Class E, 5.2482% 6/15/44 (b)(c)		439,432	454,592
Series 2011-C5:
Class C, 5.6574% 11/15/44 (b)(c)		260,000	288,836
Class D, 5.6574% 11/15/44 (b)(c)		600,000	654,482
Class E, 5.6574% 11/15/44 (b)(c)		1,853,000	1,914,075
Class F, 5.25% 11/15/44 (b)(c)		933,000	798,676
Class G, 5.25% 11/15/44 (b)(c)		329,000	260,775
Class XA, 1.8567% 11/15/44 (b)(c)(k)		4,302,212	297,522
Series 2012-C10:
Class D, 4.4531% 12/15/45 (b)(c)		422,000	400,465
Class E, 4.4531% 12/15/45 (b)(c)		1,190,000	963,767
Class F, 4.4531% 12/15/45 (b)(c)		1,726,000	1,236,971
Series 2012-C6 Class D, 5.5698% 4/15/45 (b)(c)		540,000	557,229
Series 2012-C7:
Class C, 4.8361% 6/15/45 (c)		1,270,000	1,391,588
Class E, 4.8361% 6/15/45 (b)(c)		2,501,000	2,456,101
Class F, 4.5% 6/15/45 (b)		357,000	267,121
Class G, 4.5% 6/15/45 (b)		1,076,000	760,869
Series 2012-C8:
Class D, 4.8735% 8/15/45 (b)(c)		650,000	651,945
Class E, 4.8735% 8/15/45 (b)(c)		335,000	325,306
Series 2013-C11:
Class D, 4.1781% 3/15/45 (b)(c)		870,000	808,841
Class E, 4.1781% 3/15/45 (b)(c)		1,750,000	1,317,336
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	552,367
Series 2013-C16 Class D, 4.9829% 9/15/46 (b)(c)		193,000	189,526
Series 2013-UBS1 Class D, 4.6282% 3/15/46 (b)(c)		756,000	723,890
Series 2014-C19 Class XA, 1.2541% 3/15/47 (c)(k)		36,965,718	2,287,002
Series 2014-C21 Class XA, 1.1677% 8/15/47 (c)(k)		107,272,406	6,835,333
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.2017% 11/15/29 (b)(c)		1,054,900	1,016,070
Class G, 3.5014% 11/15/29 (b)(c)		249,062	230,470
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		609,000	515,760
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,024,572,470)			1,028,414,829

Municipal Securities - 1.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$4,115,609
7.3% 10/1/39		27,595,000	42,701,883
7.5% 4/1/34		9,105,000	14,053,659
7.55% 4/1/39		18,745,000	30,544,603
7.6% 11/1/40		29,220,000	48,207,740
7.625% 3/1/40		10,110,000	16,320,169
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,436,028
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,054,637
Series 2012 B, 5.432% 1/1/42		3,285,000	3,034,453
6.314% 1/1/44		19,560,000	19,902,691
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		6,431,333	6,567,485
4.95% 6/1/23		24,240,000	25,575,624
5.1% 6/1/33		63,045,000	61,467,614
Series 2010-1, 6.63% 2/1/35		11,945,000	13,100,320
Series 2010-3:
5.547% 4/1/19		330,000	350,714
6.725% 4/1/35		17,810,000	19,561,792
7.35% 7/1/35		8,165,000	9,405,019
Series 2010-5, 6.2% 7/1/21		8,160,000	8,853,600
Series 2011:
5.365% 3/1/17		395,000	402,651
5.665% 3/1/18		21,275,000	22,356,621
5.877% 3/1/19		77,850,000	84,460,244
Series 2013:
2.69% 12/1/17		$3,365,000	3,388,992
3.14% 12/1/18		3,490,000	3,519,840
TOTAL MUNICIPAL SECURITIES
(Cost $428,220,954)			456,381,988

Foreign Government and Government Agency Obligations - 0.9%
Argentine Republic:
6.25% 4/22/19 (b)		$4,015,000	$4,273,968
6.875% 4/22/21 (b)		8,675,000	9,408,038
7% 4/17/17		13,390,000	13,717,311
7.5% 4/22/26(b)		975,000	1,087,125
8.75% 5/7/24		1,165,000	1,346,813
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	780,900
Belarus Republic 8.95% 1/26/18		5,335,000	5,575,075
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	11,895,000
5.625% 1/7/41		13,460,000	13,594,600
6% 4/7/26		830,000	926,488
7.125% 1/20/37		4,305,000	5,122,950
8.25% 1/20/34		5,840,000	7,665,000
Buenos Aires Province:
5.75% 6/15/19 (b)		395,000	410,800
9.375% 9/14/18 (b)		1,110,000	1,218,225
9.95% 6/9/21 (b)		775,000	877,688
10.875% 1/26/21 (Reg. S)		6,535,000	7,564,263
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,871,650
Colombian Republic:
5% 6/15/45		400,000	433,500
5.625% 2/26/44		550,000	634,563
6.125% 1/18/41		5,000	6,031
7.375% 9/18/37		1,320,000	1,771,770
10.375% 1/28/33		2,100,000	3,286,500
Congo Republic 4% 6/30/29 (d)		3,666,696	2,470,895
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	267,975
5.625% 4/30/43 (b)		490,000	461,825
7% 4/4/44 (b)		1,450,000	1,587,750
Croatia Republic:
5.5% 4/4/23 (b)		410,000	447,925
6% 1/26/24 (b)		600,000	673,980
6.375% 3/24/21 (b)		960,000	1,068,029
6.625% 7/14/20 (b)		770,000	854,333
6.75% 11/5/19 (b)		350,000	385,875
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		830,000	871,505
6.25% 7/27/21 (b)		360,000	380,256
Dominican Republic:
1.8125% 8/30/24 (c)		4,600,000	4,490,750
6.85% 1/27/45 (b)		1,395,000	1,583,325
6.875% 1/29/26 (b)		1,220,000	1,409,100
7.45% 4/30/44 (b)		2,240,000	2,688,000
7.5% 5/6/21 (b)		1,880,000	2,114,060
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	261,250
7.65% 6/15/35 (Reg. S)		50,000	53,250
Georgia Republic 6.875% 4/12/21 (b)		495,000	551,925
German Federal Republic:
0% 4/9/21(Reg. S)	EUR	700,000	801,100
0% 8/15/26(Reg. S)	EUR	300,000	337,218
4% 1/4/37	EUR	1,075,000	2,082,504
Guatemalan Republic 4.5% 5/3/26 (b)		550,000	581,625
Hungarian Republic:
5.375% 3/25/24		594,000	680,902
5.75% 11/22/23		1,310,000	1,526,936
7.625% 3/29/41		870,000	1,326,750
Indonesian Republic:
2.625% 6/14/23	EUR	3,600,000	4,227,528
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,616,569
3.375% 4/15/23 (b)		555,000	571,693
4.75% 1/8/26 (b)		745,000	830,592
5.25% 1/17/42 (b)		715,000	822,073
5.375% 10/17/23		725,000	836,585
5.95% 1/8/46 (b)		430,000	544,917
6.625% 2/17/37 (b)		1,550,000	2,026,205
6.75% 1/15/44 (b)		490,000	669,942
7.75% 1/17/38 (b)		2,545,000	3,670,427
8.5% 10/12/35 (Reg. S)		2,385,000	3,612,569
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,485,000	2,654,032
8.25% 4/15/24 (b)		1,000,000	1,122,562
Ivory Coast 5.75% 12/31/32		3,118,500	3,100,194
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	803,660
6.5% 7/21/45 (b)		645,000	805,528
Lebanese Republic:
4% 12/31/17		2,279,250	2,260,742
5.45% 11/28/19		575,000	565,352
Panamanian Republic:
6.7% 1/26/36		320,000	445,600
8.875% 9/30/27		285,000	430,350
9.375% 4/1/29		365,000	573,050
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		765,000	826,200
Peruvian Republic 4% 3/7/27 (d)		1,360,000	1,360,000
Philippine Republic 9.5% 2/2/30		745,000	1,299,880
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,580,000	2,657,400
12.375% 8/17/17 (b)		1,269,000	1,370,520
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,950,000	1,952,535
Republic of Armenia:
6% 9/30/20 (b)		2,531,000	2,619,585
7.15% 3/26/25 (b)		995,000	1,070,093
Republic of Iceland 5.875% 5/11/22 (b)		560,000	653,986
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,875,000	3,942,900
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,343,300
Republic of Serbia:
6.75% 11/1/24 (b)		1,965,269	1,991,376
7.25% 9/28/21 (b)		1,450,000	1,680,202
Russian Federation:
4.5% 4/4/22 (b)		200,000	214,300
4.875% 9/16/23 (b)		1,335,000	1,460,223
5% 4/29/20 (b)		625,000	672,813
5.625% 4/4/42 (b)		1,000,000	1,144,796
5.875% 9/16/43 (b)		1,700,000	2,010,049
12.75% 6/24/28 (Reg. S)		6,340,000	11,421,256
South African Republic 5.875% 5/30/22		250,000	279,583
Turkish Republic:
3.25% 3/23/23		245,000	232,549
5.125% 3/25/22		515,000	540,879
5.625% 3/30/21		1,325,000	1,421,063
6.25% 9/26/22		1,080,000	1,197,450
6.75% 5/30/40		1,375,000	1,641,310
6.875% 3/17/36		1,795,000	2,142,404
7% 6/5/20		635,000	706,285
7.25% 3/5/38		1,150,000	1,438,765
7.375% 2/5/25		1,055,000	1,269,019
7.5% 11/7/19		1,765,000	1,979,469
8% 2/14/34		760,000	1,004,446
11.875% 1/15/30		1,305,000	2,207,786
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	689,778
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	249,329
7.75% 9/1/19 (b)		505,000	501,869
7.75% 9/1/20 (b)		548,000	540,964
7.75% 9/1/21 (b)		444,000	435,697
7.75% 9/1/22 (b)		444,000	431,790
7.75% 9/1/23 (b)		444,000	432,345
7.75% 9/1/24 (b)		321,000	310,985
7.75% 9/1/25 (b)		321,000	309,027
7.75% 9/1/26 (b)		321,000	308,256
7.75% 9/1/27 (b)		421,000	402,055
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	284,746
2% 9/7/25(Reg. S)	GBP	1,285,000	1,904,957
4.25% 3/7/36	GBP	125,000	254,249
4.5% 9/7/34	GBP	2,135,000	4,381,652
United Mexican States 6.05% 1/11/40		670,000	866,813
United Republic of Tanzania 6.8921% 3/9/20 (c)		182,222	188,600
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,461,601
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,442,175
11.95% 8/5/31 (Reg. S)		1,875,000	946,875
12.75% 8/23/22		1,130,000	616,980
Vietnamese Socialist Republic:
1.75% 3/13/28 (c)		195,000	187,200
4% 3/12/28 (d)		5,361,833	5,361,833
4.8% 11/19/24 (b)		1,000,000	1,085,119
6.75% 1/29/20 (b)		885,000	995,652
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $219,448,297)			238,960,440
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	807,296
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. warrants		30,100	96,320
Southwestern Energy Co. (o)		14,861	206,717
Warrior Met Coal LLC Class A (p)		2,289	321,811
			624,848
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (o)		43	108
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,477,146
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (o)		19,400	270,436
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (o)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			305,036

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP		395	296,128
TOTAL COMMON STOCKS
(Cost $9,441,130)			4,510,562

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	7,853,580
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	313,290
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	450,543
			763,833

TOTAL CONVERTIBLE PREFERRED STOCKS			8,617,413

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	387,000
American Homes 4 Rent Series D, 6.50%		24,500	664,440
Annaly Capital Management, Inc. Series C, 7.625%		27,600	702,972
Boston Properties, Inc. 5.25%		17,500	456,400
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	196,860
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	258,700
Corporate Office Properties Trust Series L, 7.375%		12,221	323,123
CYS Investments, Inc. Series B, 7.50%		17,000	412,250
DDR Corp. Series K, 6.25%		17,823	470,527
Digital Realty Trust, Inc. Series E, 7.00%		10,000	253,400
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,040,069
Hospitality Properties Trust Series D, 7.125%		10,000	258,000
LaSalle Hotel Properties Series H, 7.50%		10,000	257,000
MFA Financial, Inc. Series B, 7.50%		22,500	580,725
PS Business Parks, Inc. Series S, 6.45%		21,000	543,270
Public Storage Series S, 5.90%		20,000	514,800
Realty Income Corp. Series F, 6.625%		12,000	313,920
Regency Centers Corp. Series 6, 6.625%		5,510	142,709
Retail Properties America, Inc. Series A, 7.00%		24,109	662,756
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	499,365
Stag Industrial, Inc. Series A, 9.00%		20,000	520,000
Sun Communities, Inc. Series A, 7.125%		34,701	909,166
Taubman Centers, Inc. Series J, 6.50%		11,338	297,396
			10,664,848
TOTAL PREFERRED STOCKS
(Cost $15,162,887)			19,282,261
		Principal Amount(a)	Value

Bank Loan Obligations - 5.1%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,475,417	1,404,922
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,588,489	3,498,723
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,052,040
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		905,699	900,038
			6,855,723
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		750,577	751,140
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		938,018	939,837
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2502% 1/30/20 (c)		1,482,425	1,484,649
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (c)		1,076,270	1,079,133
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		7,345,159	7,269,871
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (c)		3,892,720	3,902,452
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,979,994	2,972,544
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	965,000
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (c)		13,391,052	13,303,206
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		6,860,480	6,851,905
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,795,776	4,824,551
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		3,783,886	3,764,966
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	354,600
Weight Watchers International, Inc. Tranche B 2LN, term loan 4% 4/2/20(c)		4,310,625	3,295,214
			50,068,091
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		6,732,557	6,538,996
Affinity Gaming LLC Tranche B, term loan 5% 7/1/23 (c)		2,000,000	1,999,160
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,307,034	1,313,569
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.5% 10/20/21 (c)		4,647,092	4,656,758
Boyd Gaming Corp. Tranche B 2LN, term loan 3.5431% 10/31/23 (c)		2,240,000	2,248,400
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,828,022	2,838,627
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		11,703,133	11,436,185
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		16,626,139	15,981,876
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,198,670	2,209,663
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,034,691	1,040,082
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	2,007,500
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,980,000	1,980,000
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,571,033	4,588,174
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (q)		2,730,000	2,735,678
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	3,043,317
Tranche B 1LN, term loan 3.588% 6/27/20(c)		7,123,701	7,134,387
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,403,106	4,422,391
5.5% 11/21/19 (c)		1,886,649	1,894,913
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,671,890	4,680,673
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.0964% 10/25/23 (c)		2,835,194	2,847,952
Tranche B, term loan 3.5% 10/25/20 (c)		2,096,109	2,101,789
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		3,575,374	3,532,183
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,180,802	3,182,392
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		992,366	995,473
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,588,289	3,590,549
MGM Mirage, Inc. Tranche A, term loan 3.2744% 4/25/21 (c)		1,840,000	1,814,700
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		8,123,277	8,109,061
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (c)		2,495,205	2,510,800
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,599,019	1,589,697
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,364,379	3,372,790
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,917,065	13,907,462
Tranche B, term loan 6% 10/18/20 (c)		1,498,579	1,498,579
SMG Tranche B 1LN, term loan 4.5042% 2/27/20 (c)		1,549,918	1,505,358
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (c)		6,220,000	6,223,919
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,842,881
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,496,911	1,496,911
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		475,725	470,173
			143,343,018
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,097,400	2,094,778
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,976,977	1,966,262
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4% 8/19/23 (c)		5,440,000	5,450,227
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (c)		680,520	681,030
			8,097,519
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0184% 4/10/20 (c)		2,828,011	2,707,821
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		9,909,762	9,633,081
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (c)		1,739,341	1,745,864
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,985,000	1,996,176
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,839,093	1,817,630
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	420,825
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)		6,215,000	6,203,378
Charter Communication Operating LLC:
Tranche H, term loan 3.25% 8/24/21 (c)		997,500	1,000,413
Tranche I, term loan 3.5% 1/24/23 (c)		6,319,163	6,350,758
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,478,142	1,480,404
Tranche F, term loan 3% 1/3/21 (c)		4,415,232	4,418,279
Clear Channel Communications, Inc. Tranche D, term loan 7.2744% 1/30/19 (c)		16,730,000	12,823,545
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (c)		1,995,000	2,010,381
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,168,680	4,376,786
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		3,533,577	3,504,884
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,438,474	1,440,272
JD Power & Associates Tranche B 1LN, term loan 5.25% 6/9/23 (c)		780,000	782,925
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,644,111	3,614,047
Tranche 2LN, term loan 7.5% 7/25/22 (c)		2,880,000	2,738,390
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,595,700
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		7,940,000	7,974,777
Numericable LLC:
Tranche B 1LN, term loan 4.564% 7/20/22 (c)		992,500	992,679
Tranche B 6LN, term loan 4.7515% 2/10/23 (c)		3,980,000	3,989,950
Tranche B, term loan 5.0015% 1/15/24 (c)		6,618,413	6,653,159
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,958,190	3,916,946
Regal Cinemas Corp. Tranche B, term loan 3.5% 4/1/22 (c)		992,500	995,974
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		14,295,192	13,830,598
Trader Corp. Tranche B 1LN, term loan 8/9/23 (q)		2,500,000	2,501,575
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		4,050,268	4,047,960
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (c)		1,013,348	1,013,207
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (c)		9,910,000	9,860,450
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (c)		1,945,681	1,935,952
Tranche B 2LN, term loan 3.6559% 1/15/22 (c)		1,254,447	1,248,175
Tranche B 3LN, term loan 3.7014% 1/15/22 (c)		2,062,872	2,052,558
Ziggo Secured Finance Partnership Tranche D, term loan 8/31/24 (q)		4,295,000	4,278,894
			133,246,592
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,747,879	2,751,891
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (c)		19,320,000	19,392,450
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		9,062,677	8,779,469
			30,923,810
Specialty Retail - 0.2%
ABB Optical Group LLC Tranche B, term loan 6% 6/15/23 (c)		1,140,000	1,143,568
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		5,205,759	5,078,894
Davids Bridal, Inc. Tranche B, term loan 5.00% 10/11/19(c)		1,863,830	1,741,135
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,640,014	1,620,875
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)		3,982,882	3,138,511
Party City Holdings, Inc. Tranche B, term loan 4.4717% 8/19/22 (c)		5,119,784	5,125,364
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (c)		4,987,469	5,028,316
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		14,300,016	14,320,322
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)(e)		3,137,000	920,176
			38,117,161
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,413,049	3,421,581
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (c)		1,175,000	1,186,750
			4,608,331

TOTAL CONSUMER DISCRETIONARY			421,753,821

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (c)		5,930,150	5,970,950
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (c)		18,913,442	18,986,826
Tranche B 5LN, term loan 4.75% 12/21/22 (c)		6,652,625	6,688,416
Tranche B 6LN, term loan 4.75% 6/22/23 (c)		5,908,571	5,939,769
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		649,890	650,975
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,776,693	5,771,090
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (c)		3,000,000	2,994,390
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,072,224	1,029,335
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,123,355
Tranche B 1LN, term loan 5% 10/21/21 (c)		3,893,099	3,839,568
Pizza Hut Holdings LLC Tranche B, term loan 3.2574% 6/16/23 (c)		3,000,000	3,017,670
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,621,700
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,366,601	3,345,560
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,376,026
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (c)		1,040,526	1,040,838
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (c)		3,500,000	3,515,330
			62,940,848
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (c)		1,954,154	1,967,344
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,061,975	1,067,019
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	125,156
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		1,492,500	1,488,142
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (c)		3,361,667	3,391,922
			8,039,583
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,580,207	2,578,607

TOTAL CONSUMER STAPLES			79,529,988

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		4,027,801	3,040,990
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		3,114,784	2,097,277
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		2,986,531	2,365,900
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,354,465	358,933
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		4,549,194	2,179,837
			10,042,937
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.5% 6/20/21 (c)		961,650	959,650
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,149,800	2,139,051
California Resources Corp. Tranche 1LN, term loan 12/31/21 (q)		4,615,000	4,834,213
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/16/21 (c)		5,220,000	5,383,125
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		1,882,000	1,685,952
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		2,595,390	2,610,806
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		527,940	518,569
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (c)		8,188,846	7,431,377
Energy Transfer Equity LP Tranche C, term loan 4.0424% 12/2/19 (c)		2,797,824	2,773,343
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	983,450
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,789,913	6,518,316
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,696,158	9,211,350
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		433,949	429,609
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,014,900	923,559
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (c)(e)		2,582,518	1,776,411
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,699,980	1,371,323
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,470,512
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)		829,242	809,034
			51,829,650

TOTAL ENERGY			61,872,587

FINANCIALS - 0.4%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		836,772	834,680
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,229,450
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,969,075	1,895,235
			4,959,365
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		3,579,092	3,591,011
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,129,777
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		473,270	460,255
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	2,005,000
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (c)		1,395,317	1,405,782
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		4,944,425	4,958,862
UFC Holdings LLC:
Tranche 2LN, term loan 8.5% 8/18/24 (c)		1,235,000	1,242,336
Tranche B 1LN, term loan 5% 8/18/23 (c)		4,500,000	4,509,000
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/30/23 (c)		1,500,000	1,502,295
			23,804,318
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		3,975,000	3,958,106
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		3,534,379	3,536,323
Tranche B 2LN, term loan 4.25% 7/8/20 (c)		939,926	935,057
Tranche B 2LN, term loan 8.5% 3/3/21 (c)		2,770,000	2,758,920
Tranche B 4LN, term loan 5% 8/4/22 (c)		5,920,763	5,918,632
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		5,855,306	5,831,534
Lonestar Intermediate Super Holdings LLC term loan 10% 8/10/21 pay-in-kind		1,955,000	1,944,736
			24,883,308
Real Estate Investment Trusts - 0.1%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (c)		4,907,582	4,907,582
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (c)		1,235,000	1,242,719
			6,150,301
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (c)		2,490,650	2,515,557
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,893,763
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,761,242	6,725,340
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (c)		7,286,738	7,345,323
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (c)		8,175,000	8,215,875
			26,695,858
Thrifts& Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,285,608	1,279,579

TOTAL FINANCIALS			87,772,729

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (c)		2,638,612	2,638,612
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,374,683	1,357,499
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,997,349	1,964,892
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		3,993,777	3,847,325
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,320,000	1,327,154
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)		3,270,000	3,190,310
			11,687,180
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,402,057	2,403,066
Community Health Systems, Inc.:
Tranche F, term loan 4.0834% 12/31/18 (c)		878,235	864,877
Tranche G, term loan 3.75% 12/31/19 (c)		1,960,952	1,882,514
Tranche H, term loan 4% 1/27/21 (c)		10,177,105	9,751,804
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (c)		990,000	991,238
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,867,497	1,867,497
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (c)		855,000	857,138
HCA Holdings, Inc.:
Tranche B 6LN, term loan 3.7744% 3/18/23 (c)		7,980,000	8,071,770
Tranche B 7LN, term loan 3.567% 2/15/24 (c)		3,000,000	3,027,000
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		3,409,164	2,846,652
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		2,151,409	2,157,326
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		3,538,569	3,500,246
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (c)		1,695,000	1,697,119
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (c)		2,500,000	2,526,050
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,979,994	2,989,917
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (c)		1,500,000	1,504,695
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		225,565	225,565
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,940,000
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,408,897	6,168,564
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		3,990,000	4,032,414
			60,305,452
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,028,422	6,997,708
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		2,366,544	2,365,077
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (c)		1,500,000	1,497,195
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		4,676,500	4,648,722
Grifols, S.A. Tranche B, term loan 3.443% 2/27/21 (c)		1,471,421	1,481,353
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,039,312	3,031,714
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,827,910
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.28% 10/20/18 (c)		3,867,388	3,864,178
Tranche B, term loan 5.5% 4/1/22 (c)		11,147,561	11,161,495
Tranche BD 2LN, term loan 5% 2/13/19 (c)		5,224,331	5,215,607
Tranche E, term loan 5.25% 8/5/20 (c)		4,734,580	4,725,727
			41,818,978

TOTAL HEALTH CARE			123,447,930

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Camp International Holding Co.:
Tranche 1LN, term loan 4.75% 8/18/23 (c)		2,500,000	2,482,300
Tranche 2LN, term loan 8.25% 8/18/24 (c)		295,000	294,263
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		504,183	507,334
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	254,718
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		1,997,456	1,994,960
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,127,975	3,120,499
Tranche D, term loan 3.75% 6/4/21 (c)		6,011,931	5,995,939
Tranche E, term loan 3.75% 5/14/22 (c)		992,826	990,066
Tranche F, term loan 3.75% 6/9/23 (c)		1,500,000	1,496,250
			17,136,329
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,966,074
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 4% 2/3/22 (c)		997,500	1,009,969
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,942,657	6,925,301
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		992,500	996,639
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		7,313,503	7,273,279
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		740,449	741,145
			16,946,333
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,542,177
Apollo Security Service Borrower LLC Tranche B 1LN, term loan 4.75% 5/2/22 (c)		10,330,000	10,397,765
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,478,315	1,482,469
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		5,664,448	5,592,226
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (c)		7,638,858	7,514,727
Tranche DD, term loan 4.0039% 11/8/20 (c)		1,589,474	1,563,645
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (c)		2,244,375	2,257,460
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (c)		3,765,000	3,692,825
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (c)		2,009,963	2,033,841
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,786,738	12,531,003
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		1,844,535	1,687,750
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (c)		1,100,114	1,080,862
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	551,600
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,376,835	4,349,918
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (c)		1,496,250	1,503,731
Tranche B 1LN, term loan 4.75% 1/15/21 (c)		549,545	550,919
			60,332,918
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		2,793,489	2,737,619
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (c)		3,164,375	3,176,241
			5,913,860
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,286,104
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		3,938,700	3,942,520
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,243,586	3,242,386
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		545,183	536,324
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 7/21/23 (q)		1,495,000	1,496,241
			10,503,575
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		2,552,688	2,437,817
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		2,978,800	2,656,107
			5,093,924
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,109,063	2,119,608
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		864,063	838,141
Science Applications International Corp. Tranche B, term loan 3.25% 5/4/22 (c)		1,405,732	1,416,275
			4,647,624
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		1,456,136	1,368,768
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,505,950	4,517,215
Fly Funding II Sarl Tranche B, term loan 3.54% 8/9/19 (c)		2,215,360	2,215,360
			6,732,575

TOTAL INDUSTRIALS			130,641,980

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,600,140	1,610,141
Electronic Equipment & Components - 0.1%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,935,519	2,901,761
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	492,500
Tranche B 1LN, term loan 5% 10/16/22 (c)		2,409,920	2,411,438
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		11,997,038	12,012,034
			17,817,733
Internet Software & Services - 0.1%
Abacus Innovations Corp. Tranche B, term loan 3.2744% 8/16/23 (c)		2,000,000	2,009,380
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (c)		6,271,719	6,230,953
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (c)		5,930,050	5,371,617
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		937,028	937,028
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)		14,685,000	14,694,252
			29,243,230
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		5,813,745	5,610,264
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (c)		1,848,353	1,842,955
First Data Corp. Tranche B, term loan 4.2722% 7/10/22 (c)		12,500,000	12,534,375
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	466,935
Tranche B 1LN, term loan 5% 6/17/21 (c)		2,644,748	2,623,272
Global Payments, Inc. Tranche B, term loan 3.9957% 4/22/23 (c)		2,410,000	2,425,665
RP Crown Parent, LLC Tranche B, term loan 6% 12/21/18 (c)		460,000	459,425
WEX, Inc. Tranche B, term loan 4.25% 7/1/23 (c)		3,500,000	3,524,360
			29,487,251
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies Cayman Finance Ltd. Tranche B 3LN, term loan 3.5076% 2/1/23 (c)		4,734,872	4,775,639
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (c)		2,095,000	2,100,238
Micron Technology, Inc. Tranche B, term loan 6.64% 4/26/22 (c)		1,250,000	1,261,975
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (c)		1,740,471	1,751,157
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		2,132,803	2,144,128
Tranche D, term loan 3.25% 1/11/20 (c)		1,848,489	1,853,110
			13,886,247
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (c)		433,691	434,233
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		114,733	115,055
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		216,534	206,069
5% 9/10/20 (c)		3,702,501	3,530,482
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (c)		6,031,805	5,915,692
Tranche B2 1LN, term loan 5% 6/1/22 (c)		1,500,000	1,475,625
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		6,685,089	6,820,863
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		5,116,317	5,133,662
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		6,435,758	6,414,327
Tranche 2LN, term loan 8% 4/9/22 (c)		3,653,000	3,573,839
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (c)		3,000,000	3,009,750
Solera LLC Tranche B, term loan 5.75% 3/3/23 (c)		3,241,875	3,259,251
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,962,500	4,964,584
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0002% 7/8/22 (c)		2,324,113	2,338,639
Tranche B 2LN, term loan 4.0001% 7/8/22 (c)		296,088	297,938
Sybil Software LLC. Tranche B, term loan 8/3/22 (q)		5,465,000	5,470,137
			52,960,146
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC:
Tranche B 2LN, term loan 4% 4/29/20 (c)		9,902,245	9,931,951
Tranche B, term loan 4% 6/2/23 (c)		4,000,000	4,021,440
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,536,344	2,524,448
Western Digital Corp. Tranche B 1LN, term loan 4.5% 4/29/23 (c)		2,200,000	2,211,396
			18,689,235

TOTAL INFORMATION TECHNOLOGY			163,693,983

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4.2315% 6/1/22 (c)		1,752,813	1,751,726
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,761,451	2,624,538
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	676,774
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		969,969	966,332
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (c)		5,079,495	5,104,893
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		3,975,000	3,977,504
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (c)		1,129,179	1,128,479
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,590,682	2,587,444
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		4,469,981	4,467,746
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (c)		860,000	862,692
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,113,650	2,118,279
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		175,000	172,375
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,063,125	4,068,204
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,370,905	1,350,630
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,603,800	1,610,311
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,014,769	1,002,085
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		459,821	461,812
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,225,738	1,223,543
			36,155,367
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (c)		2,686,975	2,703,769
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		5,703,836	5,723,457
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,121,470
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,052,945	6,054,034
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (c)		3,552,000	3,543,688
Tranche H, term loan 3.75% 10/1/22 (c)		6,011,310	6,007,583
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		3,999,039	4,011,556
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		706,400	710,228
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		556,024	536,563
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		4,971,301	4,909,160
Printpack Holdings, Inc. Tranche B, term loan 5% 7/26/23 (c)		1,080,000	1,081,350
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (c)		3,965,000	3,968,727
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,084,611	2,078,107
			42,449,692
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,588,282	1,216,493
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	176,580
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,598,073	1,570,107
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)		3,509,408	3,488,562
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/17/23 (c)		6,000,000	5,809,980
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (c)		3,500,000	3,524,080
Murray Energy Corp.:
Tranche B 1LN, term loan 7.75% 4/16/17 (c)		770,102	713,307
Tranche B 2LN, term loan 8.25% 4/16/20(c)		9,130,733	7,532,854
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	707,560
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (c)(e)		2,094,809	0
			24,739,523

TOTAL MATERIALS			103,344,582

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,737,542	6,729,120
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (c)		500,000	473,440
Tranche B 1LN, term loan 5.25% 8/14/20 (c)		5,951,193	5,888,706
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,781,239
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,753,434
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,026,055
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	162,796
Tranche B 1LN, term loan 4% 4/11/20 (c)		10,315,444	10,299,352
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (c)		2,475,000	2,488,415
Tranche B 2LN, term loan 5.83% 12/31/22 (c)		2,025,000	2,035,976
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		5,224,000	4,871,380
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,795,884	2,732,976
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		2,782,897	2,720,282
			47,963,171
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		690,951	656,404
Tranche D 2LN, term loan 4.1311% 3/31/19 (c)		4,119,049	3,913,096
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		11,760,000	11,154,007
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		2,516,420	2,235,411
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		2,075,000	2,088,301
Telenet Financing USD LLC term loan 4.25% 6/30/24 (c)		3,000,000	3,008,580
			23,055,799

TOTAL TELECOMMUNICATION SERVICES			71,018,970

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		281,822	280,413
6.375% 8/13/19 (c)		4,254,286	4,233,015
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,980,856	2,940,794
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)		7,500,000	7,501,200
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,309,319	2,812,921
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	223,550
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,150,439	6,135,063
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,486,089	3,600,087
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,867,085
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,343,599	4,835,958
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,980,000	1,742,400
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (c)		1,485,714	1,489,057
Tranche B, term loan 5% 10/31/17 (c)		6,514,286	6,528,943
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		584,804	578,956
			45,769,442
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 9.75% 6/30/21 (c)		1,812,000	1,782,555
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		355,686	299,961
			2,082,516
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)		2,892,309	2,902,432
Calpine Corp.:
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,485,000	1,485,416
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,656,625	3,674,140
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,670,449
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		1,237,399	1,245,133
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,805,149	6,600,995
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,803,578	2,367,286
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 7% 6/26/22 (c)		2,805,327	2,749,221
			25,695,072

TOTAL UTILITIES			73,547,030

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,322,117,479)			1,316,623,600

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.6875% 12/14/19 (c)		703,337	689,270
Goldman Sachs 1.6875% 12/14/19 (c)		602,778	590,722
Mizuho 1.6875% 12/14/19 (c)		282,632	276,979
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,486,698)			1,556,971

Bank Notes - 0.6%
Capital One NA 1.65% 2/5/18		18,801,000	18,827,378
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$26,483,584
3.1% 6/4/20		22,584,000	23,233,064
8.7% 11/18/19		2,958,000	3,431,647
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,860,470
KeyBank NA 6.95% 2/1/28		1,977,000	2,585,331
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	14,847,346
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,489,113
Regions Bank 7.5% 5/15/18		24,647,000	26,910,482
Wachovia Bank NA 6% 11/15/17		2,243,000	2,364,180
TOTAL BANK NOTES
(Cost $137,898,786)			142,032,595

Preferred Securities - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$1,525,000	$1,702,464
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		3,057,000	3,071,704
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,404,145
FINANCIALS - 0.8%
Banks - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(f)	EUR	2,390,000	2,454,580
Banco Do Brasil SA 9% (b)(c)(f)		1,265,000	1,157,744
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,784,935
6.25% (c)(f)		5,325,000	5,754,039
6.5% (c)(f)		3,000,000	3,340,095
Barclays Bank PLC 7.625% 11/21/22		35,375,000	40,481,042
Barclays PLC:
6.625% (c)(f)		19,750,000	19,064,519
7.875% (Reg. S) (c)(f)		2,500,000	2,506,162
8.25% (c)(f)		5,470,000	5,698,878
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	3,907,003
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,478,165
5.95% (c)(f)		12,150,000	12,766,596
5.95% (c)(f)		2,285,000	2,332,696
6.125% (c)(f)		6,140,000	6,517,868
6.3% (c)(f)		7,100,000	7,480,988
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	17,933,968
6.625% (Reg. S) (c)(f)		5,790,000	5,692,855
7.875% (b)(c)(f)		4,250,000	4,414,601
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,828,001
Intesa Sanpaolo SpA 7% (Reg. S) (c)(f)	EUR	2,180,000	2,403,511
JPMorgan Chase & Co.:
5.3% (c)(f)		3,245,000	3,369,412
6% (c)(f)		7,955,000	8,426,368
6.1% (c)(f)		2,440,000	2,666,139
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		6,490,000	6,232,604
8.625% (c)(f)		2,795,000	2,861,897
			183,554,666
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (c)(f)		3,250,000	3,339,865
UBS Group AG 7.125% (Reg. S) (c)(f)		1,650,000	1,705,628
			5,045,493
Consumer Finance - 0.1%
American Express Co. 4.9% (c)(f)		6,100,000	6,154,204
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		650,000	552,398
8.625% (Reg. S) (f)		200,000	169,969
			722,367

TOTAL FINANCIALS			195,476,730

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,735,000	3,373,260
7.5% (Reg. S) (f)		100,000	43,610
			3,416,870
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,600,000	1,471,097
TOTAL PREFERRED SECURITIES
(Cost $204,947,628)			207,543,010
		Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.42% (r)
(Cost $1,668,097,710)		1,668,097,710	1,668,097,710

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.375%	10/19/16	$24,550,000	$166,944
Option on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 3.25%	11/16/16	23,500,000	305,409
TOTAL PURCHASED SWAPTIONS
(Cost $842,932)			472,353
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $25,678,777,101)			26,438,217,232
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(734,518,245)
NET ASSETS - 100%			$25,703,698,987

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 9/1/31	$(9,200,000)	$(9,631,668)
3% 9/1/46	(4,200,000)	(4,355,203)
3% 9/1/46	(5,000,000)	(5,184,766)
3% 9/1/46	(34,700,000)	(35,982,273)
3% 9/1/46	(4,000,000)	(4,147,812)
3% 9/1/46	(80,500,000)	(83,474,725)
3% 9/1/46	(4,450,000)	(4,614,441)
3% 9/1/46	(25,400,000)	(26,338,609)
3.5% 9/1/46	(9,200,000)	(9,692,349)
TOTAL TBA SALE COMMITMENTS
(Proceeds $183,397,307)		$(183,421,846)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
18 Eurex Euro-Bobl Contracts (Germany)	Sept. 2016	2,682,233	$(1,703)
17 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2016	3,659,412	271,072
64 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2016	7,162,788	10,026
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	Sept. 2016	4,390,180	(17,060)
TOTAL BOND INDEX CONTRACTS			262,335
Treasury Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2016	3,627,195	68,846
51 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	6,677,016	(19,617)
153 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	33,401,813	(29,245)
185 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	22,431,250	(49,149)
23 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	3,918,625	(14,245)
17 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	2,454,375	(5,083)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	562,406	(544)
TOTAL TREASURY CONTRACTS			(49,037)

TOTAL PURCHASED			213,298

Sold
Bond Index Contracts
30 Eurex Euro-Bund Contracts (Germany)	Sept. 2016	5,601,121	6,331
3 ICE Long Gilt Contracts (United Kingdom)	Dec. 2016	518,156	45
145 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2016	22,117,648	(16,698)
TOTAL BOND INDEX CONTRACTS			(10,322)
Treasury Contracts
668 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	87,455,813	249,097
164 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	35,803,250	30,683
106 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	18,059,750	65,194
TOTAL TREASURY CONTRACTS			344,974

TOTAL SOLD			334,652

TOTAL FUTURES CONTRACTS			$547,950

The face value of futures purchased as a percentage of Net Assets is 0.4%

The face value of futures sold as a percentage of Net Assets is 0.7%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
9/1/16	JPY	Citibank, N.A.	Sell	360,000	$3,506	$26
9/2/16	EUR	Citibank, N.A.	Buy	421,000	469,268	337
11/18/16	AUD	Citibank, N.A.	Sell	173,000	132,217	2,444
11/18/16	CAD	Citibank, N.A.	Sell	145,000	112,555	1,943
11/18/16	EUR	Citibank, N.A.	Sell	421,000	470,815	(359)
11/18/16	EUR	Goldman Sachs Bank USA	Buy	255,000	289,593	(4,203)
11/18/16	EUR	Goldman Sachs Bank USA	Sell	349,000	389,885	(708)
11/18/16	EUR	Goldman Sachs Bank USA	Sell	95,310,000	107,778,359	1,109,630
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	100,000	113,317	1,400
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	329,000	372,274	4,065
11/18/16	GBP	Goldman Sachs Bank USA	Sell	667,000	875,294	(2,013)
11/18/16	GBP	Goldman Sachs Bank USA	Sell	38,691,000	50,574,167	(316,247)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	1,125,000	1,486,585	(6,869)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	1,019,000	1,346,019	5,724
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	1,800,000	18,046	591
						$795,761

*Amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 8,300,000	$(56,736)	$0	$(56,736)
BBVA, SA		Jun. 2021	Credit Suisse International	(1%)	EUR 3,250,000	207,265	(279,482)	(72,217)
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	(68,598)	24,260	(44,338)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(67,223)	(8,546)	(75,769)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas, SA	(1%)	EUR 1,400,000	(24,065)	1,474	(22,591)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(68,216)	6,037	(62,179)
Metro AG		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,800,000	4,608	(31,943)	(27,335)
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,450,000	41,444	(64,497)	(23,053)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,550,000	80,456	(154,354)	(73,898)
TOTAL BUY PROTECTION						48,935	(507,051)	(458,116)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 8,300,000	109,841	0	109,841
Deutsche Bank AG	BBB-	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 1,400,000	(3,542)	13,605	10,063
TOTAL SELL PROTECTION						106,299	13,605	119,904

TOTAL CREDIT DEFAULT SWAPS						$155,234	$(493,446)	$(338,212)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Sep. 2021	$22,100,000	3-month LIBOR	2%	$(55,630)	$0	$(55,630)
LCH	Sep. 2026	16,900,000	3-month LIBOR	2.25%	(291,555)	0	(291,555)
LCH	Sep. 2046	2,930,000	3-month LIBOR	2.75%	(294,507)	0	(294,507)

TOTAL INTEREST RATE SWAPS					$(641,692)	$0	$(641,692)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,641,193,864 or 10.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,708,385.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $72,403.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,657,502.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $321,811 or 0.0% of net assets.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	2/20/15	$3,177,225

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,583,591
Total	$3,583,591

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$807,296	$807,296	$--	$--
Energy	8,478,428	8,060,297	--	418,131
Financials	11,428,681	11,428,681	--	--
Health Care	108	108	--	--
Materials	2,477,146	2,477,146	--	--
Telecommunication Services	305,036	270,436	--	34,600
Utilities	296,128	--	--	296,128
Corporate Bonds	10,857,460,574	--	10,856,400,718	1,059,856
U.S. Government and Government Agency Obligations	5,439,334,166	--	5,439,334,166	--
U.S. Government Agency - Mortgage Securities	4,416,584,311	--	4,416,584,311	--
Asset-Backed Securities	126,265,528	--	121,189,538	5,075,990
Collateralized Mortgage Obligations	514,696,334	--	514,696,334	--
Commercial Mortgage Securities	1,028,414,829	--	1,022,238,351	6,176,478
Municipal Securities	456,381,988	--	456,381,988	--
Foreign Government and Government Agency Obligations	238,960,440	--	237,600,440	1,360,000
Bank Loan Obligations	1,316,623,600	--	1,309,515,123	7,108,477
Sovereign Loan Participations	1,556,971	--	--	1,556,971
Bank Notes	142,032,595	--	142,032,595	--
Preferred Securities	207,543,010	--	207,543,010	--
Money Market Funds	1,668,097,710	1,668,097,710	--	--
Purchased Swaptions	472,353	--	472,353	--
Total Investments in Securities:	$26,438,217,232	$1,691,141,674	$24,723,988,927	$23,086,631
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$1,126,160	$--	$1,126,160	$--
Futures Contracts	701,294	701,294	--	--
Swaps	443,614	--	443,614	--
Total Assets	$2,271,068	$701,294	$1,569,774	$--
Liabilities
Foreign Currency Contracts	$(330,399)	$--	$(330,399)	$--
Futures Contracts	(153,344)	(153,344)	--	--
Swaps	(930,072)	--	(930,072)	--
Total Liabilities	$(1,413,815)	$(153,344)	$(1,260,471)	$--
Total Other Derivative Instruments:	$857,253	$547,950	$309,303	$--
Other Financial Instruments:
TBA Sale Commitments	$(183,421,846)	$--	$(183,421,846)	$--
Total Other Financial Instruments:	$(183,421,846)	$--	$(183,421,846)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$472,353	$0
Swaps(b)	443,614	(288,380)
Total Credit Risk	915,967	(288,380)
Foreign Exchange Risk
Foreign Currency Contracts(c)	1,126,160	(330,399)
Total Foreign Exchange Risk	1,126,160	(330,399)
Interest Rate Risk
Futures Contracts(d)	701,294	(153,344)
Swaps(b)	0	(641,692)
Total Interest Rate Risk	701,294	(795,036)
Total Value of Derivatives	$2,743,421	$(1,413,815)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	2.7%
Netherlands	1.8%
Mexico	1.6%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,010,679,391)	$24,770,119,522
Fidelity Central Funds (cost $1,668,097,710)	1,668,097,710
Total Investments (cost $25,678,777,101)		$26,438,217,232
Cash		5,836,844
Foreign currency held at value (cost $1,105,311)		1,099,187
Receivable for investments sold		14,270,602
Receivable for TBA sale commitments		183,397,307
Unrealized appreciation on foreign currency contracts		1,126,160
Receivable for fund shares sold		35,655,631
Dividends receivable		57,347
Interest receivable		182,190,416
Distributions receivable from Fidelity Central Funds		534,745
Receivable for daily variation margin for derivative instruments		27,120
Bi-lateral OTC swaps, at value		333,773
Other receivables		117,505
Total assets		26,862,863,869
Liabilities
Payable for investments purchased
Regular delivery	$74,198,561
Delayed delivery	861,797,609
TBA sale commitments, at value	183,421,846
Unrealized depreciation on foreign currency contracts	330,399
Payable for fund shares redeemed	26,594,499
Distributions payable	2,379,485
Bi-lateral OTC swaps, at value	231,644
Accrued management fee	6,576,431
Distribution and service plan fees payable	440,190
Other affiliated payables	3,072,688
Other payables and accrued expenses	121,530
Total liabilities		1,159,164,882
Net Assets		$25,703,698,987
Net Assets consist of:
Paid in capital		$24,883,055,554
Undistributed net investment income		61,951,817
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,029,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		759,721,604
Net Assets		$25,703,698,987
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,233,806,020 ÷ 113,522,429 shares)		$10.87
Maximum offering price per share (100/96.00 of $10.87)		$11.32
Class T:
Net Asset Value and redemption price per share ($155,517,725 ÷ 14,334,356 shares)		$10.85
Maximum offering price per share (100/96.00 of $10.85)		$11.30
Class C:
Net Asset Value and offering price per share ($186,379,856 ÷ 17,143,366 shares)(a)		$10.87
Total Bond:
Net Asset Value, offering price and redemption price per share ($20,469,676,977 ÷ 1,884,181,205 shares)		$10.86
Class I:
Net Asset Value, offering price and redemption price per share ($2,846,877,985 ÷ 262,444,312 shares)		$10.85
Class Z:
Net Asset Value, offering price and redemption price per share ($811,440,424 ÷ 74,801,346 shares)		$10.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Dividends		$14,201,705
Interest		826,582,204
Income from Fidelity Central Funds		3,583,591
Total income		844,367,500
Expenses
Management fee	$70,790,898
Transfer agent fees	24,130,612
Distribution and service plan fees	4,802,144
Fund wide operations fee	8,883,826
Independent trustees' fees and expenses	99,245
Miscellaneous	56,037
Total expenses before reductions	108,762,762
Expense reductions	(98,338)	108,664,424
Net investment income (loss)		735,703,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,626,465
Foreign currency transactions	8,917,013
Futures contracts	(2,008,239)
Swaps	(7,308,496)
Total net realized gain (loss)		29,226,743
Change in net unrealized appreciation (depreciation) on: Investment securities	812,496,372
Assets and liabilities in foreign currencies	809,778
Futures contracts	762,682
Swaps	1,132,172
Delayed delivery commitments	322,528
Total change in net unrealized appreciation (depreciation)		815,523,532
Net gain (loss)		844,750,275
Net increase (decrease) in net assets resulting from operations		$1,580,453,351

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$735,703,076	$553,721,327
Net realized gain (loss)	29,226,743	353,243,022
Change in net unrealized appreciation (depreciation)	815,523,532	(782,562,955)
Net increase (decrease) in net assets resulting from operations	1,580,453,351	124,401,394
Distributions to shareholders from net investment income	(690,311,363)	(523,227,512)
Distributions to shareholders from net realized gain	(113,897,060)	(52,368,873)
Total distributions	(804,208,423)	(575,596,385)
Share transactions - net increase (decrease)	4,657,836,676	4,814,116,048
Total increase (decrease) in net assets	5,434,081,604	4,362,921,057
Net Assets
Beginning of period	20,269,617,383	15,906,696,326
End of period	$25,703,698,987	$20,269,617,383
Other Information
Undistributed net investment income end of period	$61,951,817	$36,361,125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.312	.287	.292	.263	.322
Net realized and unrealized gain (loss)	.377	(.224)	.382	(.468)	.438
Total from investment operations	.689	.063	.674	(.205)	.760
Distributions from net investment income	(.290)	(.270)	(.275)	(.250)	(.335)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.349)	(.303)	(.384)	(.605)	(.510)
Net asset value, end of period	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C	6.71%	.58%	6.56%	(1.94)%	7.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.79%	.82%
Expenses net of all reductions	.75%	.75%	.76%	.79%	.82%
Net investment income (loss)	2.95%	2.69%	2.76%	2.41%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,233,806	$852,243	$639,235	$517,259	$643,995
Portfolio turnover rateF	134%	140%G	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.28	$11.03
Income from Investment Operations
Net investment income (loss)A	.309	.285	.290	.265	.328
Net realized and unrealized gain (loss)	.378	(.234)	.392	(.477)	.433
Total from investment operations	.687	.051	.682	(.212)	.761
Distributions from net investment income	(.288)	(.268)	(.273)	(.253)	(.336)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.347)	(.301)	(.382)	(.608)	(.511)
Net asset value, end of period	$10.85	$10.51	$10.76	$10.46	$11.28
Total ReturnB,C	6.71%	.47%	6.65%	(2.01)%	7.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.78%	.76%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.76%	.77%
Expenses net of all reductions	.77%	.77%	.78%	.76%	.77%
Net investment income (loss)	2.94%	2.67%	2.74%	2.44%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$155,518	$101,673	$57,972	$52,848	$59,896
Portfolio turnover rateF	134%	140%G	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.231	.205	.211	.185	.246
Net realized and unrealized gain (loss)	.378	(.225)	.382	(.469)	.434
Total from investment operations	.609	(.020)	.593	(.284)	.680
Distributions from net investment income	(.210)	(.187)	(.194)	(.171)	(.255)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.269)	(.220)	(.303)	(.526)	(.430)
Net asset value, end of period	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C	5.90%	(.20)%	5.75%	(2.65)%	6.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	2.19%	1.92%	1.99%	1.69%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$186,380	$139,264	$83,818	$79,711	$102,385
Portfolio turnover rateF	134%	140%G	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.47	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.343	.320	.326	.300	.363
Net realized and unrealized gain (loss)	.368	(.224)	.392	(.478)	.434
Total from investment operations	.711	.096	.718	(.178)	.797
Distributions from net investment income	(.322)	(.303)	(.309)	(.287)	(.372)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.381)	(.336)	(.418)	(.642)	(.547)
Net asset value, end of period	$10.86	$10.53	$10.77	$10.47	$11.29
Total ReturnB	6.94%	.88%	7.00%	(1.70)%	7.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.25%	2.99%	3.07%	2.75%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$20,469,677	$17,359,294	$14,547,801	$11,526,014	$13,963,154
Portfolio turnover rateE	134%	140%F	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.27	$11.02
Income from Investment Operations
Net investment income (loss)A	.337	.313	.319	.295	.353
Net realized and unrealized gain (loss)	.378	(.233)	.393	(.469)	.435
Total from investment operations	.715	.080	.712	(.174)	.788
Distributions from net investment income	(.316)	(.297)	(.303)	(.281)	(.363)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.375)	(.330)	(.412)	(.636)	(.538)
Net asset value, end of period	$10.85	$10.51	$10.76	$10.46	$11.27
Total ReturnB	6.99%	.73%	6.95%	(1.67)%	7.40%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.53%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.53%
Net investment income (loss)	3.20%	2.94%	3.02%	2.69%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,846,878	$1,266,870	$573,410	$244,911	$596,238
Portfolio turnover rateE	134%	140%F	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

Years ended August 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.352	.234
Net realized and unrealized gain (loss)	.378	(.167)
Total from investment operations	.730	.067
Distributions from net investment income	(.331)	(.217)
Distributions from net realized gain	(.059)	–
Total distributions	(.390)	(.217)
Net asset value, end of period	$10.85	$10.51
Total ReturnC,D	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$811,440	$546,968
Portfolio turnover rateH	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds..

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$952,985,453
Gross unrealized depreciation	(180,886,682)
Net unrealized appreciation (depreciation) on securities	$772,098,771
Tax Cost	$25,666,118,461

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$44,833,950
Undistributed long-term capital gain	$11,065,558
Net unrealized appreciation (depreciation) on securities and other investments	$764,860,185

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$736,642,371	$ 565,758,842
Long-term Capital Gains	67,566,052	9,837,543
Total	$804,208,423	$ 575,596,385

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,396,193)	$(404,316)
Swaps	172,101	(112,891)
Total Credit Risk	(1,224,092)	(517,207)
Foreign Exchange Risk
Foreign Currency Contracts	6,418,103	855,142
Interest Rate Risk
Futures Contracts	(2,008,239)	762,682
Swaps	(7,480,597)	1,245,063
Total Interest Rate Risk	(9,488,836)	2,007,745
Totals	$(4,294,825)	$2,345,680

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,599,161,811 and $4,239,587,584, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,876,569	$42,429
Class T	-%	.25%	312,422	–
Class B	.65%	.25%	21,737	15,699
Class C	.75%	.25%	1,591,416	463,406
			$4,802,144	$521,534

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$129,087
Class T	16,329
Class B(a)	738
Class C(a)	43,432
$189,586

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,746,166.15
Class T	208,012.17
Class B	4,648.19
Class C	268,810.17
Total Bond	18,313,414.10
Class I	3,521,490.15
Class Z	68,072.01
	$24,130,612

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. The Fund had net realized gain (loss) of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $51,795.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46,443 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,240,190.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $93 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $70,390.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,855.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015(a)
From net investment income
Class A	$31,727,561	$19,261,143
Class T	3,400,558	1,998,555
Class B	52,324	71,894
Class C	3,143,821	2,070,818
Total Bond	559,720,907	468,456,666
Class I	70,886,754	28,443,167
Class Z	21,379,438	2,925,269
Total	$690,311,363	$523,227,512
From net realized gain
Class A	$5,050,640	$2,146,775
Class T	600,521	193,116
Class B	17,887	13,138
Class C	809,224	303,573
Total Bond	97,033,225	47,388,889
Class I	7,167,426	2,323,382
Class Z	3,218,137	–
Total	$113,897,060	$52,368,873

 (a) Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015(a)	Year ended August 31, 2016	Year ended August 31, 2015(a)
Class A
Shares sold	79,582,385	46,571,257	$836,125,573	$499,377,221
Reinvestment of distributions	3,397,092	1,930,629	35,693,646	20,670,065
Shares redeemed	(50,390,515)	(26,903,901)	(531,503,136)	(288,269,536)
Net increase (decrease)	32,588,962	21,597,985	$340,316,083	$231,777,750
Class T
Shares sold	7,797,143	6,974,914	$81,948,331	$74,605,782
Reinvestment of distributions	371,455	199,988	3,901,602	2,136,905
Shares redeemed	(3,506,111)	(2,893,126)	(36,795,670)	(30,963,185)
Net increase (decrease)	4,662,487	4,281,776	$49,054,263	$45,779,502
Class B
Shares sold	52,386	54,717	$545,030	$586,026
Reinvestment of distributions	5,304	6,657	55,384	71,357
Shares redeemed	(371,399)	(161,541)	(3,942,186)	(1,731,933)
Net increase (decrease)	(313,709)	(100,167)	$(3,341,772)	$(1,074,550)
Class C
Shares sold	7,989,480	8,235,348	$84,112,756	$88,316,556
Reinvestment of distributions	338,212	196,619	3,555,483	2,104,956
Shares redeemed	(4,407,873)	(2,989,581)	(46,363,403)	(31,990,728)
Net increase (decrease)	3,919,819	5,442,386	$41,304,836	$58,430,784
Total Bond
Shares sold	564,396,562	1,119,099,210	$5,943,329,183	$12,023,173,893
Reinvestment of distributions	59,893,089	46,138,120	629,464,263	493,997,692
Shares redeemed	(389,085,832)	(866,846,007)	(4,072,787,679)	(9,307,894,830)
Net increase (decrease)	235,203,819	298,391,323	$2,500,005,767	$3,209,276,755
Class I
Shares sold	202,861,513	96,458,549	$2,130,458,698	$1,031,052,872
Reinvestment of distributions	7,026,236	2,698,883	73,778,315	28,838,468
Shares redeemed	(67,965,246)	(31,950,235)	(713,298,115)	(340,167,664)
Net increase (decrease)	141,922,503	67,207,197	$1,490,938,898	$719,723,676
Class Z
Shares sold	31,568,440	56,087,638	$331,880,727	$592,975,149
Reinvestment of distributions	2,342,277	276,639	24,597,125	2,920,079
Shares redeemed	(11,141,442)	(4,332,206)	(116,919,251)	(45,693,097)
Net increase (decrease)	22,769,275	52,032,071	$239,558,601	$550,202,131

 (a) Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5095 (plan accounts) or 1-877-208-0098 (all other accounts).

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.75%
Actual		$1,000.00	$1,066.60	$3.90
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class T	.76%
Actual		$1,000.00	$1,066.60	$3.95
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class C	1.51%
Actual		$1,000.00	$1,062.50	$7.83
Hypothetical-C		$1,000.00	$1,017.55	$7.66
Total Bond	.45%
Actual		$1,000.00	$1,067.20	$2.34
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,068.00	$2.60
Hypothetical-C		$1,000.00	$1,022.62	$2.54
Class Z	.36%
Actual		$1,000.00	$1,068.80	$1.87
Hypothetical-C		$1,000.00	$1,023.33	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond Fund
Class A	10/17/16	10/14/16	$0.017
Class T	10/17/16	10/14/16	$0.017
Class C	10/17/16	10/14/16	$0.017
Total Bond Fund	10/17/16	10/14/16	$0.017
Class I	10/17/16	10/14/16	$0.017
Class Z	10/17/16	10/14/16	$0.017

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $ 13,913,879, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $380,589,919 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000
Proposal 1 reflects trust wide proposal and voting results.

ATB-ANN-1016
1.804575.113

Fidelity® Total Bond Fund Annual Report August 31, 2016

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2016	Past 1 year	Past 5 years	Past 10 years
Fidelity® Total Bond Fund	6.94%	4.05%	5.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2006.

The chart shows how the value of your investment would have changed, and also shows how the Barclays® U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,822	Fidelity® Total Bond Fund
$16,115	Barclays® U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  Taxable investment-grade bonds gained solidly for the 12 months ending August 31, 2016, a volatile period marked by persistent concern about global growth, divergent global monetary policies and Brexit – the U.K.’s late-June referendum vote to leave the European Union. The Barclays U.S. Aggregate Bond Index rose 5.97% the past year, gaining significant ground in the mid-to-late stages of the period. The return primarily was driven by bond-price gains, partly as foreign investors sought the relatively higher yields and stability of U.S. fixed-income securities. Bond yields trended lower and the yield curve flattened for much of the period, especially in early 2016, soon after the U.S. Federal Reserve raised policy interest rates. Still, U.S. yields remained higher than those in most industrial countries, especially in Japan and parts of Europe, where rates largely were negative. Within the Barclays index, investment-grade corporate bonds led all major market segments by far, with a return of 9.64%. U.S. Treasuries, meanwhile, lagged many spread-based sectors, returning 5.14%. Commercial mortgage-backed securities topped the index, returning 6.72%, although most other securitized sectors fell short. Riskier, non-core fixed-income segments, including emerging-markets debt, led the broader market amid a strong surge in the period’s second half.

Comments from Lead Portfolio Manager Ford O'Neil:  For the year, the fund's share classes (excluding sales charges, if applicable) returned about 6% to 7%. Most outpaced, net of fees, the 5.97% return of the Barclays U.S. Aggregate Index. Asset allocation boosted relative performance, including out-of-benchmark positions in non-investment-grade bonds. These holdings, including high-yield corporates and leveraged loans, were some of the U.S. bond market’s best performers. The fund’s overweighted exposure to investment-grade emerging markets debt also was a plus. Our above-benchmark weighting in investment-grade corporates also added value, as did bond choices there. Within corporates, overweighted exposure to financials was opportune. Additionally, our positioning within the industrials segment was advantageous. Conversely, we had a modest misstep in the electric utilities group within corporates, owning a handful of poor performers. Among U.S. government-backed bonds, underweighting Treasury securities and agency mortgage-backed securities helped. In contrast, the fund's out-of-benchmark position in Treasury Inflation-Protected Securities (TIPS) detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	39.2%
AAA	2.0%
AA	2.1%
A	7.3%
BBB	23.2%
BB and Below	20.8%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	4.3%

As of February 29, 2016
U.S. Government and U.S. Government Agency Obligations	36.7%
AAA	2.5%
AA	2.4%
A	10.7%
BBB	27.0%
BB and Below	18.7%
Not Rated	1.0%
Equities	0.1%
Short-Term Investments and Net Other Assets	0.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2016*,**
Corporate Bonds	42.2%
U.S. Government and U.S. Government Agency Obligations	39.2%
Asset-Backed Securities	0.5%
CMOs and Other Mortgage Related Securities	4.5%
Municipal Bonds	1.8%
Stocks	0.1%
Other Investments	7.4%
Short-Term Investments and Net Other Assets (Liabilities)	4.3%

 * Foreign investments - 11.7%

 ** Futures and Swaps - 0.1%

As of February 29, 2016 *,**
Corporate Bonds	45.6%
U.S. Government and U.S. Government Agency Obligations	36.7%
Asset-Backed Securities	0.8%
CMOs and Other Mortgage Related Securities	6.0%
Municipal Bonds	2.0%
Stocks	0.1%
Other Investments	7.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.9%

 * Foreign investments - 12.6%

 ** Futures and Swaps - (0.2)%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Investments August 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 42.2%
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 0.1%
J.B. Poindexter & Co., Inc. 9% 4/1/22 (b)		$3,045,000	$3,273,375
Metalsa SA de CV 4.9% 4/24/23 (b)		1,215,000	1,230,188
Tenedora Nemak SA de CV 5.5% 2/28/23 (b)		2,660,000	2,779,700
Tenneco, Inc. 5% 7/15/26		1,700,000	1,751,000
The Goodyear Tire & Rubber Co. 5% 5/31/26		5,035,000	5,270,990
Tupy Overseas SA 6.625% 7/17/24 (b)		530,000	533,180
ZF North America Capital, Inc. 4.75% 4/29/25 (b)		5,910,000	6,271,988
			21,110,421
Automobiles - 0.9%
General Motors Co.:
3.5% 10/2/18		9,215,000	9,481,728
5.2% 4/1/45		10,682,000	11,371,833
6.25% 10/2/43		1,543,000	1,849,196
6.6% 4/1/36		9,383,000	11,569,624
6.75% 4/1/46		15,744,000	20,204,574
General Motors Financial Co., Inc.:
2.625% 7/10/17		2,955,000	2,983,046
3.15% 1/15/20		27,252,000	27,824,755
3.2% 7/13/20		20,200,000	20,649,430
3.25% 5/15/18		4,810,000	4,902,203
3.5% 7/10/19		10,761,000	11,089,985
4% 1/15/25		18,085,000	18,411,217
4.2% 3/1/21		26,269,000	27,718,629
4.25% 5/15/23		5,420,000	5,674,014
4.375% 9/25/21		47,963,000	51,154,266
4.75% 8/15/17		5,050,000	5,202,480
			230,086,980
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (b)		4,340,000	3,849,059
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19		1,206,000	1,242,397
4.25% 6/15/23		8,466,000	9,311,753
			10,554,150
Hotels, Restaurants & Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (b)		5,650,000	4,618,875
Aramark Services, Inc.:
4.75% 6/1/26 (b)		2,520,000	2,532,852
5.125% 1/15/24 (b)		2,520,000	2,612,925
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		5,205,000	5,203,386
FelCor Lodging LP 5.625% 3/1/23		135,000	138,713
GLP Capital LP/GLP Financing II, Inc.:
4.375% 4/15/21		2,820,000	2,975,890
5.375% 4/15/26		880,000	961,400
Hilton Escrow Issuer LLC 4.25% 9/1/24 (b)		4,760,000	4,849,250
KFC Holding Co./Pizza Hut Holding LLC:
5% 6/1/24 (b)		1,790,000	1,877,209
5.25% 6/1/26 (b)		1,790,000	1,901,875
McDonald's Corp.:
2.75% 12/9/20		3,638,000	3,785,743
3.7% 1/30/26		9,591,000	10,364,802
4.7% 12/9/35		4,951,000	5,679,654
4.875% 12/9/45		7,770,000	9,191,079
MCE Finance Ltd. 5% 2/15/21 (b)		13,400,000	13,514,811
MGM Growth Properties Operating Partnership LP 4.5% 9/1/26 (b)		2,835,000	2,833,228
NCL Corp. Ltd. 4.625% 11/15/20 (b)		4,910,000	4,963,470
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		540,000	549,450
Scientific Games Corp.:
6.625% 5/15/21		8,310,000	6,170,175
7% 1/1/22 (b)		2,375,000	2,523,438
10% 12/1/22		5,680,000	5,254,000
Speedway Motorsports, Inc. 5.125% 2/1/23		3,315,000	3,422,738
Times Square Hotel Trust 8.528% 8/1/26 (b)		700,196	825,258
Wynn Macau Ltd. 5.25% 10/15/21 (b)		31,195,000	31,584,938
			128,335,159
Household Durables - 0.3%
CalAtlantic Group, Inc.:
5.25% 6/1/26		4,630,000	4,699,450
5.875% 11/15/24		1,775,000	1,917,000
Lennar Corp.:
4.75% 4/1/21		4,845,000	5,198,685
4.875% 12/15/23		3,435,000	3,598,163
M/I Homes, Inc. 6.75% 1/15/21		4,265,000	4,456,925
Meritage Homes Corp. 6% 6/1/25		1,905,000	2,028,825
PulteGroup, Inc.:
4.25% 3/1/21		7,545,000	7,926,928
5% 1/15/27		2,625,000	2,684,063
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
4.1271% 7/15/21 (b)(c)		3,930,000	3,988,950
5.125% 7/15/23 (b)		5,170,000	5,363,875
5.75% 10/15/20		2,935,000	3,026,719
8.25% 2/15/21 (c)		3,885,000	4,040,400
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		1,495,000	1,562,275
TRI Pointe Homes, Inc.:
4.375% 6/15/19		570,000	585,675
5.875% 6/15/24		415,000	433,675
William Lyon Homes, Inc.:
5.75% 4/15/19		6,175,000	6,283,063
7% 8/15/22		12,090,000	12,482,925
			70,277,596
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.875% 2/15/25		1,865,000	2,023,525
Zayo Group LLC/Zayo Capital, Inc. 6.375% 5/15/25		6,400,000	6,753,344
			8,776,869
Media - 2.7%
21st Century Fox America, Inc.:
6.15% 3/1/37		4,759,000	6,095,955
6.15% 2/15/41		23,838,000	30,924,584
7.75% 12/1/45		3,932,000	5,975,547
Altice SA 7.75% 5/15/22 (b)		38,580,000	41,063,588
Altice U.S. Finance SA:
5.375% 7/15/23 (b)		2,560,000	2,678,400
5.5% 5/15/26 (b)		5,035,000	5,311,925
AMC Networks, Inc. 5% 4/1/24		2,950,000	3,023,750
Anna Merger Sub, Inc. 7.75% 10/1/22 (b)		1,270,000	1,173,163
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	705,004
Cablevision SA 6.5% 6/15/21 (b)		585,000	609,863
Cablevision Systems Corp. 7.75% 4/15/18		2,110,000	2,252,425
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23		1,130,000	1,186,500
5.125% 5/1/23 (b)		5,910,000	6,218,443
5.5% 5/1/26 (b)		6,210,000	6,574,838
5.75% 2/15/26 (b)		3,370,000	3,605,900
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (b)		20,419,000	22,137,953
4.908% 7/23/25 (b)		20,419,000	22,513,663
6.484% 10/23/45 (b)		6,023,000	7,401,002
Clear Channel Communications, Inc.:
5.5% 12/15/16		8,895,000	8,717,100
9% 12/15/19		1,875,000	1,516,406
10% 1/15/18		3,050,000	1,898,625
Columbus International, Inc. 7.375% 3/30/21 (b)		21,264,000	22,752,480
Comcast Corp.:
3.6% 3/1/24		24,000,000	26,344,656
4.6% 8/15/45		33,362,000	39,272,879
6.45% 3/15/37		2,196,000	3,082,639
CSC Holdings LLC 6.75% 11/15/21		8,225,000	8,780,188
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,790,145
6.35% 6/1/40		6,392,000	6,766,309
DISH DBS Corp.:
5.125% 5/1/20		3,590,000	3,715,650
7.75% 7/1/26 (b)		3,800,000	4,054,562
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (b)		1,820,000	1,879,150
4.875% 4/11/22 (b)		565,000	588,306
5.307% 5/11/22 (Reg. S) (d)		640,000	651,200
Grupo Televisa SA de CV:
6.125% 1/31/46		515,000	614,551
6.625% 3/18/25		790,000	978,033
iHeartCommunications, Inc. 10.625% 3/15/23		1,765,000	1,301,688
Lagardere S.C.A. 2.75% 4/13/23 Reg. S	EUR	2,500,000	2,947,083
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (b)		1,750,000	1,872,500
MDC Partners, Inc. 6.5% 5/1/24 (b)		5,960,000	5,662,000
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)		15,920,000	16,119,000
Myriad International Holding BV 5.5% 7/21/25 (b)		1,490,000	1,571,950
National CineMedia LLC 5.75% 8/15/26 (b)		2,475,000	2,539,969
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,095,749
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		4,245,326	1,908,628
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (b)		1,460,000	1,556,725
Sirius XM Radio, Inc. 5.375% 7/15/26 (b)		2,310,000	2,376,413
SKY PLC 2.25% 11/17/25 (Reg. S)	EUR	2,650,000	3,242,492
Thomson Reuters Corp.:
1.3% 2/23/17		3,690,000	3,695,616
3.85% 9/29/24		11,394,000	12,203,658
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,612,950
4.5% 9/15/42		54,497,000	52,723,504
5.5% 9/1/41		12,973,000	14,078,079
5.85% 5/1/17		3,419,000	3,518,165
5.875% 11/15/40		16,544,000	18,454,154
6.55% 5/1/37		38,302,000	46,216,687
6.75% 7/1/18		13,763,000	14,998,298
7.3% 7/1/38		38,728,000	50,296,092
8.25% 4/1/19		24,391,000	28,187,825
Time Warner, Inc.:
3.6% 7/15/25		6,406,000	6,860,634
6.2% 3/15/40		11,792,000	15,226,444
6.5% 11/15/36		9,243,000	12,011,907
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		2,700,000	2,193,750
7.625% 9/18/20 (Reg S.)		575,000	425,500
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5% 1/15/25 (b)		2,920,000	3,044,100
Univision Communications, Inc.:
5.125% 5/15/23 (b)		3,000,000	3,120,000
5.125% 2/15/25 (b)		2,805,000	2,931,225
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,495,267
Virgin Media Secured Finance PLC:
5.5% 1/15/25 (b)		2,500,000	2,568,750
5.5% 8/15/26 (b)		5,450,000	5,695,250
VTR Finance BV 6.875% 1/15/24 (b)		2,680,000	2,813,196
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		8,315,000	8,751,538
13.375% 10/15/19		2,205,000	2,353,838
WMG Acquisition Corp.:
6% 1/15/21 (b)		1,585,000	1,644,438
6.75% 4/15/22 (b)		6,906,000	7,320,360
Ziggo Bond Finance BV 5.875% 1/15/25 (b)		3,100,000	3,115,500
			704,606,304
Multiline Retail - 0.2%
JC Penney Corp., Inc.:
5.65% 6/1/20		28,475,000	28,332,625
5.875% 7/1/23 (b)		4,084,000	4,261,246
7.4% 4/1/37		13,550,000	12,195,000
8.125% 10/1/19		3,190,000	3,433,238
			48,222,109
Specialty Retail - 0.1%
L Brands, Inc.:
6.75% 7/1/36		5,950,000	6,393,275
6.875% 11/1/35		2,175,000	2,376,188
Sally Holdings LLC 5.625% 12/1/25		4,435,000	4,803,105
			13,572,568
Textiles, Apparel & Luxury Goods - 0.0%
Christian Dior SA 0.75% 6/24/21	EUR	1,100,000	1,240,816

TOTAL CONSUMER DISCRETIONARY			1,240,632,031

CONSUMER STAPLES - 2.5%
Beverages - 0.9%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21		38,614,000	39,792,075
3.3% 2/1/23		41,589,000	43,640,086
4.7% 2/1/36		42,171,000	48,879,984
4.9% 2/1/46		45,032,000	54,455,396
Constellation Brands, Inc.:
3.875% 11/15/19		2,360,000	2,483,900
4.25% 5/1/23		5,205,000	5,553,084
6% 5/1/22		21,795,000	25,282,200
SABMiller Holdings, Inc. 3.75% 1/15/22 (b)		10,217,000	11,110,426
			231,197,151
Food & Staples Retailing - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
5.75% 3/15/25 (b)		4,430,000	4,585,050
6.625% 6/15/24 (b)		2,215,000	2,378,024
Albertsons, Inc.:
6.625% 6/1/28		705,000	657,413
7.45% 8/1/29		645,000	635,325
7.75% 6/15/26		765,000	772,650
8% 5/1/31		660,000	669,900
8.7% 5/1/30		560,000	571,200
Arcor SAIC 6% 7/6/23 (b)		765,000	821,228
C&S Group Enterprises LLC 5.375% 7/15/22 (b)		835,000	814,125
CVS Health Corp.:
2.8% 7/20/20		15,202,000	15,832,016
3.5% 7/20/22		8,944,000	9,605,123
4% 12/5/23		8,525,000	9,431,531
ESAL GmbH 6.25% 2/5/23 (b)		16,640,000	16,806,400
FAGE International SA/FAGE U.S.A. Dairy Industry, Inc. 5.625% 8/15/26 (b)		1,105,000	1,142,294
Minerva Luxembourg SA:
7.75% 1/31/23 (b)		12,999,000	13,671,048
7.75% 1/31/23 (Reg. S)		1,705,000	1,793,149
Tesco PLC:
5% 3/24/23	GBP	1,100,000	1,599,960
6.125% 2/24/22	GBP	750,000	1,141,180
6.15% 11/15/37 (b)		14,035,000	14,284,262
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (b)		5,155,000	4,626,613
U.S. Foods, Inc. 5.875% 6/15/24 (b)		2,345,000	2,456,388
Walgreens Boots Alliance, Inc.:
1.75% 11/17/17		3,756,000	3,777,969
2.7% 11/18/19		8,473,000	8,743,297
3.3% 11/18/21		10,050,000	10,615,112
			127,431,257
Food Products - 0.2%
Barry Callebaut Services NV 2.375% 5/24/24 (Reg. S)	EUR	975,000	1,156,896
ConAgra Foods, Inc. 1.9% 1/25/18		4,611,000	4,642,959
Gruma S.A.B. de CV 4.875% 12/1/24 (b)		625,000	697,656
JBS Investments GmbH:
7.25% 4/3/24 (b)		13,260,000	14,035,710
7.75% 10/28/20 (b)		4,750,000	5,046,875
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)		6,410,000	6,618,325
7.25% 6/1/21 (b)		2,730,000	2,825,550
7.25% 6/1/21 (b)		2,200,000	2,277,000
8.25% 2/1/20 (b)		1,510,000	1,570,400
MHP SA 8.25% 4/2/20 (b)		955,000	914,604
			39,785,975
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (b)		11,815,000	12,317,138
Tobacco - 0.9%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	10,037,539
4% 1/31/24		6,408,000	7,191,365
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (b)		19,975,000	20,089,457
2.05% 7/20/18 (b)		8,743,000	8,822,159
2.95% 7/21/20 (b)		20,000,000	20,647,500
3.75% 7/21/22 (b)		23,400,000	24,823,001
4.25% 7/21/25 (b)		18,467,000	20,212,926
Reynolds American, Inc.:
2.3% 6/12/18		7,358,000	7,473,491
3.25% 6/12/20		3,274,000	3,446,209
4% 6/12/22		11,386,000	12,466,987
4.45% 6/12/25		14,753,000	16,556,038
5.7% 8/15/35		4,237,000	5,264,095
5.85% 8/15/45		35,690,000	46,544,578
6.15% 9/15/43		4,511,000	6,043,549
7.25% 6/15/37		5,056,000	6,978,094
Vector Group Ltd. 7.75% 2/15/21		10,720,000	11,336,400
			227,933,388

TOTAL CONSUMER STAPLES			638,664,909

ENERGY - 7.9%
Energy Equipment & Services - 0.6%
DCP Midstream LLC:
4.75% 9/30/21 (b)		11,333,000	11,163,005
5.35% 3/15/20 (b)		8,816,000	8,948,240
5.85% 5/21/43 (b)(c)		6,758,000	5,169,870
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21		18,884,000	20,513,425
6.5% 4/1/20		738,000	824,599
Ensco PLC:
4.5% 10/1/24		650,000	462,722
5.2% 3/15/25		14,770,000	10,634,400
5.75% 10/1/44		7,801,000	4,797,615
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,009,375
6% 10/1/22		995,000	920,375
Forbes Energy Services Ltd. 9% 6/15/19 (e)		8,236,000	2,306,080
Forum Energy Technologies, Inc. 6.25% 10/1/21		3,780,000	3,581,550
Halliburton Co.:
3.8% 11/15/25		9,790,000	10,118,229
4.85% 11/15/35		8,550,000	9,132,229
5% 11/15/45		11,714,000	12,894,888
Hornbeck Offshore Services, Inc.:
5% 3/1/21		1,345,000	770,013
5.875% 4/1/20		1,850,000	1,128,500
Noble Holding International Ltd.:
5% 3/16/18 (c)		1,187,000	1,167,118
6.95% 4/1/25 (c)		7,570,000	6,169,550
7.95% 4/1/45 (c)		7,307,000	5,334,110
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,305,000
Pride International, Inc. 6.875% 8/15/20		4,340,000	4,263,573
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		1,305,000	1,463,297
Transocean, Inc.:
3.75% 10/15/17 (d)		1,000,000	997,500
5.55% 12/15/16 (c)		7,572,000	7,628,790
6.8% 3/15/38		2,255,000	1,460,113
7.5% 4/15/31		900,000	632,250
Weatherford International Ltd.:
7.75% 6/15/21		2,835,000	2,806,650
8.25% 6/15/23		3,805,000	3,739,858
			143,342,924
Oil, Gas & Consumable Fuels - 7.3%
Afren PLC:
6.625% 12/9/20 (b)(e)		1,341,775	134
10.25% 4/8/19 (Reg. S) (e)		2,024,860	202
American Energy-Permian Basin LLC/AEPB Finance Corp. 7.2591% 8/1/19 (b)(c)		2,113,000	1,362,885
Anadarko Finance Co. 7.5% 5/1/31		15,903,000	19,273,991
Anadarko Petroleum Corp.:
4.85% 3/15/21		6,730,000	7,159,603
5.55% 3/15/26		13,807,000	15,273,138
6.375% 9/15/17		3,001,000	3,139,091
6.6% 3/15/46		22,460,000	26,736,317
Antero Resources Corp.:
5.125% 12/1/22		10,555,000	10,423,063
5.625% 6/1/23 (Reg. S)		4,310,000	4,320,775
Antero Resources Finance Corp. 5.375% 11/1/21		3,675,000	3,679,594
BP Capital Markets PLC:
2.315% 2/13/20		37,777,000	38,583,237
3.535% 11/4/24		15,450,000	16,492,072
3.814% 2/10/24		21,032,000	22,892,512
4.5% 10/1/20		5,954,000	6,573,948
4.742% 3/11/21		8,800,000	9,951,058
Canadian Natural Resources Ltd.:
1.75% 1/15/18		6,049,000	6,025,693
3.9% 2/1/25		24,997,000	25,182,103
Cenovus Energy, Inc. 5.7% 10/15/19		16,926,000	18,180,640
Cheniere Corpus Christi Holdings LLC 7% 6/30/24 (b)		4,155,000	4,445,850
Chesapeake Energy Corp.:
5.75% 3/15/23		900,000	690,188
6.125% 2/15/21		3,895,000	3,252,325
8% 12/15/22 (b)		7,205,000	6,862,763
Citgo Holding, Inc. 10.75% 2/15/20 (b)		1,850,000	1,895,094
Citgo Petroleum Corp. 6.25% 8/15/22 (b)		4,145,000	4,020,650
Columbia Pipeline Group, Inc.:
2.45% 6/1/18		3,149,000	3,164,096
3.3% 6/1/20		15,490,000	16,031,081
4.5% 6/1/25		4,707,000	5,090,032
5.8% 6/1/45		5,906,000	7,112,318
Concho Resources, Inc. 5.5% 4/1/23		3,145,000	3,247,213
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,203,776
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		6,110,000	5,332,930
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	5,901,785
2.7% 4/1/19		14,993,000	14,524,469
3.875% 3/15/23		5,532,000	5,255,400
Denbury Resources, Inc. 4.625% 7/15/23		4,460,000	2,876,700
Duke Energy Field Services 6.45% 11/3/36 (b)		13,741,000	13,294,418
EDC Finance Ltd. 4.875% 4/17/20 (b)		3,120,000	3,127,800
El Paso Corp. 6.5% 9/15/20		16,140,000	18,045,117
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,195,691
Empresa Nacional de Petroleo 4.375% 10/30/24 (b)		9,045,000	9,672,072
Enable Midstream Partners LP:
2.4% 5/15/19		4,028,000	3,934,909
3.9% 5/15/24		4,249,000	3,997,952
Enbridge Energy Partners LP:
4.2% 9/15/21		13,331,000	13,757,819
4.375% 10/15/20		11,319,000	11,793,843
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (b)		8,190,000	8,210,475
Energy Transfer Equity LP:
5.5% 6/1/27		4,210,000	4,220,525
5.875% 1/15/24		3,025,000	3,100,625
Enterprise Products Operating LP:
2.55% 10/15/19		2,971,000	3,042,637
3.75% 2/15/25		9,982,000	10,430,122
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23		1,920,000	1,051,200
7.75% 9/1/22		965,000	528,338
9.375% 5/1/20		5,212,000	3,361,740
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		1,425,000	1,492,688
Gibson Energy, Inc. 6.75% 7/15/21 (b)		1,935,000	1,964,025
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		4,045,000	3,640,500
7% 6/15/23		9,200,000	8,372,000
Halcon Resources Corp. 8.625% 2/1/20 (b)		7,035,000	6,683,250
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (b)		1,305,000	1,265,850
5.75% 10/1/25 (b)		2,135,000	2,092,300
Indo Energy Finance BV 7% 5/7/18 (b)		600,000	513,000
Jupiter Resources, Inc. 8.5% 10/1/22 (b)		885,000	699,150
Kinder Morgan Energy Partners LP:
2.65% 2/1/19		1,711,000	1,731,511
3.5% 3/1/21		11,339,000	11,712,178
3.95% 9/1/22		14,085,000	14,578,581
4.25% 9/1/24		3,263,000	3,358,723
5.5% 3/1/44		42,953,000	43,609,451
6.55% 9/15/40		1,889,000	2,051,786
Kinder Morgan, Inc.:
2% 12/1/17		5,467,000	5,472,609
3.05% 12/1/19		5,004,000	5,137,752
5% 2/15/21 (b)		10,606,000	11,483,689
5.05% 2/15/46		4,854,000	4,656,496
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		1,045,000	1,003,200
7.875% 8/1/21 (b)		650,000	624,000
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,338,139
Motiva Enterprises LLC 5.75% 1/15/20 (b)		4,187,000	4,606,416
MPLX LP 4% 2/15/25		2,532,000	2,473,141
Nakilat, Inc. 6.067% 12/31/33 (b)		1,975,000	2,385,603
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		2,940,000	2,991,450
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (b)		2,780,000	2,585,956
Pacific Exploration and Production Corp. 12% 12/22/16		1,204,000	1,059,520
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (b)(e)		6,806,000	1,191,050
Pan American Energy LLC 7.875% 5/7/21 (b)		2,808,000	3,015,090
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		6,170,000	5,969,475
Pemex Project Funding Master Trust 6.625% 6/15/35		5,185,000	5,613,800
Petro-Canada 6.05% 5/15/18		3,850,000	4,122,703
Petrobras Global Finance BV:
2.8201% 1/15/19 (c)		4,360,000	4,169,250
3% 1/15/19		4,545,000	4,386,834
4.375% 5/20/23		20,096,000	17,525,902
4.875% 3/17/20		38,750,000	37,975,000
5.625% 5/20/43		18,504,000	14,271,210
6.25% 3/17/24		21,380,000	20,793,119
8.375% 5/23/21		54,810,000	58,972,820
8.75% 5/23/26		50,000,000	54,885,000
Petrobras International Finance Co. Ltd.:
3.25% 4/1/19	EUR	1,500,000	1,647,860
5.375% 1/27/21		44,755,000	43,132,631
5.75% 1/20/20		16,140,000	16,323,350
6.875% 1/20/40		3,100,000	2,766,750
7.875% 3/15/19		3,011,000	3,213,339
Petroleos de Venezuela SA:
5.375% 4/12/27		2,050,000	738,000
5.5% 4/12/37		655,000	232,525
6% 5/16/24 (b)		2,085,000	771,450
6% 11/15/26 (b)		1,755,000	636,188
8.5% 11/2/17 (b)		14,400,000	10,548,000
9.75% 5/17/35 (b)		2,920,000	1,376,780
12.75% 2/17/22 (b)		1,485,000	861,300
Petroleos Mexicanos:
3.125% 1/23/19		1,776,000	1,799,088
3.5% 7/18/18		14,963,000	15,301,164
3.5% 7/23/20		13,960,000	14,134,500
3.5% 1/30/23		12,689,000	12,331,170
4.5% 1/23/26		46,043,000	46,112,065
4.875% 1/24/22		11,642,000	12,126,307
4.875% 1/18/24		13,872,000	14,392,200
5.125% 3/15/23 (Reg. S)	EUR	4,600,000	5,791,695
5.5% 2/4/19 (b)		1,105,000	1,174,063
5.5% 1/21/21		12,189,000	13,151,931
5.5% 6/27/44		36,194,000	34,384,300
5.625% 1/23/46		35,710,000	34,499,431
6% 3/5/20		6,145,000	6,724,166
6.375% 2/4/21 (b)		785,000	869,231
6.375% 1/23/45		29,382,000	30,942,184
6.5% 6/2/41		27,182,000	28,815,638
6.625% (b)(f)		4,175,000	4,112,375
6.875% 8/4/26 (b)		41,910,000	48,720,375
8% 5/3/19		8,600,000	9,730,900
Phillips 66 Co.:
4.3% 4/1/22		12,618,000	13,899,408
4.875% 11/15/44		34,230,000	38,340,167
Phillips 66 Partners LP 2.646% 2/15/20		1,316,000	1,324,472
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,272,238
6.125% 1/15/17		6,185,000	6,286,211
PT Pertamina Persero:
4.875% 5/3/22 (b)		595,000	640,158
5.25% 5/23/21 (b)		815,000	887,360
5.625% 5/20/43 (b)		300,000	315,715
6% 5/3/42 (b)		645,000	710,249
6.5% 5/27/41 (b)		2,450,000	2,850,916
Rice Energy, Inc.:
6.25% 5/1/22		14,590,000	14,954,750
7.25% 5/1/23		8,289,000	8,662,005
Sabine Pass Liquefaction LLC:
5.625% 2/1/21 (c)		9,170,000	9,628,500
5.625% 3/1/25		12,415,000	13,128,863
5.75% 5/15/24		7,045,000	7,485,313
5.875% 6/30/26 (b)		3,800,000	4,066,000
Shell International Finance BV:
3.25% 5/11/25		20,000,000	21,235,500
4.375% 5/11/45		20,000,000	22,017,380
Sinopec Group Overseas Development 2012 Ltd. 3.9% 5/17/22		2,750,000	2,974,078
SM Energy Co. 6.5% 11/15/21		3,345,000	3,311,550
Southwestern Energy Co.:
5.8% 1/23/20 (c)		92,397,000	92,397,000
6.7% 1/23/25 (c)		34,312,000	35,255,580
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	332,731
Spectra Energy Partners LP:
2.95% 9/25/18		1,960,000	1,995,782
4.6% 6/15/21		2,694,000	2,907,392
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (b)		3,405,000	3,456,416
6.25% 4/15/21 (b)		3,260,000	3,357,800
6.375% 4/1/23 (b)		3,035,000	3,126,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/18		2,000,000	2,040,000
5.25% 5/1/23		685,000	695,275
6.75% 3/15/24 (b)		4,420,000	4,696,250
Teine Energy Ltd. 6.875% 9/30/22 (b)		6,310,000	6,325,775
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19		220,000	234,300
5.875% 10/1/20		255,000	262,013
6.125% 10/15/21		735,000	769,913
6.25% 10/15/22		1,940,000	2,053,490
The Williams Companies, Inc.:
3.7% 1/15/23		14,510,000	14,074,700
4.55% 6/24/24		93,426,000	95,528,085
5.75% 6/24/44		19,187,000	19,714,643
Transportadora de Gas del Sur SA:
7.875% 5/14/17 (Reg. S)		100,000	100,650
9.625% 5/14/20 (b)		3,668,817	3,925,634
Western Gas Partners LP:
4.65% 7/1/26		4,876,000	5,055,929
5.375% 6/1/21		24,990,000	27,140,764
Whiting Petroleum Corp. 6.5% 10/1/18		1,585,000	1,517,638
Williams Partners LP:
3.6% 3/15/22		10,817,000	10,797,605
3.9% 1/15/25		26,667,000	26,516,865
4% 11/15/21		6,716,000	6,907,366
4% 9/15/25		3,000,000	3,001,728
4.125% 11/15/20		2,399,000	2,487,480
4.3% 3/4/24		40,932,000	41,903,275
4.5% 11/15/23		7,325,000	7,599,717
WPX Energy, Inc.:
5.25% 9/15/24		3,240,000	2,988,900
6% 1/15/22		2,480,000	2,411,800
7.5% 8/1/20		6,710,000	6,890,331
YPF SA:
8.5% 3/23/21 (b)		4,220,000	4,557,600
8.75% 4/4/24 (b)		4,140,000	4,440,150
8.875% 12/19/18 (Reg. S)		2,150,000	2,351,025
Zhaikmunai International BV 7.125% 11/13/19 (b)		4,140,000	3,860,550
			1,882,426,217

TOTAL ENERGY			2,025,769,141

FINANCIALS - 16.1%
Banks - 6.0%
Akbank T.A.S. 6.5% 3/9/18 (Reg. S)		3,100,000	3,228,495
Allied Irish Banks PLC 4.125% 11/26/25 (Reg. S) (c)	EUR	1,600,000	1,695,484
Banco de Bogota SA 6.25% 5/12/26 (b)		690,000	733,125
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		1,295,000	1,327,375
Banco Espirito Santo SA 4% 1/21/19 (Reg. S) (e)	EUR	1,300,000	333,520
Banco Hipotecario SA 9.75% 11/30/20 (b)		2,675,000	3,039,469
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (b)		10,570,000	10,543,575
4% 4/14/19 (b)		12,855,000	13,024,686
5.75% 9/26/23 (b)		10,130,000	10,813,775
6.369% 6/16/18 (b)		13,935,000	14,579,494
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (b)		3,720,000	3,734,568
Bank of America Corp.:
2% 1/11/18		50,000,000	50,302,000
2.25% 4/21/20		66,694,000	67,209,745
2.6% 1/15/19		8,068,000	8,246,222
3.3% 1/11/23		901,000	935,891
3.5% 4/19/26		17,610,000	18,380,191
3.875% 8/1/25		11,647,000	12,475,451
3.95% 4/21/25		27,638,000	28,765,713
4% 1/22/25		6,663,000	6,938,462
4.1% 7/24/23		11,481,000	12,467,011
4.2% 8/26/24		40,532,000	42,992,455
4.25% 10/22/26		14,724,000	15,616,201
4.45% 3/3/26		2,949,000	3,173,198
5.65% 5/1/18		8,780,000	9,344,141
5.75% 12/1/17		21,955,000	23,083,926
5.875% 1/5/21		6,530,000	7,523,226
Bank of Ireland 4.25% 6/11/24 (Reg. S) (c)	EUR	3,050,000	3,403,041
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		905,000	891,606
Barclays Bank PLC 4.25% 1/12/22	GBP	4,000,000	6,196,461
Barclays PLC:
2.75% 11/8/19		12,249,000	12,347,617
3.25% 1/12/21		21,116,000	21,519,189
4.375% 1/12/26		25,086,000	26,189,784
BBVA Bancomer SA 7.25% 4/22/20 (b)		975,000	1,082,250
Biz Finance PLC 9.625% 4/27/22 (Reg. S)		500,000	491,350
BPCE SA 5.7% 10/22/23 (b)		2,965,000	3,245,302
Capital One NA 2.95% 7/23/21		18,827,000	19,442,398
Citigroup, Inc.:
1.8% 2/5/18		33,287,000	33,408,131
1.85% 11/24/17		33,365,000	33,508,336
2.4% 2/18/20		60,588,000	61,378,916
2.65% 10/26/20		20,000,000	20,486,640
4.05% 7/30/22		5,303,000	5,640,435
4.4% 6/10/25		40,790,000	43,231,853
4.45% 9/29/27		10,000,000	10,539,380
5.125% 12/12/18	GBP	910,000	1,287,725
5.5% 9/13/25		4,478,000	5,073,037
Citizens Bank NA 2.55% 5/13/21		6,564,000	6,679,914
Citizens Financial Group, Inc. 4.15% 9/28/22 (b)		15,987,000	16,525,346
Commonwealth Bank of Australia 2% 4/22/27 (Reg. S) (c)	EUR	2,700,000	2,997,807
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20		19,455,000	19,507,801
3.75% 3/26/25		19,450,000	19,481,276
3.8% 9/15/22		30,700,000	31,325,359
3.8% 6/9/23 (b)		36,648,000	37,177,967
Discover Bank:
4.2% 8/8/23		17,852,000	19,124,062
7% 4/15/20		2,030,000	2,303,879
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		1,165,000	1,211,717
Fifth Third Bancorp:
4.5% 6/1/18		798,000	835,304
8.25% 3/1/38		4,667,000	7,058,193
Finansbank A/S 6.25% 4/30/19 (b)		235,000	247,338
GTB Finance BV 6% 11/8/18 (b)		3,755,000	3,736,225
HBOS PLC 6.75% 5/21/18 (b)		6,067,000	6,490,222
HSBC Holdings PLC 4.25% 3/14/24		6,192,000	6,446,089
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,126,413
HSBK BV:
7.25% 5/3/17 (b)		1,770,000	1,818,817
7.25% 5/3/17 (Reg. S)		250,000	256,895
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,320,451
International Bank of Azerbaijan OJSC 5.625% 6/11/19 (Reg. S)		1,250,000	1,228,625
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		5,800,000	5,471,523
5.71% 1/15/26 (b)		28,396,000	27,817,119
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		1,850,000	1,872,755
5.5% 8/6/22 (b)		1,155,000	1,186,878
6.2% 12/21/21 (Reg. S)		980,000	1,041,250
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,635,138
2% 8/15/17		11,000,000	11,086,075
2.2% 10/22/19		7,268,000	7,390,270
2.25% 1/23/20		40,000,000	40,538,480
2.35% 1/28/19		6,857,000	6,998,460
2.95% 10/1/26		7,120,000	7,163,923
3.25% 9/23/22		18,423,000	19,336,799
3.875% 9/10/24		35,791,000	37,778,761
4.125% 12/15/26		43,776,000	46,914,126
4.25% 10/15/20		6,995,000	7,612,540
4.35% 8/15/21		20,267,000	22,345,948
4.5% 1/24/22		22,046,000	24,412,352
4.625% 5/10/21		6,879,000	7,626,630
4.95% 3/25/20		22,079,000	24,347,021
JSC BGEO Group 6% 7/26/23 (b)		1,960,000	2,011,940
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (b)		790,000	855,570
Nacional Financiera SNC 3.375% 11/5/20 (b)		1,105,000	1,147,543
OJSC Russian Agricultural Bank 7.75% 5/29/18 (Issued by RSHB Capital SA for OJSC Russian Agricultural Bank) (b)		1,000,000	1,073,500
Rabobank Nederland 4.375% 8/4/25		25,937,000	27,444,355
Regions Bank 6.45% 6/26/37		24,618,000	29,994,399
Regions Financial Corp. 3.2% 2/8/21		11,916,000	12,353,889
Royal Bank of Canada 4.65% 1/27/26		21,308,000	23,434,879
Royal Bank of Scotland Group PLC:
2.5% 3/22/23 (Reg. S)	EUR	2,850,000	3,256,458
3.625% 3/25/24 (Reg. S) (c)	EUR	2,850,000	3,172,083
4.8% 4/5/26		50,452,000	52,792,872
5.125% 5/28/24		64,006,000	64,758,647
6% 12/19/23		25,897,000	27,392,189
6.1% 6/10/23		31,961,000	33,937,276
6.125% 12/15/22		42,557,000	45,451,599
Royal Bank of Scotland PLC 6.934% 4/9/18	EUR	1,250,000	1,521,900
RSHB Capital SA 5.298% 12/27/17 (b)		1,225,000	1,257,218
SB Capital SA 5.5% 2/26/24 (b)(c)		1,585,000	1,577,075
Turkiye Garanti Bankasi A/S 4% 9/13/17 (b)		350,000	352,265
Turkiye Halk Bankasi A/S:
3.875% 2/5/20 (b)		850,000	818,678
4.75% 6/4/19 (b)		980,000	977,362
Turkiye Is Bankasi A/S:
3.75% 10/10/18 (b)		535,000	530,319
5.5% 4/21/19 (b)		415,000	424,711
Turkiye Vakiflar Bankasi TAO 6.875% 2/3/25 (Reg. S) (c)		1,275,000	1,278,188
UniCredit Luxembourg 6% 10/31/17 (Reg. S)		3,550,000	3,638,629
Wachovia Corp. 5.75% 6/15/17		2,933,000	3,035,986
Wells Fargo & Co. 4.48% 1/16/24		4,804,000	5,320,512
Zenith Bank PLC 6.25% 4/22/19 (b)		4,870,000	4,712,115
			1,546,868,755
Capital Markets - 3.1%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		19,025,000	18,987,140
4.25% 2/15/24		14,661,000	15,448,442
Argos Merger Sub, Inc. 7.125% 3/15/23 (b)		7,410,000	7,789,763
Credit Suisse AG 6% 2/15/18		18,058,000	19,011,354
Credit Suisse Group AG 5.75% 9/18/25 (Reg. S) (c)	EUR	1,250,000	1,523,095
Deutsche Bank AG:
4.5% 4/1/25		80,571,000	76,077,797
4.5% 5/19/26	EUR	1,100,000	1,187,072
Deutsche Bank AG London Branch:
1.875% 2/13/18		37,777,000	37,583,695
2.85% 5/10/19		47,570,000	47,723,746
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,122,630
2.55% 10/23/19		33,080,000	33,814,442
2.625% 1/31/19		50,400,000	51,691,450
2.9% 7/19/18		17,494,000	17,935,234
4.25% 10/21/25		20,000,000	21,214,920
5.25% 7/27/21		17,105,000	19,416,535
5.625% 1/15/17		3,200,000	3,249,821
5.95% 1/18/18		4,975,000	5,271,983
Lazard Group LLC:
4.25% 11/14/20		10,151,000	10,757,563
6.85% 6/15/17		1,263,000	1,311,242
Morgan Stanley:
1.875% 1/5/18		16,953,000	17,037,545
2.125% 4/25/18		12,586,000	12,711,772
2.8% 6/16/20		30,000,000	30,844,470
3.125% 7/27/26		30,000,000	30,175,320
3.7% 10/23/24		24,714,000	26,187,399
4.875% 11/1/22		26,240,000	29,084,075
5% 11/24/25		3,189,000	3,554,664
5.5% 1/26/20		88,000,000	97,855,912
5.625% 9/23/19		12,714,000	14,131,802
5.75% 1/25/21		19,879,000	22,785,031
6.625% 4/1/18		16,118,000	17,365,743
UBS AG Stamford Branch:
1.375% 6/1/17		12,643,000	12,646,793
1.8% 3/26/18		24,142,000	24,276,857
UBS Group Funding Ltd. 4.125% 9/24/25 (b)		18,881,000	19,877,841
			790,653,148
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22		4,940,000	5,125,250
4.25% 7/1/20		3,025,000	3,176,250
4.5% 5/15/21		1,550,000	1,635,250
4.625% 7/1/22		2,685,000	2,849,456
Ally Financial, Inc. 4.25% 4/15/21		17,390,000	17,911,700
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,764,207
Credito Real S.A.B. de CV:
7.25% 7/20/23 (b)		790,000	803,430
7.5% 3/13/19 (b)		1,140,000	1,189,020
Discover Financial Services:
3.85% 11/21/22		25,882,000	26,751,169
3.95% 11/6/24		14,738,000	15,162,204
5.2% 4/27/22		12,545,000	13,750,562
6.45% 6/12/17		10,366,000	10,734,491
Ford Motor Credit Co. LLC:
1.724% 12/6/17		18,742,000	18,771,875
2.24% 6/15/18		19,162,000	19,319,933
2.597% 11/4/19		52,209,000	53,157,481
2.875% 10/1/18		13,000,000	13,319,618
Hyundai Capital America:
1.45% 2/6/17 (b)		14,591,000	14,596,399
2.125% 10/2/17 (b)		18,524,000	18,649,963
2.875% 8/9/18 (b)		5,276,000	5,386,896
Navient Corp.:
5% 10/26/20		300,000	301,500
5.875% 3/25/21		2,250,000	2,280,938
5.875% 10/25/24		3,930,000	3,704,025
SLM Corp.:
4.875% 6/17/19		2,160,000	2,181,600
5.5% 1/15/19		1,305,000	1,340,888
5.5% 1/25/23		5,325,000	5,058,750
Synchrony Financial:
1.875% 8/15/17		3,341,000	3,348,143
3% 8/15/19		4,907,000	5,016,107
3.75% 8/15/21		7,409,000	7,769,885
4.25% 8/15/24		7,458,000	7,826,142
			291,883,132
Diversified Financial Services - 0.6%
Brixmor Operating Partnership LP:
3.25% 9/15/23		25,518,000	25,568,500
3.85% 2/1/25		14,325,000	14,596,473
3.875% 8/15/22		21,027,000	21,953,408
4.125% 6/15/26		8,647,000	8,974,021
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		1,350,000	1,167,750
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19		12,570,000	12,507,150
5.875% 2/1/22		25,766,000	24,059,003
6% 8/1/20		3,260,000	3,133,675
ILFC E-Capital Trust I 3.98% 12/21/65 (b)(c)		11,760,000	9,390,360
ILFC E-Capital Trust II 4.23% 12/21/65 (b)(c)		6,150,000	4,981,500
IntercontinentalExchange, Inc.:
2.75% 12/1/20		6,489,000	6,763,791
3.75% 12/1/25		11,601,000	12,702,611
MSCI, Inc.:
4.75% 8/1/26 (b)		2,270,000	2,329,588
5.25% 11/15/24 (b)		4,420,000	4,696,250
Nationwide Building Society 4.125% 3/20/23 (Reg. S) (c)	EUR	1,365,000	1,582,937
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (b)		1,975,000	2,012,031
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (b)		6,270,000	6,944,025
Springleaf Financial Corp. 7.75% 10/1/21		3,225,000	3,386,250
TMK Capital SA 6.75% 4/3/20 (Reg. S)		560,000	586,600
			167,335,923
Insurance - 1.8%
ACE INA Holdings, Inc. 2.875% 11/3/22		11,752,000	12,367,088
AIA Group Ltd. 2.25% 3/11/19 (b)		2,566,000	2,597,847
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (b)		9,217,000	9,526,922
American International Group, Inc.:
2.3% 7/16/19		6,461,000	6,583,190
3.3% 3/1/21		9,614,000	10,085,797
3.875% 1/15/35		19,041,000	18,900,059
4.875% 6/1/22		18,193,000	20,367,064
5.6% 10/18/16		10,702,000	10,759,127
Aon Corp. 5% 9/30/20		3,854,000	4,262,354
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (c)		1,750,000	1,868,038
Assicurazioni Generali SpA 5.5% 10/27/47 (Reg. S) (c)	EUR	4,000,000	4,742,224
Aviva PLC 6.625% 6/3/41 (c)	GBP	2,250,000	3,316,929
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		2,000,000	2,140,982
Five Corners Funding Trust 4.419% 11/15/23 (b)		12,460,000	13,449,760
Great-West Life & Annuity Insurance Co. 3.3563% 5/16/46 (b)(c)		1,859,000	1,589,445
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,750,965
5.375% 3/15/17		194,000	197,936
Legal & General Group PLC 5.375% 10/27/45 (Reg. S) (c)	GBP	2,300,000	3,258,542
Liberty Mutual Group, Inc. 5% 6/1/21 (b)		12,644,000	13,999,626
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,861,725
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (b)		30,523,000	30,984,752
MetLife, Inc.:
1.903% 12/15/17 (c)		2,987,000	3,005,310
3.048% 12/15/22 (c)		12,433,000	12,968,266
4.368% 9/15/23 (c)		9,625,000	10,674,722
4.75% 2/8/21		4,032,000	4,528,896
Metropolitan Life Global Funding I 3% 1/10/23 (b)		7,896,000	8,151,104
Muenchener Rueckversicherungs AG 6.25% 5/26/42 (Reg. S) (c)	EUR	1,000,000	1,378,263
Pacific Life Insurance Co. 9.25% 6/15/39 (b)		7,041,000	11,120,724
Pacific LifeCorp:
5.125% 1/30/43 (b)		33,774,000	37,400,449
6% 2/10/20 (b)		15,416,000	17,114,658
Pricoa Global Funding I 5.375% 5/15/45 (c)		17,492,000	18,366,600
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,647,486
4.5% 11/16/21		6,390,000	7,151,944
6.2% 11/15/40		4,318,000	5,429,540
7.375% 6/15/19		3,230,000	3,716,235
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (b)		18,083,000	20,633,444
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (b)		4,172,000	4,283,392
4.125% 11/1/24 (b)		6,048,000	6,365,103
Unum Group:
3.875% 11/5/25		21,587,000	21,777,095
4% 3/15/24		20,000,000	20,683,180
5.625% 9/15/20		8,386,000	9,383,817
5.75% 8/15/42		25,545,000	29,236,968
7.125% 9/30/16		587,000	589,279
Zurich Insurance Co. Ltd. 3.5% 10/1/46 (c)	EUR	4,450,000	5,271,108
			456,487,955
Real Estate Investment Trusts - 1.9%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20		2,884,000	2,915,802
4.6% 4/1/22		4,896,000	5,299,284
alstria office REIT-AG 2.25% 3/24/21 (Reg. S)	EUR	2,800,000	3,369,829
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,661,459
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,310,595
4.2% 12/15/23		12,000,000	13,196,244
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,700,597
Camden Property Trust:
2.95% 12/15/22		6,621,000	6,672,869
4.25% 1/15/24		9,191,000	9,939,901
Carmila SAS 2.375% 9/16/24 (Reg. S)	EUR	1,600,000	1,974,953
CBL & Associates LP 4.6% 10/15/24		272,000	263,398
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,356,502
Corporate Office Properties LP 5% 7/1/25		8,095,000	8,726,054
DDR Corp.:
3.625% 2/1/25		7,690,000	7,799,729
4.25% 2/1/26		6,601,000	7,001,839
4.625% 7/15/22		20,268,000	22,013,561
4.75% 4/15/18		11,273,000	11,749,217
7.5% 4/1/17		5,574,000	5,751,526
7.875% 9/1/20		323,000	388,398
Duke Realty LP:
3.25% 6/30/26		3,140,000	3,223,807
3.625% 4/15/23		6,287,000	6,634,520
3.75% 12/1/24		5,408,000	5,753,420
3.875% 10/15/22		17,388,000	18,512,117
4.375% 6/15/22		10,999,000	11,975,612
6.5% 1/15/18		3,795,000	4,039,360
6.75% 3/15/20		10,379,000	11,938,964
8.25% 8/15/19		75,000	88,029
Equity One, Inc. 3.75% 11/15/22		18,100,000	18,538,726
ERP Operating LP:
2.375% 7/1/19		8,777,000	8,942,727
4.625% 12/15/21		17,159,000	19,228,461
4.75% 7/15/20		7,700,000	8,492,153
Federal Realty Investment Trust 5.9% 4/1/20		2,504,000	2,848,277
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,197,184
4% 6/1/25		11,717,000	12,535,643
4.7% 9/15/17		1,538,000	1,588,634
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	627,783
HRPT Properties Trust:
6.25% 6/15/17		1,232,000	1,246,544
6.65% 1/15/18		867,000	899,137
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,729,711
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26		1,405,000	1,492,813
6.375% 3/1/24		2,250,000	2,469,375
Omega Healthcare Investors, Inc.:
4.375% 8/1/23		42,087,000	42,913,042
4.5% 1/15/25		4,655,000	4,725,039
4.5% 4/1/27		50,980,000	51,558,419
4.95% 4/1/24		17,495,000	18,292,352
5.25% 1/15/26		29,233,000	31,391,302
5.875% 3/15/24		290,000	303,440
Retail Opportunity Investments Partnership LP:
4% 12/15/24		3,376,000	3,415,293
5% 12/15/23		2,030,000	2,175,056
Senior Housing Properties Trust 6.75% 4/15/20		250,000	276,883
Simon Property Group LP 4.125% 12/1/21		7,287,000	8,052,514
VEREIT Operating Partnership LP:
4.125% 6/1/21		1,770,000	1,849,650
4.875% 6/1/26		1,770,000	1,907,175
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,789,925
WP Carey, Inc. 4% 2/1/25		21,616,000	21,584,765
			476,329,609
Real Estate Management & Development - 1.6%
Aroundtown Property Holdings PLC 1.5% 7/15/24 (Reg. S)	EUR	5,400,000	5,939,777
Brandywine Operating Partnership LP:
3.95% 2/15/23		17,710,000	18,121,332
4.1% 10/1/24		15,881,000	16,341,755
4.55% 10/1/29		15,881,000	16,588,165
4.95% 4/15/18		12,690,000	13,262,205
5.7% 5/1/17		7,049,000	7,243,045
CBRE Group, Inc. 5% 3/15/23		10,300,000	10,878,592
Deutsche Annington Finance BV 5% 10/2/23 (b)		5,800,000	6,419,742
Digital Realty Trust LP:
3.4% 10/1/20		17,707,000	18,453,297
3.625% 10/1/22		9,206,000	9,542,608
3.95% 7/1/22		11,369,000	12,025,116
4.75% 10/1/25		22,475,000	24,502,267
5.25% 3/15/21		5,708,000	6,433,515
Essex Portfolio LP:
3.875% 5/1/24		8,802,000	9,384,023
5.5% 3/15/17		3,597,000	3,670,069
Host Hotels & Resorts LP 4.75% 3/1/23		150,000	161,563
Howard Hughes Corp. 6.875% 10/1/21 (b)		2,035,000	2,136,750
Hunt Companies, Inc. 9.625% 3/1/21 (b)		870,000	885,225
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	64,189
11.5% 7/20/20 (Reg. S)		5,000	5,688
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		770,000	847,770
Liberty Property LP:
3.375% 6/15/23		8,174,000	8,325,391
4.125% 6/15/22		14,880,000	15,674,160
4.4% 2/15/24		13,017,000	14,077,430
4.75% 10/1/20		11,282,000	12,219,624
5.5% 12/15/16		1,891,000	1,913,136
6.625% 10/1/17		4,835,000	5,074,802
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,261,534
3.15% 5/15/23		14,735,000	13,717,342
4.5% 4/18/22		17,365,000	17,749,027
7.75% 8/15/19		3,156,000	3,545,043
Mid-America Apartments LP:
4% 11/15/25		4,704,000	5,039,235
4.3% 10/15/23		2,224,000	2,410,643
6.05% 9/1/16		2,000,000	2,000,000
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,634,160
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		235,000	243,813
Tanger Properties LP:
3.125% 9/1/26		11,019,000	11,004,565
3.75% 12/1/24		21,455,000	22,512,238
3.875% 12/1/23		4,812,000	5,097,371
6.125% 6/1/20		14,318,000	16,263,229
Ventas Realty LP:
3.125% 6/15/23		5,458,000	5,564,546
3.5% 2/1/25		5,961,000	6,176,216
3.75% 5/1/24		20,000,000	20,975,560
4.125% 1/15/26		5,557,000	6,015,152
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,097,093
4% 4/30/19		3,747,000	3,939,251
4.25% 3/1/22		300,000	323,220
			402,760,474
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23(b)		1,000,000	1,088,750

TOTAL FINANCIALS			4,133,407,746

HEALTH CARE - 2.4%
Biotechnology - 0.5%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,569,980
2.9% 11/6/22		24,855,000	25,600,749
3.6% 5/14/25		24,114,000	25,499,494
4.5% 5/14/35		23,238,000	25,197,986
4.7% 5/14/45		23,197,000	25,824,455
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (b)		3,150,000	3,098,813
			118,791,477
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co. 2.675% 12/15/19		4,539,000	4,698,115
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.5% 4/15/25 (b)		655,000	645,175
Teleflex, Inc. 4.875% 6/1/26		1,605,000	1,673,213
			7,016,503
Health Care Providers & Services - 1.1%
Aetna, Inc. 2.75% 11/15/22		2,010,000	2,039,533
Community Health Systems, Inc.:
6.875% 2/1/22		14,810,000	12,292,300
7.125% 7/15/20		3,545,000	3,170,577
Express Scripts Holding Co. 4.75% 11/15/21		24,746,000	27,825,813
HCA Holdings, Inc.:
3.75% 3/15/19		18,722,000	19,307,063
4.25% 10/15/19		7,590,000	7,960,013
4.5% 2/15/27		5,230,000	5,282,300
4.75% 5/1/23		595,000	622,519
5% 3/15/24		5,000,000	5,300,000
5.25% 6/15/26		11,470,000	12,258,563
5.875% 3/15/22		715,000	786,500
5.875% 2/15/26		7,310,000	7,730,325
6.5% 2/15/20		30,303,000	33,484,815
HealthSouth Corp. 5.125% 3/15/23		4,745,000	4,804,313
Kindred Healthcare, Inc.:
8% 1/15/20		2,975,000	3,079,125
8.75% 1/15/23		9,765,000	9,984,713
Medco Health Solutions, Inc. 4.125% 9/15/20		7,486,000	8,066,277
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	509,375
5.5% 2/1/21		1,555,000	1,632,750
Tenet Healthcare Corp.:
4.1525% 6/15/20 (c)		2,550,000	2,553,188
5% 3/1/19		2,285,000	2,219,306
6.75% 6/15/23		14,225,000	13,531,531
6.875% 11/15/31		2,130,000	1,762,575
8.125% 4/1/22		6,540,000	6,621,750
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,483,623
2.875% 3/15/23		16,114,000	16,837,615
3.35% 7/15/22		6,192,000	6,663,892
3.75% 7/15/25		19,000,000	21,044,267
4.75% 7/15/45		20,331,000	25,188,970
Universal Health Services, Inc. 4.75% 8/1/22 (b)		3,275,000	3,397,813
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,742,403
			275,183,807
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,109,364
2.4% 2/1/19		1,959,000	1,995,804
4.15% 2/1/24		3,010,000	3,298,990
			8,404,158
Pharmaceuticals - 0.8%
Actavis Funding SCS:
3% 3/12/20		13,777,000	14,240,169
3.45% 3/15/22		31,597,000	33,067,777
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,080,000	2,227,495
Horizon Pharma PLC 6.625% 5/1/23		5,835,000	5,762,063
Mylan N.V.:
2.5% 6/7/19 (b)		10,382,000	10,513,665
3.15% 6/15/21 (b)		21,235,000	21,705,015
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,632,118
Perrigo Co. PLC:
1.3% 11/8/16		2,954,000	2,955,188
2.3% 11/8/18		3,161,000	3,176,906
Perrigo Finance PLC:
3.5% 12/15/21		3,657,000	3,753,223
3.9% 12/15/24		5,449,000	5,516,164
4.9% 12/15/44		2,390,000	2,461,678
Teva Pharmaceutical Finance Netherlands III BV:
2.2% 7/21/21		15,311,000	15,316,175
2.8% 7/21/23		10,972,000	11,016,349
3.15% 10/1/26		13,048,000	13,136,909
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (b)		15,590,000	14,693,575
5.625% 12/1/21 (b)		6,120,000	5,523,300
5.875% 5/15/23 (b)		11,835,000	10,414,800
6.125% 4/15/25 (b)		3,795,000	3,334,856
6.75% 8/15/18 (b)		3,820,000	3,831,078
VPI Escrow Corp. 6.375% 10/15/20 (b)		4,185,000	3,996,675
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,778,093
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,010,524
3.25% 2/1/23		4,892,000	5,032,464
3.45% 11/13/20		5,179,000	5,413,790
			207,510,049

TOTAL HEALTH CARE			616,905,994

INDUSTRIALS - 1.2%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
3.8% 10/7/24 (b)		9,122,000	9,642,346
6.375% 6/1/19 (b)		8,071,000	8,984,605
DigitalGlobe, Inc. 5.25% 2/1/21 (b)		11,145,000	11,089,275
Orbital ATK, Inc. 5.5% 10/1/23		2,280,000	2,399,700
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,648,913
6% 7/15/22		685,000	712,400
6.375% 6/15/26 (b)		2,210,000	2,254,200
6.5% 5/15/25		1,355,000	1,402,425
			41,133,864
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (b)		1,465,000	1,510,781
7.75% 4/15/21 (b)		1,470,000	1,549,013
Air Canada Trust Series 2015-1 equipment trust certificate Class C, 5% 3/15/20 (b)		5,685,000	5,571,300
Allegiant Travel Co. 5.5% 7/15/19		6,030,000	6,286,275
American Airlines Group, Inc.:
4.625% 3/1/20 (b)		2,670,000	2,676,675
5.5% 10/1/19 (b)		8,970,000	9,250,313
American Airlines, Inc. pass-thru trust certificates 5.625% 1/15/21 (b)		195,089	203,136
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		195,480	216,494
6.125% 4/29/18		240,000	252,000
6.648% 3/15/19		518,201	529,186
6.9% 7/2/19		163,630	167,918
9.25% 5/10/17		963,479	1,006,836
U.S. Airways Group, Inc. 6.125% 6/1/18		895,000	933,038
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,749,150
Series 2013-1 Class B, 5.375% 5/15/23		303,731	314,361
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		870,739	896,861
8.36% 1/20/19		661,187	690,147
United Air Lines, Inc. pass-thru trust certificates Class B, 7.336% 7/2/19		572,378	599,566
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,782,000
6.375% 6/1/18		140,000	147,000
			37,332,050
Building Products - 0.1%
Builders FirstSource, Inc. 5.625% 9/1/24 (b)		1,915,000	1,948,513
Building Materials Corp. of America:
5.375% 11/15/24 (b)		3,095,000	3,292,306
6% 10/15/25 (b)		3,630,000	3,979,388
Masco Corp.:
3.5% 4/1/21		1,913,000	1,996,694
4.375% 4/1/26		2,435,000	2,605,450
			13,822,351
Commercial Services & Supplies - 0.2%
APX Group, Inc.:
6.375% 12/1/19		21,050,000	21,602,352
7.875% 12/1/22		6,345,000	6,678,113
8.75% 12/1/20		13,055,000	12,549,119
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (b)		3,475,000	3,466,313
Cenveo Corp. 6% 8/1/19 (b)		325,000	287,625
Covanta Holding Corp. 5.875% 3/1/24		2,675,000	2,691,719
Garda World Security Corp.:
7.25% 11/15/21 (b)		400,000	365,000
7.25% 11/15/21 (b)		8,485,000	7,742,563
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (b)		3,500,000	3,465,000
R.R. Donnelley & Sons Co. 6.5% 11/15/23		410,000	415,125
			59,262,929
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (b)		570,000	608,532
Odebrecht Finance Ltd. 4.375% 4/25/25 (b)		850,000	282,625
			891,157
Electrical Equipment - 0.0%
General Cable Corp. 5.75% 10/1/22 (c)		3,470,000	3,295,390
Sensata Technologies BV 5% 10/1/25 (b)		2,825,000	2,923,875
Vestas Wind Systems A/S 2.75% 3/11/22 (Reg. S)	EUR	4,090,000	4,866,767
			11,086,032
Industrial Conglomerates - 0.0%
Alfa SA de CV 5.25% 3/25/24 (b)		450,000	495,000
Turk Sise ve Cam Fabrikalari A/S 4.25% 5/9/20 (Reg. S)		250,000	249,973
			744,973
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)		75,000	64,875
Xerium Technologies, Inc.:
8.875% 6/15/18		1,645,000	1,682,013
9.5% 8/15/21 (b)		5,060,000	5,186,500
			6,933,388
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (b)		5,055,000	3,841,800
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/25	EUR	4,000,000	4,373,456
JSC Georgian Railway 7.75% 7/11/22 (b)		650,000	726,375
Lima Metro Line 2 Finance Ltd. 5.875% 7/5/34 (b)		570,000	633,413
			5,733,244
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18		7,271,000	7,278,126
2.625% 9/4/18		16,438,000	16,533,390
3.375% 6/1/21		10,493,000	10,860,255
3.75% 2/1/22		26,396,000	27,570,173
3.875% 4/1/21		14,814,000	15,610,253
4.25% 9/15/24		12,030,000	12,646,538
4.75% 3/1/20		11,796,000	12,739,680
Aircastle Ltd.:
5% 4/1/23		1,285,000	1,362,100
5.125% 3/15/21		1,575,000	1,708,875
6.25% 12/1/19		830,000	918,188
Beacon Roofing Supply, Inc. 6.375% 10/1/23		1,160,000	1,247,000
FLY Leasing Ltd.:
6.375% 10/15/21		6,000,000	6,060,000
6.75% 12/15/20		2,795,000	2,871,863
International Lease Finance Corp. 4.625% 4/15/21		955,000	1,012,778
Travis Perkins PLC 4.375% 9/15/21 (Reg. S)	GBP	2,350,000	3,165,843
United Rentals North America, Inc.:
4.625% 7/15/23		4,663,000	4,770,482
5.5% 7/15/25		2,725,000	2,810,156
			129,165,700
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (b)		1,281,420	1,403,155
10.75% 12/1/20 (Reg. S)		71,820	78,643
Autoridad del Canal de Panama 4.95% 7/29/35 (b)		585,000	657,694
Global Ports Finance PLC 6.872% 1/25/22 (b)		1,260,000	1,323,000
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,900,000	2,941,206
Heathrow Funding Ltd. 6% 3/20/20	GBP	3,300,000	5,012,585
			11,416,283

TOTAL INDUSTRIALS			321,363,771

INFORMATION TECHNOLOGY - 1.0%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (b)		3,165,000	3,370,725
8.625% 5/6/19 (Reg. S)		200,000	213,000
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,430,000	1,412,125
Hughes Satellite Systems Corp.:
5.25% 8/1/26 (b)		5,220,000	5,178,188
6.625% 8/1/26 (b)		2,610,000	2,590,425
Lucent Technologies, Inc.:
6.45% 3/15/29		22,935,000	24,941,813
6.5% 1/15/28		6,207,000	6,672,525
			44,378,801
Electronic Equipment & Components - 0.0%
Amphenol Corp. 3.125% 9/15/21		4,703,000	4,877,514
Belden, Inc. 5.25% 7/15/24 (b)		865,000	877,975
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (b)		796,000	818,251
4.42% 6/15/21 (b)		2,400,000	2,510,894
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,284,589
6.55% 10/1/17		1,383,000	1,458,852
			12,828,075
Internet Software & Services - 0.0%
Alibaba Group Holding Ltd. 3.125% 11/28/21		3,250,000	3,371,602
Rackspace Hosting, Inc. 6.5% 1/15/24 (b)		3,280,000	3,444,328
			6,815,930
Semiconductors & Semiconductor Equipment - 0.2%
Micron Technology, Inc.:
5.25% 8/1/23 (b)		1,730,000	1,673,775
5.25% 1/15/24 (b)		2,650,000	2,536,024
5.5% 2/1/25		1,675,000	1,622,656
5.625% 1/15/26 (b)		1,285,000	1,227,175
Microsemi Corp. 9.125% 4/15/23 (b)		3,120,000	3,572,400
NXP BV/NXP Funding LLC:
4.125% 6/1/21 (b)		9,955,000	10,412,930
4.625% 6/15/22 (b)		3,745,000	3,943,934
4.625% 6/1/23 (b)		2,480,000	2,616,400
Qorvo, Inc.:
6.75% 12/1/23 (b)		4,980,000	5,421,975
7% 12/1/25 (b)		5,885,000	6,517,638
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (b)		3,025,000	3,316,156
			42,861,063
Software - 0.1%
Nuance Communications, Inc.:
5.375% 8/15/20 (b)		4,525,000	4,632,469
6% 7/1/24 (b)		5,095,000	5,298,800
Open Text Corp. 5.875% 6/1/26 (b)		6,720,000	7,038,192
			16,969,461
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
3.2% 5/13/25		20,000,000	21,370,060
4.375% 5/13/45		20,000,000	22,431,960
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (b)		20,381,000	21,294,456
4.9% 10/15/25 (b)		20,381,000	21,733,667
6.35% 10/15/45 (b)		30,381,000	31,354,195
NCR Corp.:
4.625% 2/15/21		1,465,000	1,480,456
5% 7/15/22		5,240,000	5,344,800
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		6,525,000	6,631,031
			131,640,625

TOTAL INFORMATION TECHNOLOGY			255,493,955

MATERIALS - 1.2%
Chemicals - 0.1%
Axalta Coating Systems 4.875% 8/15/24 (b)		3,630,000	3,784,275
Braskem Finance Ltd.:
5.375% 5/2/22 (b)		1,560,000	1,604,460
5.75% 4/15/21 (b)		830,000	869,425
6.45% 2/3/24		680,000	741,200
Evolution Escrow Issuer LLC 7.5% 3/15/22 (b)		4,150,000	3,724,625
LSB Industries, Inc. 7.75% 8/1/19		1,055,000	1,086,650
Mexichem S.A.B. de CV 4.875% 9/19/22 (b)		725,000	794,513
Nufarm Australia Ltd. 6.375% 10/15/19 (b)		3,605,000	3,650,063
OCP SA 5.625% 4/25/24 (b)		390,000	429,406
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,904,678
4.25% 11/15/20		3,653,000	3,963,571
			32,552,866
Construction Materials - 0.1%
CEMEX Finance LLC:
4.625% 6/15/24	EUR	200,000	232,348
6% 4/1/24 (b)		3,795,000	4,003,725
9.375% 10/12/22 (b)		1,235,000	1,369,306
CEMEX S.A.B. de CV:
4.375% 3/5/23 (Reg. S)	EUR	250,000	289,459
4.75% 1/11/22 (Reg. S)	EUR	250,000	292,108
7.75% 4/16/26 (b)		4,100,000	4,643,250
Eagle Materials, Inc. 4.5% 8/1/26		2,630,000	2,674,439
Standard Industries, Inc. 5.125% 2/15/21 (b)		4,870,000	5,143,938
U.S. Concrete, Inc. 6.375% 6/1/24		1,130,000	1,178,025
Union Andina de Cementos SAA 5.875% 10/30/21 (b)		635,000	663,258
			20,489,856
Containers & Packaging - 0.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)		16,280,653	16,676,137
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
3.6525% 12/15/19 (b)(c)		8,795,000	8,882,950
4.067% 5/15/21 (b)(c)		5,945,000	6,049,038
4.625% 5/15/23 (b)		6,305,000	6,415,338
7% 11/15/20 (b)		2,655,000	2,651,681
Graphic Packaging International, Inc. 4.125% 8/15/24		2,855,000	2,883,550
Owens-Brockway Glass Container, Inc. 5.375% 1/15/25 (b)		3,665,000	3,839,088
			47,397,782
Metals & Mining - 0.8%
Alcoa, Inc. 5.125% 10/1/24		9,954,000	10,501,470
Alrosa Finance SA 7.75% 11/3/20 (b)		700,000	797,125
Anglo American Capital PLC:
3.625% 5/14/20 (b)		24,322,000	24,078,780
4.875% 5/14/25 (b)		24,100,000	24,160,250
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (b)(c)		7,018,000	7,667,165
6.75% 10/19/75 (b)(c)		17,432,000	19,874,223
Compania Minera Ares SAC 7.75% 1/23/21 (b)		1,730,000	1,848,938
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (b)		11,456,000	12,121,594
4.875% 11/4/44 (b)		5,532,000	5,752,622
EVRAZ Group SA:
6.5% 4/22/20(b)		1,630,000	1,665,697
8.25% 1/28/21 (Reg. S)		1,925,000	2,088,433
9.5% 4/24/18 (Reg. S)		1,250,000	1,353,250
Evraz, Inc. NA Canada 7.5% 11/15/19 (b)		3,664,000	3,673,160
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		350,000	332,063
10.375% 4/7/19 (b)		2,197,000	2,084,404
Freeport-McMoRan, Inc.:
2.3% 11/14/17		14,626,000	14,370,045
3.55% 3/1/22		7,135,000	6,207,450
3.875% 3/15/23		7,715,000	6,615,613
4.55% 11/14/24		3,260,000	2,852,500
Gerdau Trade, Inc. 5.75% 1/30/21 (b)		460,000	473,800
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (b)		4,080,000	4,059,600
4.875% 10/7/20 (Reg. S)		200,000	199,000
GTL Trade Finance, Inc. 5.893% 4/29/24 (b)		1,325,000	1,318,375
Lundin Mining Corp.:
7.5% 11/1/20 (b)		5,125,000	5,406,875
7.875% 11/1/22 (b)		5,615,000	6,008,050
Metalloinvest Finance Ltd. 5.625% 4/17/20 (b)		1,440,000	1,507,622
Metinvest BV:
8.75% 2/14/18 (Reg. S)		660,538	488,930
10.5% 11/28/17 (b)		3,942,065	2,917,916
10.5% 11/28/17 (Reg. S)		912,795	675,651
Nord Gold NV 6.375% 5/7/18 (b)		575,000	602,709
Polyus Gold International Ltd.:
5.625% 4/29/20 (b)		2,610,000	2,718,294
5.625% 4/29/20 (Reg. S)		200,000	208,298
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (b)		1,600,000	1,632,000
Southern Copper Corp.:
6.75% 4/16/40		410,000	453,988
7.5% 7/27/35		1,560,000	1,836,824
Steel Dynamics, Inc.:
5.125% 10/1/21		2,205,000	2,293,200
5.25% 4/15/23		3,040,000	3,161,600
5.5% 10/1/24		4,070,000	4,293,850
6.125% 8/15/19		2,683,000	2,770,198
Teck Resources Ltd.:
8% 6/1/21 (b)		1,470,000	1,586,681
8.5% 6/1/24 (b)		1,470,000	1,653,750
Urenco Finance NV 2.25% 8/5/22 (Reg. S)	EUR	1,650,000	1,990,979
Vale Overseas Ltd.:
4.375% 1/11/22		13,855,000	13,487,843
5.875% 6/10/21		775,000	803,094
6.25% 1/23/17		5,581,000	5,678,668
6.875% 11/21/36		640,000	635,008
Vedanta Resources PLC 6% 1/31/19 (b)		2,190,000	2,047,650
			218,955,235
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		1,365,000	0

TOTAL MATERIALS			319,395,739

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 1.6%
Altice Financing SA:
6.5% 1/15/22 (b)		6,250,000	6,578,125
6.625% 2/15/23 (b)		2,780,000	2,894,675
7.5% 5/15/26 (b)		6,230,000	6,557,075
Altice Finco SA:
7.625% 2/15/25 (b)		3,995,000	4,044,938
9.875% 12/15/20 (b)		6,135,000	6,572,119
AT&T, Inc.:
2.45% 6/30/20		11,294,000	11,521,348
3% 6/30/22		29,259,000	30,143,763
3.4% 5/15/25		39,520,000	40,689,160
3.6% 2/17/23		27,844,000	29,392,878
4.75% 5/15/46		12,191,000	13,036,421
4.8% 6/15/44		15,000,000	15,942,090
5.875% 10/1/19		5,944,000	6,680,349
6.3% 1/15/38		16,665,000	21,071,076
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	55,080
CenturyLink, Inc.:
5.15% 6/15/17		972,000	996,300
6% 4/1/17		2,432,000	2,495,840
6.15% 9/15/19		6,992,000	7,586,320
Embarq Corp. 7.995% 6/1/36		2,467,000	2,557,971
GTH Finance BV:
6.25% 4/26/20 (b)		1,540,000	1,617,000
7.25% 4/26/23 (b)		2,880,000	3,103,200
Level 3 Financing, Inc. 5.25% 3/15/26 (b)		4,635,000	4,803,019
Qtel International Finance Ltd. 5% 10/19/25 (b)		645,000	741,440
Sable International Finance Ltd. 6.875% 8/1/22 (b)		10,030,000	10,381,050
SBA Communications Corp. 4.875% 9/1/24 (b)		6,500,000	6,589,375
SFR Group SA:
6% 5/15/22 (b)		2,550,000	2,606,100
6.25% 5/15/24 (b)		1,490,000	1,501,175
7.375% 5/1/26 (b)		2,380,000	2,457,350
Sprint Capital Corp. 6.875% 11/15/28		23,565,000	21,208,500
TDC A/S 3.5% 2/26/3015 (Reg. S) (c)	EUR	1,550,000	1,668,227
Telecom Italia Capital SA:
6% 9/30/34		5,580,000	5,608,458
6.375% 11/15/33		1,610,000	1,664,338
Telecom Italia SpA:
3.625% 5/25/26 (Reg. S)	EUR	1,900,000	2,273,309
5.303% 5/30/24 (b)		1,350,000	1,390,500
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (b)		790,000	819,625
Verizon Communications, Inc.:
2.625% 2/21/20		21,379,000	22,048,890
4.5% 9/15/20		36,000,000	39,727,512
5.012% 8/21/54		55,038,000	60,346,745
6.25% 4/1/37		2,348,000	3,013,822
Wind Acquisition Finance SA:
4.75% 7/15/20 (b)		3,205,000	3,245,063
7.375% 4/23/21 (b)		6,335,000	6,525,050
			412,155,276
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	15,982,719
3.125% 7/16/22		9,218,000	9,539,561
Comcel Trust 6.875% 2/6/24 (b)		775,000	806,000
Digicel Group Ltd.:
6% 4/15/21 (b)		3,360,000	3,070,200
6.75% 3/1/23 (b)		560,000	511,000
8.25% 9/30/20 (b)		4,115,000	3,724,075
MetroPCS Wireless, Inc. 6.625% 11/15/20		3,975,000	4,104,188
Millicom International Cellular SA:
4.75% 5/22/20 (b)		650,000	657,475
6% 3/15/25 (b)		8,705,000	8,911,744
6.625% 10/15/21 (b)		1,975,000	2,079,675
MTS International Funding Ltd. 8.625% 6/22/20 (b)		755,000	886,491
Neptune Finco Corp.:
10.125% 1/15/23 (b)		9,665,000	11,036,222
10.875% 10/15/25 (b)		3,075,000	3,605,438
Sprint Communications, Inc.:
7% 3/1/20 (b)		4,585,000	4,917,413
9% 11/15/18 (b)		2,225,000	2,450,281
Sprint Corp.:
7.25% 9/15/21		7,925,000	7,835,844
7.625% 2/15/25		9,855,000	9,356,091
7.875% 9/15/23		15,440,000	15,007,526
T-Mobile U.S.A., Inc.:
6% 3/1/23		4,060,000	4,303,762
6% 4/15/24		3,580,000	3,812,700
6.375% 3/1/25		15,125,000	16,259,375
6.464% 4/28/19		1,520,000	1,550,400
6.5% 1/15/24		6,085,000	6,541,375
6.625% 4/1/23		12,185,000	12,999,811
TBG Global Pte. Ltd. 4.625% 4/3/18 (Reg. S)		480,000	487,776
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (b)		1,910,000	2,139,200
Vodafone Group PLC 3% 8/12/56 (Reg. S)	GBP	2,350,000	3,198,266
			155,774,608

TOTAL TELECOMMUNICATION SERVICES			567,929,884

UTILITIES - 2.9%
Electric Utilities - 1.5%
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,223,702
2.95% 12/15/22		4,935,000	5,145,043
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	3,083,772
DPL, Inc. 6.75% 10/1/19		2,490,000	2,514,900
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (b)		29,344,000	33,119,663
6.4% 9/15/20 (b)		25,897,000	29,369,788
EDF SA 4.125% (Reg. S) (c)(f)	EUR	2,400,000	2,672,529
Edison International 3.75% 9/15/17		6,674,000	6,850,414
EDP Finance BV 1.125% 2/12/24 (Reg. S)	EUR	3,900,000	4,301,532
Eversource Energy:
1.45% 5/1/18		3,325,000	3,327,836
2.8% 5/1/23		15,104,000	15,478,685
Exelon Corp.:
1.55% 6/9/17		3,319,000	3,325,260
2.85% 6/15/20		4,888,000	5,061,983
FirstEnergy Corp.:
2.75% 3/15/18		36,397,000	36,760,060
4.25% 3/15/23		31,243,000	33,040,878
7.375% 11/15/31		64,123,000	83,663,266
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	17,551,312
IPALCO Enterprises, Inc. 3.45% 7/15/20		27,495,000	28,182,375
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		600,000	756,750
Lamar Funding Ltd. 3.958% 5/7/25 (b)		565,000	549,485
LG&E and KU Energy LLC 3.75% 11/15/20		1,450,000	1,555,599
Monongahela Power Co. 4.1% 4/15/24 (b)		3,982,000	4,382,510
Nevada Power Co. 6.5% 5/15/18		790,000	857,878
NRG Yield Operating LLC 5% 9/15/26 (b)		3,945,000	3,935,138
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (b)		8,941,191	9,567,074
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,114,957
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	794,536
PG&E Corp. 2.4% 3/1/19		1,683,000	1,715,788
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,578,459
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,224,804
RJS Power Holdings LLC 4.625% 7/15/19 (b)		8,575,000	8,060,500
TECO Finance, Inc. 5.15% 3/15/20		3,761,000	4,138,736
Western Power Distribution Holdings Ltd. 5.25% 1/17/23	GBP	1,800,000	2,929,984
Western Power Distribution Ltd. 3.625% 11/6/23 (Reg. S)	GBP	1,650,000	2,417,137
			385,252,333
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (b)(c)		442,000	453,149
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,903,692
			4,356,841
Independent Power and Renewable Electricity Producers - 0.6%
Calpine Corp. 5.25% 6/1/26 (b)		3,765,000	3,821,475
Dolphin Subsidiary II, Inc.:
6.5% 10/15/16		8,326,000	8,346,024
7.25% 10/15/21		77,564,000	78,223,294
Dynegy, Inc.:
6.75% 11/1/19		5,505,000	5,642,625
7.375% 11/1/22		8,765,000	8,655,438
7.625% 11/1/24		17,685,000	17,331,300
Emera U.S. Finance LP:
2.15% 6/15/19 (b)		5,136,000	5,197,514
2.7% 6/15/21 (b)		5,055,000	5,167,191
3.55% 6/15/26 (b)		8,087,000	8,511,042
Listrindo Capital BV 6.95% 2/21/19 (Reg. S)		1,350,000	1,397,399
NRG Energy, Inc.:
6.25% 5/1/24		4,290,000	4,257,825
6.625% 1/15/27 (b)		3,925,000	3,932,340
PPL Energy Supply LLC 6.5% 6/1/25		1,180,000	1,011,708
The AES Corp.:
3.6731% 6/1/19 (c)		1,359,000	1,359,000
4.875% 5/15/23		3,775,000	3,822,188
6% 5/15/26		3,855,000	4,091,119
			160,767,482
Multi-Utilities - 0.7%
Berkshire Hathaway Energy Co. 2% 11/15/18		12,172,000	12,310,797
Dominion Resources, Inc.:
2.9311% 9/30/66 (c)		35,229,000	27,830,910
3.4561% 6/30/66 (c)		10,345,000	9,103,600
NiSource Finance Corp.:
5.25% 2/15/43		12,739,000	15,500,102
5.45% 9/15/20		11,473,000	12,910,498
5.8% 2/1/42		6,336,000	8,147,881
5.95% 6/15/41		11,832,000	15,069,425
6.4% 3/15/18		1,228,000	1,313,741
6.8% 1/15/19		6,774,000	7,562,128
Puget Energy, Inc.:
6% 9/1/21		15,565,000	17,964,500
6.5% 12/15/20		5,125,000	5,956,070
RWE AG 7% 10/12/72 (Reg. S) (c)		3,650,000	3,767,895
Sempra Energy:
2.3% 4/1/17		14,116,000	14,211,636
2.875% 10/1/22		5,760,000	5,951,854
6% 10/15/39		15,009,000	19,516,833
Wisconsin Energy Corp. 6.25% 5/15/67 (c)		3,860,000	3,300,300
			180,418,170
Water Utilities - 0.1%
Anglian Water Services Financing PLC 5.837% 7/30/22	GBP	1,125,000	1,880,834
Severn Trent Utilities Finance PLC 6.125% 2/26/24	GBP	801,000	1,412,917
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (c)	GBP	2,821,000	3,808,827
			7,102,578

TOTAL UTILITIES			737,897,404

TOTAL NONCONVERTIBLE BONDS
(Cost $10,336,593,656)			10,857,460,574

U.S. Government and Government Agency Obligations - 21.2%
U.S. Treasury Inflation-Protected Obligations - 6.3%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45		$230,310,000	$239,480,310
1% 2/15/46		143,823,046	160,276,185
1.375% 2/15/44		137,016,115	163,582,370
U.S. Treasury Inflation-Indexed Notes:
0.125% 7/15/24		167,763,429	168,424,283
0.125% 7/15/26		193,171,918	193,436,457
0.25% 1/15/25		76,324,500	76,984,774
0.375% 7/15/25		403,205,683	412,217,469
0.625% 1/15/26		202,884,000	211,491,749

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS			1,625,893,597

U.S. Treasury Obligations - 14.9%
U.S. Treasury Bonds:
2.25% 8/15/46		114,364,000	114,766,104
2.5% 2/15/45 (g)		730,000	770,977
2.5% 2/15/46		1,337,000	1,412,311
3% 5/15/45		145,382,000	169,216,652
3% 11/15/45		207,323,000	241,539,381
4.5% 2/15/36		500,000	714,453
U.S. Treasury Notes:
0.625% 6/30/18		2,000,000	1,993,516
0.75% 2/15/19		2,250,000	2,242,969
1.125% 6/30/21		250,000	249,102
1.125% 8/31/21		447,881,000	446,306,250
1.25% 11/15/18		10,200,000	10,285,262
1.25% 3/31/21		1,180,775,000	1,184,003,156
1.375% 4/30/20		22,176,000	22,426,345
1.375% 4/30/21		484,800,000	488,663,371
1.375% 8/31/23		475,289,000	472,819,874
1.5% 8/15/26		475,000	471,512
1.625% 7/31/20 (h)		4,593,000	4,683,785
1.625% 2/15/26		2,949,000	2,958,216
1.625% 5/15/26		25,750,000	25,824,443
1.75% 12/31/20		600,000,000	614,695,200
2% 8/15/25		5,305,000	5,494,611
2.25% 11/15/25		1,800,000	1,903,079

TOTAL U.S. TREASURY OBLIGATIONS			3,813,440,569

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,312,713,635)			5,439,334,166

U.S. Government Agency - Mortgage Securities - 17.2%
Fannie Mae - 9.9%
2.25% 10/1/34 (c)		1,351	1,389
2.272% 7/1/35 (c)		18,033	18,675
2.276% 2/1/33 (c)		1,076	1,110
2.291% 10/1/33 (c)		403,116	420,936
2.298% 3/1/35 (c)		22,442	23,204
2.315% 9/1/36 (c)		75,608	78,977
2.32% 12/1/34 (c)		52,760	54,523
2.329% 1/1/35 (c)		251,309	259,601
2.35% 10/1/33 (c)		2,020	2,083
2.361% 9/1/36 (c)		70,441	73,751
2.38% 1/1/35 (c)		2,963	3,061
2.413% 10/1/33 (c)		16,241	16,801
2.424% 1/1/35 (c)		176,483	183,677
2.5% 5/1/27 to 8/1/43		85,410,860	88,062,261
2.5% 9/1/31 (i)		52,500,000	54,231,182
2.533% 5/1/35 (c)		188,014	197,161
2.54% 6/1/42 (c)		252,508	262,874
2.557% 10/1/33 (c)		89,399	94,578
2.57% 4/1/37 (c)		94,083	97,922
2.573% 3/1/33 (c)		87,562	91,452
2.574% 7/1/34 (c)		31,072	32,310
2.615% 12/1/34 (c)		8,357	8,710
2.627% 3/1/40 (c)		366,511	386,452
2.627% 6/1/47 (c)		93,567	98,623
2.662% 7/1/35 (c)		96,130	100,951
2.662% 2/1/36 (c)		379,408	399,674
2.672% 6/1/36 (c)		285,932	302,791
2.685% 12/1/39 (c)		189,798	200,670
2.69% 3/1/37 (c)		25,716	26,908
2.693% 2/1/42 (c)		1,580,633	1,650,574
2.695% 12/1/35 (c)		234,840	247,726
2.751% 1/1/42 (c)		1,683,991	1,755,825
2.801% 11/1/36 (c)		74,578	78,359
2.803% 6/1/36 (c)		141,365	147,641
2.817% 5/1/36 (c)		173,667	183,214
2.833% 3/1/35 (c)		58,416	61,735
2.835% 9/1/35 (c)		66,545	69,878
2.837% 7/1/34 (c)		195,963	207,806
2.951% 11/1/40 (c)		141,647	149,376
2.98% 9/1/41 (c)		169,148	176,922
2.991% 10/1/41 (c)		79,813	83,594
3% 12/1/26 to 7/1/46		323,376,163	338,092,227
3% 9/1/31 (i)		13,800,000	14,447,502
3% 9/1/46 (i)		5,000,000	5,184,766
3% 9/1/46 (i)		4,450,000	4,614,441
3% 9/1/46 (i)		34,700,000	35,982,273
3% 9/1/46 (i)		29,600,000	30,693,812
3% 9/1/46 (i)		80,500,000	83,474,725
3% 9/1/46 (i)		4,000,000	4,147,812
3% 10/1/46 (i)		5,000,000	5,174,610
3% 10/1/46 (i)		34,700,000	35,911,790
3% 10/1/46 (i)		4,000,000	4,139,688
3% 10/1/46 (i)		80,500,000	83,311,213
3% 10/1/46 (i)		4,450,000	4,605,402
3% 10/1/46 (i)		25,400,000	26,287,016
3.005% 7/1/37 (c)		161,589	171,767
3.007% 5/1/36 (c)		120,709	127,297
3.022% 8/1/41 (c)		870,121	904,867
3.229% 7/1/41 (c)		249,844	262,912
3.352% 10/1/41 (c)		133,574	140,733
3.36% 9/1/41 (c)		290,359	308,936
3.466% 12/1/40 (c)		12,061,207	12,657,965
3.5% 3/1/25 to 5/1/46		541,645,070	574,917,400
3.5% 9/1/46 (i)		9,200,000	9,692,349
3.557% 7/1/41 (c)		321,163	337,745
4% 9/1/24 to 4/1/46		399,005,682	430,324,579
4% 9/1/46 (i)		100,000,000	107,101,560
4% 9/1/46 (i)		118,100,000	126,486,942
4.5% 2/1/33 to 4/1/45		179,209,539	197,211,841
5% 3/1/18 to 3/1/45		168,333,879	188,693,474
5.203% 7/1/37 (c)		38,701	40,839
5.255% 8/1/41		2,700,499	3,009,009
5.5% 12/1/17 to 3/1/41		32,331,653	36,605,854
6% 2/1/17 to 1/1/42		15,663,727	18,008,011
6.5% 9/1/16 to 4/1/37		6,807,611	7,891,720
7% 9/1/21 to 7/1/37		1,450,826	1,696,912
7.5% 6/1/25 to 2/1/32		628,782	742,186
8% 12/1/17 to 3/1/37		14,025	17,164
8.5% 1/1/17 to 7/1/22		1,456	1,658
9.5% 6/1/18 to 9/1/21		11,496	12,190

TOTAL FANNIE MAE			2,543,978,144

Freddie Mac - 4.3%
2% 8/1/37 (c)		35,106	35,750
2.171% 1/1/36 (c)		81,149	83,959
2.2% 3/1/37 (c)		17,008	17,596
2.231% 3/1/36 (c)		155,554	161,245
2.32% 3/1/35 (c)		68,475	70,531
2.366% 11/1/35 (c)		148,343	154,613
2.47% 3/1/36 (c)		171,067	178,078
2.493% 12/1/35 (c)		178,576	185,209
2.5% 7/1/31		7,281,086	7,542,510
2.55% 6/1/37 (c)		29,113	30,286
2.555% 2/1/37 (c)		176,462	183,229
2.582% 5/1/37 (c)		51,252	53,442
2.599% 6/1/33 (c)		206,071	215,776
2.625% 5/1/37 (c)		34,654	36,689
2.66% 8/1/37 (c)		77,820	81,165
2.668% 4/1/37 (c)		49,275	51,906
2.82% 10/1/36 (c)		306,406	320,649
2.823% 10/1/42 (c)		1,828,552	1,932,408
2.827% 3/1/35 (c)		974,046	1,035,180
2.856% 10/1/35 (c)		123,567	129,413
2.885% 6/1/37 (c)		24,562	25,826
2.887% 6/1/33 (c)		586,051	618,969
2.915% 6/1/37 (c)		226,671	238,934
2.916% 3/1/33 (c)		2,058	2,170
2.949% 6/1/37 (c)		49,512	52,030
2.989% 4/1/36 (c)		184,746	194,485
3% 10/1/28 to 6/1/46		148,599,154	155,541,287
3% 9/1/46 (i)		100,850,000	104,582,206
3.068% 9/1/41 (c)		1,536,243	1,607,257
3.075% 12/1/36 (c)		304,639	324,552
3.17% 6/1/36 (c)		48,877	50,797
3.193% 9/1/41 (c)		184,919	194,006
3.22% 4/1/37 (c)		8,560	9,100
3.231% 4/1/41 (c)		186,993	195,235
3.286% 6/1/41 (c)		196,190	206,555
3.295% 7/1/36 (c)		72,100	76,813
3.309% 7/1/41 (c)		963,539	1,012,006
3.417% 5/1/41 (c)		149,980	157,148
3.435% 12/1/40 (c)		5,908,124	6,182,843
3.5% 3/1/32 to 5/1/46 (g)(j)		448,463,999	476,351,906
3.5% 9/1/46 (i)		1,050,000	1,105,371
3.581% 10/1/35 (c)		135,362	144,210
3.627% 6/1/41 (c)		278,209	292,803
3.704% 5/1/41 (c)		249,161	262,452
4% 7/1/31 to 4/1/46		242,570,753	261,264,629
4.5% 6/1/25 to 1/1/45		27,049,526	29,781,774
5% 6/1/20 to 7/1/41		28,116,572	31,685,684
5.125% 4/1/38 (c)		195,836	207,623
5.5% 10/1/17 to 3/1/41		12,205,024	13,738,818
6% 9/1/16 to 12/1/37		3,126,514	3,575,389
6.5% 9/1/16 to 9/1/39		4,339,091	4,999,476
7% 6/1/21 to 9/1/36		1,362,089	1,603,888
7.5% 1/1/27 to 6/1/32		24,777	29,484
8% 1/1/17 to 1/1/37		46,082	55,791
8.5% 9/1/19 to 1/1/28		41,761	49,228
9% 5/1/17 to 10/1/20		57	61
9.5% 5/1/21 to 7/1/21		256	279
10% 11/15/18 to 11/1/20		94	102
11% 7/1/19 to 9/1/20		29	32

TOTAL FREDDIE MAC			1,108,920,853

Ginnie Mae - 3.0%
3% 6/15/42 to 4/15/45		59,295,063	62,343,209
3% 9/1/46 (i)		16,600,000	17,380,718
3% 9/1/46 (i)		22,430,000	23,484,910
3% 9/1/46 (i)		8,300,000	8,690,359
3% 9/1/46 (i)		12,200,000	12,773,781
3.5% 11/15/40 to 6/20/46 (j)		319,543,382	341,555,504
3.5% 9/1/46 (i)		55,900,000	59,310,772
4% 5/20/33 to 7/20/45		108,472,903	117,171,657
4.5% 6/20/33 to 8/15/41		70,956,104	78,167,255
5% 12/15/32 to 9/15/41		29,580,254	33,359,672
5.5% 4/15/29 to 9/15/39		4,918,243	5,650,241
6% 10/15/30 to 11/15/39		716,845	825,030
6.5% 3/20/31 to 11/15/37		391,031	456,830
7% 10/15/22 to 3/15/33		1,299,711	1,547,936
7.5% 1/15/17 to 9/15/31		592,082	691,119
8% 4/15/17 to 11/15/29		196,694	228,348
8.5% 10/15/21 to 1/15/31		36,750	44,280
9% 8/15/19 to 1/15/23		1,441	1,574
9.5% 12/15/20 to 2/15/25		575	632
10.5% 10/20/17 to 1/20/18		785	810
11% 9/20/19		613	677

TOTAL GINNIE MAE			763,685,314

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,364,789,176)			4,416,584,311

Asset-Backed Securities - 0.5%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1929% 4/25/35 (c)		$664,344	$619,515
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.1744% 3/25/34 (c)		247,488	237,846
Airspeed Ltd. Series 2007-1A Class C1, 3.0077% 6/15/32 (b)(c)		3,192,797	846,091
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (b)		7,351,123	7,382,568
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9821% 6/17/31 (b)(c)		1,265,000	1,239,585
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		147,000	161,038
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		428,000	474,881
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		599,438	631,808
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		981,000	1,065,623
Class XS, 0% 10/17/45 (b)(c)(k)		694,019	7
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.5379% 12/25/33 (c)		42,361	38,876
Series 2004-R2 Class M3, 1.3129% 4/25/34 (c)		89,819	68,231
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2679% 3/25/34 (c)		47,932	43,437
Series 2004-W11 Class M2, 1.5744% 11/25/34 (c)		561,149	543,219
Series 2004-W7 Class M1, 1.3129% 5/25/34 (c)		1,407,905	1,295,263
Series 2006-W4 Class A2C, 0.6844% 5/25/36 (c)		1,127,804	385,008
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.3494% 4/25/34 (c)		1,558,236	1,348,261
Series 2006-HE2 Class M1, 0.8944% 3/25/36 (c)		17,649	3,464
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-2A Class A, 2.802% 5/20/18 (b)		8,445,000	8,498,008
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.6644% 12/25/36 (c)		1,802,588	1,034,365
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (b)		3,908,480	3,908,971
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (b)		5,979,085	5,975,163
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.7744% 3/25/32 (c)		3,192	3,134
Series 2004-3 Class M4, 1.9794% 4/25/34 (c)		59,541	52,840
Series 2004-4 Class M2, 1.3194% 6/25/34 (c)		90,341	84,242
Series 2004-7 Class AF5, 5.868% 1/25/35 (c)		2,226,080	2,290,706
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		247,030	255,945
Fannie Mae Series 2004-T5 Class AB3, 1.1662% 5/28/35 (c)		38,916	33,941
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6994% 8/25/34 (c)		285,560	269,415
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.3494% 3/25/34 (c)		9,379	7,922
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (b)		7,309,186	7,338,438
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.2594% 1/25/35 (c)		948,695	814,377
Class M4, 1.5444% 1/25/35 (c)		347,133	185,677
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.2054% 2/25/47 (b)(c)		1,033,051	858,235
GE Business Loan Trust Series 2006-2A:
Class A, 0.6877% 11/15/34 (b)(c)		635,038	588,463
Class B, 0.7877% 11/15/34 (b)(c)		229,395	204,563
Class C, 0.8877% 11/15/34 (b)(c)		381,245	334,583
Class D, 1.2577% 11/15/34 (b)(c)		144,771	124,155
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (b)		79,112	1,743
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.8444% 8/25/33 (c)		247,952	230,931
Series 2003-3 Class M1, 1.8144% 8/25/33 (c)		406,129	380,786
Series 2003-5 Class A2, 1.2244% 12/25/33 (c)		32,929	30,214
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.7144% 1/25/37 (c)		1,522,035	1,066,329
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.137% 12/17/30 (b)(c)		590,000	582,157
Series 2014-SFR1 Class F, 4.2321% 6/17/31 (b)(c)		557,000	548,252
Series 2014-SFR3 Class E, 4.9821% 12/17/31 (b)(c)		206,000	208,854
Series 2014-SRF2 Class F, 4.4821% 9/17/31 (b)(c)		335,000	331,650
Series 2015-SFR2 Class E, 3.6279% 6/17/32 (b)(c)		485,000	482,409
Series 2015-SFR3 Class E, 4.2321% 8/17/32 (b)(c)		5,116,000	5,134,708
Series 2015-SRF1 Class E, 4.6461% 3/17/32 (b)(c)		624,000	630,150
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.7879% 7/25/36 (c)		162,414	75,283
Series 2007-CH1 Class AF3, 5.532% 11/25/36		5,734,312	5,760,448
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (c)		33,651	33,526
Series 2006-A Class 2C, 1.7901% 3/27/42 (c)		3,243,000	1,600,329
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.6844% 11/25/36 (c)		4,382,811	1,894,998
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.8244% 5/25/37 (c)		270,977	6,522
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.2744% 7/25/34 (c)		100,913	83,624
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.4994% 7/25/34 (c)		179,908	169,645
Series 2006-FF1 Class M2, 0.8144% 8/25/36 (c)		13,300,000	12,901,092
Series 2006-FM1 Class A2B, 0.5979% 4/25/37 (c)		37,285	32,181
Series 2006-OPT1 Class A1A, 1.0444% 6/25/35 (c)		1,366,755	1,315,578
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.2044% 8/25/34 (c)		57,368	49,115
Series 2004-NC6 Class M3, 2.6994% 7/25/34 (c)		14,622	14,202
Series 2004-NC8 Class M6, 2.3994% 9/25/34 (c)		16,509	15,365
Series 2005-NC1 Class M1, 1.1844% 1/25/35 (c)		204,193	183,132
Series 2005-NC2 Class B1, 2.2794% 3/25/35 (c)		155,719	3,595
Nationstar HECM Loan Trust Series 2016-1A Class A, 3.1294% 2/25/26 (b)		12,578,874	12,630,297
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.0344% 9/25/35 (c)		1,426,957	1,342,833
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (b)		2,660,201	2,662,862
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3994% 9/25/34 (c)		532,896	486,807
Class M4, 2.6994% 9/25/34 (c)		683,353	424,454
Series 2005-WCH1 Class M4, 1.7694% 1/25/36 (c)		1,475,804	1,314,089
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		168,000	173,266
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.4744% 9/25/46 (b)(c)		250,000	58,186
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.3244% 4/25/33 (c)		5,108	4,307
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2829% 3/25/35 (c)		640,560	594,812
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.6025% 6/15/33 (c)		432,173	409,169
Springcastle SPV Series 2014-AA Class A, 2.7% 5/25/23 (b)		16,358,728	16,372,247
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.2494% 9/25/34 (c)		37,706	32,782
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.3844% 9/25/34 (c)		28,819	25,661
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1901% 4/6/42 (b)(c)		2,577,358	1,134,037
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (b)		5,259,712	5,271,370
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.9739% 11/21/40 (b)(c)		58,508	57,922
Class D, 1.5039% 11/21/40 (b)(c)		305,000	255,745
TOTAL ASSET-BACKED SECURITIES
(Cost $120,372,006)			126,265,528

Collateralized Mortgage Obligations - 2.0%
Private Sponsor - 0.5%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.6279% 6/27/36 (b)(c)		14,850,432	14,324,102
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 2.9241% 12/26/35 (b)(c)		3,070,646	3,069,386
BCAP LLC Trust sequential payer:
Series 2012-RR5 Class 8A5, 0.6481% 7/26/36 (b)(c)		2,367,299	2,249,411
Series 2013-RR4 Class 2A1, 3.1328% 5/26/47 (b)(c)		6,722,713	6,680,185
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.0844% 1/25/35 (c)		833,540	805,166
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (b)(c)		10,031,451	9,927,640
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.4142% 10/26/37 (b)(c)		463,655	454,958
CSMC:
floater Series 2015-1R Class 6A1, 0.7326% 5/27/37 (b)(c)		10,831,510	10,033,993
Series 2011-2R Class 2A1, 2.6521% 7/27/36 (b)		6,852,136	6,753,614
Series 2014-3R Class 2A1, 1.1879% 5/27/37 (b)(c)		1,380,947	1,298,327
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.7843% 10/25/34 (c)		426,120	422,695
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3579% 12/25/46 (b)(c)		910,000	986,285
Series 2010-K7 Class B, 5.4408% 4/25/20 (b)(c)		1,000,000	1,105,375
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 2.5085% 3/25/37 (c)		763,603	741,392
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.9609% 8/25/36 (c)		1,006,123	904,821
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.6944% 2/25/37 (c)		2,698,314	2,487,983
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		32,597	32,763
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (b)		10,267,145	10,267,145
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 2.9036% 3/26/37 (b)(c)		5,064,087	4,994,391
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.8144% 7/25/35 (c)		723,425	699,038
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.8243% 6/10/35 (b)(c)		292,948	240,295
Class B6, 3.3243% 6/10/35 (b)(c)		65,317	48,735
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.8046% 7/20/34 (c)		21,400	20,938
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.28% 4/25/33 (c)		56,154	55,371
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.1644% 9/25/43 (c)		10,215,412	9,826,331
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-BB Class A2, 2.8508% 1/25/35 (c)		2,383,444	2,416,691
Series 2005-AR10 Class 2A15, 2.9022% 6/25/35 (c)		12,322,275	12,661,848
Series 2005-AR2:
Class 1A2, 2.8637% 3/25/35 (c)		1,531,131	1,412,660
Class 3A1, 2.8409% 3/25/35 (c)		21,365,338	21,489,334
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4 Class 2A1, 2.921% 6/27/36 (b)(c)		2,398,220	2,351,335

TOTAL PRIVATE SPONSOR			128,762,208

U.S. Government Agency - 1.5%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1.3244% 2/25/32 (c)		28,129	28,391
Series 2002-39 Class FD, 1.5074% 3/18/32 (c)		46,273	47,010
Series 2002-60 Class FV, 1.5244% 4/25/32 (c)		59,920	60,930
Series 2002-63 Class FN, 1.5244% 10/25/32 (c)		77,963	79,235
Series 2002-7 Class FC, 1.2744% 1/25/32 (c)		29,405	29,962
Series 2002-94 Class FB, 0.9244% 1/25/18 (c)		19,888	19,913
Series 2003-118 Class S, 7.5756% 12/25/33 (c)(k)(l)		926,742	243,874
Series 2006-104 Class GI, 6.1556% 11/25/36 (c)(k)(l)		690,327	143,734
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		42,988	46,603
Series 1993-207 Class H, 6.5% 11/25/23		522,530	579,160
Series 1996-28 Class PK, 6.5% 7/25/25		166,787	185,167
Series 1999-17 Class PG, 6% 4/25/29		451,683	491,848
Series 1999-32 Class PL, 6% 7/25/29		404,493	441,273
Series 1999-33 Class PK, 6% 7/25/29		270,368	295,603
Series 2001-52 Class YZ, 6.5% 10/25/31		31,875	37,239
Series 2002-9 Class PC, 6% 3/25/17		4,092	4,131
Series 2003-28 Class KG, 5.5% 4/25/23		299,662	322,925
Series 2004-21 Class QE, 4.5% 11/25/32		30,166	30,489
Series 2005-102 Class CO, 11/25/35 (m)		240,410	215,367
Series 2005-73 Class SA, 16.1866% 8/25/35 (c)(l)		90,321	117,218
Series 2005-81 Class PC, 5.5% 9/25/35		427,876	493,278
Series 2006-12 Class BO, 10/25/35 (m)		1,063,397	1,009,318
Series 2006-37 Class OW, 5/25/36 (m)		112,046	103,825
Series 2006-45 Class OP, 6/25/36 (m)		320,469	291,454
Series 2006-62 Class KP, 4/25/36 (m)		480,266	451,070
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		87,846	102,940
Series 1999-25 Class Z, 6% 6/25/29		346,325	392,720
Series 2001-20 Class Z, 6% 5/25/31		470,590	527,642
Series 2001-31 Class ZC, 6.5% 7/25/31		246,346	284,556
Series 2002-16 Class ZD, 6.5% 4/25/32		130,093	151,337
Series 2002-74 Class SV, 7.0256% 11/25/32 (c)(k)		594,161	115,287
Series 2012-67 Class AI, 4.5% 7/25/27 (k)		3,193,551	403,719
Series 06-116 Class SG, 6.1156% 12/25/36 (c)(k)(l)		455,579	101,184
Series 07-40 Class SE, 5.9156% 5/25/37 (c)(k)(l)		277,533	57,600
Series 1993-165 Class SH, 18.3166% 9/25/23 (c)(l)		21,030	28,120
Series 2003-21 Class SK, 7.5756% 3/25/33 (c)(k)(l)		72,759	13,602
Series 2003-35 Class TQ, 6.9756% 5/25/18 (c)(k)(l)		21,556	904
Series 2005-72 Class ZC, 5.5% 8/25/35		3,055,287	3,433,790
Series 2007-57 Class SA, 37.4737% 6/25/37 (c)(l)		224,250	470,310
Series 2007-66:
Class SA, 36.4537% 7/25/37 (c)(l)		332,894	676,565
Class SB, 36.4537% 7/25/37 (c)(l)		145,072	287,017
Series 2007-75 Class JI, 6.0206% 8/25/37 (c)(k)		10,221,304	2,009,374
Series 2008-12 Class SG, 5.8256% 3/25/38 (c)(k)(l)		1,886,475	358,147
Series 2009-114 Class AI, 5% 12/25/23 (k)		174,373	3,484
Series 2009-16 Class SA, 5.7256% 3/25/24 (c)(k)(l)		36,113	514
Series 2009-76 Class MI, 5.5% 9/25/24 (k)		91,475	2,709
Series 2009-85 Class IB, 4.5% 8/25/24 (k)		160,132	10,543
Series 2009-93 Class IC, 4.5% 9/25/24 (k)		240,204	15,110
Series 2010-112 Class SG, 5.8356% 6/25/21 (c)(k)(l)		184,396	9,832
Series 2010-12 Class AI, 5% 12/25/18 (k)		455,697	13,940
Series 2010-135 Class LS, 5.5256% 12/25/40 (c)(k)(l)		1,739,682	287,881
Series 2010-139 Class NI, 4.5% 2/25/40 (k)		1,686,674	212,286
Series 2010-17 Class DI, 4.5% 6/25/21 (k)		143,510	6,574
Series 2010-23:
Class AI, 5% 12/25/18 (k)		175,302	5,304
Class HI, 4.5% 10/25/18 (k)		143,426	4,403
Series 2010-29 Class LI, 4.5% 6/25/19 (k)		416,805	11,726
Series 2010-97 Class CI, 4.5% 8/25/25 (k)		544,745	30,055
Series 2011-110 Class SA, 6.0856% 4/25/41 (c)(k)		5,170,645	734,847
Series 2011-123 Class SD, 7.1244% 8/25/39 (c)(k)		4,404,227	568,694
Series 2011-39 Class ZA, 6% 11/25/32		1,162,671	1,333,060
Series 2011-67 Class AI, 4% 7/25/26 (k)		509,791	53,333
Series 2011-83 Class DI, 6% 9/25/26 (k)		778,715	92,945
Series 2012-100 Class WI, 3% 9/25/27 (k)		7,472,213	659,876
Series 2012-14 Class JS, 6.1256% 12/25/30 (c)(k)		2,694,787	371,054
Series 2013-133 Class IB, 3% 4/25/32 (k)		4,787,041	363,541
Series 2013-51 Class GI, 3% 10/25/32 (k)		6,613,663	708,156
Series 2013-N1 Class A, 6.1956% 6/25/35 (c)(k)(l)		1,427,133	301,450
Series 2014-68 Class ID, 3.5% 3/25/34 (k)		3,566,464	384,995
Series 2015-42 Class LS, 5.6756% 6/25/45 (c)(k)(l)		18,090,249	3,325,545
Series 2015-70 Class JC, 3% 10/25/45		9,683,572	10,118,056
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (k)		59,625	1,747
Class 5, 5.5% 7/25/33 (k)		254,409	55,949
Series 343 Class 16, 5.5% 5/25/34 (k)		212,994	31,978
Series 348 Class 14, 6.5% 8/25/34 (c)(k)		157,258	31,346
Series 351:
Class 12, 5.5% 4/25/34 (c)(k)		104,855	18,158
Class 13, 6% 3/25/34 (k)		136,397	27,113
Series 359 Class 19, 6% 7/25/35 (c)(k)		94,489	14,995
Series 384 Class 6, 5% 7/25/37 (k)		1,190,042	228,744
Freddie Mac:
floater:
Series 2412 Class FK, 1.3077% 1/15/32 (c)		23,229	23,439
Series 2423 Class FA, 1.4077% 3/15/32 (c)		31,032	31,438
Series 2424 Class FM, 1.5077% 3/15/32 (c)		34,078	34,649
Series 2432:
Class FE, 1.4077% 6/15/31 (c)		56,022	56,781
Class FG, 1.4077% 3/15/32 (c)		18,160	18,394
floater target amortization class Series 3366 Class FD, 0.7577% 5/15/37 (c)		1,283,225	1,275,595
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (m)		912,218	829,653
Series 2095 Class PE, 6% 11/15/28		486,958	533,012
Series 2101 Class PD, 6% 11/15/28		45,740	49,827
Series 2121 Class MG, 6% 2/15/29		198,297	216,328
Series 2131 Class BG, 6% 3/15/29		1,364,247	1,491,499
Series 2137 Class PG, 6% 3/15/29		215,545	241,809
Series 2154 Class PT, 6% 5/15/29		354,815	386,743
Series 2162 Class PH, 6% 6/15/29		82,943	92,570
Series 2425 Class JH, 6% 3/15/17		8,183	8,267
Series 2520 Class BE, 6% 11/15/32		444,049	485,843
Series 2585 Class KS, 7.0924% 3/15/23 (c)(k)(l)		29,018	3,318
Series 2693 Class MD, 5.5% 10/15/33		5,243,942	5,913,819
Series 2802 Class OB, 6% 5/15/34		858,304	959,823
Series 2937 Class KC, 4.5% 2/15/20		880,889	908,482
Series 2962 Class BE, 4.5% 4/15/20		949,649	987,321
Series 3002 Class NE, 5% 7/15/35		1,244,365	1,365,138
Series 3110 Class OP, 9/15/35 (m)		599,399	567,323
Series 3119 Class PO, 2/15/36 (m)		1,029,524	948,071
Series 3121 Class KO, 3/15/36 (m)		195,183	177,938
Series 3123 Class LO, 3/15/36 (m)		584,642	537,551
Series 3145 Class GO, 4/15/36 (m)		562,284	540,425
Series 3189 Class PD, 6% 7/15/36		1,276,701	1,449,911
Series 3225 Class EO, 10/15/36 (m)		338,670	308,290
Series 3258 Class PM, 5.5% 12/15/36		563,977	631,760
Series 3415 Class PC, 5% 12/15/37		469,889	511,964
Series 3786 Class HI, 4% 3/15/38 (k)		1,541,110	147,448
Series 3806 Class UP, 4.5% 2/15/41		3,094,779	3,321,728
Series 3832 Class PE, 5% 3/15/41		2,375,210	2,713,366
sequential payer:
Series 2135 Class JE, 6% 3/15/29		97,293	106,068
Series 2274 Class ZM, 6.5% 1/15/31		111,729	128,891
Series 2281 Class ZB, 6% 3/15/30		273,065	296,664
Series 2303 Class ZV, 6% 4/15/31		117,731	128,928
Series 2357 Class ZB, 6.5% 9/15/31		828,867	968,049
Series 2502 Class ZC, 6% 9/15/32		238,709	262,664
Series 2519 Class ZD, 5.5% 11/15/32		400,712	433,642
Series 2546 Class MJ, 5.5% 3/15/23		186,080	197,427
Series 2601 Class TB, 5.5% 4/15/23		88,976	96,666
Series 2998 Class LY, 5.5% 7/15/25		251,436	273,843
Series 06-3115 Class SM, 6.0924% 2/15/36 (c)(k)(l)		390,794	86,285
Series 2013-4281 Class AI, 4% 12/15/28 (k)		5,430,104	554,650
Series 2844:
Class SC, 43.5003% 8/15/24 (c)(l)		11,632	19,365
Class SD, 79.8505% 8/15/24 (c)(l)		17,112	37,741
Series 2935 Class ZK, 5.5% 2/15/35		4,262,342	4,852,324
Series 2947 Class XZ, 6% 3/15/35		1,420,161	1,610,799
Series 3055 Class CS, 6.0824% 10/15/35 (c)(k)		544,544	97,965
Series 3237 Class C, 5.5% 11/15/36		3,913,307	4,547,580
Series 3244 Class SG, 6.1524% 11/15/36 (c)(k)(l)		1,291,015	263,559
Series 3284 Class CI, 5.6124% 3/15/37 (c)(k)		2,977,421	597,590
Series 3287 Class SD, 6.2424% 3/15/37 (c)(k)(l)		1,971,886	449,425
Series 3297 Class BI, 6.2524% 4/15/37 (c)(k)(l)		2,858,081	657,595
Series 3336 Class LI, 6.0724% 6/15/37 (c)(k)		1,004,637	146,810
Series 3772 Class BI, 4.5% 10/15/18 (k)		497,270	17,206
Series 3949 Class MK, 4.5% 10/15/34		891,206	962,523
Series 3955 Class YI, 3% 11/15/21 (k)		2,883,823	147,236
Series 4055 Class BI, 3.5% 5/15/31 (k)		4,483,428	388,120
Series 4149 Class IO, 3% 1/15/33 (k)		2,896,343	382,654
Series 4314 Class AI, 5% 3/15/34 (k)		1,745,763	239,749
Series 4427 Class LI, 3.5% 2/15/34 (k)		8,077,554	760,031
Series 4471 Class PA 4% 12/15/40		12,211,078	12,930,023
Series 4476 Class IA, 3.5% 1/15/32 (k)		8,692,454	614,835
target amortization class Series 2156 Class TC, 6.25% 5/15/29		278,512	306,233
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.4077% 2/15/24 (c)		112,041	113,132
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		188,690	210,625
Series 2056 Class Z, 6% 5/15/28		378,457	412,999
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		9,330,389	10,199,054
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.1834% 6/16/37 (c)(k)(l)		559,664	106,799
Series 2010-H03 Class FA, 1.0409% 3/20/60 (c)(n)		6,528,805	6,517,283
Series 2010-H17 Class FA, 0.8209% 7/20/60 (c)(n)		692,144	684,910
Series 2010-H18 Class AF, 0.7676% 9/20/60 (c)(n)		855,594	845,877
Series 2010-H19 Class FG, 0.7676% 8/20/60 (c)(n)		981,482	970,491
Series 2010-H27 Series FA, 0.8476% 12/20/60 (c)(n)		1,718,320	1,703,447
Series 2011-H05 Class FA, 0.9676% 12/20/60 (c)(n)		2,764,049	2,754,143
Series 2011-H07 Class FA, 0.9676% 2/20/61 (c)(n)		5,319,446	5,301,492
Series 2011-H12 Class FA, 0.9576% 2/20/61 (c)(n)		7,018,233	6,991,893
Series 2011-H13 Class FA, 0.9676% 4/20/61 (c)(n)		2,611,945	2,602,761
Series 2011-H14:
Class FB, 0.9676% 5/20/61 (c)(n)		3,089,617	3,077,459
Class FC, 0.9676% 5/20/61 (c)(n)		2,737,769	2,727,588
Series 2011-H17 Class FA, 0.9976% 6/20/61 (c)(n)		3,604,495	3,595,848
Series 2011-H21 Class FA, 1.0676% 10/20/61 (c)(n)		7,000,868	7,000,018
Series 2012-H01 Class FA, 1.1676% 11/20/61 (c)(n)		3,469,596	3,481,592
Series 2012-H03 Class FA, 1.1676% 1/20/62 (c)(n)		2,178,944	2,186,533
Series 2012-H06 Class FA, 1.0976% 1/20/62 (c)(n)		3,382,232	3,385,357
Series 2012-H07 Class FA, 1.0976% 3/20/62 (c)(n)		1,997,416	1,999,372
Series 2012-H23 Class WA, 0.9876% 10/20/62 (c)(n)		1,713,066	1,707,595
Series 2012-H26, Class CA, 0.9976% 7/20/60 (c)(n)		7,126,390	7,110,696
Series 2013-H07 Class BA, 0.8276% 3/20/63 (c)(n)		2,827,861	2,799,875
Series 2014-H03 Class FA, 1.0676% 1/20/64 (c)(n)		3,187,104	3,186,678
Series 2014-H05 Class FB, 1.0676% 12/20/63 (c)(n)		8,505,499	8,504,371
Series 2014-H11 Class BA, 0.9676% 6/20/64 (c)(n)		12,713,544	12,663,196
Series 2014-H20 Class BF, 0.9676% 9/20/64 (c)(n)		40,706,307	40,540,213
Series 2015-H13 Class FL, 0.7476% 5/20/63 (c)(n)		16,070,006	16,010,680
Series 2015-H19 Class FA, 0.6676% 4/20/63 (c)(n)		15,037,885	14,967,268
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29		470,150	536,562
Series 1997-8 Class PE, 7.5% 5/16/27		194,308	230,304
Series 2011-136 Class WI, 4.5% 5/20/40 (k)		1,232,464	103,170
sequential payer Series 2004-24 Class ZM, 5% 4/20/34		1,898,754	2,107,468
Series 2004-32 Class GS, 5.9934% 5/16/34 (c)(k)(l)		295,825	61,277
Series 2004-73 Class AL, 6.6934% 8/17/34 (c)(k)(l)		361,986	89,566
Series 2007-35 Class SC, 37.1601% 6/16/37 (c)(l)		23,775	46,404
Series 2010-98 Class HS, 6.0876% 8/20/40 (c)(k)		2,213,433	381,225
Series 2010-H10 Class FA, 0.8209% 5/20/60 (c)(n)		2,221,165	2,198,626
Series 2011-94 Class SA, 5.5876% 7/20/41 (c)(k)(l)		2,056,351	319,798
Series 2012-76 Class GS, 6.1934% 6/16/42 (c)(k)(l)		1,176,949	257,506
Series 2012-97 Class JS, 5.7434% 8/16/42 (c)(k)(l)		3,761,138	672,374
Series 2013-124:
Class ES, 7.9834% 4/20/39 (c)(l)		4,031,555	4,332,165
Class ST, 8.1168% 8/20/39 (c)(l)		7,740,226	8,510,433
Series 2013-147 Class A/S, 5.6376% 10/20/43 (c)(k)		3,185,880	483,559
Series 2013-160 Class MS, 5.6876% 9/20/32 (c)(k)(l)		5,115,077	1,003,839
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		31,274,833	31,689,809
Series 2015-H17 Class HA, 2.5% 5/20/65 (n)		26,560,952	26,932,112
Series 2015-H21:
Class HA, 2.5% 6/20/63 (n)		6,021,176	6,086,102
Class JA, 2.5% 6/20/65 (n)		28,325,500	28,645,629
Ginnie Mae pass thru certificates Series 2010-85 Class SE, 6.0376% 7/20/40 (c)(k)		1,939,154	330,516

TOTAL U.S. GOVERNMENT AGENCY			385,934,126

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $512,071,657)			514,696,334

Commercial Mortgage Securities - 4.0%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		180,000	199,849
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	128,120
Series 1997-D5 Class PS1, 1.4918% 2/14/43 (c)(k)		283,691	129
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		1,500,000	1,520,368
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (c)		845,792	844,577
Series 2007-5 Class A1A, 5.361% 2/10/51		25,336,339	26,110,465
Series 2004-1 Class F, 5.279% 11/10/39 (b)(c)		26,437	26,501
Series 2005-1 Class CJ, 5.349% 11/10/42 (c)		98,631	98,520
Series 2005-5 Class D, 5.4036% 10/10/45 (c)		511,295	511,100
Series 2007-2 Class A4, 5.6241% 4/10/49 (c)		6,398,790	6,449,403
Series 2007-3 Class A4, 5.5433% 6/10/49 (c)		15,824,031	16,046,591
Series 2008-1 Class D, 6.27% 2/10/51 (b)(c)		125,000	95,064
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		5,752,627	5,794,302
Bank of America Commercial Mortgage Trust:
Series 2015-UBS7 Class D, 3.167% 9/15/48		258,000	204,065
Series 2016-UB10 Class XA, 2.0127% 6/15/49 (c)(k)		46,442,834	5,965,503
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		1,782,000	1,686,129
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.7994% 12/25/33 (b)(c)		26,595	24,279
Series 2005-4A:
Class A2, 0.9144% 1/25/36 (b)(c)		672,982	578,521
Class B1, 1.9244% 1/25/36 (b)(c)		29,351	22,422
Class M1, 0.9744% 1/25/36 (b)(c)		217,091	179,432
Class M2, 0.9944% 1/25/36 (b)(c)		65,127	52,888
Class M3, 1.0244% 1/25/36 (b)(c)		95,113	77,036
Class M4, 1.1344% 1/25/36 (b)(c)		52,603	41,943
Class M5, 1.1744% 1/25/36 (b)(c)		52,603	40,385
Class M6, 1.2244% 1/25/36 (b)(c)		55,870	42,108
Series 2006-3A Class M4, 0.9544% 10/25/36 (b)(c)		28,499	20,699
Series 2007-1 Class A2, 0.7944% 3/25/37 (b)(c)		439,508	371,393
Series 2007-2A:
Class A1, 0.7944% 7/25/37 (b)(c)		469,112	403,389
Class A2, 0.8444% 7/25/37 (b)(c)		438,322	348,352
Class M1, 0.8944% 7/25/37 (b)(c)		153,914	116,954
Class M2, 0.9344% 7/25/37 (b)(c)		84,105	59,938
Class M3, 1.0144% 7/25/37 (b)(c)		65,766	46,494
Series 2007-3:
Class A2, 0.8144% 7/25/37 (b)(c)		419,825	333,250
Class M1, 0.8344% 7/25/37 (b)(c)		91,182	69,532
Class M2, 0.8644% 7/25/37 (b)(c)		97,730	70,963
Class M3, 0.8944% 7/25/37 (b)(c)		153,999	103,841
Class M4, 1.0244% 7/25/37 (b)(c)		241,802	161,766
Class M5, 1.1244% 7/25/37 (b)(c)		117,422	57,931
Series 2007-4A Class M1, 1.4379% 9/25/37 (b)(c)		77,823	25,296
Series 2006-3A, Class IO, 0% 10/25/36 (b)(c)(k)		4,370,290	0
BBCMS Mortgage Trust Series 2016-ETC:
Class D, 3.7291% 8/14/36 (b)(c)		1,000,000	1,007,500
Class E, 3.7291% 8/14/36 (b)(c)		1,000,000	885,077
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	601,971
Series 2007-PW16 Class A4, 5.7197% 6/11/40 (c)		814,087	829,368
Series 2006-T22 Class B, 5.723% 4/12/38 (b)(c)		173,852	174,171
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.4286% 3/11/39 (c)		450,000	429,809
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		656,967	688,880
BLCP Hotel Trust floater Series 2014-CLRN Class F, 3.5416% 8/15/29 (b)(c)		832,000	768,172
BWAY Mortgage Trust Series 2015-1740 Class E, 3.8241% 1/13/35 (b)(c)		1,000,000	935,627
C-BASS Trust floater Series 2006-SC1 Class A, 0.7579% 5/25/36 (b)(c)		56,249	55,251
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		606,000	587,927
CDGJ Commercial Mortgage Trust Series 2014-BXCH:
Class A, 2.0801% 12/15/27 (b)(c)		17,387,124	17,425,334
Class DPA, 3.6801% 12/15/27 (b)(c)		5,842,935	5,776,935
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.6226% 12/15/47 (b)(c)		750,000	869,383
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9967% 6/15/31 (b)(c)		511,000	481,121
Class YTC3, 2.9967% 6/15/31 (b)(c)		184,000	172,188
Series 2014-FL1, 2.9967% 6/15/31 (b)(c)		511,000	484,066
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		162,000	155,917
Class F, 3.7859% 4/10/28 (b)(c)		1,133,000	1,066,005
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.2314% 2/15/33 (b)(c)		294,000	297,987
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		781,359	808,060
Series 1998-2 Class J, 6.39% 11/18/30 (b)		487,111	446,324
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.1034% 9/10/46 (b)(c)		1,927,000	1,797,195
Series 2015-SHP2 Class E, 4.858% 7/15/27 (b)(c)		693,000	647,145
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48		1,199,593	1,198,534
Series 2007-CD4 Class A4, 5.322% 12/11/49		19,305,628	19,383,862
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (b)(c)	CAD	138,000	104,647
Class G, 5.01% 5/15/44 (b)(c)	CAD	30,000	22,539
Class H, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,799
Class J, 5.01% 5/15/44 (b)(c)	CAD	20,000	14,473
Class K, 5.01% 5/15/44 (b)(c)	CAD	10,000	7,157
Class L, 5.01% 5/15/44 (b)(c)	CAD	36,000	25,206
Class M, 5.01% 5/15/44 (b)(c)	CAD	165,000	111,832
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.6279% 8/13/27 (b)(c)		735,000	724,387
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		1,410,000	990,204
Series 2012-CR1:
Class C, 5.3514% 5/15/45 (c)		850,000	935,319
Class D, 5.3514% 5/15/45 (b)(c)		1,510,000	1,564,742
Class G, 2.462% 5/15/45 (b)		231,000	143,567
Series 2012-CR5 Class D, 4.3343% 12/10/45 (b)(c)		740,000	717,338
Series 2012-LC4:
Class C, 5.6329% 12/10/44 (c)		260,000	294,788
Class D, 5.6329% 12/10/44 (b)(c)		1,437,000	1,494,667
Series 2013-CR10:
Class C, 4.7894% 8/10/46 (b)(c)		270,000	287,667
Class D, 4.7894% 8/10/46 (b)(c)		790,000	712,632
Class XA, 0.9462% 8/10/46 (c)(k)		35,561,285	1,413,067
Series 2013-CR12 Class D, 5.0835% 10/10/46 (b)(c)		1,680,000	1,577,615
Series 2013-CR6 Class F, 4.1715% 3/10/46 (b)(c)		418,000	287,838
Series 2013-CR9:
Class C, 4.2572% 7/10/45 (b)(c)		525,000	551,217
Class D, 4.2572% 7/10/45 (b)(c)		252,000	225,347
Series 2013-LC6 Class D, 4.2844% 1/10/46 (b)(c)		1,250,000	1,159,920
Series 2014-CR15 Class D, 4.7628% 2/10/47 (b)(c)		258,000	238,588
Series 2014-CR17:
Class D, 4.799% 5/10/47 (b)(c)		799,000	740,411
Class E, 4.799% 5/10/47 (b)(c)		100,000	77,888
Series 2014-CR19 Class XA, 1.2786% 8/10/47 (c)(k)		70,405,549	4,452,876
Series 2014-CR20 Class XA, 1.1975% 11/10/47 (c)(k)		167,076,183	11,059,357
Series 2014-LC17 Class XA, 0.9979% 10/10/47 (c)(k)		51,388,947	2,401,935
Series 2014-UBS2 Class D, 5.1821% 3/10/47 (b)(c)		844,000	734,049
Series 2014-UBS4 Class XA, 1.263% 8/10/47 (c)(k)		45,233,567	2,929,276
Series 2014-UBS6 Class XA, 1.0618% 12/10/47 (c)(k)		128,533,104	7,591,242
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		1,500,000	1,318,650
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		483,000	435,879
Series 2016-CD1 Class D, 2.9067% 8/10/49 (b)(c)		226,000	169,194
COMM Mortgage Trust pass-thru certificates:
floater Series 2005-F10A Class J, 1.3577% 4/15/17 (b)(c)		126,140	126,185
Series 2005-LP5 Class F, 4.8452% 5/10/43 (b)(c)		1,290,000	1,288,065
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		969,441	944,994
Commercial Mortgage Asset Trust Series 1999-C2 Class H, 6% 11/17/32 (b)		665,948	690,784
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.8547% 8/15/45 (b)(c)		1,727,000	1,654,001
Class F, 4.25% 8/15/45 (b)		1,418,000	1,165,899
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		403,000	285,033
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		625,000	587,087
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		483,000	450,760
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		1,566,000	1,367,237
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.6994% 6/15/39 (c)		14,858,653	15,038,008
Series 2007-C5 Class A4, 5.695% 9/15/40 (c)		1,258,921	1,290,682
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		798,531	820,118
Class H, 6% 5/17/40 (b)		90,315	73,737
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		103,933	104,682
Class G, 6.75% 11/15/30 (b)		180,000	184,490
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		112,549	112,539
CSMC Series 2015-TOWN:
Class A, 1.7577% 3/15/17 (b)(c)		9,866,000	9,867,019
Class B, 2.4077% 3/15/17 (b)(c)		3,043,000	2,989,243
Class C, 2.7577% 3/15/17 (b)(c)		2,964,000	2,902,043
Class D, 3.7077% 3/15/17 (b)(c)		4,485,000	4,397,735
Class E, 4.6577% 3/15/17 (b)(c)		20,318,000	19,830,559
CSMC Trust floater Series 2015-DEAL:
Class E, 4.508% 4/15/29 (b)(c)		724,000	716,665
Class F, 5.258% 4/15/29 (b)(c)		989,000	980,358
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		1,449,000	1,358,654
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.6968% 11/10/46 (b)(c)		500,000	557,425
Class E, 5.6968% 11/10/46 (b)(c)		1,810,000	1,972,376
Class F, 5.6968% 11/10/46 (b)(c)		1,560,000	1,510,984
Class G, 4.652% 11/10/46 (b)		1,948,000	1,732,389
Class XB, 0.3055% 11/10/46 (b)(c)(k)		20,920,000	261,762
Series 2011-LC3A Class D, 5.4252% 8/10/44 (b)(c)		812,000	868,097
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.636% 9/10/49 (c)		600,000	600,515
Extended Stay America Trust Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (b)		1,000,000	1,001,138
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.5765% 12/25/43 (c)(k)		1,640,000	160,682
Series K012 Class X3, 2.2518% 1/25/41 (c)(k)		1,770,276	156,675
Series K013 Class X3, 2.9089% 1/25/43 (c)(k)		820,000	89,032
Series KAIV Class X2, 3.6147% 6/25/46 (c)(k)		420,000	63,160
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.195% 9/25/45 (b)(c)		1,815,000	2,003,476
Series 2011-K10 Class B, 4.6306% 11/25/49 (b)(c)		500,000	542,479
Series 2011-K11 Class B, 4.4229% 12/25/48 (b)(c)		750,000	809,049
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/34 (b)(c)		18,910,000	19,548,050
Class CFX, 3.4949% 12/15/34 (b)(c)		14,152,000	14,436,227
Class DFX, 3.4949% 12/15/34 (b)(c)		11,994,000	12,070,315
Class EFX, 3.4949% 12/15/34 (b)(c)		1,750,000	1,712,163
Class FFX, 3.4949% 12/15/34 (b)(c)		383,000	362,589
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		42,220,000	42,675,744
Series 2007-C1 Class A1A, 5.483% 12/10/49 (c)		10,322,122	10,432,105
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		281,148	277,080
Series 1997-C2 Class G, 6.75% 4/15/29 (c)		140,914	143,769
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	763,314
GP Portfolio Trust Series 2014-GPP:
Class D, 3.2314% 2/15/27 (b)(c)		291,000	287,366
Class E, 4.3314% 2/15/27 (b)(c)		378,000	363,302
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		357,000	352,406
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		13,750,708	13,828,907
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.0707% 8/10/43 (b)(c)		1,255,000	1,302,077
Class E, 4% 8/10/43 (b)		1,240,000	1,160,941
Class F, 4% 8/10/43 (b)		894,000	770,283
Class X, 1.4462% 8/10/43 (b)(c)(k)		4,995,025	229,416
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.4841% 7/15/31 (b)(c)		519,899	513,540
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39		151,463	151,370
Series 2010-C2:
Class D, 5.1844% 12/10/43 (b)(c)		720,000	725,574
Class XA, 0.1605% 12/10/43 (b)(c)(k)		3,282,273	19,760
Series 2011-GC3 Class D, 5.6328% 3/10/44 (b)(c)		294,000	300,064
Series 2011-GC5:
Class C, 5.3856% 8/10/44 (b)(c)		1,050,000	1,157,929
Class D, 5.3856% 8/10/44 (b)(c)		1,500,000	1,566,491
Class E, 5.3856% 8/10/44 (b)(c)		210,000	193,421
Class F, 4.5% 8/10/44 (b)		1,020,000	791,260
Series 2012-GC6:
Class D, 5.6467% 1/10/45 (b)(c)		954,000	950,602
Class E, 5% 1/10/45 (b)(c)		412,000	340,152
Series 2012-GC6I Class F, 5% 1/10/45 (c)		390,000	300,933
Series 2012-GCJ7:
Class C, 5.7291% 5/10/45 (c)		630,000	686,353
Class D, 5.7291% 5/10/45 (b)(c)		2,162,000	2,120,267
Class E, 5% 5/10/45 (b)		1,311,000	1,053,538
Class F, 5% 5/10/45 (b)		2,079,000	1,534,897
Series 2012-GCJ9:
Class D, 4.853% 11/10/45 (b)(c)		1,972,000	1,840,885
Class E, 4.853% 11/10/45 (b)(c)		1,290,000	997,465
Series 2013-GC10 Class D, 4.4102% 2/10/46 (b)(c)		920,000	848,606
Series 2013-GC12 Class D, 4.4754% 6/10/46 (b)(c)		219,000	195,058
Series 2013-GC13 Class D, 4.0673% 7/10/46 (b)(c)		1,858,000	1,672,369
Series 2013-GC16:
Class C, 5.32% 11/10/46 (c)		662,844	736,702
Class D, 5.32% 11/10/46 (b)(c)		1,009,000	939,272
Class F, 3.5% 11/10/46 (b)		999,000	672,913
Series 2014-GC20 Class XA, 1.1715% 4/10/47 (c)(k)		39,832,706	2,402,028
Series 2015-GC34 Class XA, 1.3751% 10/10/48 (c)(k)		29,465,686	2,692,707
Series 2016-GS2 Class C, 4.5303% 5/10/49 (c)		699,000	763,040
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		1,113,000	1,079,197
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		409,000	394,161
Class F, 4.0667% 2/10/29 (b)(c)		1,520,000	1,436,151
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.7314% 7/15/29 (b)(c)		617,000	590,421
Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (b)		2,450,000	2,456,500
Class DFX, 4.4065% 11/5/30 (b)		23,706,000	23,782,409
Class EFX, 5.2216% 11/5/30 (b)(c)		2,000,000	2,005,020
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class F, 3.9976% 11/15/29 (b)(c)		406,000	382,552
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5603% 9/15/47 (b)(c)		525,000	429,065
Series 2015-C30 Class XA, 0.7169% 7/15/48 (c)(k)		84,742,637	3,276,625
Series 2015-C32 Class C, 4.6684% 11/15/48 (c)		1,419,000	1,379,660
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (b)		440,000	470,549
Series 2003-C1 Class F, 5.4395% 1/12/37 (b)(c)		250,000	246,113
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		380,000	432,375
Class D, 7.4453% 12/5/27 (b)(c)		1,885,000	2,135,584
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		695,000	774,741
Series 2012-CBX:
Class C, 5.2192% 6/15/45 (c)		250,000	273,062
Class D, 5.2192% 6/16/45 (b)(c)		690,000	713,771
Class E, 5.2192% 6/15/45 (b)(c)		1,043,000	1,062,919
Class F, 4% 6/15/45 (b)		988,000	811,441
Class G 4% 6/15/45 (b)		1,079,000	754,921
Class XA, 1.698% 6/15/45 (c)(k)		147,022,039	9,273,150
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH:
Class A, 1.4077% 4/15/27 (b)(c)		3,000,000	2,937,852
Class C, 2.1577% 4/15/27 (b)(c)		4,460,000	4,374,319
Class D, 2.7577% 4/15/27 (b)(c)		9,517,000	9,268,337
Series 2014-INN:
Class E, 4.108% 6/15/29 (b)(c)		713,000	695,090
Class F, 4.508% 6/15/29 (b)(c)		1,006,000	965,569
Series 2015-CSMO Class D, 3.8077% 1/15/32 (b)(c)		2,184,000	2,181,932
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43		342,327	342,520
Series 2006-LDP9 Class A3, 5.336% 5/15/47		5,830,015	5,843,232
Series 2007-CB18 Class A4, 5.44% 6/12/47		1,978,366	1,992,749
Series 2007-CB19 Class A4, 5.6986% 2/12/49 (c)		12,094,576	12,282,195
Series 2007-LD11 Class A4, 5.7416% 6/15/49 (c)		27,676,787	28,119,466
Series 2007-LDPX Class A3, 5.42% 1/15/49		18,916,246	19,106,452
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		170,000	164,626
Series 2004-LN2 Class D, 5.3719% 7/15/41 (c)		420,000	37,061
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		660,000	659,150
Class F, 5.01% 7/15/42 (c)		189,000	171,232
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (c)		15,700	0
Series 2011-C3:
Class E, 5.6142% 2/15/46 (b)(c)		518,000	550,668
Class H, 4.409% 2/15/46 (b)(c)		756,000	621,878
Class J, 4.409% 2/15/46 (b)(c)		106,000	79,637
Series 2011-C4:
Class E, 5.5305% 7/15/46 (b)(c)		1,130,000	1,178,917
Class F, 3.873% 7/15/46 (b)		105,000	90,429
Class H, 3.873% 7/15/46 (b)		674,250	491,808
Class NR, 3.873% 7/15/46 (b)		385,000	228,936
Class TAC1, 7.99% 7/15/46 (b)		744,163	750,709
Class TAC2, 7.99% 7/15/46 (b)		671,000	670,927
Series 2011-C5:
Class B. 5.3206% 8/15/46 (b)(c)		1,140,000	1,298,002
Class C, 5.3206% 8/15/46 (b)(c)		1,102,648	1,217,824
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		1,163,000	1,201,799
Class D, 4.2374% 4/15/46 (c)		1,666,000	1,570,162
Class F, 3.25% 4/15/46 (b)(c)		1,682,000	1,000,244
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		816,000	792,926
Class E, 3.8046% 6/10/27 (b)(c)		1,169,000	1,083,460
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		945,000	873,663
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		1,218,000	1,166,994
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9184% 7/15/44 (c)		18,492,966	19,014,192
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class AM, 5.413% 9/15/39		910,241	910,271
Series 2006-C7 Class AM, 5.378% 11/15/38		160,000	160,274
Series 2007-C1 Class A4, 5.424% 2/15/40		7,114,611	7,158,482
Series 2007-C2 Class A3, 5.43% 2/15/40		1,961,871	1,981,568
Series 2004-C2 Class G, 4.595% 3/15/36 (b)(c)		32,737	32,732
Series 2006-C4 Class AJ, 5.9305% 6/15/38 (c)		28,380	28,359
Series 2007-C6 Class A4, 5.858% 7/15/40 (c)		1,785,600	1,814,773
Series 2007-C7 Class A3, 5.866% 9/15/45		12,317,354	12,781,273
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		588,000	636,886
Class E, 4.6485% 2/10/36 (b)(c)		1,050,000	1,056,279
Lone Star Portfolio Trust floater Series 2015-LSP Class A1A2, 2.243% 9/15/28 (b)(c)		13,800,379	14,021,824
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 4.8974% 1/20/41 (b)(c)		256,000	253,634
Class E, 4.8974% 1/20/41 (b)(c)		400,000	367,814
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3577% 10/12/39 (b)(c)	CAD	320,000	243,746
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		147,598	147,347
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4984% 1/12/44 (b)(c)		428,608	427,696
Series 2006-C1 Class AJ, 5.5544% 5/12/39 (c)		718,252	717,811
Series 2007-C1 Class A4, 5.8262% 6/12/50 (c)		9,429,517	9,654,755
Series 2008-C1 Class A4, 5.69% 2/12/51		2,807,187	2,892,910
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48		14,526,734	14,612,526
Series 2007-6 Class A4, 5.485% 3/12/51 (c)		14,650,000	14,824,542
Series 2007-7 Class A4, 5.7387% 6/12/50 (c)		5,868,055	5,980,398
Series 2007-8 Class A3, 5.8755% 8/12/49 (c)		1,598,418	1,636,701
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		750,000	692,990
Series 2012-C6 Class D, 4.657% 11/15/45 (b)(c)		1,357,000	1,370,451
Series 2013-C12 Class D, 4.7657% 10/15/46 (b)(c)		1,000,000	967,387
Series 2013-C13:
Class D, 4.8917% 11/15/46 (b)(c)		1,019,000	989,619
Class E, 4.8917% 11/15/46 (b)(c)		887,000	702,207
Series 2013-C7:
Class D, 4.2818% 2/15/46 (b)(c)		810,000	772,341
Class E, 4.2818% 2/15/46 (b)(c)		340,000	264,723
Series 2013-C8 Class D, 4.0617% 12/15/48 (b)(c)		400,000	362,283
Series 2013-C9:
Class C, 4.0675% 5/15/46 (c)		620,000	650,514
Class D, 4.1555% 5/15/46 (b)(c)		1,747,000	1,654,352
Series 2014-C17 Class XA, 1.2621% 8/15/47 (c)(k)		177,612,254	10,869,408
Series 2015-C25 Class XA, 1.1512% 10/15/48 (c)(k)		47,743,317	3,601,694
Morgan Stanley Capital I Trust:
floater Series 2006-XLF:
Class C, 1.708% 7/15/19 (b)(c)		357,716	357,609
Class J, 0.9114% 7/15/19 (b)(c)		335,939	330,315
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		616,733	616,715
Series 2012-C4 Class E, 5.521% 3/15/45 (b)(c)		1,483,000	1,484,862
Series 1997-RR Class F, 7.4205% 4/30/39 (b)(c)		34,267	33,986
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		173,617	173,815
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		210,000	208,146
Class O, 5.91% 11/15/31 (b)		160,563	131,505
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	721,954
Series 2007-IQ14 Class A4, 5.692% 4/15/49		89,155,000	90,222,667
Series 2011-C1:
Class C, 5.4324% 9/15/47 (b)(c)		970,000	1,091,557
Class D, 5.4324% 9/15/47 (b)(c)		1,760,000	1,943,750
Class E, 5.4324% 9/15/47 (b)(c)		573,100	626,076
Series 2011-C2:
Class D, 5.4723% 6/15/44 (b)(c)		1,272,000	1,341,235
Class E, 5.4723% 6/15/44 (b)(c)		600,000	627,736
Class F, 5.4723% 6/15/44 (b)(c)		550,000	533,329
Class XB, 0.53% 6/15/44 (b)(c)(k)		9,001,008	203,687
Series 2011-C3:
Class C, 5.1538% 7/15/49 (b)(c)		1,000,000	1,108,154
Class D, 5.1538% 7/15/49 (b)(c)		1,130,000	1,217,161
Class E, 5.1538% 7/15/49 (b)(c)		505,000	524,063
Class G, 5.1538% 7/15/49 (b)(c)		924,000	727,866
Series 2012-C4:
Class D, 5.521% 3/15/45 (b)(c)		330,000	345,870
Class F, 3.07% 3/15/45 (b)		623,000	465,192
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		656,000	711,945
Class F, 4.295% 9/9/32 (b)(c)		651,000	564,676
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		1,000,000	984,366
Series 2015-MS1:
Class C, 4.0295% 5/15/48 (c)		734,000	738,725
Class D, 4.0295% 5/15/48 (b)(c)		632,000	498,464
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		798,000	594,188
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5569% 7/15/33 (b)(c)		121,496	129,595
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		2,089,000	2,081,715
Class F, 5% 2/5/30 (b)		691,000	658,960
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		278,000	234,211
Series 2015-HAUL, Class D, 4.851% 9/5/47 (b)(c)		285,000	298,601
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		29,498	29,492
Class D, 6.45% 1/22/26 (b)		740,731	746,394
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		1,028,073	1,382,141
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	107,000	81,958
Class G, 4.456% 9/12/38 (b)	CAD	54,000	41,230
Class H, 4.456% 9/12/38 (b)	CAD	36,000	27,328
Class J, 4.456% 9/12/38 (b)	CAD	36,000	26,911
Class K, 4.456% 9/12/38 (b)	CAD	18,000	13,185
Class L, 4.456% 9/12/38 (b)	CAD	26,000	18,351
Class M, 4.456% 9/12/38 (b)	CAD	104,391	69,073
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	96,692
Class G, 4.57% 4/12/23	CAD	42,000	32,136
Class H, 4.57% 4/12/23	CAD	42,000	32,043
Class J, 4.57% 4/12/23	CAD	42,000	31,950
Class K, 4.57% 4/12/23	CAD	21,000	15,929
Class L, 4.57% 4/12/23	CAD	63,000	47,649
Class M, 4.57% 4/12/23	CAD	155,242	113,420
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (b)		235,343	113,413
SCG Trust Series 2013-SRP1 Class D, 3.8251% 11/15/26 (b)(c)		2,529,000	2,388,269
Starwood Retail Property Trust Series 2014-STAR Class D, 3.7314% 11/15/27 (b)(c)		1,805,000	1,735,210
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.482% 8/15/39 (c)		36,404	36,764
Series 2007-C4 Class F, 5.482% 8/15/39 (c)		820,000	761,546
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5308% 5/10/45 (b)(c)		1,197,000	1,229,334
Class E, 5% 5/10/45 (b)(c)		537,000	465,724
Class F, 5% 5/10/45 (b)(c)		430,700	322,102
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		310,000	308,321
Series 2012-WRM Class E, 4.238% 6/10/30 (b)(c)		970,000	932,185
VNO Mortgage Trust Series 2012-6AVE Class D, 3.3372% 11/15/30 (b)(c)		1,299,000	1,307,091
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (b)		180,000	200,236
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		6,690,702	6,715,327
Series 2007-C30 Class A5, 5.342% 12/15/43		24,454,000	24,653,848
Series 2007-C31 Class A4, 5.509% 4/15/47		42,647,536	43,116,185
Series 2007-C32 Class A3, 5.7021% 6/15/49 (c)		40,608,000	41,522,914
Series 2007-C33:
Class A4, 5.9484% 2/15/51 (c)		28,305,557	28,765,870
Class A5, 5.9484% 2/15/51 (c)		19,259,000	19,807,849
Series 2004-C11:
Class D, 5.6912% 1/15/41 (c)		320,979	324,475
Class E, 5.7412% 1/15/41 (c)		327,000	335,175
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5901% 11/15/43 (b)(c)(k)		20,614,217	467,961
Series 2012-LC5:
Class C, 4.693% 10/15/45 (c)		569,000	603,015
Class D, 4.7762% 10/15/45 (b)(c)		1,621,000	1,581,150
Series 2013-LC12 Class C, 4.2971% 7/15/46 (c)		760,000	788,285
Series 2015-C31 Class XA, 1.1183% 11/15/48 (c)(k)		38,565,084	2,892,559
Series 2015-NXS4 Class E, 3.6025% 12/15/48 (b)(c)		588,000	411,476
Series 2016-BNK1:
Class C, 3.071% 8/15/49		700,000	696,473
Class D, 3% 8/15/49 (b)		250,000	200,002
Series 2016-C34 Class XA, 2.1922% 6/15/49 (c)(k)		34,695,637	4,986,839
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		924,000	662,348
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		325,000	258,018
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		360,000	390,644
Class D, 5.6399% 3/15/44 (b)(c)		800,000	840,234
Class E, 5% 3/15/44 (b)		890,000	820,310
Class F, 5% 3/15/44 (b)		693,000	549,871
Series 2011-C4:
Class D, 5.2482% 6/15/44 (b)(c)		408,000	429,713
Class E, 5.2482% 6/15/44 (b)(c)		439,432	454,592
Series 2011-C5:
Class C, 5.6574% 11/15/44 (b)(c)		260,000	288,836
Class D, 5.6574% 11/15/44 (b)(c)		600,000	654,482
Class E, 5.6574% 11/15/44 (b)(c)		1,853,000	1,914,075
Class F, 5.25% 11/15/44 (b)(c)		933,000	798,676
Class G, 5.25% 11/15/44 (b)(c)		329,000	260,775
Class XA, 1.8567% 11/15/44 (b)(c)(k)		4,302,212	297,522
Series 2012-C10:
Class D, 4.4531% 12/15/45 (b)(c)		422,000	400,465
Class E, 4.4531% 12/15/45 (b)(c)		1,190,000	963,767
Class F, 4.4531% 12/15/45 (b)(c)		1,726,000	1,236,971
Series 2012-C6 Class D, 5.5698% 4/15/45 (b)(c)		540,000	557,229
Series 2012-C7:
Class C, 4.8361% 6/15/45 (c)		1,270,000	1,391,588
Class E, 4.8361% 6/15/45 (b)(c)		2,501,000	2,456,101
Class F, 4.5% 6/15/45 (b)		357,000	267,121
Class G, 4.5% 6/15/45 (b)		1,076,000	760,869
Series 2012-C8:
Class D, 4.8735% 8/15/45 (b)(c)		650,000	651,945
Class E, 4.8735% 8/15/45 (b)(c)		335,000	325,306
Series 2013-C11:
Class D, 4.1781% 3/15/45 (b)(c)		870,000	808,841
Class E, 4.1781% 3/15/45 (b)(c)		1,750,000	1,317,336
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		600,000	552,367
Series 2013-C16 Class D, 4.9829% 9/15/46 (b)(c)		193,000	189,526
Series 2013-UBS1 Class D, 4.6282% 3/15/46 (b)(c)		756,000	723,890
Series 2014-C19 Class XA, 1.2541% 3/15/47 (c)(k)		36,965,718	2,287,002
Series 2014-C21 Class XA, 1.1677% 8/15/47 (c)(k)		107,272,406	6,835,333
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.2017% 11/15/29 (b)(c)		1,054,900	1,016,070
Class G, 3.5014% 11/15/29 (b)(c)		249,062	230,470
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.516% 6/5/35 (b)(c)		609,000	515,760
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,024,572,470)			1,028,414,829

Municipal Securities - 1.8%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		$2,650,000	$4,115,609
7.3% 10/1/39		27,595,000	42,701,883
7.5% 4/1/34		9,105,000	14,053,659
7.55% 4/1/39		18,745,000	30,544,603
7.6% 11/1/40		29,220,000	48,207,740
7.625% 3/1/40		10,110,000	16,320,169
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,436,028
Series 2010 C1, 7.781% 1/1/35		13,950,000	16,054,637
Series 2012 B, 5.432% 1/1/42		3,285,000	3,034,453
6.314% 1/1/44		19,560,000	19,902,691
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		6,431,333	6,567,485
4.95% 6/1/23		24,240,000	25,575,624
5.1% 6/1/33		63,045,000	61,467,614
Series 2010-1, 6.63% 2/1/35		11,945,000	13,100,320
Series 2010-3:
5.547% 4/1/19		330,000	350,714
6.725% 4/1/35		17,810,000	19,561,792
7.35% 7/1/35		8,165,000	9,405,019
Series 2010-5, 6.2% 7/1/21		8,160,000	8,853,600
Series 2011:
5.365% 3/1/17		395,000	402,651
5.665% 3/1/18		21,275,000	22,356,621
5.877% 3/1/19		77,850,000	84,460,244
Series 2013:
2.69% 12/1/17		$3,365,000	3,388,992
3.14% 12/1/18		3,490,000	3,519,840
TOTAL MUNICIPAL SECURITIES
(Cost $428,220,954)			456,381,988

Foreign Government and Government Agency Obligations - 0.9%
Argentine Republic:
6.25% 4/22/19 (b)		$4,015,000	$4,273,968
6.875% 4/22/21 (b)		8,675,000	9,408,038
7% 4/17/17		13,390,000	13,717,311
7.5% 4/22/26(b)		975,000	1,087,125
8.75% 5/7/24		1,165,000	1,346,813
Azerbaijan Republic 4.75% 3/18/24 (b)		760,000	780,900
Belarus Republic 8.95% 1/26/18		5,335,000	5,575,075
Brazilian Federative Republic:
4.25% 1/7/25		11,895,000	11,895,000
5.625% 1/7/41		13,460,000	13,594,600
6% 4/7/26		830,000	926,488
7.125% 1/20/37		4,305,000	5,122,950
8.25% 1/20/34		5,840,000	7,665,000
Buenos Aires Province:
5.75% 6/15/19 (b)		395,000	410,800
9.375% 9/14/18 (b)		1,110,000	1,218,225
9.95% 6/9/21 (b)		775,000	877,688
10.875% 1/26/21 (Reg. S)		6,535,000	7,564,263
City of Buenos Aires 8.95% 2/19/21 (b)		1,660,000	1,871,650
Colombian Republic:
5% 6/15/45		400,000	433,500
5.625% 2/26/44		550,000	634,563
6.125% 1/18/41		5,000	6,031
7.375% 9/18/37		1,320,000	1,771,770
10.375% 1/28/33		2,100,000	3,286,500
Congo Republic 4% 6/30/29 (d)		3,666,696	2,470,895
Costa Rican Republic:
4.25% 1/26/23 (b)		270,000	267,975
5.625% 4/30/43 (b)		490,000	461,825
7% 4/4/44 (b)		1,450,000	1,587,750
Croatia Republic:
5.5% 4/4/23 (b)		410,000	447,925
6% 1/26/24 (b)		600,000	673,980
6.375% 3/24/21 (b)		960,000	1,068,029
6.625% 7/14/20 (b)		770,000	854,333
6.75% 11/5/19 (b)		350,000	385,875
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (b)		830,000	871,505
6.25% 7/27/21 (b)		360,000	380,256
Dominican Republic:
1.8125% 8/30/24 (c)		4,600,000	4,490,750
6.85% 1/27/45 (b)		1,395,000	1,583,325
6.875% 1/29/26 (b)		1,220,000	1,409,100
7.45% 4/30/44 (b)		2,240,000	2,688,000
7.5% 5/6/21 (b)		1,880,000	2,114,060
El Salvador Republic:
7.625% 2/1/41 (b)		250,000	261,250
7.65% 6/15/35 (Reg. S)		50,000	53,250
Georgia Republic 6.875% 4/12/21 (b)		495,000	551,925
German Federal Republic:
0% 4/9/21(Reg. S)	EUR	700,000	801,100
0% 8/15/26(Reg. S)	EUR	300,000	337,218
4% 1/4/37	EUR	1,075,000	2,082,504
Guatemalan Republic 4.5% 5/3/26 (b)		550,000	581,625
Hungarian Republic:
5.375% 3/25/24		594,000	680,902
5.75% 11/22/23		1,310,000	1,526,936
7.625% 3/29/41		870,000	1,326,750
Indonesian Republic:
2.625% 6/14/23	EUR	3,600,000	4,227,528
2.875% 7/8/21(Reg. S)	EUR	3,850,000	4,616,569
3.375% 4/15/23 (b)		555,000	571,693
4.75% 1/8/26 (b)		745,000	830,592
5.25% 1/17/42 (b)		715,000	822,073
5.375% 10/17/23		725,000	836,585
5.95% 1/8/46 (b)		430,000	544,917
6.625% 2/17/37 (b)		1,550,000	2,026,205
6.75% 1/15/44 (b)		490,000	669,942
7.75% 1/17/38 (b)		2,545,000	3,670,427
8.5% 10/12/35 (Reg. S)		2,385,000	3,612,569
Islamic Republic of Pakistan:
7.25% 4/15/19 (b)		2,485,000	2,654,032
8.25% 4/15/24 (b)		1,000,000	1,122,562
Ivory Coast 5.75% 12/31/32		3,118,500	3,100,194
Kazakhstan Republic:
5.125% 7/21/25 (b)		715,000	803,660
6.5% 7/21/45 (b)		645,000	805,528
Lebanese Republic:
4% 12/31/17		2,279,250	2,260,742
5.45% 11/28/19		575,000	565,352
Panamanian Republic:
6.7% 1/26/36		320,000	445,600
8.875% 9/30/27		285,000	430,350
9.375% 4/1/29		365,000	573,050
Perusahaan Penerbit SBSN 4.55% 3/29/26 (b)		765,000	826,200
Peruvian Republic 4% 3/7/27 (d)		1,360,000	1,360,000
Philippine Republic 9.5% 2/2/30		745,000	1,299,880
Provincia de Cordoba:
7.125% 6/10/21 (b)		2,580,000	2,657,400
12.375% 8/17/17 (b)		1,269,000	1,370,520
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,950,000	1,952,535
Republic of Armenia:
6% 9/30/20 (b)		2,531,000	2,619,585
7.15% 3/26/25 (b)		995,000	1,070,093
Republic of Iceland 5.875% 5/11/22 (b)		560,000	653,986
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,875,000	3,942,900
Republic of Nigeria 5.125% 7/12/18 (b)		1,330,000	1,343,300
Republic of Serbia:
6.75% 11/1/24 (b)		1,965,269	1,991,376
7.25% 9/28/21 (b)		1,450,000	1,680,202
Russian Federation:
4.5% 4/4/22 (b)		200,000	214,300
4.875% 9/16/23 (b)		1,335,000	1,460,223
5% 4/29/20 (b)		625,000	672,813
5.625% 4/4/42 (b)		1,000,000	1,144,796
5.875% 9/16/43 (b)		1,700,000	2,010,049
12.75% 6/24/28 (Reg. S)		6,340,000	11,421,256
South African Republic 5.875% 5/30/22		250,000	279,583
Turkish Republic:
3.25% 3/23/23		245,000	232,549
5.125% 3/25/22		515,000	540,879
5.625% 3/30/21		1,325,000	1,421,063
6.25% 9/26/22		1,080,000	1,197,450
6.75% 5/30/40		1,375,000	1,641,310
6.875% 3/17/36		1,795,000	2,142,404
7% 6/5/20		635,000	706,285
7.25% 3/5/38		1,150,000	1,438,765
7.375% 2/5/25		1,055,000	1,269,019
7.5% 11/7/19		1,765,000	1,979,469
8% 2/14/34		760,000	1,004,446
11.875% 1/15/30		1,305,000	2,207,786
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (b)		670,000	689,778
Ukraine Government:
0% 5/31/40 (b)(c)		776,000	249,329
7.75% 9/1/19 (b)		505,000	501,869
7.75% 9/1/20 (b)		548,000	540,964
7.75% 9/1/21 (b)		444,000	435,697
7.75% 9/1/22 (b)		444,000	431,790
7.75% 9/1/23 (b)		444,000	432,345
7.75% 9/1/24 (b)		321,000	310,985
7.75% 9/1/25 (b)		321,000	309,027
7.75% 9/1/26 (b)		321,000	308,256
7.75% 9/1/27 (b)		421,000	402,055
United Kingdom, Great Britain and Northern Ireland:
1.5% 7/22/26(Reg. S)	GBP	200,000	284,746
2% 9/7/25(Reg. S)	GBP	1,285,000	1,904,957
4.25% 3/7/36	GBP	125,000	254,249
4.5% 9/7/34	GBP	2,135,000	4,381,652
United Mexican States 6.05% 1/11/40		670,000	866,813
United Republic of Tanzania 6.8921% 3/9/20 (c)		182,222	188,600
Uruguay Republic 7.875% 1/15/33 pay-in-kind		1,015,000	1,461,601
Venezuelan Republic:
9.25% 9/15/27		2,870,000	1,442,175
11.95% 8/5/31 (Reg. S)		1,875,000	946,875
12.75% 8/23/22		1,130,000	616,980
Vietnamese Socialist Republic:
1.75% 3/13/28 (c)		195,000	187,200
4% 3/12/28 (d)		5,361,833	5,361,833
4.8% 11/19/24 (b)		1,000,000	1,085,119
6.75% 1/29/20 (b)		885,000	995,652
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $219,448,297)			238,960,440
		Shares	Value

Common Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Tribune Media Co. Class A		21,200	807,296
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Pacific Exploration and Production Corp. warrants		30,100	96,320
Southwestern Energy Co. (o)		14,861	206,717
Warrior Met Coal LLC Class A (p)		2,289	321,811
			624,848
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
HealthSouth Corp. warrants 1/17/17 (o)		43	108
MATERIALS - 0.0%
Chemicals - 0.0%
LyondellBasell Industries NV Class A		31,400	2,477,146
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
FairPoint Communications, Inc. (o)		19,400	270,436
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E, (o)		1	34,600

TOTAL TELECOMMUNICATION SERVICES			305,036

UTILITIES - 0.0%
Gas Utilities - 0.0%
Southcross Holdings Borrower LP		395	296,128
TOTAL COMMON STOCKS
(Cost $9,441,130)			4,510,562

Preferred Stocks - 0.1%
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%		243,900	7,853,580
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D, 7.00%		9,000	313,290
FelCor Lodging Trust, Inc. Series A, 1.95%		17,900	450,543
			763,833

TOTAL CONVERTIBLE PREFERRED STOCKS			8,617,413

Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		15,000	387,000
American Homes 4 Rent Series D, 6.50%		24,500	664,440
Annaly Capital Management, Inc. Series C, 7.625%		27,600	702,972
Boston Properties, Inc. 5.25%		17,500	456,400
CBL & Associates Properties, Inc. Series D, 7.375%		7,720	196,860
Cedar Shopping Centers, Inc. Series B, 7.25%		10,000	258,700
Corporate Office Properties Trust Series L, 7.375%		12,221	323,123
CYS Investments, Inc. Series B, 7.50%		17,000	412,250
DDR Corp. Series K, 6.25%		17,823	470,527
Digital Realty Trust, Inc. Series E, 7.00%		10,000	253,400
Equity Lifestyle Properties, Inc. Series C, 6.75%		39,667	1,040,069
Hospitality Properties Trust Series D, 7.125%		10,000	258,000
LaSalle Hotel Properties Series H, 7.50%		10,000	257,000
MFA Financial, Inc. Series B, 7.50%		22,500	580,725
PS Business Parks, Inc. Series S, 6.45%		21,000	543,270
Public Storage Series S, 5.90%		20,000	514,800
Realty Income Corp. Series F, 6.625%		12,000	313,920
Regency Centers Corp. Series 6, 6.625%		5,510	142,709
Retail Properties America, Inc. Series A, 7.00%		24,109	662,756
Sabra Health Care REIT, Inc. Series A, 7.125%		18,495	499,365
Stag Industrial, Inc. Series A, 9.00%		20,000	520,000
Sun Communities, Inc. Series A, 7.125%		34,701	909,166
Taubman Centers, Inc. Series J, 6.50%		11,338	297,396
			10,664,848
TOTAL PREFERRED STOCKS
(Cost $15,162,887)			19,282,261
		Principal Amount(a)	Value

Bank Loan Obligations - 5.1%
CONSUMER DISCRETIONARY - 1.6%
Auto Components - 0.0%
Federal-Mogul Corp. Tranche C, term loan 4.75% 4/15/21 (c)		1,475,417	1,404,922
North American Lifting Holdings, Inc.:
Tranche 1LN, term loan 5.5% 11/27/20 (c)		4,588,489	3,498,723
Tranche 2LN, term loan 10% 11/27/21 (c)		1,594,000	1,052,040
Tower Automotive Holdings U.S.A. LLC term loan 4% 4/23/20 (c)		905,699	900,038
			6,855,723
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)		750,577	751,140
Distributors - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (c)		938,018	939,837
Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions Tranche B 2LN, term loan 4.2502% 1/30/20 (c)		1,482,425	1,484,649
Bright Horizons Family Solutions, Inc. Tranche B, term loan 3.7501% 1/30/20 (c)		1,076,270	1,079,133
Coinmach Service Corp. Tranche B, term loan 4.25% 11/14/19 (c)		7,345,159	7,269,871
Creative Artists Agency LLC Tranche B, term loan 5% 12/17/21 (c)		3,892,720	3,902,452
KC Mergersub, Inc.:
Tranche 1LN, term loan 6% 8/13/22 (c)		2,979,994	2,972,544
Tranche L 2LN, term loan 10.25% 8/13/23 (c)		1,000,000	965,000
Laureate Education, Inc. Tranche B, term loan 8.1571% 3/17/21 (c)		13,391,052	13,303,206
Nord Anglia Education Tranche B, term loan 5% 3/31/21 (c)		6,860,480	6,851,905
The ServiceMaster Co. Tranche B, term loan 4.25% 7/1/21 (c)		4,795,776	4,824,551
Wash Multifamily Acquisition, Inc.:
Tranche B 1LN, term loan 4.25% 5/14/22 (c)		3,783,886	3,764,966
Tranche B 2LN, term loan 8% 5/14/23 (c)		360,000	354,600
Weight Watchers International, Inc. Tranche B 2LN, term loan 4% 4/2/20(c)		4,310,625	3,295,214
			50,068,091
Hotels, Restaurants & Leisure - 0.6%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)		6,732,557	6,538,996
Affinity Gaming LLC Tranche B, term loan 5% 7/1/23 (c)		2,000,000	1,999,160
American Casino & Entertainment Properties LLC Tranche B, term loan 4.75% 7/7/22 (c)		1,307,034	1,313,569
Aristocrat International Pty Ltd. Tranche B 1LN, term loan 3.5% 10/20/21 (c)		4,647,092	4,656,758
Boyd Gaming Corp. Tranche B 2LN, term loan 3.5431% 10/31/23 (c)		2,240,000	2,248,400
Burger King Worldwide, Inc. Tranche B, term loan 3.75% 12/12/21 (c)		2,828,022	2,838,627
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)		11,703,133	11,436,185
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)		16,626,139	15,981,876
CCM Merger, Inc. Tranche B, term loan 4.5% 8/8/21 (c)		2,198,670	2,209,663
CityCenter Holdings LLC Tranche B, term loan 4.25% 10/16/20 (c)		1,034,691	1,040,082
ClubCorp Club Operations, Inc. Tranche B, term loan 4.25% 12/15/22 (c)		2,000,000	2,007,500
Eldorado Resorts, Inc. Tranche B, term loan 4.25% 7/23/22 (c)		1,980,000	1,980,000
Equinox Holdings, Inc. Tranche B 1LN, term loan 5% 2/1/20 (c)		4,571,033	4,588,174
ESH Hospitality, Inc. Tranche B, term loan 8/30/23 (q)		2,730,000	2,735,678
Four Seasons Holdings, Inc.:
Tranche 2LN, term loan 6.25% 12/27/20 (c)		3,037,000	3,043,317
Tranche B 1LN, term loan 3.588% 6/27/20(c)		7,123,701	7,134,387
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (c)		4,403,106	4,422,391
5.5% 11/21/19 (c)		1,886,649	1,894,913
Graton Economic Development Authority Tranche B, term loan 4.75% 9/1/22 (c)		4,671,890	4,680,673
Hilton Worldwide Finance LLC:
Tranche B 2LN, term loan 3.0964% 10/25/23 (c)		2,835,194	2,847,952
Tranche B, term loan 3.5% 10/25/20 (c)		2,096,109	2,101,789
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		3,575,374	3,532,183
Landry's Restaurants, Inc. Tranche B, term loan 4% 4/24/18 (c)		3,180,802	3,182,392
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)		992,366	995,473
LTF Merger Sub, Inc. Tranche B, term loan 4.25% 6/10/22 (c)		3,588,289	3,590,549
MGM Mirage, Inc. Tranche A, term loan 3.2744% 4/25/21 (c)		1,840,000	1,814,700
Mohegan Tribal Gaming Authority Tranche B, term loan 5.5% 6/15/18 (c)		8,123,277	8,109,061
Planet Fitness Holdings, LLC. Tranche B, term loan 4.5% 3/31/21 (c)		2,495,205	2,510,800
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		1,599,019	1,589,697
Red Lobster Hospitality LLC Tranche B, term loan 6.25% 7/28/21 (c)		3,364,379	3,372,790
Scientific Games Corp.:
Tranche B 2LN, term loan 6% 10/1/21 (c)		13,917,065	13,907,462
Tranche B, term loan 6% 10/18/20 (c)		1,498,579	1,498,579
SMG Tranche B 1LN, term loan 4.5042% 2/27/20 (c)		1,549,918	1,505,358
Station Casinos LLC Tranche B, term loan 3.75% 6/8/23 (c)		6,220,000	6,223,919
TGI Friday's, Inc. Tranche B 1LN, term loan 5.25% 7/15/20 (c)		1,852,142	1,842,881
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (c)		1,496,911	1,496,911
Yonkers Racing Corp. Tranche B 1LN, term loan 4.25% 8/20/19 (c)		475,725	470,173
			143,343,018
Household Durables - 0.0%
Wilsonart LLC Tranche B, term loan 4% 10/31/19 (c)		2,097,400	2,094,778
Internet & Catalog Retail - 0.0%
Bass Pro Group LLC Tranche B, term loan 4% 6/5/20 (c)		1,976,977	1,966,262
Harbor Freight Tools U.S.A., Inc. Tranche B, term loan 4% 8/19/23 (c)		5,440,000	5,450,227
Zayo Group LLC/Zayo Capital, Inc. Tranche B, term loan 3.75% 5/6/21 (c)		680,520	681,030
			8,097,519
Leisure Products - 0.0%
SRAM LLC. Tranche B, term loan 4.0184% 4/10/20 (c)		2,828,011	2,707,821
Media - 0.5%
Acosta, Inc. Tranche B, term loan 4.25% 9/26/21 (c)		9,909,762	9,633,081
Altice U.S. Finance SA Tranche B, term loan 4.25% 12/14/22 (c)		1,739,341	1,745,864
AMC Entertainment, Inc. Tranche B, term loan 4% 12/15/22 (c)		1,985,000	1,996,176
CDS U.S. Intermediate Holdings, Inc.:
Tranche B 1LN, term loan 5% 7/8/22 (c)		1,839,093	1,817,630
Tranche B 2LN, term loan 9.25% 7/8/23 (c)		465,000	420,825
Cengage Learning, Inc. Tranche B, term loan 5.25% 6/7/23 (c)		6,215,000	6,203,378
Charter Communication Operating LLC:
Tranche H, term loan 3.25% 8/24/21 (c)		997,500	1,000,413
Tranche I, term loan 3.5% 1/24/23 (c)		6,319,163	6,350,758
Charter Communications Operating LLC:
Tranche E, term loan 3% 7/1/20 (c)		1,478,142	1,480,404
Tranche F, term loan 3% 1/3/21 (c)		4,415,232	4,418,279
Clear Channel Communications, Inc. Tranche D, term loan 7.2744% 1/30/19 (c)		16,730,000	12,823,545
CSC Holdings LLC Tranche B, term loan 5% 10/9/22 (c)		1,995,000	2,010,381
Getty Images, Inc. Tranche B, term loan 4.75% 10/18/19 (c)		5,168,680	4,376,786
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4% 5/29/21 (c)		3,533,577	3,504,884
ION Media Networks, Inc. Tranche B, term loan 4.75% 12/18/20 (c)		1,438,474	1,440,272
JD Power & Associates Tranche B 1LN, term loan 5.25% 6/9/23 (c)		780,000	782,925
Karman Buyer Corp.:
Tranche 1LN, term loan 4.25% 7/25/21 (c)		3,644,111	3,614,047
Tranche 2LN, term loan 7.5% 7/25/22 (c)		2,880,000	2,738,390
Liberty Cablevision of Puerto Rico Tranche 1LN, term loan 4.5% 1/7/22 (c)		1,620,000	1,595,700
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (c)		7,940,000	7,974,777
Numericable LLC:
Tranche B 1LN, term loan 4.564% 7/20/22 (c)		992,500	992,679
Tranche B 6LN, term loan 4.7515% 2/10/23 (c)		3,980,000	3,989,950
Tranche B, term loan 5.0015% 1/15/24 (c)		6,618,413	6,653,159
Proquest LLC Tranche B, term loan 5.75% 10/24/21 (c)		3,958,190	3,916,946
Regal Cinemas Corp. Tranche B, term loan 3.5% 4/1/22 (c)		992,500	995,974
Springer Science+Business Media Deutschland GmbH Tranche B 9LN, term loan 4.75% 8/14/20 (c)		14,295,192	13,830,598
Trader Corp. Tranche B 1LN, term loan 8/9/23 (q)		2,500,000	2,501,575
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (c)		4,050,268	4,047,960
Virgin Media Investment Holdings Ltd. Tranche B, term loan 3.6492% 6/30/23 (c)		1,013,348	1,013,207
WideOpenWest Finance LLC Tranche B, term loan 4.5% 8/19/23 (c)		9,910,000	9,860,450
Ziggo B.V.:
Tranche B 1LN, term loan 3.6519% 1/15/22 (c)		1,945,681	1,935,952
Tranche B 2LN, term loan 3.6559% 1/15/22 (c)		1,254,447	1,248,175
Tranche B 3LN, term loan 3.7014% 1/15/22 (c)		2,062,872	2,052,558
Ziggo Secured Finance Partnership Tranche D, term loan 8/31/24 (q)		4,295,000	4,278,894
			133,246,592
Multiline Retail - 0.1%
Dollar Tree, Inc. Tranche B 1LN, term loan 3.5% 7/6/22 (c)		2,747,879	2,751,891
JC Penney Corp., Inc. Tranche B, term loan 5.25% 6/23/23 (c)		19,320,000	19,392,450
Sears Holdings Corp. Tranche ABL, term loan 5.5% 6/30/18 (c)		9,062,677	8,779,469
			30,923,810
Specialty Retail - 0.2%
ABB Optical Group LLC Tranche B, term loan 6% 6/15/23 (c)		1,140,000	1,143,568
Academy Ltd. Tranche B, term loan 5% 7/2/22 (c)		5,205,759	5,078,894
Davids Bridal, Inc. Tranche B, term loan 5.00% 10/11/19(c)		1,863,830	1,741,135
General Nutrition Centers, Inc. Tranche B, term loan 3.25% 3/4/19 (c)		1,640,014	1,620,875
J. Crew Group, Inc. Tranche B, term loan 4% 3/5/21 (c)		3,982,882	3,138,511
Party City Holdings, Inc. Tranche B, term loan 4.4717% 8/19/22 (c)		5,119,784	5,125,364
Petco Holdings, Inc. Tranche B 1LN, term loan 5% 1/26/23 (c)		4,987,469	5,028,316
PetSmart, Inc. Tranche B, term loan 4.25% 3/11/22 (c)		14,300,016	14,320,322
Sports Authority, Inc. Tranche B, term loan 7.5% 11/16/17 (c)(e)		3,137,000	920,176
			38,117,161
Textiles, Apparel & Luxury Goods - 0.0%
Hercules Achievement, Inc. Tranche B, term loan 5% 12/11/21 (c)		3,413,049	3,421,581
Samsonite IP Holdings SARL Tranche B, term loan 4% 5/13/23 (c)		1,175,000	1,186,750
			4,608,331

TOTAL CONSUMER DISCRETIONARY			421,753,821

CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Blue Ribbon LLC Tranche B 1LN, term loan 5% 11/13/21 (c)		5,930,150	5,970,950
Food & Staples Retailing - 0.3%
Albertson's LLC:
Tranche B 4LN, term loan 4.5% 8/25/21 (c)		18,913,442	18,986,826
Tranche B 5LN, term loan 4.75% 12/21/22 (c)		6,652,625	6,688,416
Tranche B 6LN, term loan 4.75% 6/22/23 (c)		5,908,571	5,939,769
BJ's Wholesale Club, Inc.:
Tranche 2LN, term loan 8.5% 3/31/20 (c)		649,890	650,975
Tranche B 1LN, term loan 4.5% 9/26/19 (c)		5,776,693	5,771,090
Candy Intermediate Holdings, Inc. Tranche B 1LN, term loan 5.5% 6/15/23 (c)		3,000,000	2,994,390
CTI Foods Holdings Co. LLC Tranche 1LN, term loan 4.5% 6/28/20 (c)		1,072,224	1,029,335
GOBP Holdings, Inc.:
Tranche 2LN, term loan 9.25% 10/21/22 (c)		1,129,000	1,123,355
Tranche B 1LN, term loan 5% 10/21/21 (c)		3,893,099	3,839,568
Pizza Hut Holdings LLC Tranche B, term loan 3.2574% 6/16/23 (c)		3,000,000	3,017,670
Shearer's Foods, Inc.:
Tranche 2LN, term loan 7.75% 6/30/22 (c)		2,913,000	2,621,700
Tranche B 1LN, term loan 4.9375% 6/30/21 (c)		3,366,601	3,345,560
Smart & Final, Inc. Tranche B, term loan 4% 11/15/19 (c)		2,378,000	2,376,026
SUPERVALU, Inc. Tranche B, term loan 5.5% 3/21/19 (c)		1,040,526	1,040,838
U.S. Foods, Inc. Tranche B, term loan 4% 6/27/23 (c)		3,500,000	3,515,330
			62,940,848
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 4.5% 6/2/23 (c)		1,954,154	1,967,344
Hostess Brands LLC:
Tranche B 1LN, term loan 4.5% 8/3/22 (c)		1,061,975	1,067,019
Tranche B 2LN, term loan 8.5% 8/3/23 (c)		125,000	125,156
JBS U.S.A. LLC Tranche B, term loan 4% 10/30/22 (c)		1,492,500	1,488,142
Keurig Green Mountain, Inc. Tranche B, term loan 5.25% 3/3/23 (c)		3,361,667	3,391,922
			8,039,583
Personal Products - 0.0%
Revlon Consumer Products Corp. term loan 4% 8/19/19 (c)		2,580,207	2,578,607

TOTAL CONSUMER STAPLES			79,529,988

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)		4,027,801	3,040,990
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (c)		3,114,784	2,097,277
Expro Finservices S.a.r.l. Tranche B, term loan 5.75% 9/2/21 (c)		2,986,531	2,365,900
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (c)		1,354,465	358,933
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)		4,549,194	2,179,837
			10,042,937
Oil, Gas & Consumable Fuels - 0.2%
Alfred Fueling Systems, Inc. Tranche B 1LN, term loan 4.5% 6/20/21 (c)		961,650	959,650
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (c)		2,149,800	2,139,051
California Resources Corp. Tranche 1LN, term loan 12/31/21 (q)		4,615,000	4,834,213
Chesapeake Energy Corp. Tranche 1LN, term loan 8.5% 8/16/21 (c)		5,220,000	5,383,125
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)		1,882,000	1,685,952
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (c)		2,595,390	2,610,806
Citgo Petroleum Corp. Tranche B, term loan 4.5% 7/29/21 (c)		527,940	518,569
Crestwood Holdings Partners LLC Tranche B, term loan 9% 6/19/19 (c)		8,188,846	7,431,377
Energy Transfer Equity LP Tranche C, term loan 4.0424% 12/2/19 (c)		2,797,824	2,773,343
Foresight Energy LLC Tranche B, term loan 7.5% 8/23/20 (c)		1,105,000	983,450
Houston Fuel Oil Terminal Co. Tranche B, term loan 4.25% 8/19/21 (c)		6,789,913	6,518,316
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)		9,696,158	9,211,350
Overseas Shipholding Group, Inc. Tranche B, term loan 5.25% 8/5/19 (c)		433,949	429,609
Panda Temple Power, LLC term loan 7.25% 4/3/19 (c)		1,014,900	923,559
Peabody Energy Corp. Tranche B, term loan 0% 9/24/20 (c)(e)		2,582,518	1,776,411
Southcross Energy Partners LP Tranche B, term loan 5.25% 8/4/21 (c)		1,699,980	1,371,323
Targa Resources Corp. term loan 5.75% 2/27/22 (c)		1,470,512	1,470,512
Western Refining, Inc. Tranche B, term loan 5.25% 11/12/20 (c)		829,242	809,034
			51,829,650

TOTAL ENERGY			61,872,587

FINANCIALS - 0.4%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (c)		836,772	834,680
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/11/22 (c)		2,505,000	2,229,450
Tranche B 1LN, term loan 4.75% 9/11/21 (c)		1,969,075	1,895,235
			4,959,365
Diversified Financial Services - 0.1%
Assuredpartners, Inc. Tranche B 1LN, term loan 5.75% 10/22/22 (c)		3,579,092	3,591,011
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (c)		4,118,000	4,129,777
Energy & Minerals Group Tranche B, term loan 4.75% 3/27/20 (c)		473,270	460,255
Flying Fortress Holdings, Inc. Tranche B, term loan 3.5% 4/30/20 (c)		2,000,000	2,005,000
NMSC Holdings, Inc. Tranche B 1LN, term loan 6% 4/19/23 (c)		1,395,317	1,405,782
TransUnion LLC Tranche B 2LN, term loan 3.5% 4/9/21 (c)		4,944,425	4,958,862
UFC Holdings LLC:
Tranche 2LN, term loan 8.5% 8/18/24 (c)		1,235,000	1,242,336
Tranche B 1LN, term loan 5% 8/18/23 (c)		4,500,000	4,509,000
VF Holdings Corp. Tranche B 1LN, term loan 4.75% 6/30/23 (c)		1,500,000	1,502,295
			23,804,318
Insurance - 0.1%
Alliant Holdings Intermediate LLC Tranche B, term loan 4.5% 8/14/22 (c)		3,975,000	3,958,106
Asurion LLC:
Tranche B 1LN, term loan 5% 5/24/19 (c)		3,534,379	3,536,323
Tranche B 2LN, term loan 4.25% 7/8/20 (c)		939,926	935,057
Tranche B 2LN, term loan 8.5% 3/3/21 (c)		2,770,000	2,758,920
Tranche B 4LN, term loan 5% 8/4/22 (c)		5,920,763	5,918,632
HUB International Ltd. Tranche B 1LN, term loan 4% 10/2/20 (c)		5,855,306	5,831,534
Lonestar Intermediate Super Holdings LLC term loan 10% 8/10/21 pay-in-kind		1,955,000	1,944,736
			24,883,308
Real Estate Investment Trusts - 0.1%
Communications Sales & Leasing, Inc. Tranche B, term loan 5% 10/24/22 (c)		4,907,582	4,907,582
iStar Financial, Inc. Tranche B, term loan 5.5% 7/1/20 (c)		1,235,000	1,242,719
			6,150,301
Real Estate Management & Development - 0.1%
Americold Realty Operating Partnership LP Tranche B, term loan 5.75% 12/1/22 (c)		2,490,650	2,515,557
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 9.25% 11/4/22 (c)		1,882,000	1,893,763
Tranche B 1LN, term loan 4.25% 11/4/21 (c)		6,761,242	6,725,340
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (c)		7,286,738	7,345,323
Realogy Group LLC Tranche B, term loan 3.75% 7/20/22 (c)		8,175,000	8,215,875
			26,695,858
Thrifts& Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		1,285,608	1,279,579

TOTAL FINANCIALS			87,772,729

HEALTH CARE - 0.5%
Biotechnology - 0.0%
AMAG Pharmaceuticals, Inc. Tranche B, term loan 4.75% 8/17/21 (c)		2,638,612	2,638,612
Health Care Equipment & Supplies - 0.1%
Alere, Inc. Tranche B, term loan 4.25% 6/18/22 (c)		1,374,683	1,357,499
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (c)		1,997,349	1,964,892
DJO Finance LLC Tranche B 1LN, term loan 4.25% 6/7/20 (c)		3,993,777	3,847,325
Hill-Rom Holdings, Inc. Tranche B, term loan 3.5% 9/8/22 (c)		1,320,000	1,327,154
Ortho-Clinical Diagnostics, Inc. Tranche B, term loan 4.75% 6/30/21 (c)		3,270,000	3,190,310
			11,687,180
Health Care Providers & Services - 0.2%
AmSurg Corp. Tranche B, term loan 3.5% 7/16/21 (c)		2,402,057	2,403,066
Community Health Systems, Inc.:
Tranche F, term loan 4.0834% 12/31/18 (c)		878,235	864,877
Tranche G, term loan 3.75% 12/31/19 (c)		1,960,952	1,882,514
Tranche H, term loan 4% 1/27/21 (c)		10,177,105	9,751,804
Concentra, Inc. Tranche B 1LN, term loan 4% 6/1/22 (c)		990,000	991,238
Emergency Medical Services Corp. Tranche B, term loan 4.25% 5/25/18 (c)		1,867,497	1,867,497
Gold Merger Co., Inc. Tranche B, term loan 4.75% 7/27/23 (c)		855,000	857,138
HCA Holdings, Inc.:
Tranche B 6LN, term loan 3.7744% 3/18/23 (c)		7,980,000	8,071,770
Tranche B 7LN, term loan 3.567% 2/15/24 (c)		3,000,000	3,027,000
HCR Healthcare LLC Tranche B, term loan 5% 4/6/18 (c)		3,409,164	2,846,652
Jaguar Holding Co. II/Pharmaceutical Product Development LLC Tranche B, term loan 4.25% 8/18/22 (c)		2,151,409	2,157,326
Kindred Healthcare, Inc. Tranche B, term loan 4.25% 4/9/21 (c)		3,538,569	3,500,246
Milk Specialties Co. Tranche B, term loan 6% 8/16/23 (c)		1,695,000	1,697,119
MPH Acquisition Holdings LLC Tranche B, term loan 5% 6/7/23 (c)		2,500,000	2,526,050
Onex Schumacher Finance LP Tranche B 1LN, term loan 5% 7/31/22 (c)		2,979,994	2,989,917
Precyse Acquisition Corp. Tranche B, term loan 6.5% 10/20/22 (c)		1,500,000	1,504,695
Surgery Center Holdings, Inc. Tranche B 1LN, term loan 5.25% 11/3/20 (c)		225,565	225,565
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (c)		3,000,000	2,940,000
Tranche B 1LN, term loan 5.25% 12/31/22 (c)		6,408,897	6,168,564
Vizient, Inc. Tranche B, term loan 6.25% 2/11/23 (c)		3,990,000	4,032,414
			60,305,452
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (c)		7,028,422	6,997,708
Pharmaceuticals - 0.2%
Alvogen Pharma U.S., Inc. Tranche B 1LN, term loan 6% 4/2/22 (c)		2,366,544	2,365,077
Avantor Performance Materials Holdings, Inc. Tranche B 1LN, term loan 6% 6/21/22 (c)		1,500,000	1,497,195
Endo Pharmaceuticals, Inc. Tranche B, term loan 3.75% 9/25/22 (c)		4,676,500	4,648,722
Grifols, S.A. Tranche B, term loan 3.443% 2/27/21 (c)		1,471,421	1,481,353
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (c)		3,039,312	3,031,714
PRA Holdings, Inc. Tranche B, term loan 4.5% 9/23/20 (c)		3,811,711	3,827,910
Valeant Pharmaceuticals International, Inc.:
Tranche A 3LN, term loan 4.28% 10/20/18 (c)		3,867,388	3,864,178
Tranche B, term loan 5.5% 4/1/22 (c)		11,147,561	11,161,495
Tranche BD 2LN, term loan 5% 2/13/19 (c)		5,224,331	5,215,607
Tranche E, term loan 5.25% 8/5/20 (c)		4,734,580	4,725,727
			41,818,978

TOTAL HEALTH CARE			123,447,930

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Camp International Holding Co.:
Tranche 1LN, term loan 4.75% 8/18/23 (c)		2,500,000	2,482,300
Tranche 2LN, term loan 8.25% 8/18/24 (c)		295,000	294,263
DigitalGlobe, Inc. Tranche B, term loan 4.75% 1/31/20 (c)		504,183	507,334
Doncasters PLC Tranche B 2LN, term loan 9.5% 10/9/20 (c)		271,338	254,718
Gemini HDPE LLC Tranche B, term loan 4.75% 8/7/21 (c)		1,997,456	1,994,960
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (c)		3,127,975	3,120,499
Tranche D, term loan 3.75% 6/4/21 (c)		6,011,931	5,995,939
Tranche E, term loan 3.75% 5/14/22 (c)		992,826	990,066
Tranche F, term loan 3.75% 6/9/23 (c)		1,500,000	1,496,250
			17,136,329
Airlines - 0.0%
American Airlines, Inc. Tranche B, term loan 3.5% 10/10/21 (c)		1,965,150	1,966,074
Building Products - 0.1%
GCP Applied Technologies, Inc. Tranche B, term loan 4% 2/3/22 (c)		997,500	1,009,969
GYP Holdings III Corp. Tranche 1LN, term loan 4.75% 4/1/21 (c)		6,942,657	6,925,301
Jeld-Wen, Inc. Tranche B, term loan 4.75% 7/1/22 (c)		992,500	996,639
LBM Borrower LLC Tranche B 1LN, term loan 6.25% 8/20/22 (c)		7,313,503	7,273,279
Ply Gem Industries, Inc. Tranche B, term loan 4% 2/1/21 (c)		740,449	741,145
			16,946,333
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (c)		3,547,356	3,542,177
Apollo Security Service Borrower LLC Tranche B 1LN, term loan 4.75% 5/2/22 (c)		10,330,000	10,397,765
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (c)		1,478,315	1,482,469
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)		5,664,448	5,592,226
Garda World Security Corp.:
term loan 4.0039% 11/8/20 (c)		7,638,858	7,514,727
Tranche DD, term loan 4.0039% 11/8/20 (c)		1,589,474	1,563,645
GCA Services Group, Inc. Tranche B 1LN, term loan 5.75% 3/1/23 (c)		2,244,375	2,257,460
Harland Clarke Holdings Corp. Tranche B 5LN, term loan 7% 12/31/19 (c)		3,765,000	3,692,825
KAR Auction Services, Inc. Tranche B 3LN, term loan 4.25% 3/9/23 (c)		2,009,963	2,033,841
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)		12,786,738	12,531,003
Merrill Communications LLC Tranche B, term loan 6.25% 6/1/22 (c)		1,844,535	1,687,750
Metal Services LLC Tranche B, term loan 8.5% 6/30/19 (c)		1,100,114	1,080,862
The Brickman Group, Ltd.:
Tranche 2LN, term loan 7.5% 12/18/21 (c)		560,000	551,600
Tranche B 1LN, term loan 4% 12/18/20 (c)		4,376,835	4,349,918
WTG Holdings III Corp.:
term loan 5.5% 1/15/21 (c)		1,496,250	1,503,731
Tranche B 1LN, term loan 4.75% 1/15/21 (c)		549,545	550,919
			60,332,918
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		2,793,489	2,737,619
Ventia Deco LLC Tranche B, term loan 5% 5/21/22 (c)		3,164,375	3,176,241
			5,913,860
Machinery - 0.1%
Generac Power Systems, Inc. Tranche B, term loan 3.5% 5/31/20 (c)		1,287,713	1,286,104
Onex Wizard U.S. Acquisition, Inc. Tranche B, term loan 4.25% 3/13/22 (c)		3,938,700	3,942,520
Rexnord LLC Tranche B, term loan 4% 8/21/20 (c)		3,243,586	3,242,386
The Gates Corp. Tranche B 1LN, term loan 4.25% 7/3/21 (c)		545,183	536,324
Wireco Worldgroup, Inc. Tranche B 1LN, term loan 7/21/23 (q)		1,495,000	1,496,241
			10,503,575
Marine - 0.0%
American Commercial Barge Line Tranche B 1LN, term loan 9.75% 11/12/20 (c)		2,552,688	2,437,817
Navios Partners Finance (U.S.), Inc. Tranche B, term loan 5.25% 6/27/18 (c)		2,978,800	2,656,107
			5,093,924
Professional Services - 0.0%
AlixPartners LLP Tranche B, term loan 4.5% 7/28/22 (c)		2,109,063	2,119,608
Research Now Group, Inc.:
Tranche 2LN, term loan 9.75% 3/18/22 (c)		285,000	273,600
Tranche B 1LN, term loan 5.5% 3/18/21 (c)		864,063	838,141
Science Applications International Corp. Tranche B, term loan 3.25% 5/4/22 (c)		1,405,732	1,416,275
			4,647,624
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (c)		1,456,136	1,368,768
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B, term loan 4% 10/1/22 (c)		4,505,950	4,517,215
Fly Funding II Sarl Tranche B, term loan 3.54% 8/9/19 (c)		2,215,360	2,215,360
			6,732,575

TOTAL INDUSTRIALS			130,641,980

INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
Mitel U.S. Holdings, Inc. Tranche B, term loan 5.5% 4/29/22 (c)		1,600,140	1,610,141
Electronic Equipment & Components - 0.1%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)		2,935,519	2,901,761
Lux FinCo U.S. SPV:
Tranche 2LN, term loan 9.5% 10/16/23 (c)		500,000	492,500
Tranche B 1LN, term loan 5% 10/16/22 (c)		2,409,920	2,411,438
TTM Technologies, Inc. Tranche B 1LN, term loan 6% 5/31/21 (c)		11,997,038	12,012,034
			17,817,733
Internet Software & Services - 0.1%
Abacus Innovations Corp. Tranche B, term loan 3.2744% 8/16/23 (c)		2,000,000	2,009,380
Datapipe, Inc. Tranche B 1LN, term loan 5.75% 3/15/19 (c)		6,271,719	6,230,953
EIG Investors Corp. Tranche B 1LN, term loan 6% 2/9/23 (c)		5,930,050	5,371,617
TCH-2 Holdings, LLC. Tranche B 1LN, term loan 5.5% 5/12/21 (c)		937,028	937,028
Uber Technologies, Inc. Tranche B, term loan 5% 7/13/23 (c)		14,685,000	14,694,252
			29,243,230
IT Services - 0.1%
Ceridian HCM Holding, Inc. Tranche B 2LN, term loan 4.5% 9/15/20 (c)		5,813,745	5,610,264
Computer Discount Warehouse (CDW) LLC Tranche B, term loan 3% 8/17/23 (c)		1,848,353	1,842,955
First Data Corp. Tranche B, term loan 4.2722% 7/10/22 (c)		12,500,000	12,534,375
G.I. Peak Merger Sub Corp.:
Tranche 2LN, term loan 8.25% 6/17/22 (c)		515,000	466,935
Tranche B 1LN, term loan 5% 6/17/21 (c)		2,644,748	2,623,272
Global Payments, Inc. Tranche B, term loan 3.9957% 4/22/23 (c)		2,410,000	2,425,665
RP Crown Parent, LLC Tranche B, term loan 6% 12/21/18 (c)		460,000	459,425
WEX, Inc. Tranche B, term loan 4.25% 7/1/23 (c)		3,500,000	3,524,360
			29,487,251
Semiconductors & Semiconductor Equipment - 0.0%
Avago Technologies Cayman Finance Ltd. Tranche B 3LN, term loan 3.5076% 2/1/23 (c)		4,734,872	4,775,639
Cavium, Inc. Tranche B, term loan 3.75% 8/16/22 (c)		2,095,000	2,100,238
Micron Technology, Inc. Tranche B, term loan 6.64% 4/26/22 (c)		1,250,000	1,261,975
Microsemi Corp. Tranche B, term loan 3.75% 1/15/23 (c)		1,740,471	1,751,157
NXP BV:
Tranche B 2LN, term loan 3.75% 12/7/20 (c)		2,132,803	2,144,128
Tranche D, term loan 3.25% 1/11/20 (c)		1,848,489	1,853,110
			13,886,247
Software - 0.2%
Applied Systems, Inc.:
Tranche B 1LN, term loan 4% 1/23/21 (c)		433,691	434,233
Tranche B 2LN, term loan 7.5% 1/23/22 (c)		114,733	115,055
BMC Software Finance, Inc. Tranche B, term loan:
5% 9/10/20 (c)		216,534	206,069
5% 9/10/20 (c)		3,702,501	3,530,482
Epicor Software Corp.:
Tranche B, term loan 4.75% 6/1/22 (c)		6,031,805	5,915,692
Tranche B2 1LN, term loan 5% 6/1/22 (c)		1,500,000	1,475,625
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (c)		6,685,089	6,820,863
Tranche B 1LN, term loan 4.5% 10/30/19 (c)		5,116,317	5,133,662
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (c)		6,435,758	6,414,327
Tranche 2LN, term loan 8% 4/9/22 (c)		3,653,000	3,573,839
SolarWinds Holdings, Inc. Tranche B, term loan 5.5% 2/5/23 (c)		3,000,000	3,009,750
Solera LLC Tranche B, term loan 5.75% 3/3/23 (c)		3,241,875	3,259,251
Sophia L.P. Tranche B, term loan 4.75% 9/30/22 (c)		4,962,500	4,964,584
SS&C Technologies, Inc.:
Tranche B 1LN, term loan 4.0002% 7/8/22 (c)		2,324,113	2,338,639
Tranche B 2LN, term loan 4.0001% 7/8/22 (c)		296,088	297,938
Sybil Software LLC. Tranche B, term loan 8/3/22 (q)		5,465,000	5,470,137
			52,960,146
Technology Hardware, Storage & Peripherals - 0.1%
Dell International LLC:
Tranche B 2LN, term loan 4% 4/29/20 (c)		9,902,245	9,931,951
Tranche B, term loan 4% 6/2/23 (c)		4,000,000	4,021,440
Oberthur Technologies Tranche B 2LN, term loan 4.5% 10/18/19 (c)		2,536,344	2,524,448
Western Digital Corp. Tranche B 1LN, term loan 4.5% 4/29/23 (c)		2,200,000	2,211,396
			18,689,235

TOTAL INFORMATION TECHNOLOGY			163,693,983

MATERIALS - 0.4%
Chemicals - 0.1%
A. Schulman, Inc. Tranche B, term loan 4.2315% 6/1/22 (c)		1,752,813	1,751,726
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (c)		2,761,451	2,624,538
Chromaflo Technologies Corp.:
Tranche 2LN, term loan 8.25% 6/2/20 (c)		751,971	676,774
Tranche B 1LN, term loan 4.5% 12/2/19 (c)		969,969	966,332
Hilex Poly Co. LLC Tranche B 1LN, term loan 6% 12/5/21 (c)		5,079,495	5,104,893
Kraton Polymers LLC Tranche B, term loan 6% 1/6/22 (c)		3,975,000	3,977,504
MacDermid, Inc.:
Tranche B 1LN, term loan 5.5% 6/7/20 (c)		1,129,179	1,128,479
Tranche B 2LN, term loan 5.5% 6/7/20 (c)		2,590,682	2,587,444
Tranche B 3LN, term loan 5.5% 6/7/20 (c)		4,469,981	4,467,746
Nexeo Solutions LLC Tranche B, term loan 5.25% 6/9/23 (c)		860,000	862,692
Royal Holdings, Inc.:
Tranche B 1LN, term loan 4.5% 6/19/22 (c)		2,113,650	2,118,279
Tranche B 2LN, term loan 8.5% 6/19/23 (c)		175,000	172,375
Styrolution U.S. Holding LLC Tranche B, term loan 6.5% 11/7/19 (c)		4,063,125	4,068,204
The Chemours Co. LLC Tranche B, term loan 3.75% 5/12/22 (c)		1,370,905	1,350,630
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Tranche B 1LN, term loan 4.25% 11/5/21 (c)		1,603,800	1,610,311
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4.5% 3/19/20 (c)		1,014,769	1,002,085
U.S. Coatings Acquisition, Inc. Tranche B, term loan 3.75% 2/1/20 (c)		459,821	461,812
Univar, Inc. Tranche B, term loan 4.25% 7/1/22 (c)		1,225,738	1,223,543
			36,155,367
Containers & Packaging - 0.2%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (c)		2,686,975	2,703,769
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)		5,703,836	5,723,457
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)		1,129,000	1,121,470
Tranche B 1LN, term loan 4.5% 10/1/21 (c)		6,052,945	6,054,034
Berry Plastics Corp.:
Tranche G, term loan 3.5% 1/6/21 (c)		3,552,000	3,543,688
Tranche H, term loan 3.75% 10/1/22 (c)		6,011,310	6,007,583
BWAY Holding Co. Tranche B, term loan 5.5% 8/14/20 (c)		3,999,039	4,011,556
Caraustar Industries, Inc. Tranche B, term loan 8% 5/1/19 (c)		706,400	710,228
Charter NEX U.S. Holdings, Inc. Tranche 2LN, term loan 9.25% 2/5/23 (c)		556,024	536,563
Consolidated Container Co. Tranche B, term loan 5% 7/3/19 (c)		4,971,301	4,909,160
Printpack Holdings, Inc. Tranche B, term loan 5% 7/26/23 (c)		1,080,000	1,081,350
Reynolds Group Holdings, Inc. Tranche B, term loan 4.25% 2/5/23 (c)		3,965,000	3,968,727
Signode Packaging Systems, Inc. Tranche B, term loan 3.75% 5/1/21 (c)		2,084,611	2,078,107
			42,449,692
Metals & Mining - 0.1%
Ameriforge Group, Inc.:
Tranche B 1LN, term loan 5% 12/19/19 (c)		2,588,282	1,216,493
Tranche B 2LN, term loan 8.75% 12/19/20 (c)		1,296,000	176,580
Doncasters Group, LLC Tranche B 1LN, term loan 4.5% 4/9/20 (c)		1,598,073	1,570,107
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)		3,509,408	3,488,562
Gulf Finance LLC Tranche B 1LN, term loan 6.25% 8/17/23 (c)		6,000,000	5,809,980
JMC Steel Group, Inc. Tranche B, term loan 6% 6/14/21 (c)		3,500,000	3,524,080
Murray Energy Corp.:
Tranche B 1LN, term loan 7.75% 4/16/17 (c)		770,102	713,307
Tranche B 2LN, term loan 8.25% 4/16/20(c)		9,130,733	7,532,854
Oxbow Carbon LLC Tranche 2LN, term loan 8% 1/19/20 (c)		722,000	707,560
Walter Energy, Inc. Tranche B, term loan 0% 4/1/18 (c)(e)		2,094,809	0
			24,739,523

TOTAL MATERIALS			103,344,582

TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (c)		6,737,542	6,729,120
Integra Telecom Holdings, Inc.:
Tranche 2LN, term loan 9.75% 2/14/21 (c)		500,000	473,440
Tranche B 1LN, term loan 5.25% 8/14/20 (c)		5,951,193	5,888,706
Level 3 Financing, Inc.:
Tranche B 2LN, term loan 3.5% 5/31/22 (c)		3,764,000	3,781,239
Tranche B 3LN, term loan 4% 8/1/19 (c)		2,742,000	2,753,434
Tranche B 4LN, term loan 4% 1/15/20 (c)		3,011,000	3,026,055
LTS Buyer LLC:
Tranche 2LN, term loan 8% 4/12/21 (c)		163,000	162,796
Tranche B 1LN, term loan 4% 4/11/20 (c)		10,315,444	10,299,352
Sable International Finance Ltd.:
Tranche B 1LN, term loan 5.5% 12/31/22 (c)		2,475,000	2,488,415
Tranche B 2LN, term loan 5.83% 12/31/22 (c)		2,025,000	2,035,976
Securus Technologies Holdings, Inc.:
Tranche 2LN, term loan 9% 4/30/21 (c)		5,224,000	4,871,380
Tranche B 1LN, term loan 4.75% 4/30/20 (c)		2,795,884	2,732,976
Securus Technologies, Inc. Tranche B2 1LN, term loan 5.25% 4/30/20 (c)		2,782,897	2,720,282
			47,963,171
Wireless Telecommunication Services - 0.1%
Digicel International Finance Ltd.:
Tranche D 1LN, term loan 4.1875% 3/31/17 (c)		690,951	656,404
Tranche D 2LN, term loan 4.1311% 3/31/19 (c)		4,119,049	3,913,096
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (c)		11,760,000	11,154,007
Syniverse Holdings, Inc. Tranche B, term loan 4% 4/23/19 (c)		2,516,420	2,235,411
T-Mobile U.S.A., Inc. Tranche B, term loan 3.5% 11/9/22 (c)		2,075,000	2,088,301
Telenet Financing USD LLC term loan 4.25% 6/30/24 (c)		3,000,000	3,008,580
			23,055,799

TOTAL TELECOMMUNICATION SERVICES			71,018,970

UTILITIES - 0.3%
Electric Utilities - 0.2%
Alinta Energy Finance Pty. Ltd. Tranche B, term loan:
6.375% 8/13/18 (c)		281,822	280,413
6.375% 8/13/19 (c)		4,254,286	4,233,015
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)		2,980,856	2,940,794
Dynegy Finance IV, Inc. Tranche C, term loan 5% 6/27/23 (c)		7,500,000	7,501,200
Empire Generating Co. LLC:
Tranche B, term loan 5.25% 3/14/21 (c)		3,309,319	2,812,921
Tranche C, term loan 5.25% 3/14/21 (c)		263,000	223,550
Essential Power LLC Tranche B, term loan 4.75% 8/8/19 (c)		6,150,439	6,135,063
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)		4,486,089	3,600,087
Green Energy Partners/Stonewall LLC Tranche B 1LN, term loan 6.5% 11/13/21 (c)		3,042,000	2,867,085
InterGen NV Tranche B, term loan 5.5% 6/13/20 (c)		5,343,599	4,835,958
Longview Power LLC Tranche B, term loan 7% 4/13/21 (c)		1,980,000	1,742,400
Texas Competitive Electric Holdings Co. LLC:
term loan 5% 10/31/17 (c)		1,485,714	1,489,057
Tranche B, term loan 5% 10/31/17 (c)		6,514,286	6,528,943
USIC Holdings, Inc. Tranche B, term loan 4% 7/10/20 (c)		584,804	578,956
			45,769,442
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 9.75% 6/30/21 (c)		1,812,000	1,782,555
Southcross Holdings Borrower LP Tranche B, term loan 9% 4/13/23		355,686	299,961
			2,082,516
Independent Power and Renewable Electricity Producers - 0.1%
APLP Holdings LP Tranche B, term loan 6% 4/13/23 (c)		2,892,309	2,902,432
Calpine Corp.:
Tranche B 5LN, term loan 3.5% 5/28/22 (c)		1,485,000	1,485,416
Tranche B 6LN, term loan 4% 1/1/23 (c)		3,656,625	3,674,140
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (c)		4,653,000	4,670,449
ExGen Renewables I, LLC Tranche B term loan 5.25% 2/6/21 (c)		1,237,399	1,245,133
Tempus Public Foundation Generation Holdings LLC Tranche B, term loan 4.75% 12/31/17 (c)		6,805,149	6,600,995
Terra-Gen Finance Co. LLC Tranche B, term loan 5.25% 12/9/21 (c)		2,803,578	2,367,286
TerraForm AP Acquisition Holdings LLC Tranche B, term loan 7% 6/26/22 (c)		2,805,327	2,749,221
			25,695,072

TOTAL UTILITIES			73,547,030

TOTAL BANK LOAN OBLIGATIONS
(Cost $1,322,117,479)			1,316,623,600

Sovereign Loan Participations - 0.0%
Indonesian Republic loan participation:
Citibank 1.6875% 12/14/19 (c)		703,337	689,270
Goldman Sachs 1.6875% 12/14/19 (c)		602,778	590,722
Mizuho 1.6875% 12/14/19 (c)		282,632	276,979
TOTAL SOVEREIGN LOAN PARTICIPATIONS
(Cost $1,486,698)			1,556,971

Bank Notes - 0.6%
Capital One NA 1.65% 2/5/18		18,801,000	18,827,378
Discover Bank:
(Delaware) 3.2% 8/9/21		$25,781,000	$26,483,584
3.1% 6/4/20		22,584,000	23,233,064
8.7% 11/18/19		2,958,000	3,431,647
JPMorgan Chase Bank 6% 10/1/17		11,313,000	11,860,470
KeyBank NA 6.95% 2/1/28		1,977,000	2,585,331
Marshall & Ilsley Bank 5% 1/17/17		14,669,000	14,847,346
RBS Citizens NA 2.5% 3/14/19		11,319,000	11,489,113
Regions Bank 7.5% 5/15/18		24,647,000	26,910,482
Wachovia Bank NA 6% 11/15/17		2,243,000	2,364,180
TOTAL BANK NOTES
(Cost $137,898,786)			142,032,595

Preferred Securities - 0.8%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 2.5%(Reg. S) (c)(f)	EUR	$1,525,000	$1,702,464
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (f)		3,057,000	3,071,704
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Total SA 2.625% (Reg. S) (c)(f)	EUR	2,150,000	2,404,145
FINANCIALS - 0.8%
Banks - 0.7%
Allied Irish Banks PLC 7.375% (Reg. S) (c)(f)	EUR	2,390,000	2,454,580
Banco Do Brasil SA 9% (b)(c)(f)		1,265,000	1,157,744
Bank of America Corp.:
6.1% (c)(f)		8,141,000	8,784,935
6.25% (c)(f)		5,325,000	5,754,039
6.5% (c)(f)		3,000,000	3,340,095
Barclays Bank PLC 7.625% 11/21/22		35,375,000	40,481,042
Barclays PLC:
6.625% (c)(f)		19,750,000	19,064,519
7.875% (Reg. S) (c)(f)		2,500,000	2,506,162
8.25% (c)(f)		5,470,000	5,698,878
BNP Paribas SA 7.375% (b)(c)(f)		3,830,000	3,907,003
Citigroup, Inc.:
5.875% (c)(f)		4,305,000	4,478,165
5.95% (c)(f)		12,150,000	12,766,596
5.95% (c)(f)		2,285,000	2,332,696
6.125% (c)(f)		6,140,000	6,517,868
6.3% (c)(f)		7,100,000	7,480,988
Credit Agricole SA:
6.625% (b)(c)(f)		18,240,000	17,933,968
6.625% (Reg. S) (c)(f)		5,790,000	5,692,855
7.875% (b)(c)(f)		4,250,000	4,414,601
8.125% 9/19/33 (Reg. S) (c)		2,500,000	2,828,001
Intesa Sanpaolo SpA 7% (Reg. S) (c)(f)	EUR	2,180,000	2,403,511
JPMorgan Chase & Co.:
5.3% (c)(f)		3,245,000	3,369,412
6% (c)(f)		7,955,000	8,426,368
6.1% (c)(f)		2,440,000	2,666,139
Royal Bank of Scotland Group PLC:
7.5% (c)(f)		6,490,000	6,232,604
8.625% (c)(f)		2,795,000	2,861,897
			183,554,666
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (c)(f)		3,250,000	3,339,865
UBS Group AG 7.125% (Reg. S) (c)(f)		1,650,000	1,705,628
			5,045,493
Consumer Finance - 0.1%
American Express Co. 4.9% (c)(f)		6,100,000	6,154,204
Diversified Financial Services - 0.0%
Magnesita Finance Ltd.:
8.625% (b)(f)		650,000	552,398
8.625% (Reg. S) (f)		200,000	169,969
			722,367

TOTAL FINANCIALS			195,476,730

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (b)(f)		7,735,000	3,373,260
7.5% (Reg. S) (f)		100,000	43,610
			3,416,870
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (f)		2,600,000	1,471,097
TOTAL PREFERRED SECURITIES
(Cost $204,947,628)			207,543,010
		Shares	Value

Money Market Funds - 6.5%
Fidelity Cash Central Fund, 0.42% (r)
(Cost $1,668,097,710)		1,668,097,710	1,668,097,710

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount(a)	Value
Put Options - 0.0%
Option on a credit default swap with Deutsche Bank AG to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 exercise rate 3.375%	10/19/16	$24,550,000	$166,944
Option on a credit default swap with Goldman Sachs Bank U.S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 25 Index expiring June 2021 3.25%	11/16/16	23,500,000	305,409
TOTAL PURCHASED SWAPTIONS
(Cost $842,932)			472,353
TOTAL INVESTMENT PORTFOLIO - 102.9%
(Cost $25,678,777,101)			26,438,217,232
NET OTHER ASSETS (LIABILITIES) - (2.9)%			(734,518,245)
NET ASSETS - 100%			$25,703,698,987

TBA Sale Commitments
	Principal Amount(a)	Value
Fannie Mae
3% 9/1/31	$(9,200,000)	$(9,631,668)
3% 9/1/46	(4,200,000)	(4,355,203)
3% 9/1/46	(5,000,000)	(5,184,766)
3% 9/1/46	(34,700,000)	(35,982,273)
3% 9/1/46	(4,000,000)	(4,147,812)
3% 9/1/46	(80,500,000)	(83,474,725)
3% 9/1/46	(4,450,000)	(4,614,441)
3% 9/1/46	(25,400,000)	(26,338,609)
3.5% 9/1/46	(9,200,000)	(9,692,349)
TOTAL TBA SALE COMMITMENTS
(Proceeds $183,397,307)		$(183,421,846)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
18 Eurex Euro-Bobl Contracts (Germany)	Sept. 2016	2,682,233	$(1,703)
17 Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	Sept. 2016	3,659,412	271,072
64 TME 10 Year Canadian Note Contracts (Canada)	Dec. 2016	7,162,788	10,026
3 TSE 10 Year Japanese Government Bond Index Contracts (Japan)	Sept. 2016	4,390,180	(17,060)
TOTAL BOND INDEX CONTRACTS			262,335
Treasury Contracts
35 ASX 10 Year Treasury Bond Index Contracts (Australia)	Sept. 2016	3,627,195	68,846
51 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	6,677,016	(19,617)
153 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	33,401,813	(29,245)
185 CBOT 5-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	22,431,250	(49,149)
23 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	3,918,625	(14,245)
17 CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	2,454,375	(5,083)
3 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	562,406	(544)
TOTAL TREASURY CONTRACTS			(49,037)

TOTAL PURCHASED			213,298

Sold
Bond Index Contracts
30 Eurex Euro-Bund Contracts (Germany)	Sept. 2016	5,601,121	6,331
3 ICE Long Gilt Contracts (United Kingdom)	Dec. 2016	518,156	45
145 ICE Medium Gilt Contracts (United Kingdom)	Dec. 2016	22,117,648	(16,698)
TOTAL BOND INDEX CONTRACTS			(10,322)
Treasury Contracts
668 CBOT 10 Year U.S. Treasury Note Contracts (United States)	Dec. 2016	87,455,813	249,097
164 CBOT 2-Year U.S. Treasury Note Contracts (United States)	Dec. 2016	35,803,250	30,683
106 CBOT Long Term U.S. Treasury Bond Contracts (United States)	Dec. 2016	18,059,750	65,194
TOTAL TREASURY CONTRACTS			344,974

TOTAL SOLD			334,652

TOTAL FUTURES CONTRACTS			$547,950

The face value of futures purchased as a percentage of Net Assets is 0.4%

The face value of futures sold as a percentage of Net Assets is 0.7%

Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount*	Unrealized Appreciation/(Depreciation)
9/1/16	JPY	Citibank, N.A.	Sell	360,000	$3,506	$26
9/2/16	EUR	Citibank, N.A.	Buy	421,000	469,268	337
11/18/16	AUD	Citibank, N.A.	Sell	173,000	132,217	2,444
11/18/16	CAD	Citibank, N.A.	Sell	145,000	112,555	1,943
11/18/16	EUR	Citibank, N.A.	Sell	421,000	470,815	(359)
11/18/16	EUR	Goldman Sachs Bank USA	Buy	255,000	289,593	(4,203)
11/18/16	EUR	Goldman Sachs Bank USA	Sell	349,000	389,885	(708)
11/18/16	EUR	Goldman Sachs Bank USA	Sell	95,310,000	107,778,359	1,109,630
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	100,000	113,317	1,400
11/18/16	EUR	JPMorgan Chase Bank, N.A.	Sell	329,000	372,274	4,065
11/18/16	GBP	Goldman Sachs Bank USA	Sell	667,000	875,294	(2,013)
11/18/16	GBP	Goldman Sachs Bank USA	Sell	38,691,000	50,574,167	(316,247)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Buy	1,125,000	1,486,585	(6,869)
11/18/16	GBP	JPMorgan Chase Bank, N.A.	Sell	1,019,000	1,346,019	5,724
11/18/16	JPY	JPMorgan Chase Bank, N.A.	Sell	1,800,000	18,046	591
						$795,761

*Amount in U.S. Dollars unless otherwise noted

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty(2)	Fixed Payment Received/(Paid)	Notional Amount(3)	Value(1)	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
5-Year iTraxx Europe Series 25 Index		Jun. 2021	ICE	(1)%	EUR 8,300,000	$(56,736)	$0	$(56,736)
BBVA, SA		Jun. 2021	Credit Suisse International	(1%)	EUR 3,250,000	207,265	(279,482)	(72,217)
Carlsberg Breweries A/S		Jun. 2020	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,600,000	(68,598)	24,260	(44,338)
Carlsberg Breweries A/S		Dec. 2020	Citibank, N.A.	(1%)	EUR 2,600,000	(67,223)	(8,546)	(75,769)
Gas Natural Capital Markets SA		Jun. 2021	BNP Paribas, SA	(1%)	EUR 1,400,000	(24,065)	1,474	(22,591)
Kering SA		Sep. 2018	Morgan Stanley Capital Group, Inc.	(1%)	EUR 3,500,000	(68,216)	6,037	(62,179)
Metro AG		Dec. 2021	JPMorgan Chase Bank, N.A.	(1%)	EUR 2,800,000	4,608	(31,943)	(27,335)
Societe Generale		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,450,000	41,444	(64,497)	(23,053)
Standard Chartered PLC		Jun. 2021	Goldman Sachs Bank USA	(1%)	EUR 1,550,000	80,456	(154,354)	(73,898)
TOTAL BUY PROTECTION						48,935	(507,051)	(458,116)
Sell Protection
5-Year iTraxx Europe Senior Financial Series 25 Index	NR	Jun. 2021	ICE	1%	EUR 8,300,000	109,841	0	109,841
Deutsche Bank AG	BBB-	Dec. 2016	JPMorgan Chase Bank, N.A.	1%	EUR 1,400,000	(3,542)	13,605	10,063
TOTAL SELL PROTECTION						106,299	13,605	119,904

TOTAL CREDIT DEFAULT SWAPS						$155,234	$(493,446)	$(338,212)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) Swaps with Intercontinental Exchange (ICE) are centrally cleared over-the-counter (OTC) swaps.

 (3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Portfolio could be required to make if a credit event were to occur.

 (4) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount	Payment Received	Payment Paid	Value	Upfront Premium Received/(Paid)(4)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
LCH	Sep. 2021	$22,100,000	3-month LIBOR	2%	$(55,630)	$0	$(55,630)
LCH	Sep. 2026	16,900,000	3-month LIBOR	2.25%	(291,555)	0	(291,555)
LCH	Sep. 2046	2,930,000	3-month LIBOR	2.75%	(294,507)	0	(294,507)

TOTAL INTEREST RATE SWAPS					$(641,692)	$0	$(641,692)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound

JPY – Japanese yen

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,641,193,864 or 10.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Non-income producing - Security is in default.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,708,385.

 (h) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $72,403.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,657,502.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (m) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (n) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $321,811 or 0.0% of net assets.

 (q) The coupon rate will be determined upon settlement of the loan after period end.

 (r) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Warrior Met Coal LLC Class A	2/20/15	$3,177,225

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,583,591
Total	$3,583,591

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$807,296	$807,296	$--	$--
Energy	8,478,428	8,060,297	--	418,131
Financials	11,428,681	11,428,681	--	--
Health Care	108	108	--	--
Materials	2,477,146	2,477,146	--	--
Telecommunication Services	305,036	270,436	--	34,600
Utilities	296,128	--	--	296,128
Corporate Bonds	10,857,460,574	--	10,856,400,718	1,059,856
U.S. Government and Government Agency Obligations	5,439,334,166	--	5,439,334,166	--
U.S. Government Agency - Mortgage Securities	4,416,584,311	--	4,416,584,311	--
Asset-Backed Securities	126,265,528	--	121,189,538	5,075,990
Collateralized Mortgage Obligations	514,696,334	--	514,696,334	--
Commercial Mortgage Securities	1,028,414,829	--	1,022,238,351	6,176,478
Municipal Securities	456,381,988	--	456,381,988	--
Foreign Government and Government Agency Obligations	238,960,440	--	237,600,440	1,360,000
Bank Loan Obligations	1,316,623,600	--	1,309,515,123	7,108,477
Sovereign Loan Participations	1,556,971	--	--	1,556,971
Bank Notes	142,032,595	--	142,032,595	--
Preferred Securities	207,543,010	--	207,543,010	--
Money Market Funds	1,668,097,710	1,668,097,710	--	--
Purchased Swaptions	472,353	--	472,353	--
Total Investments in Securities:	$26,438,217,232	$1,691,141,674	$24,723,988,927	$23,086,631
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$1,126,160	$--	$1,126,160	$--
Futures Contracts	701,294	701,294	--	--
Swaps	443,614	--	443,614	--
Total Assets	$2,271,068	$701,294	$1,569,774	$--
Liabilities
Foreign Currency Contracts	$(330,399)	$--	$(330,399)	$--
Futures Contracts	(153,344)	(153,344)	--	--
Swaps	(930,072)	--	(930,072)	--
Total Liabilities	$(1,413,815)	$(153,344)	$(1,260,471)	$--
Total Other Derivative Instruments:	$857,253	$547,950	$309,303	$--
Other Financial Instruments:
TBA Sale Commitments	$(183,421,846)	$--	$(183,421,846)	$--
Total Other Financial Instruments:	$(183,421,846)	$--	$(183,421,846)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2016. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$472,353	$0
Swaps(b)	443,614	(288,380)
Total Credit Risk	915,967	(288,380)
Foreign Exchange Risk
Foreign Currency Contracts(c)	1,126,160	(330,399)
Total Foreign Exchange Risk	1,126,160	(330,399)
Interest Rate Risk
Futures Contracts(d)	701,294	(153,344)
Swaps(b)	0	(641,692)
Total Interest Rate Risk	701,294	(795,036)
Total Value of Derivatives	$2,743,421	$(1,413,815)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items. For centrally cleared OTC swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in net unrealized appreciation (depreciation).

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	88.3%
United Kingdom	2.7%
Netherlands	1.8%
Mexico	1.6%
Luxembourg	1.0%
Others (Individually Less Than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,010,679,391)	$24,770,119,522
Fidelity Central Funds (cost $1,668,097,710)	1,668,097,710
Total Investments (cost $25,678,777,101)		$26,438,217,232
Cash		5,836,844
Foreign currency held at value (cost $1,105,311)		1,099,187
Receivable for investments sold		14,270,602
Receivable for TBA sale commitments		183,397,307
Unrealized appreciation on foreign currency contracts		1,126,160
Receivable for fund shares sold		35,655,631
Dividends receivable		57,347
Interest receivable		182,190,416
Distributions receivable from Fidelity Central Funds		534,745
Receivable for daily variation margin for derivative instruments		27,120
Bi-lateral OTC swaps, at value		333,773
Other receivables		117,505
Total assets		26,862,863,869
Liabilities
Payable for investments purchased
Regular delivery	$74,198,561
Delayed delivery	861,797,609
TBA sale commitments, at value	183,421,846
Unrealized depreciation on foreign currency contracts	330,399
Payable for fund shares redeemed	26,594,499
Distributions payable	2,379,485
Bi-lateral OTC swaps, at value	231,644
Accrued management fee	6,576,431
Distribution and service plan fees payable	440,190
Other affiliated payables	3,072,688
Other payables and accrued expenses	121,530
Total liabilities		1,159,164,882
Net Assets		$25,703,698,987
Net Assets consist of:
Paid in capital		$24,883,055,554
Undistributed net investment income		61,951,817
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,029,988)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		759,721,604
Net Assets		$25,703,698,987
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,233,806,020 ÷ 113,522,429 shares)		$10.87
Maximum offering price per share (100/96.00 of $10.87)		$11.32
Class T:
Net Asset Value and redemption price per share ($155,517,725 ÷ 14,334,356 shares)		$10.85
Maximum offering price per share (100/96.00 of $10.85)		$11.30
Class C:
Net Asset Value and offering price per share ($186,379,856 ÷ 17,143,366 shares)(a)		$10.87
Total Bond:
Net Asset Value, offering price and redemption price per share ($20,469,676,977 ÷ 1,884,181,205 shares)		$10.86
Class I:
Net Asset Value, offering price and redemption price per share ($2,846,877,985 ÷ 262,444,312 shares)		$10.85
Class Z:
Net Asset Value, offering price and redemption price per share ($811,440,424 ÷ 74,801,346 shares)		$10.85

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2016
Investment Income
Dividends		$14,201,705
Interest		826,582,204
Income from Fidelity Central Funds		3,583,591
Total income		844,367,500
Expenses
Management fee	$70,790,898
Transfer agent fees	24,130,612
Distribution and service plan fees	4,802,144
Fund wide operations fee	8,883,826
Independent trustees' fees and expenses	99,245
Miscellaneous	56,037
Total expenses before reductions	108,762,762
Expense reductions	(98,338)	108,664,424
Net investment income (loss)		735,703,076
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,626,465
Foreign currency transactions	8,917,013
Futures contracts	(2,008,239)
Swaps	(7,308,496)
Total net realized gain (loss)		29,226,743
Change in net unrealized appreciation (depreciation) on: Investment securities	812,496,372
Assets and liabilities in foreign currencies	809,778
Futures contracts	762,682
Swaps	1,132,172
Delayed delivery commitments	322,528
Total change in net unrealized appreciation (depreciation)		815,523,532
Net gain (loss)		844,750,275
Net increase (decrease) in net assets resulting from operations		$1,580,453,351

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2016	Year ended August 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$735,703,076	$553,721,327
Net realized gain (loss)	29,226,743	353,243,022
Change in net unrealized appreciation (depreciation)	815,523,532	(782,562,955)
Net increase (decrease) in net assets resulting from operations	1,580,453,351	124,401,394
Distributions to shareholders from net investment income	(690,311,363)	(523,227,512)
Distributions to shareholders from net realized gain	(113,897,060)	(52,368,873)
Total distributions	(804,208,423)	(575,596,385)
Share transactions - net increase (decrease)	4,657,836,676	4,814,116,048
Total increase (decrease) in net assets	5,434,081,604	4,362,921,057
Net Assets
Beginning of period	20,269,617,383	15,906,696,326
End of period	$25,703,698,987	$20,269,617,383
Other Information
Undistributed net investment income end of period	$61,951,817	$36,361,125

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class A

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.312	.287	.292	.263	.322
Net realized and unrealized gain (loss)	.377	(.224)	.382	(.468)	.438
Total from investment operations	.689	.063	.674	(.205)	.760
Distributions from net investment income	(.290)	(.270)	(.275)	(.250)	(.335)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.349)	(.303)	(.384)	(.605)	(.510)
Net asset value, end of period	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C	6.71%	.58%	6.56%	(1.94)%	7.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	.75%	.75%	.76%	.79%	.82%
Expenses net of fee waivers, if any	.75%	.75%	.76%	.79%	.82%
Expenses net of all reductions	.75%	.75%	.76%	.79%	.82%
Net investment income (loss)	2.95%	2.69%	2.76%	2.41%	2.92%
Supplemental Data
Net assets, end of period (000 omitted)	$1,233,806	$852,243	$639,235	$517,259	$643,995
Portfolio turnover rateF	134%	140%G	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class T

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.28	$11.03
Income from Investment Operations
Net investment income (loss)A	.309	.285	.290	.265	.328
Net realized and unrealized gain (loss)	.378	(.234)	.392	(.477)	.433
Total from investment operations	.687	.051	.682	(.212)	.761
Distributions from net investment income	(.288)	(.268)	(.273)	(.253)	(.336)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.347)	(.301)	(.382)	(.608)	(.511)
Net asset value, end of period	$10.85	$10.51	$10.76	$10.46	$11.28
Total ReturnB,C	6.71%	.47%	6.65%	(2.01)%	7.14%
Ratios to Average Net AssetsD,E
Expenses before reductions	.77%	.77%	.78%	.76%	.77%
Expenses net of fee waivers, if any	.77%	.77%	.78%	.76%	.77%
Expenses net of all reductions	.77%	.77%	.78%	.76%	.77%
Net investment income (loss)	2.94%	2.67%	2.74%	2.44%	2.97%
Supplemental Data
Net assets, end of period (000 omitted)	$155,518	$101,673	$57,972	$52,848	$59,896
Portfolio turnover rateF	134%	140%G	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class C

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.48	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.231	.205	.211	.185	.246
Net realized and unrealized gain (loss)	.378	(.225)	.382	(.469)	.434
Total from investment operations	.609	(.020)	.593	(.284)	.680
Distributions from net investment income	(.210)	(.187)	(.194)	(.171)	(.255)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.269)	(.220)	(.303)	(.526)	(.430)
Net asset value, end of period	$10.87	$10.53	$10.77	$10.48	$11.29
Total ReturnB,C	5.90%	(.20)%	5.75%	(2.65)%	6.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of fee waivers, if any	1.52%	1.53%	1.53%	1.51%	1.51%
Expenses net of all reductions	1.52%	1.53%	1.53%	1.51%	1.51%
Net investment income (loss)	2.19%	1.92%	1.99%	1.69%	2.23%
Supplemental Data
Net assets, end of period (000 omitted)	$186,380	$139,264	$83,818	$79,711	$102,385
Portfolio turnover rateF	134%	140%G	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.53	$10.77	$10.47	$11.29	$11.04
Income from Investment Operations
Net investment income (loss)A	.343	.320	.326	.300	.363
Net realized and unrealized gain (loss)	.368	(.224)	.392	(.478)	.434
Total from investment operations	.711	.096	.718	(.178)	.797
Distributions from net investment income	(.322)	(.303)	(.309)	(.287)	(.372)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.381)	(.336)	(.418)	(.642)	(.547)
Net asset value, end of period	$10.86	$10.53	$10.77	$10.47	$11.29
Total ReturnB	6.94%	.88%	7.00%	(1.70)%	7.48%
Ratios to Average Net AssetsC,D
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	3.25%	2.99%	3.07%	2.75%	3.29%
Supplemental Data
Net assets, end of period (000 omitted)	$20,469,677	$17,359,294	$14,547,801	$11,526,014	$13,963,154
Portfolio turnover rateE	134%	140%F	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class I

Years ended August 31,	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.76	$10.46	$11.27	$11.02
Income from Investment Operations
Net investment income (loss)A	.337	.313	.319	.295	.353
Net realized and unrealized gain (loss)	.378	(.233)	.393	(.469)	.435
Total from investment operations	.715	.080	.712	(.174)	.788
Distributions from net investment income	(.316)	(.297)	(.303)	(.281)	(.363)
Distributions from net realized gain	(.059)	(.033)	(.109)	(.355)	(.175)
Total distributions	(.375)	(.330)	(.412)	(.636)	(.538)
Net asset value, end of period	$10.85	$10.51	$10.76	$10.46	$11.27
Total ReturnB	6.99%	.73%	6.95%	(1.67)%	7.40%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.51%	.51%	.53%
Expenses net of fee waivers, if any	.50%	.50%	.51%	.51%	.53%
Expenses net of all reductions	.50%	.50%	.51%	.51%	.53%
Net investment income (loss)	3.20%	2.94%	3.02%	2.69%	3.20%
Supplemental Data
Net assets, end of period (000 omitted)	$2,846,878	$1,266,870	$573,410	$244,911	$596,238
Portfolio turnover rateE	134%	140%F	108%	201%	155%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 F Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Total Bond Fund Class Z

Years ended August 31,	2016	2015 A
Selected Per–Share Data
Net asset value, beginning of period	$10.51	$10.66
Income from Investment Operations
Net investment income (loss)B	.352	.234
Net realized and unrealized gain (loss)	.378	(.167)
Total from investment operations	.730	.067
Distributions from net investment income	(.331)	(.217)
Distributions from net realized gain	(.059)	–
Total distributions	(.390)	(.217)
Net asset value, end of period	$10.85	$10.51
Total ReturnC,D	7.14%	.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	.36%	.36%G
Expenses net of fee waivers, if any	.36%	.36%G
Expenses net of all reductions	.36%	.36%G
Net investment income (loss)	3.34%	3.29%G
Supplemental Data
Net assets, end of period (000 omitted)	$811,440	$546,968
Portfolio turnover rateH	134%	140%I

 A For the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds..

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2016

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2016 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, closed foreign currency contracts, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency including foreign currency contracts, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2016, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to future contracts, swaps, foreign currency transactions, market discount, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$952,985,453
Gross unrealized depreciation	(180,886,682)
Net unrealized appreciation (depreciation) on securities	$772,098,771
Tax Cost	$25,666,118,461

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$44,833,950
Undistributed long-term capital gain	$11,065,558
Net unrealized appreciation (depreciation) on securities and other investments	$764,860,185

The tax character of distributions paid was as follows:

	August 31, 2016	August 31, 2015
Ordinary Income	$736,642,371	$ 565,758,842
Long-term Capital Gains	67,566,052	9,837,543
Total	$804,208,423	$ 575,596,385

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts, foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as foreign currency contracts, options and bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Purchased Options	$(1,396,193)	$(404,316)
Swaps	172,101	(112,891)
Total Credit Risk	(1,224,092)	(517,207)
Foreign Exchange Risk
Foreign Currency Contracts	6,418,103	855,142
Interest Rate Risk
Futures Contracts	(2,008,239)	762,682
Swaps	(7,480,597)	1,245,063
Total Interest Rate Risk	(9,488,836)	2,007,745
Totals	$(4,294,825)	$2,345,680

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Foreign Currency Contracts. Foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. The Fund used foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on foreign currency contracts during the period is included in the Statement of Operations as part of net realized gain (loss) on foreign currency transactions and change in unrealized gain (loss) on assets and liabilities in foreign currencies, respectively.

Any open foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end and is representative of volume activity during the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is included in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. The Fund uses OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed the Fund will realize a gain or loss depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included on the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are reflected separately on the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $5,599,161,811 and $4,239,587,584, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,876,569	$42,429
Class T	-%	.25%	312,422	–
Class B	.65%	.25%	21,737	15,699
Class C	.75%	.25%	1,591,416	463,406
			$4,802,144	$521,534

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$129,087
Class T	16,329
Class B(a)	738
Class C(a)	43,432
$189,586

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond. FIIOC receives an asset-based fee of .10% of Total Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,746,166.15
Class T	208,012.17
Class B	4,648.19
Class C	268,810.17
Total Bond	18,313,414.10
Class I	3,521,490.15
Class Z	68,072.01
	$24,130,612

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .04% of average net assets.

Prior Fiscal Year Exchanges In-Kind. During the prior period, the Fund redeemed in-kind all of its shares of Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund in exchange for cash and investments, including accrued interest totaling $3,134,457,108. The Fund had net realized gain (loss) of $206,487,401 on the redemptions of the Fidelity Floating Rate Central Fund and Fidelity Mortgage Backed Securities Central Fund shares. The transaction generally did not result in the recognition of gains or losses for federal income tax purposes.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $51,795.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $46,443 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is maintained at the Fund's custodian and/or invested in cash equivalents. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Total security lending income during the period amounted to $1,240,190.

9. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $93 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $70,390.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $27,855.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2016	Year ended August 31, 2015(a)
From net investment income
Class A	$31,727,561	$19,261,143
Class T	3,400,558	1,998,555
Class B	52,324	71,894
Class C	3,143,821	2,070,818
Total Bond	559,720,907	468,456,666
Class I	70,886,754	28,443,167
Class Z	21,379,438	2,925,269
Total	$690,311,363	$523,227,512
From net realized gain
Class A	$5,050,640	$2,146,775
Class T	600,521	193,116
Class B	17,887	13,138
Class C	809,224	303,573
Total Bond	97,033,225	47,388,889
Class I	7,167,426	2,323,382
Class Z	3,218,137	–
Total	$113,897,060	$52,368,873

 (a) Distributions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015.

11. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2016	Year ended August 31, 2015(a)	Year ended August 31, 2016	Year ended August 31, 2015(a)
Class A
Shares sold	79,582,385	46,571,257	$836,125,573	$499,377,221
Reinvestment of distributions	3,397,092	1,930,629	35,693,646	20,670,065
Shares redeemed	(50,390,515)	(26,903,901)	(531,503,136)	(288,269,536)
Net increase (decrease)	32,588,962	21,597,985	$340,316,083	$231,777,750
Class T
Shares sold	7,797,143	6,974,914	$81,948,331	$74,605,782
Reinvestment of distributions	371,455	199,988	3,901,602	2,136,905
Shares redeemed	(3,506,111)	(2,893,126)	(36,795,670)	(30,963,185)
Net increase (decrease)	4,662,487	4,281,776	$49,054,263	$45,779,502
Class B
Shares sold	52,386	54,717	$545,030	$586,026
Reinvestment of distributions	5,304	6,657	55,384	71,357
Shares redeemed	(371,399)	(161,541)	(3,942,186)	(1,731,933)
Net increase (decrease)	(313,709)	(100,167)	$(3,341,772)	$(1,074,550)
Class C
Shares sold	7,989,480	8,235,348	$84,112,756	$88,316,556
Reinvestment of distributions	338,212	196,619	3,555,483	2,104,956
Shares redeemed	(4,407,873)	(2,989,581)	(46,363,403)	(31,990,728)
Net increase (decrease)	3,919,819	5,442,386	$41,304,836	$58,430,784
Total Bond
Shares sold	564,396,562	1,119,099,210	$5,943,329,183	$12,023,173,893
Reinvestment of distributions	59,893,089	46,138,120	629,464,263	493,997,692
Shares redeemed	(389,085,832)	(866,846,007)	(4,072,787,679)	(9,307,894,830)
Net increase (decrease)	235,203,819	298,391,323	$2,500,005,767	$3,209,276,755
Class I
Shares sold	202,861,513	96,458,549	$2,130,458,698	$1,031,052,872
Reinvestment of distributions	7,026,236	2,698,883	73,778,315	28,838,468
Shares redeemed	(67,965,246)	(31,950,235)	(713,298,115)	(340,167,664)
Net increase (decrease)	141,922,503	67,207,197	$1,490,938,898	$719,723,676
Class Z
Shares sold	31,568,440	56,087,638	$331,880,727	$592,975,149
Reinvestment of distributions	2,342,277	276,639	24,597,125	2,920,079
Shares redeemed	(11,141,442)	(4,332,206)	(116,919,251)	(45,693,097)
Net increase (decrease)	22,769,275	52,032,071	$239,558,601	$550,202,131

 (a) Share transactions for Class Z are for the period December 22, 2014 (commencement of sale of shares) to August 31, 2015

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers Core Income Fund was the owner of record of approximately 20% of the total outstanding shares of the Fund.

13. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Total Bond Fund (a fund of Fidelity Income Fund) at August 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Total Bond Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
October 20, 2016

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jennifer Toolin McAuliffe and Mark A. Murray, each of the Trustees oversees 244 funds. Ms. McAuliffe and Mr. Murray each oversees 191 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income, sector and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as President (2013-present) and Chief Executive Officer (2014-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present), Chairman and Director of FMR (investment adviser firm, 2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Ms. McAuliffe previously served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves as president of the Business Roundtable (2011-present), and on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (1940)

Year of Election or Appointment: 2007

Trustee

Mr. Keyes also serves as Trustee of other Fidelity® funds. Mr. Keyes serves as a member of the Board and Non-Executive Chairman of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002). Previously, Mr. Keyes served as a member of the Board of Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, 1998-2013). Prior to his retirement, Mr. Keyes served as Chairman (1993-2002) and Chief Executive Officer (1988-2002) of Johnson Controls (automotive, building, and energy) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee or Member of the Advisory Board of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (U.K.) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

Jeffrey S. Christian (1961)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Christian also serves as Assistant Treasurer of other funds. Mr. Christian is an employee of Fidelity Investments (2003-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds, and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2008-present). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Stephanie J. Dorsey (1969)

Year of Election or Appointment: 2013

President and Treasurer

Ms. Dorsey also serves as an officer of other funds. She is an employee of Fidelity Investments (2008-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Howard J. Galligan III (1966)

Year of Election or Appointment: 2014

Chief Financial Officer

Mr. Galligan also serves as Chief Financial Officer of other funds. Mr. Galligan serves as President of Fidelity Pricing and Cash Management Services (FPCMS) (2014-present) and as a Director of Strategic Advisers, Inc. (investment adviser firm, 2008-present). Previously, Mr. Galligan served as Chief Administrative Officer of Asset Management (2011-2014) and Chief Operating Officer and Senior Vice President of Investment Support for Strategic Advisers, Inc. (2003-2011).

Scott C. Goebel (1968)

Year of Election or Appointment: 2015

Vice President

Mr. Goebel serves as Vice President of other funds and is an employee of Fidelity Investments (2001-present). Mr. Goebel serves as Senior Vice President of Fidelity Management & Research Company (FMR) (investment adviser firm, 2016-present). Previously, Mr. Goebel served as Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2013-2015), Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2010-2015), and Fidelity Research and Analysis Company (FRAC) (investment adviser firm, 2010-2015); General Counsel, Secretary, and Senior Vice President of FMR (investment adviser firm, 2008-2015) and FMR Co., Inc. (investment adviser firm, 2008-2015); Assistant Secretary of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2008-2015) and Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2008-2015); Chief Legal Officer (CLO) of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2008-2015); Secretary and CLO of certain Fidelity® funds (2008-2015); Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and certain funds (2007-2008); and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan is an employee of Fidelity Investments (2005-present).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

John F. Papandrea (1972)

Year of Election or Appointment: 2016

Anti-Money Laundering (AML) Officer

Mr. Papandrea also serves as AML Officer of other funds. Mr. Papandrea is Vice President of FMR LLC (diversified financial services company, 2008-present) and is an employee of Fidelity Investments (2005-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as a Director of FMR Investment Management (U.K.) Limited (investment adviser firm, 2015-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), Vice Chairman of FIAM LLC (investment adviser firm, 2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. She is an employee of Fidelity Investments (2009-present) and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (1996-2009). Previously, Ms. Smith served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Christine J. Thompson (1958)

Year of Election or Appointment: 2015

Vice President of Fidelity's Bond Funds

Ms. Thompson also serves as Vice President of other funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments (1985-present). Previously, Ms. Thompson served as Vice President of Fidelity's Bond Funds (2010-2012).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2016 to August 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2016	Ending Account Value August 31, 2016	Expenses Paid During Period-B March 1, 2016 to August 31, 2016
Class A	.75%
Actual		$1,000.00	$1,066.60	$3.90
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class T	.76%
Actual		$1,000.00	$1,066.60	$3.95
Hypothetical-C		$1,000.00	$1,021.32	$3.86
Class C	1.51%
Actual		$1,000.00	$1,062.50	$7.83
Hypothetical-C		$1,000.00	$1,017.55	$7.66
Total Bond	.45%
Actual		$1,000.00	$1,067.20	$2.34
Hypothetical-C		$1,000.00	$1,022.87	$2.29
Class I	.50%
Actual		$1,000.00	$1,068.00	$2.60
Hypothetical-C		$1,000.00	$1,022.62	$2.54
Class Z	.36%
Actual		$1,000.00	$1,068.80	$1.87
Hypothetical-C		$1,000.00	$1,023.33	$1.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Total Bond Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Total Bond Fund
Class A	10/17/16	10/14/16	$0.017
Class T	10/17/16	10/14/16	$0.017
Class C	10/17/16	10/14/16	$0.017
Total Bond Fund	10/17/16	10/14/16	$0.017
Class I	10/17/16	10/14/16	$0.017
Class Z	10/17/16	10/14/16	$0.017

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2016, $ 13,913,879, or, if subsequently determined to be different, the net capital gain of such year.

A total of 7.53% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $380,589,919 of distributions paid during the period January 1, 2016 to August 31, 2016 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2017 of amounts for use in preparing 2016 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on April 13, 2016. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.
	# of Votes	% of Votes
Elizabeth S. Acton
Affirmative	23,485,695,172.82	97.873
Withheld	510,412,850.89	2.127
TOTAL	23,996,108,023.71	100.000
John Engler
Affirmative	23,396,775,263.01	97.503
Withheld	599,332,760.70	2.497
TOTAL	23,996,108,023.71	100.000
Albert R. Gamper, Jr.
Affirmative	23,408,625,557.99	97.552
Withheld	587,482,465.72	2.448
TOTAL	23,996,108,023.71	100.000
Robert F. Gartland
Affirmative	23,466,064,780.31	97.792
Withheld	530,043,243.40	2.208
TOTAL	23,996,108,023.71	100.000
Abigail P. Johnson
Affirmative	23,449,693,125.04	97.723
Withheld	546,414,898.67	2.277
TOTAL	23,996,108,023.71	100.000
Arthur E. Johnson
Affirmative	23,433,937,136.83	97.658
Withheld	562,170,886.88	2.342
TOTAL	23,996,108,023.71	100.000
Michael E. Kenneally
Affirmative	23,472,891,022.59	97.820
Withheld	523,217,001.12	2.180
TOTAL	23,996,108,023.71	100.000
James H. Keyes
Affirmative	23,409,640,697.18	97.556
Withheld	586,467,326.53	2.444
TOTAL	23,996,108,023.71	100.000
Marie L. Knowles
Affirmative	23,434,534,070.88	97.660
Withheld	561,573,952.83	2.340
TOTAL	23,996,108,023.71	100.000
Geoffrey A. von Kuhn
Affirmative	23,442,506,227.29	97.693
Withheld	553,601,796.42	2.307
TOTAL	23,996,108,023.71	100.000
Proposal 1 reflects trust wide proposal and voting results.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

TBD-ANN-1016
1.789692.114

Item 2.

Code of Ethics

As of the end of the period, August 31, 2016, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2016 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$88,000	$-	$5,100	$3,700
Fidelity Intermediate Government Income Fund	$84,000	$-	$3,500	$3,200
Fidelity Total Bond Fund	$205,000	$-	$10,600	$9,200

August 31, 2015 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Government Income Fund	$81,000	$-	$4,900	$3,100
Fidelity Intermediate Government Income Fund	$77,000	$-	$3,300	$1,900
Fidelity Total Bond Fund	$179,000	$-	$13,300	$8,100

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2016A	August 31, 2015A
Audit-Related Fees	$5,760,000	$4,730,000
Tax Fees	$10,000	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	August 31, 2016 A	August 31, 2015 A
PwC	$6,560,000	$6,085,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) for each Fund provide reasonable assurances that material information relating to such Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in a Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, a Fund’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/ Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	October 26, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	October 26, 2016